UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________
FORM N-CSR
________
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-22209
Global X Funds
 (Exact name of registrant as specified in charter)
________

605 Third Avenue, 43rd floor
New York, NY 10158
 (Address of principal executive offices) (Zip code)
Luis Berruga
Global X Management Company LLC
605 Third Avenue, 43rd floor
New York, NY 10158
 (Name and address of agent for service)
With a copy to:
Global X Management Company LLC 605 Third Avenue, 43rd floor New York, NY 10158	Eric S. Purple, Esq. Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871

Registrant’s telephone number, including area code: (212) 644-6440
Date of fiscal year end: October 31, 2022
Date of reporting period: October 31, 2022

Item 1. Reports to Stockholders.
A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.
Global X Social Media ETF (ticker: SOCL)
Global X Lithium & Battery Tech ETF (ticker: LIT)
Global X Disruptive Materials ETF (ticker: DMAT)
Global X E-commerce ETF (ticker: EBIZ)
Global X Emerging Markets Internet & E-commerce ETF (ticker: EWEB)
Global X SuperDividend® ETF (ticker: SDIV)
Global X SuperDividend® U.S. ETF (ticker: DIV)
Global X MSCI SuperDividend® EAFE ETF (ticker: EFAS)
Global X MSCI SuperDividend® Emerging Markets ETF (ticker: SDEM)
Global X SuperDividend® REIT ETF (ticker: SRET)
Global X NASDAQ 100® Covered Call ETF (ticker: QYLD)
Global X S&P 500® Covered Call ETF (ticker: XYLD)
Global X Russell 2000 Covered Call ETF (ticker: RYLD)
Global X Dow 30® Covered Call ETF (ticker: DJIA)
Global X Nasdaq 100® Covered Call & Growth ETF (ticker: QYLG)
Global X S&P 500® Covered Call & Growth ETF (ticker: XYLG)
Global X Russell 2000 Covered Call & Growth ETF (ticker: RYLG)
Global X SuperIncome™ Preferred ETF (ticker: SPFF)
Global X Renewable Energy Producers ETF (ticker: RNRG)
Global X S&P 500® Catholic Values ETF (ticker: CATH)
Global X S&P Catholic Values Developed ex-U.S. ETF (ticker: CEFA)
Global X Guru® Index ETF (ticker: GURU)
Global X S&P 500® Tail Risk ETF (ticker: XTR)
Global X S&P 500® Risk Managed Income ETF (ticker: XRMI)
Global X S&P 500® Collar 95-110 ETF (ticker: XCLR)
Global X NASDAQ 100® Tail Risk ETF (ticker: QTR)
Global X NASDAQ 100® Risk Managed Income ETF (ticker: QRMI)
Global X NASDAQ 100® Collar 95-110 ETF (ticker: QCLR)

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s (defined below) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, shareholder reports will be available on the Fund’s website (www. globalxetfs.com/explore), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary.

You may elect to receive all future Fund shareholder reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Table of Contents

Management Discussion of Fund Performance	1
Schedule of Investments
Global X Social Media ETF	64
Global X Lithium & Battery Tech ETF	68
Global X Disruptive Materials ETF	73
Global X E-commerce ETF	77
Global X Emerging Markets Internet & E-commerce ETF	81
Global X SuperDividend® ETF	85
Global X SuperDividend® U.S. ETF	95
Global X MSCI SuperDividend® EAFE ETF	99
Global X MSCI SuperDividend® Emerging Markets ETF	105
Global X SuperDividend® REIT ETF	111
Global X NASDAQ 100® Covered Call ETF	114
Global X S&P 500® Covered Call ETF	120
Global X Russell 2000 Covered Call ETF	136
Global X Dow 30® Covered Call ETF	193
Global X Nasdaq 100® Covered Call & Growth ETF	196
Global X S&P 500® Covered Call & Growth ETF	202
Global X Russell 2000 Covered Call & Growth ETF	218
Global X SuperIncome™ Preferred ETF	220
Global X Renewable Energy Producers ETF	224
Global X S&P 500® Catholic Values ETF	230
Global X S&P Catholic Values Developed ex-US ETF	244
Global X Guru® Index ETF	269
Global X S&P 500® Tail Risk ETF	275
Global X S&P 500® Risk Managed Income ETF	291
Global X S&P 500® Collar 95-110 ETF	307
Global X NASDAQ 100® Tail Risk ETF	323
Global X NASDAQ 100® Risk Managed Income ETF	329
Global X NASDAQ 100® Collar 95-110 ETF	335
Glossary	341
Statements of Assets and Liabilities	342
Statements of Operations	349
Statements of Changes in Net Assets	356
Financial Highlights	370
Notes to Financial Statements	390
Report of Independent Registered Public Accounting Firm	426
Disclosure of Fund Expenses	430
Liquidity Risk Management Program	434
Approval of Investment Advisory Agreement	435
Supplemental Information	439
Trustees and Officers of the Trust	440

Shares are bought and sold at market price (not net asset value (“NAV”)) and are not individually redeemed from the Fund. Shares may only be redeemed directly from the Fund by Authorized Participants, in very large creation/ redemption units. Brokerage commissions will reduce returns.

The Fund files its complete schedule of Fund holdings with the Securities and Exchange Commission (the “SEC” or “Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the Commission’s website at https://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-493-8631; and (ii) on the Commission’s website at https://www.sec.gov.

Management Discussion of Fund Performance (unaudited)
Global X Social Media ETF

Global X Social Media ETF

The Global X Social Media ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Social Media Total Return Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to reflect the performance of companies involved in the social media industry, including companies that provide social networking, file sharing, and other web-based media applications, as defined by Solactive AG, the provider of the Underlying Index.

For the 12-month period ended October 31, 2022 (the “reporting period”), the Fund decreased 59.24%, while the Underlying Index decreased 59.15%. The Fund had a net asset value of $61.26 per share on October 31, 2021 and ended the reporting period with a net asset value of $24.88 per share on October 31, 2022.

During the reporting period, the highest returns came from Zynga Inc. and Twitter Inc., which returned 10.84% and 0.30%, respectively. The worst performers were Vimeo, Inc. and Bilibili, Inc, which returned -88.73% and -87.83%, respectively.

Fund performance was negative over the reporting period as the COVID-19 pandemic-induced growth for the social media industry faded. Macroeconomic challenges, increased competition for user attention, a weaker economy, and inflationary pressures all contributed to this decline. Given tightened spending budgets, a significant portion of companies cut their digital advertisement spending which is the primary source of revenue for most social platforms. Additionally, as pandemic conditions continued to ease, consumers returned to spending more of their time offline. Sector weighting of the Fund was highest in Communication Services, at 98.10% during the reporting period. Geographically, the Fund maintained an average allocation of 49.66% to United States stocks, followed by China (30.06%) and South Korea (11.08%) during the reporting period.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2022
	One Year Return		Three Year Return		Five Year Return		Ten Year Return
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Social Media ETF	-59.24%	-59.13%	-7.86%	-7.73%	-4.96%	-5.00%	7.16%	7.26%
Solactive Social Media Total Return Index (USD)	-59.15%	-59.15%	-7.43%	-7.43%	-4.46%	-4.46%	7.67%	7.67%
MSCI ACWI (Net) (USD)	-19.96%	-19.96%	4.85%	4.85%	5.24%	5.24%	7.98%	7.98%

Management Discussion of Fund Performance (unaudited)
Global X Social Media ETF

* The Fund commenced operations on November 14, 2011.

The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging market

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page.

Management Discussion of Fund Performance (unaudited)
Global X Lithium & Battery Tech ETF

Global X Lithium & Battery Tech ETF

The Global X Lithium & Battery Tech ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Lithium Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to measure broad-based equity market performance of global companies involved in the lithium industry, as defined by Solactive AG, the provider of the Underlying Index.

For the 12-month period ended October 31, 2022 (the “reporting period”), the Fund decreased 26.10%, while the Underlying Index decreased 25.65%. The Fund had a net asset value of $91.07 per share on October 31, 2021 and ended the reporting period with a net asset value of $67.13 per share on October 31, 2022.

During the reporting period, the highest returns came from Pilbara Minerals Limited and Sociedad Quimica y Minera de Chile SA, which returned 96.97% and 80.14%, respectively. The worst performers were Varta AG and QuantumScape Corporation, which returned -82.04% and -71.22%, respectively.

Over the reporting period, rising prices for raw material inputs used in battery manufacturing, as well as supply chain disruptions caused by the Russia-Ukraine war and COVID-19 pandemic-related lockdown measures in China contributed to the Fund's negative performance. Battery tech companies struggled to pass rising costs onto consumers through most of the reporting period, contributing to negative sentiments toward various Fund holdings. Lithium miners however, benefitted from the materials pricing environment, as lithium prices reached record highs and remained elevated. This dynamic directly translated into almost unanimous revenue growth and margin expansion amongst senior lithium miners. Strong returns from companies involved in lithium mining provided balance to performance, allowing the Fund to outperform major indexes despite a negative return. During the reporting period, the Fund had an average approximate stock exposure of 41.87% in China, 21.49% in the United States, 10.80% in South Korea, and 10.25% in Japan. By sector, it had the highest exposure to Materials, at 47.69%, followed by Industrials (20.33%), Information Technology (16.24%), and Consumer Discretionary (15.61%).

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2022
	One Year Return		Three Year Return		Five Year Return		Ten Year Return
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Lithium & Battery Tech	-26.10%	-27.11%	39.84%	39.93%	13.31%	13.17%	10.43%	10.47%
Solactive Global Lithium Index (USD)	-25.65%	-25.65%	40.29%	40.29%	13.53%	13.53%	10.96%	10.96%
MSCI ACWI (Net) (USD)	-19.96%	-19.96%	4.85%	4.85%	5.24%	5.24%	7.98%	7.98%

Management Discussion of Fund Performance (unaudited)
Global X Lithium & Battery Tech ETF

*Fund commenced operations on July 22, 2010.

The MSCI ACWI (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page.

Management Discussion of Fund Performance (unaudited)
Global X Disruptive Materials ETF

Global X Disruptive Materials ETF

The Global X Disruptive Materials ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Disruptive Materials Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to provide exposure to companies that produce metals and other raw or composite materials that have been identified as being essential to disruptive technologies such as lithium batteries, solar panels, wind turbines, fuel cells, robotics, and 3D printers. Each material has been determined by Solactive AG, the provider of the Underlying Index (the “Index Provider”) to be instrumental to the development and materialization of one or more disruptive technologies. Disruptive technologies refer to those technologies that are essential to the development and materialization of long-term, structural changes to existing products, services, industries, or sectors. Specifically, the Underlying Index will include securities issued by “Disruptive Materials Companies” as defined by the Index Provider.

From the inception of the Fund to period ended October 31, 2022 (the “reporting period”), the Fund decreased 22.98%, while the Underlying Index decreased 22.72%. The Fund had a net asset value of $23.75 per share on January 24, 2022 and ended the reporting period with a net asset value of $18.07 on October 31, 2022.

During the reporting period, the highest returns came from Livent Corp and Teck Resources Limited, which returned 44.09% and 34.82%, respectively. The worst performers were Nickel Industries Ltd. and Yunnan Tin Co Ltd, which returned -55.50% and -55.19%, respectively.

The Fund generated negative returns over the reporting period due to factors including investor concerns of an economic slowdown and geopolitical complications. Commodity prices generally entered 2022 at elevated levels due to strong demand and supply chain disruptions attributable to the COVID-19 pandemic. However, later in the reporting period, investor fears of recession lead to declining materials prices and, in turn, declining investor sentiment toward relevant suppliers. Additionally, disruptions in China as well as warfare in Ukraine contributed to negative sentiments. COVID-19 pandemic-related lockdowns caused decreased investor confidence in China, leading to speculation that demand for raw materials could falter. These lockdowns also generated negative sentiment as China is a key mining and processing center for several disruptive materials. Furthermore, conflict between Russian and Ukraine had a mixed impact on material suppliers. The conflict created supply chain disruptions that support higher pricing. However, the conflict also led to energy shortages that jeopardized European manufacturing capacity for raw materials throughout the reporting period. During the reporting period, the Fund had an average approximate stock exposure of 27.39% in China, 18.92% in the United States, 13.66% in South Africa, and 11% in Australia. By sector, it had the highest exposure to Materials, at 93.59%, followed by Industrials (5.94%), Information Technology (0.29%).

Management Discussion of Fund Performance (unaudited)
Global X Disruptive Materials ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2022
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X Disruptive Material ETF	-22.98%	-23.40%
Solactive Disruptive Materials Index	-22.72%	-22.72%
MSCI ACWI (Net)	-15.86	-15.86

Management Discussion of Fund Performance (unaudited)
Global X Disruptive Materials ETF

* The Fund commenced operations on January 24, 2022.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X E-commerce ETF

Global X E-commerce ETF

The Global X E-commerce ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive E-commerce Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to provide exposure to exchange-listed companies that are positioned to benefit from the increased adoption of e-commerce as a distribution model, including but not limited to companies whose principal business is in operating e-commerce platforms, providing e-commerce software and services, and/or selling goods and services online (collectively, "E-commerce Companies"), as defined by Solactive AG, the provider of the Underlying Index.

For the 12-month period ended October 31, 2022 (the “reporting period”), the Fund decreased 51.19%, while the Underlying Index decreased 51.02%. The Fund had a net asset value of $31.19 per share on October 31, 2021 and ended the reporting period with a net asset value of $15.14 per share on October 31, 2022.

During the reporting period, the highest returns came from GoDaddy, Inc. and 1stdibs.com, Inc., which returned 16.24% and 4.48%, respectively. The worst performers were eHealth, Inc. and Wayfair, Inc., which returned -93.96% and -84.78%, respectively.

Globally, E-Commerce Companies have been affected by supply chain issues, rising inflation, and rising interest rates which resulted in negative returns for the Fund during the reporting period. Despite underperformance relative to a period of acceleration in online sales growth driven by the COVID-19 pandemic, key business segments within the e-commerce industry continue to present attractive opportunities. Momentum in emerging markets remains a key driver of e-commerce growth. Furthermore, as a result of the expansive offerings and added convenience of e-commerce for consumers, e-commerce sales as a percentage of total retail sales in the United States increased. Importantly, its market share is still well above comparable periods before the COVID-19 pandemic. During the reporting period, sector weightings were highest in Consumer Discretionary at 67.60%, followed by Communication Services (11.34%). Geographically, the Fund maintained an average allocation of 55.21% to United States stocks, followed by China (25.71%) and the United Kingdom (4.99%) during the reporting period.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2022
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X E-Commerce ETF	-51.19%	-51.17%	-4.36%	-4.47%	0.64%	0.62%
Solactive E-Commerce Index	-51.02%	-51.02%	-4.00%	-4.00%	1.08%	1.08%
MSCI ACWI (Net)	-19.96%	-19.96%	4.85%	4.85%	7.01%	7.01%

Management Discussion of Fund Performance (unaudited)
Global X E-commerce ETF

* The Fund commenced operations on November 27, 2018.

The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X Emerging Markets Internet & E-commerce ETF

Global X Emerging Markets Internet & E-commerce ETF

The Global X Emerging Markets Internet & E-commerce ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Nasdaq CTA Emerging Markets Internet & E-commerce Net Total Return Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to provide exposure to exchange-listed companies that are expected to benefit from further adoption of internet and e-commerce technologies in emerging markets countries (collectively, “Emerging Markets Internet & E-commerce Companies”), as defined by Nasdaq, Inc., the provider of the Underlying Index (the “Index Provider”) and the Consumer TechnologyAssociation (“CTA”). The Index Provider and the CTA have jointly developed the eligibility and selection criteria for the Underlying Index. In order to be eligible for inclusion in the Underlying Index, a company is considered by the CTA to be an Emerging Markets Internet & E-commerce Company if it derives at least 50% of its revenue, operating income, or assets from: (i) internet-related services (including social media and online entertainment), (ii) internet retail commerce, (iii) internet search engine services, and/or (iv) software delivered via the internet.

For the 12-month period ended October 31, 2022 (the “reporting period”), the Fund decreased 54.30%, while the Underlying Index decreased 54.12%. The Fund had a net asset value of $35.97 per share on October 31, 2021 and ended the reporting period with a net asset value of $16.38 per share on October 31, 2022 (as adjusted to account for a 1:3 reverse share split on December 19, 2022).

During the reporting period, the highest return came from Totvs SA, which returned 9.65%. The worst performers were Bilibili, Inc. and Iqiyi, Inc., which returned -87.83% and -75.60%, respectively.

Emerging markets, which are more vulnerable to global economic downturns, faced several challenges leading to negative returns during the reporting period. These included Russia's invasion of Ukraine, soaring energy and commodities prices and high global inflation. These factors, combined with logistical challenges, including supply chain disruptions caused by COVID-19 pandemic-related lockdowns in China, combined to slow growth in emerging markets. Overall, these macroeconomic challenges hurt the performance of many leading Chinese e-commerce companies, contributing to the Fund's negative returns. Despite these challenges, the opportunity for emerging market penetration into the e-commerce industry remains significantly higher than in developed markets, especially as new technologies enter these developing nations. In addition, fiscal policy in many emerging countries was eased after the COVID-19 pandemic, but it is now tightening as governments try to mitigate the impact of inflation. During the reporting period, sector weightings of the Fund were highest in Consumer Discretionary at 51.84%, ahead of Communication Services at 40.22%. Geographically, the Fund maintained an average allocation of 71.15% to Chinese stocks, followed by South Korean (10.97%) and Brazilian (9.23%) during the reporting period.

Management Discussion of Fund Performance (unaudited)
Global X Emerging Markets Internet & E-commerce ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2022
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Emerging Markets Internet & E-commerce ETF	-54.30%	-53.66%	-39.51%	-39.34%
NASDAQ CTA Emerging Markets Internet & E-commerce Net Total Return Index	-54.12%	-54.12%	-39.19%	-39.19%
MSCI Emerging Markets Index (Net)	-31.03%	-31.03%	-13.76%	-13.76%

* The Fund commenced operations on November 9, 2020.

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.

Management Discussion of Fund Performance (unaudited)
Global X Emerging Markets Internet & E-commerce ETF

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X SuperDividend® ETF

Global X SuperDividend® ETF

The Global X SuperDividend® ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global SuperDividend® Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index tracks the performance of 100 equally-weighted companies that rank among the highest dividend yielding equity securities in the world, including emerging market countries, as defined by Solactive AG, the provider of the Underlying Index ("Index Provider"). The Index Provider applies certain dividend stability filters.

For the 12-month period ended October 31, 2022 (the “reporting period”), the Fund decreased 33.80%, while the Underlying Index decreased 35.81%. The Fund had a net asset value of $39.03 per share on October 31, 2021 and ended the reporting period with a net asset value of $23.05 per share on October 31, 2022 (as adjusted to account for a 1:3 reverse share split on December 19, 2022).

During the reporting period, the highest returns came from Yankuang Energy Group Company Limited and BW LPG Ltd., which returned 63.23% and 54.47%, respectively. The worst performers were PhosAgro PJSC and Evraz Plc, which returned -99.77% and -87.71%, respectively.

The stocks held by the Fund have some of the highest dividend yields in the world. The Fund generated negative returns in the reporting period as increasing volatility negatively impacted the global equity markets. High-dividend-yielding sectors such as real estate experienced a downturn as rising interest rates increased investors' financing costs and weaker consumer sentiment reduced demand for retail space, negatively impacting the Fund's performance. Furthermore, concerns about a global recession impacted the financial services sectors to which the Fund has the most exposure. However, the energy sector has supported the Fund with rising oil and natural gas prices, as many countries ended or eased COVID-19 pandemic-related restrictions. Geographically, the Fund maintained an average allocation of 28.16% to U.S. stocks, followed by China (15.81%), Hong Kong (11.45%) and Brazil (11.06%) during the reporting period. By sector, it averaged an approximate exposure of 29.91% to Financials, 21.94% to Real Estate, 9.25% to Materials, and 9.19% to Energy.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2022
	One Year Return		Three Year Return		Five Year Return		Ten Year Return
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X SuperDividend® ETF	-33.80%	-33.47%	-16.22%	-16.01%	-11.11%	-11.01%	-2.59%	-2.55%
Solactive Global SuperDividend Index (USD)	-35.81%	-35.81%	-16.96%	-16.96%	-11.58%	-11.58%	-2.93%	-2.93%
MSCI ACWI (Net) (USD)	-19.96%	-19.96%	4.85%	4.85%	5.24%	5.24%	7.98%	7.98%

Management Discussion of Fund Performance (unaudited)
Global X SuperDividend® ETF

* The Fund commenced operations on June 8, 2011.

The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page.

Management Discussion of Fund Performance (unaudited)
Global X SuperDividend® U.S. ETF

Global X SuperDividend® U.S. ETF

The Global X SuperDividend® U.S. ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx SuperDividend® U.S. Low Volatility Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is maintained by Indxx, LCC (the "Index Provider"). The Underlying Index tracks the performance of 50 equally weighted common stocks, MLPs and REITs that rank among the highest dividend yielding equity securities in the United States, as defined by the Index Provider. The components of the Underlying Index will have also paid dividends consistently over the last two years. The Underlying Index is comprised of securities that the Index Provider determines to have lower relative volatility than the market.

For the 12-month period ended October 31, 2022 (the “reporting period”), the Fund increased 1.16%, while the Underlying Index increased 1.80%. The Fund had a net asset value of $20.13 per share on October 31, 2021 and ended the reporting period with a net asset value of $19.18 per share on October 31, 2022.

During the reporting period, the highest returns came from Sabine Royalty Trust and SpartanNash Company, which returned 76.86% and 58.85%, respectively. The worst performers were Warner Bros Discovery, Inc. and AGNC Investment Corp, which returned -46.79% and -41.76%, respectively.

The Fund invests in many of the highest-yielding stocks in the United States. High-dividend investing is a value-oriented strategy, which seeks to produce low-volatility returns. Equity market uncertainty, global growth concerns, and geopolitical crisis made dividend investing more appealing resulting in outperformance compared to the broader S&P 500® Index during the reporting period, contributing to the Fund's positive returns. The Fund’s exposure to sectors aided by the transition towards renewable energy and rise in energy prices, such as Utilities and Energy added to the Fund’s performance during the reporting period. During the fiscal year, by sector, the Fund averaged an exposure of 19.01% to Energy, 18.24% to Consumer Staples, 16.55% to Utilities, and 12.31% to Financials.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2022
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X SuperDividend® U.S. ETF	1.16%	1.17%	0.25%	0.30%	1.39%	1.41%	3.90%	3.97%
Indxx SuperDividend U.S. Low Volatility Index	1.80%	1.80%	0.47%	0.47%	1.74%	1.74%	4.47%	4.47%
S&P 500 Index (Gross)	-14.61%	-14.61%	10.22%	10.22%	10.44%	10.44%	12.04%	12.04%

Management Discussion of Fund Performance (unaudited)
Global X SuperDividend® U.S. ETF

* The Fund commenced operations on March 11, 2013.

The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page.

Management Discussion of Fund Performance (unaudited)
Global X MSCI SuperDividend® EAFE ETF

Global X MSCI SuperDividend® EAFE ETF

The Global X MSCI SuperDividend® EAFE ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE Top 50 Dividend Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index tracks the performance of 50 equally-weighted companies that rank among the highest dividend yielding equity securities in Europe, Australasia and the Far East, as defined by MSCI, the provider of the Underlying Index.

For the 12-month period ended October 31, 2022 (the “reporting period”), the Fund decreased 18.12%, while the Underlying Index decreased 17.70%. The Fund had a net asset value of $15.62 per share on October 31, 2021 and ended the reporting period with a net asset value of $11.98 per share on October 31, 2022.

During the reporting period, the highest returns came from Telecom Italia Rsp and British American Tobacco PLC, which returned 27.73% and 21.28%, respectively. The worst performers were Persimmon PLC and Fortum Oyj, which returned -54.91% and -49.47%, respectively.

The Fund experienced negative returns during the reporting period. Performance suffered due to a fall in currencies of countries in developed markets, as the U.S. dollar continued to outperform, and power prices in Europe rose as a result of Russia's invasion of Ukraine, with worsening disruption of energy markets causing negative inflationary impacts. The shift in policy by central banks, including implementing higher interest rates, resulted in continued international equity losses. During the reporting period, sector weighting reported highest in Financials (31.13%), followed by Utilities (19.05%). The Fund has the highest average exposure to U.K. stocks at 22.36%, ahead of Australia (10.82%), Japan (9.98%), and Spain (8.22%).

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2022
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI SuperDividend® EAFE ETF	-18.12%	-19.25%	-4.33%	-4.63%	-2.28%	-2.56%	1.99%	1.71%
MSCI EAFE Top 50 Dividend Index	-17.70%	-17.70%	-3.74%	-3.74%	-1.76%	-1.76%	2.50%	2.50%
MSCI EAFE Index (Net) (USD)	-23.00%	-23.00%	-1.27%	-1.27%	-0.09%	-0.09%	3.90%	3.90%

Management Discussion of Fund Performance (unaudited)
Global X MSCI SuperDividend® EAFE ETF

* The Fund commenced operations on November 14, 2016.

The MSCI EAFE Index (Net) (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page.

Management Discussion of Fund Performance (unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

Global X MSCI SuperDividend® Emerging Markets ETF

The Global X MSCI SuperDividend® Emerging Markets ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Top 50 Dividend Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is based on the MSCI Emerging Markets Index, its parent index (the "Parent Index"), which includes large and mid-cap stocks across 23 emerging markets countries. The Underlying Index aims to reflect the performance of 50 securities from the Parent Index, selected by dividend yield that have increased or maintained their dividend per share compared to the previous year or have increased or maintained their payout ratio (defined as dividend per share/earnings per share) if the dividend per share has dropped by up to 10%.

For the 12-month period ended October 31, 2022 (the “reporting period”), the Fund decreased 30.80%, while the Underlying Index decreased 31.08%. The Fund had a net asset value of $33.78 per share on October 31, 2021 and ended the reporting period with a net asset value of $21.36 per share on October 31, 2022 (as adjusted to account for a 1:3 reverse share split on December 19, 2022).

During the reporting period, the highest returns came from Yankuang Energy Group Company Limited and Coal India Ltd, which returned 109.90% and 62.86%, respectively. The worst performers were PhosAgro PJSC and Top Glove Corporation Bhd, which returned -99.77% and -74.26%, respectively.

The Fund's holdings include some of the stocks with the highest dividend yields in emerging markets. During the reporting period, tightening monetary policy by central banks, global supply chain issues resulting from Russia's invasion of Ukraine, COVID-19 pandemic-related lockdowns in China and a strong U.S. dollar all contributed to a slowdown in emerging markets economic growth, resulting in the Fund’s negative returns.Additionally, rising commodity prices pushed up inflation rates, negatively impacting consumer purchasing power. Investors also took more of a risk-off perspective with equity markets globally remaining volatile. During the reporting period, the Fund averaged an approximate stock exposure of 26.68% in China, 11.15% in Brazil, 9.37% in South Africa, and 8.73% in Taiwan. By sector, it had the highest exposure to Materials (27.20%), followed by Energy (18.46%), Financials (13.16%), and Real Estate (11.55%) during the reporting period.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2022
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI SuperDividend® Emerging Markets ETF	-30.80%	-30.88%	-11.73%	-11.51%	-8.74%	-8.79%	-3.22%	-3.21%
Hybrid INDXX SuperDividend Emerging Markets Index/MSCI Emerging Markets Top 50 Dividend Index	-31.08%	-31.08%	-11.01%	-11.01%	-8.00%	-8.00%	-2.11%	-2.11%
MSCI Emerging Markets Index (Net)	-31.03%	-31.03%	-4.42%	-4.42%	-3.09%	-3.09%	1.07%	1.07%

Management Discussion of Fund Performance (unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

* The Fund commenced operations on March 16, 2015.

** Hybrid Index performance reflects the performance of the INDXX SuperDividend® Emerging Markets Index through November 15, 2016 and the MSCI Emerging Markets Top 50 Dividend Index thereafter.

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page.

Management Discussion of Fund Performance (unaudited)
Global X SuperDividend® REIT ETF

Global X SuperDividend® REIT ETF

The Global X SuperDividend® REIT ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global SuperDividend® REIT Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index tracks the performance of Real Estate Investment Trusts (“REITs”) that rank among the highest yielding REITs globally, as determined by Solactive AG, the provider of the Underlying Index.

For the 12-month period ended October 31, 2022 (the “reporting period”), the Fund decreased 21.21%, while the Underlying Index decreased 20.88%. The Fund had a net asset value of $29.46 per share on October 31, 2021 and ended the reporting period with a net asset value of $21.65 per share on October 31, 2022 (as adjusted to account for a 1:3 reverse share split on December 19, 2022).

During the reporting period, the highest returns came from Fibra Uno Administracion SA and Getty Realty Corp, which returned 16.78% and 10.79%, respectively. The worst performers were AGNC Investment Corp and Armour Residential REIT, Inc., which returned -41.76% and -40.78%, respectively.

The Fund invests in real estate investment trusts (“REITs”), which have some of the highest dividend yields in the world. During the reporting period, the housing market experienced an inflection point as a rapid rise in interest rates, rising home prices, and escalating material costs globally made borrowing costlier for consumers, contributing to the Fund's negative performance. Mortgage REITs were affected by this trend, in addition to the impact on the housing market. These factors contributed to the Fund's negative performance. Rising interest rates generally affected REITs in an adverse manner. During the reporting period, the Fund averaged an approximate exposure of 60.36% to Real Estate and 38.87% to Financials. Geographically, the United States led average approximate exposure at 60.26%, followed by Singapore (23.28%) and Canada (8.15%).

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2022
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X SuperDividend® REIT ETF	-21.21%	-21.54%	-16.06%	-16.22%	-6.86%	-6.98%	-1.75%	-1.82%
Solactive Global SuperDividend® REIT Index	-20.88%	-20.88%	-15.87%	-15.87%	-6.50%	-6.50%	-1.25%	-1.25%
S&P 500® Index	-14.61%	-14.61%	10.22%	10.22%	10.44%	10.44%	10.53%	10.53%

Management Discussion of Fund Performance (unaudited)
Global X SuperDividend® REIT ETF

* The Fund commenced operations on March 16, 2015.

The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page.

Management Discussion of Fund Performance (unaudited)
Global X NASDAQ 100® Covered Call ETF

Global X NASDAQ 100® Covered Call ETF

The Global X Nasdaq 100® Covered Call ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the CBOE Nasdaq-100® BuyWrite V2 Index (“Underlying Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The CBOE NASDAQ-100® BuyWrite Index (“BXN Index”) is a benchmark index that measures the performance of a theoretical portfolio that holds a portfolio of the stocks included in the NASDAQ-100® Index (“Reference Index”), and “writes” (or sells) a succession of one-month at-the-money ("ATM") covered call options on the Reference Index. The Underlying Index replicates the methodology used to calculate the BXN Index, with one exception: the written Reference Index covered call options are held until one day prior to the expiration date (i.e., generally the Thursday preceding the Third Friday of the month) and are liquidated at a volume weighted average price determined at the close.

For the 12-month period ended October 31, 2022 (the “reporting period”), the Fund decreased 19.18%, while the Underlying Index decreased 18.86%. The Fund had a net asset value of $22.82 per share on October 31, 2021 and ended the reporting period with a net asset value of $16.15 per share on October 31, 2022.

During the reporting period, the highest returns came from Constellation Energy Corporation and Vertex Pharmaceuticals Inc., which returned 91.35% and 68.71%, respectively. The worst performers were DocuSign, Inc. and Okta, Inc., which returned -82.64% and -77.30%, respectively.

The Fund invests in stocks on the Reference Index and “writes” or “sells” corresponding call options on the Reference Index. This strategy tends to produce higher yields in volatile and uncertain times when the Fund can collect higher option premiums. The Reference Index's performance suffered due to the negative performance of market-leading technology and tech-adjacent companies. High inflation, rate hikes implemented by central banks, and recessionary fears of investors gripped market sentiments during the reporting period, causing traditional equities to underperform, resulting in the Fund's negative returns. The Fund collected high option premiums when the market was volatile, but the rally by constituents of the Reference Index adversely affected ATM options writing and limited Fund performance. Due to its covered call strategy, the Fund loses profit potential if the Reference Index rises above the strike price of the index call option.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2022
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X NASDAQ 100® Covered Call ETF	-19.18%	-19.23%	0.11%	0.05%	3.35%	3.26%	5.68%	5.66%
Hybrid CBOE NASDAQ-100® BuyWrite Index/CBOE NASDAQ-100® BuyWrite V2 Index**	-18.86%	-18.86%	0.84%	0.84%	4.36%	4.36%	6.58%	6.58%
NASDAQ 100® Total Return Index	-27.46%	-27.46%	13.08%	13.08%	13.84%	13.84%	15.52%	15.52%

Management Discussion of Fund Performance (unaudited)
Global X NASDAQ 100® Covered Call ETF

* The Fund commenced operations on December 11, 2013.

** Hybrid Index performance reflects the performance of the CBOE NASDAQ-100® BuyWrite Index through October 14, 2015 and CBOE NASDAQ-100® BuyWrite V2 Index thereafter.

The Fund operated as the Horizons NASDAQ 100® Covered Call ETF (the “Predecessor Fund”), a series of Horizons ETF Trust I, prior to the Fund’s acquisition of the assets and assumption of the liabilities of the Predecessor Fund on December 24, 2018 (See Note 1 in Notes to Financial Statements).

On October 14, 2015, Global X Management Company LLC (The “Advisor”) changed the Fund’s primary benchmark from the BXN Index to BXNT Index in connection with a change in the Fund’s principal strategies. The Advisor believes the BXNT Index is a better measure of the Fund’s performance. Returns reflect a blended benchmark.

The Nasdaq-100® Index includes 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

Management Discussion of Fund Performance (unaudited)
Global X NASDAQ 100® Covered Call ETF

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page.

Management Discussion of Fund Performance (unaudited)
Global X S&P 500® Covered Call ETF

Global X S&P 500® Covered Call ETF

The Global X S&P 500® Covered Call ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the CBOE S&P 500® BuyWrite Index (“Underlying Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is comprised of two parts: (1) all the equity securities in the S&P 500® Index (the "Reference Index") in substantially similar weight as the Reference Index; and (2) short (written) call options on up to 100% of the Reference Index.

For the 12-month period ended October 31, 2022 (the “reporting period”), the Fund decreased 10.72%, while the Index decreased 9.97%. The Fund had a net asset value of $50.37 per share on October 31, 2021 and ended the reporting period with a net asset value of $40 per share on October 31, 2022.

During the reporting period, the highest returns came from Occidental Petroleum Corporation and Devon Energy Corporation, which returned 117.95% and 108.22%, respectively. The worst performers were Generac Holdings Inc. and Match Group, Inc., which returned -76.75% and -71.35%, respectively.

The Fund invests in stocks listed on the Reference Index and “writes” or “sells” corresponding call options on the same index. The Reference Index generated negative returns during the reporting period as interest rates rose and global currencies experienced turmoil, which contributed to the Fund's negative returns. Investor concerns about the outlook for U.S. equities weighed on Fund performance. However, the Fund also collected higher option premiums in this environment, offsetting some of its equity losses. Because of the Fund's options-writing strategy, it forfeits potential profit when the Underlying Index rises above the strike price of the index call option.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2022
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X S&P 500® Covered Call ETF	-10.72%	-10.82%	2.60%	2.55%	4.21%	4.19%	6.63%	6.70%
Hybrid S&P 500® Stock Covered Call Index/CBOE S&P 500 2% OTM BuyWrite Index/CBOE S&P 500 BuyWrite Index**	-9.97%	-9.97%	3.37%	3.37%	5.11%	5.11%	6.95%	6.95%
S&P 500® Index	-14.61%	-14.61%	10.22%	10.22%	10.44%	10.44%	12.08%	12.08%

Management Discussion of Fund Performance (unaudited)
Global X S&P 500® Covered Call ETF

* The Fund commenced operations on June 21, 2013.

** Hybrid Index performance reflects the performance of the S&P 500® Stock Covered Call Index through September 14, 2017, the CBOE S&P 500 2% OTM BuyWrite Index through August 20, 2020 and the CBOE S&P 500 BuyWrite Index thereafter.

The Fund operated as the Horizons S&P 500® Covered Call ETF (the “Predecessor Fund”), a series of Horizons ETF Trust I, prior to the Fund’s acquisition of the assets and assumption of the liabilities of the Predecessor Fund on December 24, 2018 (See Note 1 in Notes to Financial Statements).

The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Management Discussion of Fund Performance (unaudited)
Global X S&P 500® Covered Call ETF

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page.

Management Discussion of Fund Performance (unaudited)
Global X Russell 2000 Covered Call ETF

Global X Russell 2000 Covered Call ETF

The Global X Russell 2000 Covered Call ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the CBOE Russell 2000 BuyWrite Index (“Underlying Index”).The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index measures the performance of a theoretical portfolio that holds a portfolio of the stocks included in the Russell 2000 Index (the "Reference Index"), and "writes" (or sells) a succession of one-month at-the-money covered call options on the Reference Index. The written covered call options on the Reference Index are held until expiration. The Reference Index is an equity benchmark which measures the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell, the provider of the Reference Index.

For the 12-month period ended October 31, 2022 (the “reporting period”), the Fund decreased 12.18%, while the Underlying Index decreased 11.63%. The Fund had a net asset value of $25.18 per share on October 31, 2021 and ended the reporting period with a net asset value of $19.55 per share on October 31, 2022.

During the reporting period, the highest returns came from Akero Therapeutics, Inc. and Amylyx Pharmaceuticals, Inc., which returned 277.32% and 227.55%, respectively. The worst performers were Tricida, Inc. and Starry Group Holdings, Inc. which returned -96.56% and -95.44%, respectively.

The Fund invests in the underlying holdings of the Russell 2000 Index and “writes” or “sells” corresponding call options on the same index. During the reporting period, the Russia-Ukraine conflict, soaring oil prices, raging inflation, rising interest rates, and widespread COVID-19 pandemic-related lockdown measures by China slowed global economic growth, negatively impacting equity markets. This led to negative Fund returns. However, high volatility in the small-cap space and the broader market allowed the Fund to collect higher option premiums during the reporting period, limiting the Fund's losses. Given the Fund’s options-writing strategy, it cedes potential profit when the Reference Index advances above the strike price of the index call option.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2022
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Russell 2000 Covered Call ETF	-12.18%	-12.20%	3.45%	3.48%	4.62%	4.64%
CBOE Russell 2000 BuyWrite Index	-11.63%	-11.63%	4.22%	4.22%	5.53%	5.53%
Russell 2000 Index	-18.54%	-18.54%	7.05%	7.05%	6.06%	6.06%

Management Discussion of Fund Performance (unaudited)
Global X Russell 2000 Covered Call ETF

* The Fund commenced operations on April 17, 2019.

The Russell 2000 Index is an index measuring the performance of approximately 2,000 smallest-cap American companies in the Russell 3000 Index, which is made up of 3,000 of the largest U.S. stocks. It is a market-cap weighted index.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X Dow 30® Covered Call ETF

Global X Dow 30® Covered Call ETF

The Global X Dow 30® Covered Call ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the DJIA CBOE BuyWrite v2 Index (“Underlying Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index measures the performance of a covered call strategy that holds a theoretical portfolio of the underlying stocks of the Dow Jones Industrial Average® (the “Reference Index”) and “writes” (or sells) a succession of one-month at-the-money (“ATM”) covered call options on the Reference Index. The Underlying Index specifically reflects the performance of the component securities of the Reference Index, combined with written (sold) ATM call options corresponding to the value of the portfolio of stocks in the Reference Index.

From the inception of the Fund to period ended October 31, 2022 (the “reporting period”), the Fund decreased 2.77%, while the Underlying Index decreased 1.98%. The Fund had a net asset value of $24.13 per share on February 23, 2022 and ended the reporting period with a net asset value of $21.89 per share on October 31, 2022.

During the reporting period, the highest returns came from Chevron Corporation and Amgen Inc., which returned 64.35% and 34.96%, respectively. The worst performers were Salesforce, Inc. and Nike, Inc., which returned -45.75% and -44.07%, respectively.

The Fund invests in the Reference Index and “writes” or “sells” corresponding call options on the same index. Since its inception, the Fund has generated negative returns as investor concerns over rising interest rates, a consumer-spending downturn, and continued inflation led to a decline in equity markets, resulting in losses for the majority of the Reference Index's holdings. However, by the end of the reporting period, developed markets began to recover, with the U.S. outperforming the rest of the world, and the majority of the Fund's holdings posting gains, which attracted investors. High volatility in the equity market also allowed the Fund to collect higher option premiums. Given the Fund’s options-writing strategy, it cedes potential profit when the Reference Index advances above the strike price of the Fund's corresponding index call option.

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2022
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X Dow 30® Covered Call ETF	-2.77%	-2.52%
DJIA Cboe BuyWrite v2 Index	-1.98%	-1.98%
DJIA Index	0.18%	0.18%

Management Discussion of Fund Performance (unaudited)
Global X Dow 30® Covered Call ETF

* The Fund commenced operations on February 23, 2022.

The Dow Jones Industrial Average, Dow Jones, or simply the Dow, is a stock market index of 30 prominent companies listed on stock exchanges in the United States. The DJIA is one of the oldest and most commonly followed equity indexes.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X Nasdaq 100® Covered Call & Growth ETF

Global X Nasdaq 100® Covered Call & Growth ETF

The Global X NASDAQ 100® Covered Call & Growth ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe NASDAQ-100® Half BuyWrite V2 Index (“Underlying Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is a benchmark index that measures the performance of a theoretical portfolio that owns the portfolio of the stocks included in the NASDAQ-100® Index (the "Reference Index"), and “writes” (or sells) corresponding call options on approximately 50% of the value of the portfolio of stocks in the Reference Index.

For the 12-month period ended October 31, 2022 (the “reporting period”), the Fund decreased 23.57%, while the Underlying Index decreased 23.16%. The Fund had a net asset value of $33.09 per share on October 31, 2021 and ended the reporting period with a net asset value of $22.80 per share on October 31, 2022.

During the reporting period, the highest returns came from Constellation Energy Corporation and Vertex Pharmaceuticals Inc., which returned 91.35% and 68.71%, respectively. The worst performers were DocuSign, Inc. and Okta, Inc., which returned -82.64% and -77.30%, respectively.

The Fund follows a “covered call” or “buy-write” strategy, buying stocks on the Reference Index and “writing” or “selling” corresponding call options on approximately 50% of the value of the portfolio of stocks on the Reference Index. During the reporting period, the Fund performed slightly better than Nasdaq-100® as technology focused and tech-adjacent companies dragged down the Reference Index. Furthermore, the Fund was heavily weighted in mega-cap technology stocks, which were negatively impacted by high-interest rates and rising fears of a global economic slowdown, resulting in negative returns for the Fund. However, when the market was volatile, the Fund collected higher levels of option premiums, offsetting some of the negative equity performance.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2022
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Nasdaq 100® Covered Call & Growth ETF	-23.57%	-23.51%	1.12%	1.19%
CBOE NASDAQ-100 Half BuyWrite V2 Index**	-23.16%	-23.16%	1.69%	1.69%
NASDAQ-100® Index	-27.46%	-27.46%	2.76%	2.76%

Management Discussion of Fund Performance (unaudited)
Global X Nasdaq 100® Covered Call & Growth ETF

* The Fund commenced operations on September 18, 2020.

The Nasdaq-100® Index includes 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page.

Management Discussion of Fund Performance (unaudited)
Global X S&P 500® Covered Call & Growth ETF

Global X S&P 500® Covered Call & Growth ETF

The Global X S&P 500® Covered Call & Growth ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe S&P 500® Half BuyWrite Index (“Underlying Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is a benchmark index that measures the performance of a theoretical portfolio that owns the portfolio of the stocks included in the S&P 500® Index (the "Reference Index"), and “writes” (or sells) corresponding call options on approximately 50% of the value of the portfolio of stocks in the Reference Index.

For the 12-month period ended October 31, 2022 (the “reporting period”), the Fund decreased 12.63%, while the Underlying Index decreased 12.20%. The Fund had a net asset value of $31.83 per share on October 31, 2021 and ended the reporting period with a net asset value of $25.47 per share on October 31, 2022.

During the reporting period, the highest returns came from Occidental Petroleum Corporation and Devon Energy Corporation, which returned 117.95% and 108.22%, respectively. The worst performers were Generac Holdings Inc. and Match Group, Inc., which returned -76.75% and -71.35%, respectively.

The Fund invests in stocks listed on the Reference Index and “writes” or “sells” corresponding call options on the same index. The Reference Index generated negative returns during the reporting period due to rising interest rates, and elevated market volatility gripped the global equity markets. This contributed to the Fund's negative performance. The Fund collected higher levels of option premiums when the market was volatile, offsetting some of the Fund’s equity losses. Given the Fund’s options-writing strategy, it cedes potential profit when the Reference Index advances above the strike price of the Fund's corresponding index call option.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2022
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X S&P 500® Covered Call & Growth ETF	-12.63%	-12.47%	7.34%	7.34%
CBOE S&P 500 Half BuyWrite Index**	-12.20%	-12.20%	8.20%	8.20%
S&P 500® Index	-14.61%	-14.61%	9.16%	9.16%

Management Discussion of Fund Performance (unaudited)
Global X S&P 500® Covered Call & Growth ETF

* The Fund commenced operations on September 18, 2020.

The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Russell 2000 Covered Call & Growth ETF

Global X Russell 2000 Covered Call & Growth ETF

The Global X Russell 2000 Covered Call & Growth ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the CBOE Russell 2000 Half BuyWrite Index (“Underlying Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index measures the performance of a covered call strategy that holds a theoretical portfolio of the underlying stocks of the Russell 2000 Index (the "Reference Index") and "writes" (or sells) a succession of one-month at-the-money covered call options on the Reference Index. The written covered call options on the Reference Index correspond to approximately 50% of the value of the portfolio of stocks in the Reference Index.

From the inception of the Fund to the period ended October 31, 2022 (the “reporting period”), the Fund increased 3.14%, while the Underlying Index increased 2.98%. The Fund had a net asset value of $25.90 per share on October 04, 2022 and ended the reporting period with a net asset value of $26.58 per share on October 31, 2022.

During the reporting period, the Vanguard Russell 2000 ETF, the only holding of the Fund, returned 4.19%.

The Fund invests in the underlying holdings of the Russell 2000 Index and “writes” or “sells” corresponding call options on the same index. During the reporting period, U.S. small cap stocks strongly rallied from a rebound in cyclical stocks, such as those within the Energy and Financials sectors, contributing to the Fund's positive performance. Since the Fund write covered calls on only half of its stock exposure, it was able to capture a portion of this upside from its Russell 2000 exposure via the Vanguard Russell 2000 ETF.

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2022
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X Russell 2000 Covered Call & Growth ETF	3.14%	3.22%
Cboe Russell 2000 Half BuyWrite Index Russell 2000 Index	2.98%	2.98%
Russell 2000 Covered Call & Growth	4.06%	4.06%

Management Discussion of Fund Performance (unaudited)
Russell 2000 Covered Call & Growth ETF

* The Fund commenced operations on October 4, 2022.

The Russell 2000 Index is a U.S. small-cap stock market index of the bottom 2,000 stocks in the Russell 3000 Index. The index is maintained by FTSE Russell, a subsidiary of the London Stock Exchange Group.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X SuperIncome™ Preferred ETF

Global X SuperIncome™ Preferred ETF

The Global X SuperIncome Preferred ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Enhanced Yield North American Preferred Stock Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index tracks the performance of the highest yielding preferred securities in the United States and Canada, as determined by Standard & Poor's Financial Services, LLC, a subsidiary of the McGraw-Hill Companies ("S&P"), the provider of the Underlying Index ("Index Provider"). The Underlying Index is comprised of preferred stocks that meet certain criteria relating to size, liquidity, issuer concentration and rating, maturity and other requirements, as determined by the Index Provider. The Underlying Index does not seek to directly reflect the performance of the companies issuing the preferred stock. The index is maintained by S&P.

For the 12-month period ended October 31, 2022 (the “reporting period”), the Fund decreased 13.81%, while the Underlying Index decreased 13.43%. The Fund had a net asset value of $11.94 per share on October 31, 2021 and ended the reporting period with a net asset value of $9.67 per share on October 31, 2022.

During the reporting period, the highest returns came from Citigroup Capital XIII and AGNC Investment Corp, which returned 7.27% and 6.40%, respectively. The worst performers were Qurate Retail Inc. and Clarivate PLC, which returned -51.04% and -46.08%, respectively.

The Fund invests in preferred stock, which has some of the highest dividend yields in the United States and Canada. During the reporting period, high and persistent inflation induced the U.S. Federal Reserve and other central banks to raise interest rates, resulting in the Fund's negative performance. Preferred stocks and the fixed-income market experienced a sell-off as interest rates rose, negatively impacting Fund performance. Fears about potential credit spread widening and default risk also affected performance of higher yielding preferred stocks. During the reporting period, the Fund had an approximate average sector exposure of 63.71% to Financials, 6.61% to Energy, and 5.22% to Health Care.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2022
	One Year Return		Three Year Return		Five Year Return		Ten Year Return
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X SuperIncome™ Preferred ETF	-13.81%	-14.13%	-0.40%	-0.56%	1.29%	1.28%	2.19%	2.15%
S&P Enhanced Yield North American Preferred Stock Index	-13.43%	-13.43%	0.15%	0.15%	1.80%	1.80%	2.80%	2.80%
S&P 500® Index	-14.61%	-14.61%	10.22%	10.22%	10.44%	10.44%	12.79%	12.79%

Management Discussion of Fund Performance (unaudited)
Global X SuperIncome™ Preferred ETF

* Fund commenced operations on July 16, 2012.

The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page.

Management Discussion of Fund Performance (unaudited)
Global X Renewable Energy Producers ETF

Global X Renewable Energy Producers ETF

The Global X Renewable Energy Producers ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Renewable Energy Producers Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to provide exposure to publicly traded companies that produce energy from renewable sources including wind, solar, hydroelectric, geothermal, and biofuels (including publicly traded companies that are formed to own operating assets that produce defined cash flows, as defined by Indxx LLC, the provider of the Underlying Index.

For the 12-month period ended October 31, 2022 (the “reporting period”), the Fund decreased 21.57%, while the Underlying Index decreased 21.30%. The Fund had a net asset value of $16.82 per share on October 31, 2021 and ended the reporting period with a net asset value of $13.05 per share on October 31, 2022.

During the reporting period, the highest returns came from Centrais Eletricas Brasileiras SA and Terna Energy S.A., which returned 61.25% and 41.95%, respectively. The worst performers were Azure Power Global Ltd and Gevo, Inc, which returned -75.98% and -68.88%, respectively.

The Fund generated negative returns over the reporting period as companies within the power sector were impacted by higher costs throughout the renewable energy value chains, supply chain challenges, and rising inflation. In addition, regulatory uncertainty within the U.S. solar power sector and permitting delays across Europe and the U.S. impacted renewables capacity and generation growth during the reporting period. These impacts outweighed the benefits of higher power prices and continued strong demand for renewable energy amid global concerns over climate change, energy security, and high fossil fuel prices. The enactment of the Inflation Reduction Act in the U.S. and the introduction of the REPowerEU plan in the European Union were two policy developments during the reporting period that may act as continued tailwinds for renewable energy development. Continued momentum for the development of a global green hydrogen industry could also continue to expand growth opportunities in renewable energy. Sector weightings of the Fund were reported to be the highest in Utilities, at 92.34%. Geographically, the Fund maintained an average allocation of 18.60% to the United States stocks, followed by Brazil (9.48%) and New Zealand (9.46%).

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2022
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Renewable Energy Producers ETF	-21.57%	-21.56%	0.26%	0.13%	3.87%	3.92%	1.53%	1.53%
Hybrid Indxx Renewable Energy Producers Index**	-21.30%	-21.30%	0.63%	0.63%	4.27%	4.27%	1.92%	1.92%
MSCI ACWI (Net)	-19.96%	-19.96%	4.85%	4.85%	5.24%	5.24%	5.93%	5.93%

Management Discussion of Fund Performance (unaudited)
Global X Renewable Energy Producers ETF

* Fund commenced operations on May 27, 2015.

**Hybrid index performance reflects the performance of the Indxx Global YieldCo Index through November 18, 2018 and the Indxx YieldCo & Renewable Energy Income Index thereafter. Effective February 1, 2021, the name of the Underlying Index changed from Indxx YieldCo & Renewable Energy Income Index to the Indxx Renewable Energy Producers Index.

The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Management Discussion of Fund Performance (unaudited)
Global X Renewable Energy Producers ETF

High short term performance of the fund is unusual and investors should not expect such performance to be repeated.

See definition of comparative indices on the previous page

Management Discussion of Fund Performance (unaudited)
Global X S&P 500® Catholic Values ETF

Global X S&P 500® Catholic Values ETF

The Global X S&P 500® Catholic Values ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500® Catholic Values Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index applies exclusion criteria to the constituents of the S&P 500® Index in order to create a benchmark aligned with Catholic values. These values are consistent with the Socially Responsible Investment Guidelines outlined by the United States Conference of Catholic Bishops (“USCCB”). The index is designed for investors who wish to track a benchmark that is consistent with USCCB guidelines.

For the 12-month period ended October 31, 2022 (the “reporting period”), the Fund decreased 16.53%, while the Underlying Index decreased 16.34%. The Fund had a net asset value of $57.22 per share on October 31, 2021 and ended the reporting period with a net asset value of $47.19 per share on October 31, 2022.

During the reporting period, the highest returns came from Occidental Petroleum Corporation and Devon Energy Corporation, which returned 117% and 108%, respectively. The worst performers were Generac Holdings Inc and Meta Platforms Inc, which returned -76% and -71%, respectively.

The Fund provides exposure to companies within the S&P 500® Index whose business practices align with the investment guidelines set by the USCCB. As of October 31, 2022, the Fund had 441 equity holdings compared with the 503 holdings of the S&P 500® Index. To mitigate the potential performance differences between the S&P 500® Index and the Fund, the Fund’s sector exposures are reweighted to align with those of the S&P 500® Index every quarter. In November 2021, the USCCB updated new socially responsible investing guidelines for Catholic investing for the first time since 2003. The revised USCCB guidelines add restrictions to previously excluded themes such as certain healthcare practices, adult entertainment, controversial weapons, gambling, tobacco, and recreational cannabis.

The Fund’s underperformance during the reporting period largely resulted from broader market challenges due to economic pressures from rising interest rates in the U.S, high inflation, and increased recessionary fears among investors. Information Technology was also the largest sector of the Fund, which detracted from performance as the sector experienced reduced profitability during the reporting period, resulting in cost-cutting, staff layoffs, and hiring freezes. During the reporting period, Information Technology had the highest average sector weighting of 27.83% in the Fund, followed by Health Care at 13.53% and Consumer Discretionary at 11.84%.

Management Discussion of Fund Performance (unaudited)
Global X S&P 500® Catholic Values ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2022
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X S&P 500® Catholic ValuesETF	-16.53%	-16.59%	9.60%	9.60%	9.88%	9.89%	11.50%	11.51%
S&P 500 Catholic Values Index (Gross)	-16.34%	-16.34%	9.92%	9.92%	10.21%	10.21%	11.40%	11.40%
S&P 500 Index (Gross)	-14.61%	-14.61%	10.22%	10.22%	10.44%	10.44%	11.89%	11.89%

* Fund commenced operations on April 18, 2016.

The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

Management Discussion of Fund Performance (unaudited)
Global X S&P 500® Catholic Values ETF

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page.

Management Discussion of Fund Performance (unaudited)
Global X S&P Catholic Values Developed ex-US ETF

Global X S&P Catholic Values Developed ex-US ETF

The Global X S&P Catholic Values Developed ex-U.S. ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Developed Ex-U.S. Catholic Values Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is based on the S&P EPAC ex-Korea Large Cap Index (the "Reference Index"), a benchmark index that provides exposure to the large capitalization segment of developed markets within the Europe and Asia Pacific regions, excluding Korea. The Underlying Index excludes from the Reference Index certain activities that are not aligned with the Responsible Investment Guidelines of the U.S. Conference of Catholic Bishops (“USCCB”). The Underlying Index is designed for investors who do not want to breach religious norms in their passive investing strategies.

For the 12-month period ended October 31, 2022 (the “reporting period”), the Fund decreased 26.11%, while the Underlying Index decreased 25.98%. The Fund had a net asset value of $32.80 per share on October 31, 2021 and ended the reporting period with a net asset value of $23.30 per share on October 31, 2022.

During the reporting period, the highest returns came from Equinor ASA and Bezeq Group, which returned 49.83% and 45.33%, respectively. The worst performers were Sea Ltd and Kornit Digital Ltd, which returned -85.48% and -83.97%, respectively.

The Fund provides exposure to companies in developed markets outside of the U.S., whose business practices align with the investment guidelines set by the USCCB. To mitigate the potential performance differences between the Fund and traditional International equity benchmarks, the Fund’s sector exposures are reweighted to align with those of the S&P EPAC ex-Korea Large Cap Index on a quarterly basis. In November 2021, the USCCB updated new socially responsible investing guidelines for Catholic investing for the first time since 2003. The revised USCCB guidelines add restrictions to previously excluded themes such as certain healthcare practices, adult entertainment, controversial weapons, gambling, tobacco, and recreational cannabis.

The Fund’s underperformance during the reporting period resulted from multiple global challenges including the Russia-Ukraine War, European energy crisis, rising inflation, and stringent COVID-19 pandemic-related reopening policies in certain regions. The global equity market selloff also put pressure on broader markets.

During the reporting period, Financials had the highest average weighting of 17.85% in the Fund, followed by Industrials at 14.63% and Health Care at 13.79%. Geographically, the Fund had an approximate average exposure of 27.61% to Japan, followed by the United Kingdom (11.83%) and Australia (10.91%).

Management Discussion of Fund Performance (unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2022
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X S&P Catholic Values Developed ex-U.S. ETF	-26.11%	-26.16%	-0.61%	-0.49%
S&P Developed ex-U.S. Catholic Values Index	-25.98%	-25.98%	-0.29%	-0.29%
MSCI EAFE Index (Net)	-23.00%	-23.00%	1.19%	1.19%

Management Discussion of Fund Performance (unaudited)
Global X S&P Catholic Values Developed ex-US ETF

* Fund commenced operations on June 22, 2020.

The MSCI EAFE Index (Net) (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page.

Management Discussion of Fund Performance (unaudited)
Global X Guru® Index ETF

Global X Guru® Index ETF

The Global X Guru® Index ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Guru Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is comprised of the top U.S. listed equity positions reported on Form 13F by a select group of entities characterized as hedge funds by Solactive AG, the provider of the Underlying Index ("Index Provider"). Hedge funds are selected from a pool of thousands of privately offered pooled investment vehicles based on the size of their reported equity holdings and the efficacy of replicating their publicly disclosed positions. Additional filters are applied to eliminate hedge funds that have high turnover rates for equity holdings. Only hedge funds with concentrated top holdings are included in the selection process. Once the hedge fund pool has been determined, the Index Provider utilizes 13F filings to compile the top stock holding from each of these hedge funds. The stocks are screened for liquidity and equal weighted.

For the 12-month period ended October 31, 2022 (the “reporting period”), the Fund decreased 33.28%, while the Underlying Index decreased 33.05%. The Fund had a net asset value of $50.24 per share on October 31, 2021 and ended the reporting period with a net asset value of $33.48 per share on October 31, 2022.

During the reporting period, the highest returns came from Texas Pacific Land Corporation and Chesapeake Energy Corporation, which returned 84.38% and 60.26%, respectively. The worst performers were GDS Holdings Ltd and Unity Software, Inc, which returned -85.47% and -80.5%, respectively.

The Fund’s investments are among the highest-conviction U.S.-listed equity positions reported on Form 13F by major hedge funds. During the reporting period, the Fund delivered negative performance and trailed the S&P 500® Index. Quarterly rebalancing results in dynamic exposures, which can change significantly through the year. The Fund's performance was impacted by its exposure to the Technology sector and Consumer Discretionary sector, which were affected by rising interest rates, increasing the cost of capital. The Fund’s underperformance relative to the S&P 500® Index was primarily the result of limited exposure in the Energy sector which fared well in the reporting period.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2022
	One Year Return		Three Year Return		Five Year Return		Ten Year Return
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Guru® Index ETF	-33.28%	-33.31%	0.54%	0.55%	4.06%	4.09%	8.16%	8.17%
Solactive Guru Index	-33.05%	-33.05%	0.67%	0.67%	4.26%	4.26%	8.50%	8.50%
S&P 500® Index	-14.61%	-14.61%	10.22%	10.22%	10.44%	10.44%	12.79%	12.79%

Management Discussion of Fund Performance (unaudited)
Global X Guru® Index ETF

* The Fund commenced operations on June 4, 2012.

The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page.

Management Discussion of Fund Performance (unaudited)
Global X S&P 500® Tail Risk ETF

Global X S&P 500® Tail Risk ETF

The Global X S&P 500® Tail Risk ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe S&P 500® Tail Risk Index (“Underlying Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index measures the performance of a risk management strategy that holds the underlying stocks of the S&P 500® Index and applies a protective put strategy (i.e. long (purchased) put options) on the S&P 500® Index. The Underlying Index specifically reflects the performance of the component securities of the S&P 500® Index, combined with a long position in 10% out-of-the-money (“OTM”) put options that correspond to the value of the portfolio of stocks in the S&P 500® Index.

For the 12-month period ended October 31, 2022 (the “reporting period”), the Fund decreased 13.98%, while the Underlying Index decreased 13.36%. The Fund had a net asset value of $27.72 per share on October 31, 2021 and ended the reporting period with a net asset value of $23.21 per share on October 31, 2022.

During the reporting period, the highest returns came from Occidental Petroleum Corporation and Devon Energy Corporation, which returned 117.95% and 108.22%, respectively. The worst performers were Generac Holdings Inc. and Match Group, Inc, which returned -76.75% and -71.35%, respectively.

The Fund invests in the stocks in the S&P 500® Index, while buying OTM put options on the S&P 500® Index. While the strategy provides uncapped growth potential, it offers a measure of downside risk, mitigating significant selloffs of greater than approximately -10% between the purchase of the put option and its expiration in three months. During the reporting period, the Fund performed better than the S&P 500® Index, which experienced severe downward market conditions, due to its put option hedging strategy. Furthermore, growth stocks in both the Technology and Communication Services Sectors underperformed due to rising interest rates, contributing to the Fund’s negative returns.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2022
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X S&P 500® Tail Risk ETF	-13.98%	-14.00%	-10.88%	-10.82%
Cboe S&P 500 Tail Risk Index	-13.36%	-13.36%	-10.23%	-10.23%
S&P 500® Index	-14.61%	-14.61%	-10.53%	-10.53%

Management Discussion of Fund Performance (unaudited)
Global X S&P 500® Tail Risk ETF

* The Fund commenced operations on August 25, 2021.

The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X S&P 500® Risk Managed Income ETF

Global X S&P 500® Risk Managed Income ETF

The Global X S&P 500® Risk Managed Income ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe S&P 500 Risk Managed Income Index (“Underlying Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index measures the performance of a risk managed income strategy that holds the underlying stocks of the S&P 500® Index (the "Reference Index") and applies an options collar strategy which is a mix of short (sold) call options and long (purchased) put options on the Reference Index. The Underlying Index specifically reflects the performance of the component securities of the Reference Index, combined with a long position in the 5% out-of-the-money (“OTM”) put options and a short position in at-the-money (“ATM”) call options, each corresponding to the value of the portfolio of stocks in the Reference Index. The options collar seeks to generate a net-credit, meaning that the premium received from the sale of the call options will be greater than the premium paid when buying the put options.

For the 12-month period ended October 31, 2022 (the “reporting period”), the Fund decreased 12.39%, while the Underlying Index decreased 12.21%. The Fund had a net asset value of $26.83 per share on October 31, 2021 and ended the reporting period with a net asset value of $21.05 per share on October 31, 2022.

During the reporting period, the highest returns came from Occidental Petroleum Corporation and Devon Energy Corporation, which returned 117.95% and 108.22%, respectively. The worst performers were Generac Holdings Inc. and Match Group, Inc., which returned -76.75% and -71.35%, respectively.

The Fund’s options collar strategy tends to produce higher yields in volatile and uncertain times, allowing the Fund to collect higher option premiums and mitigate risks arising from a major market selloff through the purchase of protective puts. During the reporting period, rising 10-year treasury yields pressured growth stocks, weighing on the Reference Index. This resulted in the Fund's negative performance. However, the Fund's losses were mitigated because of volatility in equities markets; as volatility increases, option premiums become more expensive, resulting in a greater net credit from options premiums when selling the ATM call option and buying the OTM put option.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2022
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X S&P 500® Risk Managed Income ETF	-12.39%	-12.51%	-9.37%	-9.44%
CBOE S&P 500 Risk Managed Income Index	-12.21%	-12.21%	-9.04%	-9.04%
S&P 500® Index	-14.61%	-14.61%	-10.53%	-10.53%

Management Discussion of Fund Performance (unaudited)
Global X S&P 500® Risk Managed Income ETF

* The Fund commenced operations on August 25, 2021.

The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page.

Management Discussion of Fund Performance (unaudited)
Global X S&P 500® Collar 95-110 ETF

Global X S&P 500® Collar 95-110 ETF

The Global X S&P 500® Collar 95-110 ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe S&P 500® 3-Month Collar 95-110 Index (“Underlying Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index measures the performance of a risk management strategy that holds the underlying stocks of the S&P 500® Index (the "Reference Index") and applies an options collar strategy with a mix of short (sold) call options and long (purchased) put options on Reference Index. The Underlying Index specifically reflects the performance of the component securities of the Reference Index, combined with a long position in 5% out-of-the-money (“OTM”) put options and a short position in 10% OTM call options, each corresponding to the value of the portfolio of stocks in the Reference Index.

For the 12-month period ended October 31, 2022 (the “reporting period”), the Fund decreased 9.40%, while the Underlying Index decreased 9.05%. The Fund had a net asset value of $27.57 per share on October 31, 2021 and ended the reporting period with a net asset value of $24.47 per share on October 31, 2022.

During the reporting period, the highest returns came from Occidental Petroleum Corporation and Devon Energy Corporation, which returned 117.95% and 108.22%, respectively. The worst performers were Generac Holdings Inc. and Match Group, Inc., which returned -76.75% and -71.35%, respectively.

The Fund invests in the stocks in the Reference Index, while applying a net-debit options collar strategy, meaning the cost of the purchased put option is expected to exceed the premiums received from selling the call option. The strategy is intended to invest in a diverse basket of U.S. equities while capping potential gains at 10% over the three-month option period and limiting losses to 5% over the same period. The goal of this strategy is to strike a balance between limiting the downside and retaining upside potential while keeping the strategy affordable. During the reporting period, rising inflation, interest rate increases by the U.S. Federal Reserve and fears of a recession led investors to shift away from equities in favor of other asset classes, contributing to the Fund's negative returns.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2022
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X S&P 500® Collar 95-110 ETF	-9.40%	-9.46%	-7.17%	-7.14%
Cboe S&P 500 3-Month Collar 95-110 Index	-9.05%	-9.05%	-6.82%	-6.82%
S&P 500® Index	-14.61%	-14.61%	-10.53%	-10.53%

Management Discussion of Fund Performance (unaudited)
Global X S&P 500® Collar 95-110 ETF

* The Fund commenced operations on August 25, 2021.

The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X NASDAQ 100® Tail Risk ETF

Global X NASDAQ 100® Tail Risk ETF

The Global X Nasdaq 100® Tail Risk ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Nasdaq-100 Quarterly Protective Put 90 Index (“Underlying Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index measures the performance of a risk management strategy that holds the underlying stocks of the NASDAQ 100® Index (the "Reference Index") and applies a protective put strategy with long (purchased) put options on the Reference Index. The Underlying Index specifically reflects the performance of the component securities of the Reference Index, combined with a long position in 10% out-of-the-money (“OTM”) put options that correspond to the value of the portfolio of stocks in the Reference Index.

For the 12-month period ended October 31, 2022 (the “reporting period”), the Fund decreased 23.90%, while the Underlying Index decreased 23.07%. The Fund had a net asset value of $25.59 per share on October 31, 2021 and ended the reporting period with a net asset value of $19.08 per share on October 31, 2022.

During the reporting period, the highest returns came from Constellation Energy Corporation and Vertex Pharmaceuticals Inc., which returned 91.35% and 68.71%, respectively. The worst performers were DocuSign, Inc. and Okta, Inc., which returned -82.64% and -77.3%, respectively.

The Fund invests in the stocks in the Reference Index, while buying OTM put options on the same index. While the strategy provides uncapped growth potential, it offers a measure of downside risk, mitigating significant selloffs of greater than approximately -10% between the purchase of the put option and its expiration in three months. Tail risk strategies can mitigate potential downside risks while helping investors participate in rising markets. During the reporting period, the Fund performed better than the Reference Index as market-leading technology and tech-adjacent companies dragged down Reference Index in severe macroeconomic conditions. Nonetheless, the Fund suffered negative returns during the reporting period, as the technology-centric companies of the Reference Index generally suffered increased losses against the rest of the market due to rising interest rates and investor fears of a global economic slowdown.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2022
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X NASDAQ 100® Tail Risk ETF	-23.90%	-23.76%	-19.38%	-19.20%
NASDAQ 100 Quarterly Protective Put 90 Index	-23.07%	-23.07%	-18.66%	-18.66%
NASDAQ-100® Index	-27.46%	-27.46%	-21.69%	-21.69%

Management Discussion of Fund Performance (unaudited)
Global X NASDAQ 100® Tail Risk ETF

* The Fund commenced operations on August 25, 2021.

The Nasdaq-100® Index includes 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X NASDAQ 100® Risk Managed Income ETF

Global X NASDAQ 100® Risk Managed Income ETF

The Global X Nasdaq 100® Risk Managed Income ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Nasdaq-100® Monthly Net Credit Collar 95-100 Index (“Underlying Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index measures the performance of a risk managed income strategy that holds the underlying stocks of the NASDAQ 100® Index (the "Reference Index") and applies an options collar strategy consisting of a mix of short (sold) call options and long (purchased) put options on the Reference Index. The Underlying Index specifically reflects the performance of the component securities of the Reference Index, combined with a long position in the 5% out-of-the-money (“OTM”) put options and a short position in at-the-money (“ATM”) call options, each corresponding to the value of the portfolio of stocks in the Reference Index. The options collar seeks to generate a net-credit, meaning that the premium received from the sale of the call options will be greater than the premium paid when buying the put options.

For the 12-month period ended October 31, 2022 (the “reporting period”), the Fund decreased 17.24%, while the Underlying Index decreased 17.12%. The Fund had a net asset value of $24.12 per share on October 31, 2021 and ended the reporting period with a net asset value of $18.17 per share on October 31, 2022.

During the reporting period, the highest returns came from Constellation Energy Corporation and Vertex Pharmaceuticals Inc., which returned 91.35% and 68.71%, respectively. The worst performers were DocuSign, Inc. and Okta, Inc., which returned -82.64% and -77.30%, respectively.

The Fund's options collar strategy seeks to generate higher yields in volatile and uncertain times by collecting option premiums and mitigating risks associated with a major market selloff through the purchase of protective puts. As volatility rises, option premiums rise in price, resulting in a higher net credit when selling ATM call options and buying OTM put options. During the reporting period, the Fund generated negative returns as rising bond yields affected technology and growth stocks, to which the Reference Index is heavily exposed. However, the net positive premiums generated by the Fund helped offset some of the losses.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2022
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X NASDAQ 100® Risk Managed Income ETF	-17.24%	-17.15%	-15.27%	-15.20%
NASDAQ 100 Monthly Net Credit Collar 95-100 Index	-17.12%	-17.12%	-15.47%	-15.47%
NASDAQ-100® Index	-27.46%	-27.46%	-21.69%	-21.69%

Management Discussion of Fund Performance (unaudited)
Global X NASDAQ 100® Risk Managed Income ETF

* The Fund commenced operations on August 25, 2021.

The Nasdaq-100® Index includes 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page.

Management Discussion of Fund Performance (unaudited)
Global X NASDAQ 100® Collar 95-110 ETF

Global X NASDAQ 100® Collar 95-110 ETF

The Global X Nasdaq 100® Collar 95-110 ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Nasdaq-100® Quarterly Collar 95-110 Index (“Underlying Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index measures the performance of a risk management strategy that holds the underlying stocks of the NASDAQ 100® Index (the "Underlying Index") and applies an options collar strategy with a mix of short (sold) call options and long (purchased) put options on the Reference Index. The Underlying Index specifically reflects the performance of the component securities of the Reference Index, combined with a long position in 5% out-of-the-money (“OTM”) put options and a short position in 10% OTM call options, each corresponding to the value of the portfolio of stocks in the Reference Index.

For the 12-month period ended October 31, 2022 (the “reporting period”), the Fund decreased 13.19%, while the Underlying Index decreased 12.05%. The Fund had a net asset value of $25.78 per share on October 31, 2021 and ended the reporting period with a net asset value of $22.00 per share on October 31, 2022.

During the reporting period, the highest returns came from Constellation Energy Corporation and Vertex Pharmaceuticals Inc., which returned 91.35% and 68.71%, respectively. The worst performers were DocuSign, Inc. and Okta, Inc., which returned -82.64% and -77.3%, respectively.

The Fund invests in stocks in the Reference Index using a net-debit options collar strategy, which means that the cost of the purchased put option is expected to exceed the premiums received from selling the call option. Furthermore, the strategy is intended to invest in a tech-heavy basket of US equities, with a 10% upside cap and a 5% downside limit over a three-month option horizon. The goal of this strategy is to strike a balance between limiting downside risk and retaining upside potential. During the reporting period, high inflation, rate hikes by the U.S. Federal Reserve, and a strong U.S. dollar made it more difficult for tech companies to grow sales as digital advertising and other revenue streams slowed. In turn, technology stocks suffered, contributing to the Fund's negative returns.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2022
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X NASDAQ 100® Collar 95-110 ETF	-13.19%	-13.45%	-9.76%	-9.90%
NASDAQ -100 Quarterly Collar 95-110 Index	-12.05%	-12.05%	-8.86%	-8.86%
NASDAQ-100® Index	-27.46%	-27.46%	-21.69%	-21.69%

Management Discussion of Fund Performance (unaudited)
Global X NASDAQ 100® Collar 95-110 ETF

* The Fund commenced operations on August 25, 2021.

The Nasdaq-100® Index includes 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

Schedule of Investments	October 31, 2022
Global X Social Media ETF

	Shares	Value
COMMON STOCK — 99.8%
CHINA — 28.5%
Communication Services — 28.5%
Baidu ADR *	59,721	$4,572,837
Bilibili ADR *	216,191	1,928,424
Hello Group ADR *	100,414	471,946
HUYA ADR *	21,127	39,507
JOYY ADR .	20,582	519,284
Kuaishou Technology, Cl B *	862,288	3,548,081
Meitu *	2,666,600	230,996
NetEase ADR .	85,476	4,754,175
Tencent Holdings .	406,827	10,655,443
Tencent Music Entertainment Group ADR *	422,360	1,524,720
Weibo ADR *	101,760	1,151,923
TOTAL CHINA		29,397,336
GERMANY — 1.1%
Communication Services — 1.1%
United Internet	64,056	1,198,134
JAPAN — 8.2%
Communication Services — 8.2%
DeNA	55,289	722,010
giftee *	13,050	199,743
Gree	35,508	199,954
Kakaku.com	91,314	1,548,778
Mixi	27,064	424,619

Schedule of Investments	October 31, 2022
Global X Social Media ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Nexon .	319,812	$5,372,695
TOTAL JAPAN		8,467,799
SOUTH KOREA — 13.7%
Communication Services — 13.7%
AfreecaTV	5,661	316,344
Com2uSCorp	5,763	287,654
Kakao .	180,634	6,429,249
NAVER	59,626	7,095,094
TOTAL SOUTH KOREA		14,128,341
TAIWAN — 0.1%
Consumer Discretionary — 0.1%
PChome Online .	69,544	108,344
UNITED ARAB EMIRATES — 0.2%
Communication Services — 0.2%
Yalla Group ADR * (A)	66,738	206,220
UNITED STATES — 48.0%
Communication Services — 44.1%
Alphabet, Cl A *	60,861	5,751,973
Angi, Cl A *	53,670	115,391
Bumble, Cl A *	58,401	1,483,385
IAC *	56,281	2,739,759
Match Group *	119,061	5,143,435
Meta Platforms, Cl A *	95,583	8,904,512
Nextdoor Holdings *	73,677	199,665
Pinterest, Cl A *	242,970	5,977,062
Snap, Cl A *	744,368	7,376,687
Spotify Technology *	70,159	5,653,412
Vimeo *	101,202	384,568
Yelp, Cl A *	46,797	1,797,473
		45,527,322
Consumer Discretionary — 1.2%
Fiverr International *	22,169	686,130
Groupon, Cl A * (A)	11,989	88,359

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Social Media ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Poshmark, Cl A *	30,593	$546,391
		1,320,880
Information Technology — 2.7%
Life360, Cl CDI *	78,334	346,128
Sprinklr, Cl A *	51,009	471,833
Sprout Social, Cl A *	32,539	1,963,078
		2,781,039
TOTAL UNITED STATES		49,629,241
TOTAL COMMON STOCK
(Cost $249,752,951)		103,135,415
SHORT-TERM INVESTMENT(B)(C) — 0.4%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional,
2.910%
(Cost $369,077)	369,077	369,077
	Face Amount
REPURCHASE AGREEMENT(B) — 0.5%
BNP Paribas
2.930%, dated 10/31/2022, to be repurchased
on 11/01/2022, repurchase price $512,839
(collateralized by U.S. Treasury Obligations,
ranging in par value $10,193 - $59,922,
2.500% - 2.750%, 03/31/2027 - 05/31/2029,
with a total market value of $522,429)
(Cost $512,797)	$512,797	512,797
TOTAL INVESTMENTS — 100.7%
(Cost $250,634,825)		$104,017,289

Percentages are based on Net Assets of $103,245,446.

* Non-income producing security.

(A) This security or a partial position of this security is on loan at October 31, 2022.

(B) Security was purchased with cash collateral held from securities on loan.

(C) The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2022.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Social Media ETF

The following is a summary of the level of inputs used as of October 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$103,135,415	$—	$—	$103,135,415
Short-Term Investment	369,077	—	—	369,077
Repurchase Agreement	—	512,797	—	512,797
Total Investments in Securities	$103,504,492	$512,797	$—	$104,017,289

Amounts designated as “—“ are $0 or have been rounded to $0.

See "Glossary" for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2022
Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 11.6%
Materials — 11.6%
Allkem *	7,773,018	$71,773,570
Core Lithium *	21,501,734	19,042,806
IGO	9,755,577	95,382,375
Liontown Resources *	22,351,938	26,942,272
Mineral Resources .	2,168,671	101,413,770
Pilbara Minerals *	38,177,848	124,261,591
Sayona Mining *	82,846,213	12,449,394
TOTAL AUSTRALIA		451,265,778
BRAZIL — 0.6%
Materials — 0.6%
Sigma Lithium *	683,706	24,435,652
CANADA — 0.9%
Materials — 0.9%
Lithium Americas * (A)	1,345,981	33,450,941
Standard Lithium * (A)	15,767	63,112
TOTAL CANADA		33,514,053

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — continued
CHILE — 4.5%
Materials — 4.5%
Sociedad Quimica y Minera de Chile ADR	1,887,967	$176,864,748
CHINA — 33.9%
Consumer Discretionary — 4.3%
BYD, Cl H .	7,384,674	165,288,155
Industrials — 12.0%
Beijing Easpring Material Technology, Cl A	3,864,948	31,103,707
Contemporary Amperex Technology, Cl A .	3,044,905	154,893,409
Eve Energy, Cl A	14,288,668	161,871,051
Sunwoda Electronic, Cl A	14,200,991	45,140,324
Wuxi Lead Intelligent Equipment, Cl A .	10,993,897	75,126,438
		468,134,929
Information Technology — 2.8%
NAURA Technology Group, Cl A .	3,011,041	109,143,612
Materials — 14.8%
Ganfeng Lithium, Cl A .	13,804,840	148,819,042
Guangzhou Tinci Materials Technology, Cl A ..	13,726,078	79,583,950
Shanghai Putailai New Energy Technology,
Cl A	7,378,056	50,236,528
Shenzhen Capchem Technology, Cl A	4,204,190	20,745,359
Tianqi Lithium, Cl A *	12,726,641	165,895,492
Yunnan Energy New Material, Cl A	5,604,759	113,194,707
		578,475,078
TOTAL CHINA		1,321,041,774
JAPAN — 9.6%
Consumer Discretionary — 4.8%
Panasonic Holdings	25,959,229	185,915,829
Industrials — 0.8%
GS Yuasa	978,966	14,931,314
Japan Steel Works .	857,833	17,747,075
		32,678,389

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 4.0%
TDK	4,995,185	$156,440,853
TOTAL JAPAN		375,035,071
NORWAY — 0.5%
Industrials — 0.5%
FREYR Battery * (A)	1,299,651	17,298,355
SOUTH KOREA — 9.8%
Industrials — 2.8%
LG Energy Solution *	297,438	110,251,160
Information Technology — 7.0%
L&F * (A)	302,161	47,728,053
Samsung SDI	430,909	222,949,161
		270,677,214
TOTAL SOUTH KOREA		380,928,374
TAIWAN — 0.4%
Information Technology — 0.4%
Simplo Technology .	2,166,980	17,249,759
UNITED STATES — 28.1%
Consumer Discretionary — 13.5%
Lucid Group *	7,450,410	106,466,359
QuantumScape, Cl A * (A)	2,943,704	24,521,054
Rivian Automotive, Cl A *	5,915,616	206,869,092
Tesla *	827,892	188,378,546
		526,235,051
Industrials — 1.6%
EnerSys	525,719	34,849,912
Enovix *	1,507,978	28,455,545
		63,305,457
Materials — 13.0%
Albemarle	1,546,002	432,679,580

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Livent *	2,347,645	$74,115,152
		506,794,732
TOTAL UNITED STATES		1,096,335,240
TOTAL COMMON STOCK
(Cost $3,569,341,406)		3,893,968,804
SHORT-TERM INVESTMENT(B)(C) — 1.3%

Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.910%
(Cost $52,417,598)	52,417,598	52,417,598
	Face Amount
REPURCHASE AGREEMENT(B) — 1.9%
BNP Paribas 2.930%, dated 10/31/2022, to be repurchased on 11/01/2022, repurchase price $72,835,231 (collateralized by U.S. Treasury Obligations, ranging in par value $1,447,585 - $8,510,349, 2.500% - 2.750%, 03/31/2027 - 05/31/2029, with a total market value of $74,197,322) (Cost $72,829,304)	$72,829,304	72,829,304
TOTAL INVESTMENTS — 103.1%
(Cost $3,694,588,308)		$4,019,215,706

Percentages are based on Net Assets of $3,899,509,347.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2022.
(B)	Security was purchased with cash collateral held from securities on loan.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2022.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Lithium & Battery Tech ETF

The following is a summary of the level of inputs used as of October 31, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,893,968,804	$—	$—	$3,893,968,804
Short-Term Investment	52,417,598	—	—	52,417,598
Repurchase Agreement	—	72,829,304	—	72,829,304
Total Investments in Securities	$3,946,386,402	$72,829,304	$—	$4,019,215,706

Amounts designated as “—“ are $0 or have been rounded to $0.

See "Glossary" for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Disruptive Materials ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA — 12.1%
Materials — 12.1%
Allkem *	14,130	$130,472
IGO	14,284	139,658
Lynas Rare Earths *	22,726	121,053
Syrah Resources *	15,731	24,041
TOTAL AUSTRALIA		415,224
CANADA — 2.5%
Materials — 2.5%
HudBay Minerals	5,632	21,346
Lithium Americas *	2,632	65,412
TOTAL CANADA		86,758
CHILE — 6.0%
Materials — 6.0%
Antofagasta .	8,670	117,340
Lundin Mining	16,641	87,106
TOTAL CHILE		204,446
CHINA — 27.1%
Industrials — 5.0%
Eve Energy, Cl A	11,100	125,748
Fangda Carbon New Material, Cl A *	56,800	46,571
		172,319
Materials — 22.1%
China Nonferrous Mining	28,100	10,202

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Disruptive Materials ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
China Northern Rare Earth Group High-Tech,
Cl A	34,100	$112,580
China Rare Earth Resources and Technology,
Cl A *	11,800	46,427
Ganfeng Lithium, Cl H	10,142	68,605
MMG *	69,100	13,644
Nanjing Hanrui Cobalt, Cl A	5,000	27,414
Shenghe Resources Holding, Cl A	36,400	66,343
Sinofibers Technology, Cl A	6,300	47,469
South Manganese Investment *	99,900	6,045
Tongling Nonferrous Metals Group, Cl A .	267,500	91,963
Weihai Guangwei Composites, Cl A	7,100	75,164
Western Mining, Cl A	42,400	54,778
Yunnan Tin, Cl A	23,900	37,203
Zhejiang Huayou Cobalt, Cl A .	13,630	101,303
		759,140
TOTAL CHINA		931,459
FINLAND — 0.3%
Materials — 0.3%
Jervois Global *	33,005	10,342
FRANCE — 0.4%
Materials — 0.4%
Eramet .	203	13,312
GERMANY — 0.3%
Industrials — 0.3%
SGL Carbon *	1,708	12,129
INDONESIA — 1.1%
Materials — 1.1%
Nickel Mines .	33,421	15,601
Vale Indonesia *	51,300	21,378
TOTAL INDONESIA		36,979

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Disruptive Materials ETF

	Shares	Value
COMMON STOCK — continued
JAPAN — 5.2%
Industrials — 0.3%
Nippon Carbon .	411	$11,655
Materials — 4.9%
Nippon Denko .	4,191	9,587
Sumitomo Metal Mining	4,518	127,119
Tokai Carbon .	4,635	30,279
		166,985
TOTAL JAPAN		178,640
NETHERLANDS — 0.7%
Materials — 0.7%
AMG Advanced Metallurgical Group	786	24,595
PERU — 3.0%
Materials — 3.0%
Southern Copper .	2,159	101,408
SOUTH AFRICA — 15.7%
Materials — 15.7%
African Rainbow Minerals	2,678	37,692
Anglo American	4,716	141,635
Anglo American Platinum .	1,439	114,409
Impala Platinum Holdings .	15,177	155,342
Northam Platinum Holdings *	7,831	73,454
Royal Bafokeng Platinum	1,976	15,878
TOTAL SOUTH AFRICA		538,410
SWEDEN — 4.0%
Materials — 4.0%
Boliden .	4,744	138,064
TAIWAN — 0.2%
Information Technology — 0.2%
Acme Electronics *	11,200	8,047

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Disruptive Materials ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 16.7%
Industrials — 0.7%
GrafTech International	4,850	$24,686
Materials — 16.0%
Albemarle	509	142,454
Freeport-McMoRan .	5,146	163,077
Livent *	4,490	141,749
MP Materials *	3,396	102,016
		549,296
TOTAL UNITED STATES		573,982
ZAMBIA — 4.5%
Materials — 4.5%
First Quantum Minerals	8,724	153,688
TOTAL COMMON STOCK
(Cost $4,672,494)		3,427,483
TOTAL INVESTMENTS — 99.8%
(Cost $4,672,494)		$3,427,483

Percentages are based on Net Assets of $3,433,164.

* Non-income producing security.

As of October 31, 2022, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See "Glossary" for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X E-commerce ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 0.6%
Consumer Discretionary — 0.6%
Temple & Webster Group *	76,235	$272,992
BRAZIL — 6.5%
Communication Services — 0.5%
VTEX, Cl A * (A)	47,366	197,990
Consumer Discretionary — 6.0%
MercadoLibre *	2,832	2,553,388
TOTAL BRAZIL		2,751,378
CANADA — 4.7%
Information Technology — 4.7%
Shopify, Cl A *	57,587	1,971,203
CHINA — 20.0%
Communication Services — 2.7%
NetEase ADR .	20,680	1,150,221

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X E-commerce ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 17.0%
Alibaba Group Holding ADR *	17,046	$1,083,785
Baozun ADR *	40,078	157,907
JD.com ADR *	30,137	1,123,809
Pinduoduo ADR *	33,007	1,809,774
Trip.com Group ADR *	71,227	1,611,867
Uxin ADR *	23,773	97,945
Vipshop Holdings ADR *	185,178	1,290,691
		7,175,778
Financials — 0.3%
LexinFintech Holdings ADR *	84,794	115,320
TOTAL CHINA		8,441,319
GERMANY — 0.7%
Consumer Discretionary — 0.7%
Jumia Technologies ADR * (A)	63,347	314,201
JAPAN — 4.3%
Consumer Discretionary — 4.3%
Rakuten Group *	402,898	1,805,295
SINGAPORE — 3.1%
Communication Services — 3.1%
Sea ADR *	26,013	1,292,326
UNITED KINGDOM — 3.4%
Consumer Discretionary — 1.0%
ASOS *	63,619	412,749
Consumer Staples — 2.4%
Ocado Group *	191,359	1,040,792
TOTAL UNITED KINGDOM		1,453,541
UNITED STATES — 56.6%
Communication Services — 7.5%
Angi, Cl A *	50,853	109,334
Shutterstock	23,094	1,155,393

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X E-commerce ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
TripAdvisor *	80,864	$1,910,008
		3,174,735
Consumer Discretionary — 34.6%
1stdibs.com *	23,983	162,365
Amazon.com *	16,790	1,719,968
Booking Holdings *	1,061	1,983,518
eBay	43,559	1,735,390
Etsy *	22,256	2,090,061
Expedia Group *	19,892	1,859,305
Groupon, Cl A * (A)	18,897	139,271
Lands' End *	21,185	222,019
Overstock.com *	29,831	693,571
PetMed Express .	13,300	283,556
Qurate Retail, Cl A *	237,745	556,323
Wayfair, Cl A * (A)	36,848	1,397,276
Williams-Sonoma .	14,225	1,761,482
		14,604,105
Financials — 0.6%
eHealth *	17,043	45,676
LendingTree *	8,114	204,716
		250,392
Industrials — 6.1%
CoStar Group *	31,242	2,584,338
Information Technology — 7.8%
BigCommerce Holdings *	46,272	687,602
GoDaddy, Cl A *	25,924	2,084,290
LivePerson *	47,392	500,933
		3,272,825
TOTAL UNITED STATES		23,886,395
TOTAL COMMON STOCK
(Cost $104,853,364)		42,188,650

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X E-commerce ETF

	Shares	Value
SHORT-TERM INVESTMENT(B)(C) — 0.7%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.910% (Cost $304,001)	304,001	$304,001
	Face Amount
REPURCHASE AGREEMENT(B) — 1.0%

BNP Paribas 2.930%, dated 10/31/2022, to be repurchased on 11/01/2022, repurchase price $422,414 (collateralized by U.S. Treasury Obligations, ranging in par value $8,395 - $49,357, 2.500% - 2.750%, 03/31/2027 - 05/31/2029, with a total market value of $430,317) (Cost $422,380)	$422,380	422,380
TOTAL INVESTMENTS — 101.6%
(Cost $105,579,745)		$42,915,031

Percentages are based on Net Assets of $42,240,518.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2022.
(B)	Security was purchased with cash collateral held from securities on loan.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2022.

The following is a summary of the level of inputs used as of October 31, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$42,188,650	$—	$—	$42,188,650
Short-Term Investment	304,001	—	—	304,001
Repurchase Agreement	—	422,380	—	422,380
Total Investments in Securities	$42,492,651	$422,380	$—	$42,915,031

Amounts designated as “—“ are $0 or have been rounded to $0.
See "Glossary" for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Emerging Markets Internet & E-commerce ETF

	Shares	Value
COMMON STOCK — 99.9%
BRAZIL — 18.2%
Consumer Discretionary — 6.7%
Magazine Luiza *	22,849	$19,464
MercadoLibre *	125	112,703
		132,167
Financials — 8.5%
NU Holdings, Cl A *	21,787	108,935
XP, Cl A *	3,114	57,079
		166,014
Information Technology — 3.0%
Pagseguro Digital, Cl A *	1,423	19,467
StoneCo, Cl A *	1,959	20,569
TOTVS .	2,997	18,940
		58,976
TOTAL BRAZIL		357,157
CHILE — 0.6%
Consumer Discretionary — 0.6%
Falabella	6,562	12,826

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Emerging Markets Internet & E-commerce ETF

	Shares	Value
COMMON STOCK — continued
CHINA — 58.5%
Communication Services — 18.7%
Autohome ADR .	798	$20,844
Baidu ADR *	741	56,738
Bilibili ADR *	2,422	21,604
China Literature *	2,940	7,921
iQIYI ADR *	2,545	5,141
Kingsoft	6,250	18,910
NetEase ADR .	1,206	67,078
Tencent Holdings .	5,080	133,053
Tencent Music Entertainment Group ADR *	5,051	18,234
Weibo ADR *	1,617	18,305
		367,828
Consumer Discretionary — 36.9%
Alibaba Group Holding ADR *	2,238	142,292
Alibaba Health Information Technology *	34,800	14,718
JD.com ADR *	3,363	125,406
Meituan, Cl B *	8,830	140,383
Pinduoduo ADR *	2,995	164,216
Ping An Healthcare and Technology *	3,330	6,143
Tongcheng Travel Holdings *	7,050	10,993
Trip.com Group ADR *	4,151	93,937
Vipshop Holdings ADR *	3,995	27,845
		725,933
Information Technology — 2.9%
Kingdee International Software Group *	17,250	28,216
TravelSky Technology, Cl H .	19,850	28,827
		57,043
TOTAL CHINA		1,150,804
INDIA — 0.8%
Consumer Services — 0.8%
MakeMyTrip *	535	14,889
POLAND — 0.7%
Consumer Discretionary — 0.7%
Allegro.eu *	2,917	14,184

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Emerging Markets Internet & E-commerce ETF

	Shares	Value
COMMON STOCK — continued
SOUTH AFRICA — 4.4%
Communication Services — 0.5%
MultiChoice Group .	1,494	$9,758
Consumer Discretionary — 3.9%
Naspers, Cl N .	750	77,544
TOTAL SOUTH AFRICA		87,302
SOUTH KOREA — 15.4%
Communication Services — 9.8%
Kakao .	1,945	69,228
Krafton *	224	27,912
NAVER	595	70,801
NCSoft	92	25,189
		193,130
Consumer Discretionary — 5.6%
Coupang, Cl A *	6,317	109,095
TOTAL SOUTH KOREA		302,225
URUGUAY — 1.3%
Information Technology — 1.3%
Dlocal, Cl A *	1,121	24,998
TOTAL COMMON STOCK
(Cost $4,353,604)		1,964,385
	Face Amount
U.S. TREASURY OBLIGATION — 9.4%
U.S. Treasury Bill
2.201%, 11/01/22(A)
(Cost $185,000)	$185,000	185,000
TOTAL INVESTMENTS — 109.3%
(Cost $4,538,604)		$2,149,385

Percentages are based on Net Assets of $1,966,169.

* Non-income producing security.

(A) Interest rate represents the security's effective yield at the time of purchase.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Emerging Markets Internet & E-commerce ETF

The following is a summary of the level of inputs used as of October 31, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,951,559	$12,826	$—	$1,964,385
U.S. Treasury Obligation	—	185,000	—	185,000
Total Investments in Securities	$1,951,559	$197,826	$—	$2,149,385

Amounts designated as “—“ are $0 or have been rounded to $0.

See "Glossary" for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — 93.7%
AUSTRALIA — 4.7%
Consumer Discretionary — 0.7%
Harvey Norman Holdings	1,710,090	$4,549,043
Energy — 0.1%
Woodside Energy Group	22,238	511,640
Financials — 2.3%
Magellan Financial Group (A)	1,207,628	7,668,141
Platinum Asset Management	7,233,686	8,279,810
		15,947,951
Materials — 1.6%
BHP Group	144,858	3,460,645
Rio Tinto .	62,247	3,510,708
Rio Tinto ADR (A)	69,869	3,727,511
		10,698,864
TOTAL AUSTRALIA		31,707,498

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
BELGIUM — 1.1%
Consumer Services — 1.1%
Telenet Group Holding .	469,844	$7,165,215
BRAZIL — 10.1%
Consumer Staples — 0.9%
Marfrig Global Foods	3,153,226	6,429,943
Financials — 1.3%
Banco Santander Brasil .	1,524,306	8,650,976
Health Care — 0.9%
Qualicorp Consultoria e Corretora de Seguros .	4,355,561	6,540,916
Materials — 2.2%
Dexco .	4,413,168	8,149,716
Vale ADR, Cl B .	511,726	6,621,734
		14,771,450
Utilities — 4.8%
CPFL Energia .	1,780,441	12,018,337
EDP - Energias do Brasil .	1,252,514	5,506,789
Energisa .	594,974	5,498,173
Transmissora Alianca de Energia Eletrica .	1,207,264	9,246,737
		32,270,036
TOTAL BRAZIL		68,663,321
CANADA — 0.9%
Materials — 0.9%
Labrador Iron Ore Royalty	307,790	6,372,193
CHILE — 1.6%
Utilities — 1.6%
Colbun .	108,850,165	10,692,242
CHINA — 13.3%
Energy — 1.8%
China Petroleum & Chemical, Cl H	10,637,600	4,200,916

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
China Shenhua Energy, Cl H	2,990,300	$7,866,354
		12,067,270
Financials — 2.4%
China Everbright Bank, Cl H .	28,483,800	7,366,015
Chongqing Rural Commercial Bank, Cl H .	28,350,600	8,595,633
		15,961,648
Industrials — 2.2%
Lonking Holdings .	44,998,000	6,190,926
Sinopec Engineering Group, Cl H .	24,068,500	8,615,768
		14,806,694
Materials — 0.4%
China Hongqiao Group	4,056,400	2,878,290
Real Estate — 6.0%
China Aoyuan Group *(B)	45,196,900	2,038,218
China Overseas Grand Oceans Group	19,082,900	5,396,796
China SCE Group Holdings	67,492,200	3,482,148
Country Garden Holdings (A)	22,887,600	2,944,830
Gemdale Properties & Investment	79,934,400	4,378,656
Midea Real Estate Holding (A)	7,622,700	5,321,426
Powerlong Real Estate Holdings (A)	26,648,000	2,172,617
Shenzhen Investment	52,377,600	7,139,503
Yuexiu Property .	8,646,860	7,380,264
		40,254,458
Utilities — 0.5%
Huadian Power International, Cl H	12,330,000	3,706,924
TOTAL CHINA		89,675,284
EGYPT — 1.0%
Consumer Staples — 1.0%
Eastern SAE .	13,831,322	6,809,707
GREECE — 0.6%
Industrials — 0.6%
Star Bulk Carriers (A)	223,474	3,892,917

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
HONG KONG — 4.7%
Communication Services — 2.1%
HKBN	10,445,900	$7,052,781
PCCW	18,639,800	7,123,626
		14,176,407
Consumer Discretionary — 1.1%
Pacific Textiles Holdings	23,659,500	7,052,776
Industrials — 0.5%
Orient Overseas International	245,000	3,579,877
Information Technology — 1.0%
VTech Holdings	1,267,900	6,743,419
TOTAL HONG KONG		31,552,479
ISRAEL — 1.4%
Consumer Discretionary — 1.4%
Delek Automotive Systems	730,875	9,454,962
ITALY — 1.1%
Financials — 1.1%
BFF Bank	1,038,460	7,328,205
KAZAKHSTAN — 0.0%
Financials — 0.0%
Halyk Savings Bank of Kazakhstan JSC GDR .	2,392	24,159
KUWAIT — 1.3%
Consumer Discretionary — 1.3%
Humansoft Holding KSC	803,164	8,717,473
MALAYSIA — 0.7%
Health Care — 0.7%
Hartalega Holdings .	10,586,907	4,836,658

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
NETHERLANDS — 1.1%
Financials — 0.7%
Van Lanschot Kempen	209,066	$4,514,862
Industrials — 0.4%
PostNL (A)	1,739,835	2,728,944
TOTAL NETHERLANDS		7,243,806
NORWAY — 2.2%
Energy — 0.9%
FLEX LNG .	185,371	5,792,844
Industrials — 1.3%
Golden Ocean Group	1,076,929	8,970,818
TOTAL NORWAY		14,763,662
PAKISTAN — 1.0%
Financials — 1.0%
United Bank .	13,898,293	6,757,582
RUSSIA — 0.0%
Materials — 0.0%
Magnitogorsk Iron & Steel Works PJSC (B)#	6,332,020	63,618
PhosAgro PJSC GDR (B)#	122	83
Severstal PJSC (B)#	312,897	80,329
		144,030
Utilities — 0.0%
Unipro PJSC (B) ‡	209,143,887	95,318
TOTAL RUSSIA		239,348
SINGAPORE — 3.5%
Energy — 1.9%
BW LPG .	1,603,029	12,966,883
Health Care — 0.8%
Riverstone Holdings	14,840,434	5,663,087

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 0.8%
Manulife US Real Estate Investment Trust ‡	13,913,732	$5,078,512
TOTAL SINGAPORE		23,708,482
SOUTH AFRICA — 4.1%
Energy — 1.1%
Exxaro Resources .	658,589	7,329,322
Financials — 1.1%
Coronation Fund Managers	4,294,458	7,669,385
Materials — 0.6%
African Rainbow Minerals	285,209	4,014,265
Real Estate — 1.3%
Redefine Properties ‡	41,030,645	9,109,239
TOTAL SOUTH AFRICA		28,122,211
THAILAND — 0.8%
Industrials — 0.8%
Regional Container Lines NVDR (A)	7,565,858	5,267,873
TURKEY — 0.9%
Materials — 0.9%
Iskenderun Demir ve Celik .	4,479,025	6,130,011
UKRAINE — 0.7%
Materials — 0.7%
Ferrexpo	4,026,555	4,733,306
UNITED KINGDOM — 4.8%
Consumer Discretionary — 0.5%
Persimmon .	218,666	3,285,466
Consumer Staples — 1.8%
Imperial Brands .	504,611	12,340,035
Financials — 2.5%
Direct Line Insurance Group	2,863,831	6,653,861

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Jupiter Fund Management .	2,635,067	$3,149,156
M&G .	3,662,484	7,387,798
		17,190,815
TOTAL UNITED KINGDOM		32,816,316
UNITED STATES — 32.1%
Communication Services — 1.3%
Lumen Technologies .	1,132,976	8,338,703
Consumer Staples — 0.6%
JBS .	810,434	3,855,054
Energy — 3.7%
Antero Midstream .	931,678	9,922,370
Diversified Energy	7,227,892	10,468,814
Kimbell Royalty Partners	249,574	4,751,889
		25,143,073
Financials — 21.0%
AGNC Investment ‡	813,156	6,684,142
Annaly Capital Management ‡	343,384	6,369,773
Apollo Commercial Real Estate Finance ‡	843,531	9,498,159
Arbor Realty Trust ‡	628,669	8,656,772
ARMOUR Residential ‡ (A)	1,210,092	6,437,690
Blackstone Mortgage Trust, Cl A ‡	321,894	8,034,474
Broadmark Realty Capital ‡	780,268	4,541,160
Chimera Investment ‡	897,880	6,060,690
Dynex Capital ‡	320,119	3,822,221
Ellington Financial ‡ (A)	562,195	7,522,169
Granite Point Mortgage Trust ‡	496,881	3,905,485
Invesco Mortgage Capital ‡ (A)	548,423	6,422,033
KKR Real Estate Finance Trust ‡	511,534	8,910,922
MFA Financial ‡	389,448	3,878,902
New York Mortgage Trust ‡	2,827,551	7,606,112
PennyMac Mortgage Investment Trust ‡	607,488	8,425,859
Ready Capital ‡	709,646	8,600,910
Redwood Trust ‡	615,878	4,391,210
Rithm Capital ‡	781,076	6,584,471
Starwood Property Trust ‡	446,705	9,228,925

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Two Harbors Investment ‡	1,850,009	$6,586,032
		142,168,111
Real Estate — 5.5%
Global Net Lease ‡	706,520	8,654,870
Necessity Retail REIT ‡	1,472,899	10,074,629
Office Properties Income Trust ‡	451,591	6,909,343
Omega Healthcare Investors ‡	370,458	11,773,155
		37,411,997
TOTAL UNITED STATES		216,916,938
TOTAL COMMON STOCK
(Cost $867,308,506)		633,591,848
PREFERRED STOCK — 5.9%
BRAZIL— 5.9%
Energy — 1.5%
Petroleo Brasileiro (C)	1,792,049	10,180,757
Materials — 2.9%
Gerdau (C)	1,814,604	8,904,865
Unipar Carbocloro (C)	510,672	10,392,999
		19,297,864
Utilities — 1.5%
Cia Paranaense de Energia (C)	7,258,330	10,236,151
TOTAL BRAZIL		39,714,772
TOTAL PREFERRED STOCK
(Cost $40,599,246)		39,714,772
SHORT-TERM INVESTMENT(D)(E) — 1.7%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional,
2.910%
(Cost $11,772,151)	11,772,151	11,772,151

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X SuperDividend® ETF

Face Amount		Value
REPURCHASE AGREEMENT(D) — 2.4%
BNP Paribas
2.930%, dated 10/31/2022, to be repurchased
on 11/01/2022, repurchase price $16,357,623
(collateralized by U.S. Treasury Obligations,
ranging in par value $325,104 - $1,911,288,
2.500% - 2.750%, 03/31/2027 - 05/31/2029,
with a total market value of $16,663,529)
(Cost $16,356,292)	$16,356,292	$16,356,292
TOTAL INVESTMENTS — 103.7%
(Cost $936,036,195)		$701,435,063

Percentages are based on Net Assets of $676,278,536.

* Non-income producing security.

‡ Real Estate Investment Trust

(A) This security or a partial position of this security is on loan at October 31, 2022.

(B) Level 3 security in accordance with fair value hierarchy.

(C) There is currently no stated interest rate.

(D) Security was purchased with cash collateral held from securities on loan.

(E) The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2022.

The following is a summary of the level of inputs used as of October 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)#	Total
Common Stock	$620,622,040	$10,692,242	$2,277,566	$633,591,848
Preferred Stock	39,714,772	—	—	39,714,772
Short-Term Investment	11,772,151	—	—	11,772,151
Repurchase Agreement	—	16,356,292	—	16,356,292
Total Investments in Securities	$672,108,963	$27,048,534	$2,277,566	$701,435,063

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X SuperDividend® ETF

# For the period ended October 31, 2022, there were no significant changes into/out of Level 3. The transfer into Level 3 investments for the Fund were immaterial, although the unrealized appreciation/(depreciation) on these investments was $ (21,208,277). These securities were impacted by the invasion of Ukraine and sanctions on market conditions in Russia. From the start of the conflict in Ukraine until October 31, 2022, Russian-held investments were valued at were valued at discount from their last traded prices.

Amounts designated as “—“ are $0 or have been rounded to $0.

See "Glossary" for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — 84.7%
UNITED STATES — 84.7%
Communication Services — 4.9%
Cogent Communications Holdings .	230,299	$12,093,000
Lumen Technologies .	1,515,197	11,151,850
Verizon Communications	276,556	10,334,898
		33,579,748
Consumer Discretionary — 1.7%
PetMed Express .	558,267	11,902,252
Consumer Staples — 16.2%
Altria Group .	288,569	13,352,088
B&G Foods .	474,702	7,775,619
Kellogg	228,693	17,568,196
Kraft Heinz	392,311	15,092,204
Philip Morris International	132,443	12,164,890
SpartanNash .	540,034	19,284,614
Universal	271,841	13,757,873
Walgreens Boots Alliance	316,580	11,555,170
		110,550,654

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — continued
Energy — 10.5%
Enviva	210,954	$12,623,487
Kimbell Royalty Partners	993,314	18,912,699
Kinder Morgan	815,015	14,768,072
Sabine Royalty Trust .	303,180	25,448,929
		71,753,187
Financials — 11.9%
AGNC Investment ‡	1,096,459	9,012,893
ARMOUR Residential ‡ (A)	1,732,367	9,216,192
Invesco Mortgage Capital ‡ (A)	609,167	7,133,346
KKR Real Estate Finance Trust ‡	704,503	12,272,442
New York Community Bancorp (A)	1,277,604	11,894,493
TFS Financial .	873,877	12,277,972
Two Harbors Investment ‡	2,848,926	10,142,177
Virtu Financial, Cl A .	422,902	9,464,547
		81,414,062
Health Care — 4.9%
AbbVie	102,274	14,972,913
Gilead Sciences	241,934	18,982,142
		33,955,055
Industrials — 6.7%
3M	99,708	12,542,269
Ennis	782,933	17,662,969
MSC Industrial Direct, Cl A	186,441	15,470,874
		45,676,112
Information Technology — 2.4%
International Business Machines .	118,635	16,406,034
Real Estate — 8.1%
Alexander's ‡	57,010	13,391,079
Easterly Government Properties, Cl A ‡	705,766	12,273,271
Global Net Lease ‡	1,020,674	12,503,257
Iron Mountain ‡	340,319	17,039,772
		55,207,379
Utilities — 17.4%
American Electric Power	173,432	15,248,142

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Avangrid .	335,858	$13,662,704
Clearway Energy, Cl C .	460,891	16,011,353
Consolidated Edison	182,042	16,012,414
DTE Energy .	125,049	14,019,244
Duke Energy	150,152	13,991,163
Hawaiian Electric Industries .	367,656	13,985,634
National Fuel Gas .	243,113	16,407,696
		119,338,350
TOTAL UNITED STATES		579,782,833
TOTAL COMMON STOCK
(Cost $588,371,147)		579,782,833
MASTER LIMITED PARTNERSHIPS — 14.9%
UNITED KINGDOM— 2.1%
Energy — 2.1%
KNOT Offshore Partners	993,126	14,440,052
UNITED STATES— 12.8%
Energy — 8.8%
CrossAmerica Partners .	702,259	13,708,096
Holly Energy Partners .	820,490	15,458,032
MPLX	454,794	15,253,791
USA Compression Partners	873,261	15,797,291
		60,217,210
Industrials — 2.2%
Icahn Enterprises	268,144	14,624,574
Materials — 1.8%
Westlake Chemical Partners	541,376	12,494,958
TOTAL UNITED STATES		87,336,742
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $78,659,537)		101,776,794
SHORT-TERM INVESTMENT(B)(C) — 1.2%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional,
2.910%
(Cost $8,140,625)	8,140,625	8,140,625

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X SuperDividend® U.S. ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 1.7%
BNP Paribas 2.930%, dated 10/31/2022, to be repurchased on 11/01/2022, repurchase price $11,311,551 (collateralized by U.S. Treasury Obligations, ranging in par value $224,815 - $1,321,685, 2.500% - 2.750%, 03/31/2027 - 05/31/2029, with a total market value of $11,523,087) (Cost $11,310,630)	$11,310,630	$11,310,630
TOTAL INVESTMENTS — 102.5%
(Cost $686,481,939)		$701,010,882

Percentages are based on Net Assets of $683,864,308.

‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at October 31, 2022.
(B)	Security was purchased with cash collateral held from securities on loan.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2022.

The following is a summary of the level of inputs used as of October 31, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$579,782,833	$—	$—	$579,782,833
Master Limited Partnerships	101,776,794	—	—	101,776,794
Short-Term Investment	8,140,625	—	—	8,140,625
Repurchase Agreement	—	11,310,630	—	11,310,630
Total Investments in Securities	$689,700,252	$11,310,630	$—	$701,010,882

Amounts designated as “—“ are $0 or have been rounded to $0.
See "Glossary" for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — 99.6%
AUSTRALIA — 12.8%
Energy — 0.7%
Woodside Energy Group	2,435	$56,023
Industrials — 2.0%
Aurizon Holdings	74,176	171,704
Materials — 7.7%
BHP Group	7,400	176,786
Fortescue Metals Group	15,562	146,282
Rio Tinto .	3,189	166,582
Rio Tinto .	2,828	159,498
		649,148
Real Estate — 2.4%
Vicinity Centres ‡	159,450	198,313
TOTAL AUSTRALIA		1,075,188
AUSTRIA — 2.3%
Energy — 2.3%
OMV	4,104	189,180

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
BELGIUM — 1.9%
Consumer Discretionary — 1.9%
Ageas	4,595	$159,087
CHILE — 1.5%
Materials — 1.5%
Antofagasta .	9,185	124,310
DENMARK — 1.8%
Industrials — 1.8%
AP Moller - Maersk, Cl A .	77	154,152
FINLAND — 2.0%
Utilities — 2.0%
Fortum .	11,651	164,035
FRANCE — 6.7%
Communication Services — 2.0%
Orange .	17,429	165,903
Financials — 4.7%
AXA .	8,732	215,756
Credit Agricole .	19,386	176,005
		391,761
TOTAL FRANCE		557,664
GERMANY — 5.6%
Communication Services — 1.8%
Telefonica Deutschland Holding .	69,394	151,299
Materials — 3.8%
BASF	4,116	184,832
Covestro	3,880	132,070
		316,902
TOTAL GERMANY		468,201

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
HONG KONG — 7.1%
Communication Services — 2.1%
HKT Trust & HKT	153,320	$173,245
Real Estate — 1.5%
Henderson Land Development	52,700	129,034
Utilities — 3.5%
CK Infrastructure Holdings	31,000	147,302
Power Assets Holdings	31,306	149,753
		297,055
TOTAL HONG KONG		599,334
ITALY — 6.1%
Financials — 4.2%
Assicurazioni Generali .	11,107	166,749
Poste Italiane .	21,095	183,890
		350,639
Utilities — 1.9%
Snam	36,719	163,383
TOTAL ITALY		514,022
JAPAN — 11.8%
Communication Services — 2.2%
SoftBank .	18,384	181,261
Financials — 2.3%
Japan Post Holdings .	28,659	192,738
Industrials — 3.8%
Mitsui OSK Lines	8,292	164,629
Nippon Yusen .	8,480	153,985
		318,614
Materials — 1.2%
JFE Holdings	11,228	102,962

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 2.3%
Japan Metropolitan Fund Invest ‡	261	$192,280
TOTAL JAPAN		987,855
NETHERLANDS — 2.2%
Financials — 2.2%
NN Group .	4,349	184,183
NEW ZEALAND — 2.5%
Communication Services — 2.5%
Spark New Zealand	69,989	208,180
NORWAY — 1.8%
Communication Services — 1.8%
Telenor	16,499	149,964
PORTUGAL — 2.2%
Utilities — 2.2%
Energias de Portugal	43,101	188,499
SPAIN — 4.4%
Industrials — 2.6%
ACS Actividades de Construccion y Servicios .	8,529	218,749
Utilities — 1.8%
Enagas .	9,385	152,352
TOTAL SPAIN		371,101
SWEDEN — 3.7%
Communication Services — 1.6%
Tele2, Cl B .	16,227	132,924
Consumer Discretionary — 2.1%
Electrolux, Cl B .	14,177	174,812
TOTAL SWEDEN		307,736

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
SWITZERLAND — 2.4%
Financials — 2.4%
Zurich Insurance Group	477	$203,669
UNITED KINGDOM — 18.5%
Communication Services — 2.0%
Vodafone Group	144,015	168,530
Consumer Discretionary — 1.5%
Persimmon .	8,157	122,559
Consumer Staples — 2.4%
British American Tobacco	4,971	196,511
Financials — 10.8%
Admiral Group	7,945	184,504
Aviva .	41,724	200,850
Legal & General Group .	69,154	185,435
M&G .	82,628	166,673
Phoenix Group Holdings .	27,479	171,603
		909,065
Utilities — 1.8%
National Grid	14,115	154,127
TOTAL UNITED KINGDOM		1,550,792
UNITED STATES — 2.3%
Financials — 2.3%
Swiss Re	2,618	194,633
TOTAL COMMON STOCK
(Cost $10,795,210)		8,351,785
TOTAL INVESTMENTS — 99.6%
(Cost $10,795,210)		$8,351,785

Percentages are based on Net Assets of $8,383,568.

‡ Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI SuperDividend® EAFE ETF

As of October 31, 2022, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See "Glossary" for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — 93.2%
BRAZIL — 7.7%
Financials — 2.2%
Banco Santander Brasil .	153,405	$870,628
Materials — 3.7%
Cia Siderurgica Nacional	265,471	621,275
Vale	63,371	810,728
		1,432,003
Utilities — 1.8%
CPFL Energia .	107,564	726,079
TOTAL BRAZIL		3,028,710
CHILE — 4.1%
Industrials — 1.4%
Cia Sud Americana de Vapores .	7,968,605	553,015
Materials — 2.7%
Empresas CMPC	669,625	1,062,103
TOTAL CHILE		1,615,118

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
CHINA — 27.6%
Consumer Discretionary — 3.6%
Gree Electric Appliances of Zhuhai, Cl A	210,600	$823,713
Zhejiang Semir Garment, Cl A .	977,300	597,305
		1,421,018
Energy — 8.3%
China Petroleum & Chemical, Cl H	2,053,200	810,833
China Shenhua Energy, Cl H	319,864	841,442
Jizhong Energy Resources, Cl A	725,700	601,937
Yankuang Energy Group, Cl H	357,700	1,007,047
		3,261,259
Financials — 5.8%
Bank of China, Cl H	2,658,300	856,768
Bank of Communications, Cl H .	1,548,780	755,661
China CITIC Bank Corp Ltd., Cl H .	1,771,700	668,068
		2,280,497
Information Technology — 1.7%
Kingboard Holdings	260,500	642,468
Materials — 6.1%
China Hongqiao Group	761,600	540,407
Luxi Chemical Group, Cl A .	362,436	561,694
Maanshan Iron & Steel, Cl A .	1,680,700	577,804
Shanxi Taigang Stainless Steel, Cl A .	1,270,500	688,106
		2,368,011
Real Estate — 2.1%
Shanghai Lujiazui Finance & Trade Zone
Development, Cl B .	1,110,200	823,769
TOTAL CHINA		10,797,022
EGYPT — 2.2%
Consumer Staples — 2.2%
Eastern SAE .	1,713,858	843,800

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
INDIA — 7.8%
Energy — 5.6%
Bharat Petroleum .	242,200	$888,454
Coal India	436,785	1,297,784
		2,186,238
Materials — 2.2%
Vedanta .	260,547	883,834
TOTAL INDIA		3,070,072
MALAYSIA — 4.9%
Health Care — 2.5%
Hartalega Holdings .	1,055,681	482,291
Top Glove	3,087,399	519,137
		1,001,428
Industrials — 2.4%
Sime Darby .	1,949,056	927,533
TOTAL MALAYSIA		1,928,961
RUSSIA — 0.1%
Materials — 0.1%
Alrosa PJSC (A)‡	1,194,381	—
Novolipetsk Steel PJSC (A)‡	500,486	16,720
PhosAgro PJSC GDR (A)‡	42	29
Severstal PJSC (A)‡	71,665	18,398
TOTAL RUSSIA		35,147
SOUTH AFRICA — 10.7%
Energy — 2.4%
Exxaro Resources .	82,309	916,003
Materials — 8.3%
African Rainbow Minerals	67,590	951,317
Impala Platinum Holdings .	85,999	880,229
Kumba Iron Ore	33,016	621,587
Sibanye Stillwater .	340,880	800,008
		3,253,141
TOTAL SOUTH AFRICA		4,169,144

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
SOUTH KOREA — 8.2%
Energy — 2.4%
HD Hyundai .	21,472	$918,000
Financials — 5.8%
Korea Investment Holdings	19,350	673,097
NH Investment & Securities .	129,447	815,149
Samsung Securities .	35,425	789,598
		2,277,844
TOTAL SOUTH KOREA		3,195,844
TAIWAN — 14.2%
Industrials — 1.0%
Evergreen Marine Taiwan	91,920	392,241
Information Technology — 7.8%
Asustek Computer	85,300	624,744
Compal Electronics	1,329,200	870,389
Lite-On Technology ADR	479,810	952,994
Novatek Microelectronics	83,400	623,769
		3,071,896
Materials — 5.4%
Asia Cement	690,500	799,307
China Steel .	771,600	642,950
Nan Ya Plastics .	313,400	664,294
		2,106,551
TOTAL TAIWAN		5,570,688
TURKEY — 5.7%
Consumer Staples — 3.6%
BIM Birlesik Magazalar .	197,260	1,420,899
Materials — 2.1%
Eregli Demir ve Celik Fabrikalari .	506,542	808,707
TOTAL TURKEY		2,229,606
TOTAL COMMON STOCK
(Cost $49,351,568)		36,484,112

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
PREFERRED STOCK — 6.8%
BRAZIL— 6.7%
Materials — 4.2%
Braskem (B)	117,875	$757,266
Gerdau (B)	187,079	918,059
		1,675,325
Utilities — 2.5%
Cia Energetica de Minas Gerais (B)	451,235	977,758
TOTAL BRAZIL		2,653,083
RUSSIA— 0.1%
Energy — 0.1%
Surgutneftegas PJSC (A),(B)	3,166,303	26,331
TOTAL RUSSIA		26,331
TOTAL PREFERRED STOCK
(Cost $4,527,287)		2,679,414
TOTAL INVESTMENTS — 100.0%
(Cost $53,878,855)		$39,163,526

Percentages are based on Net Assets of $39,168,134.

(A) Level 3 security in accordance with fair value hierarchy.

(B) There is currently no stated interest rate.

The following is a summary of the level of inputs used as of October 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)‡	Total
Common Stock	$34,833,847	$1,615,118	$35,147	$36,484,112
Preferred Stock	2,653,083	—	26,331	2,679,414
Total Investments in Securities	$37,486,930	$1,615,118	$61,478	$39,163,526

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI SuperDividend® Emerging Markets ETF

‡ For the period ended October 31, 2022, there were no significant changes into/out of Level 3. The transfer into Level 3 investments for the Fund were immaterial, although the unrealized appreciation/(depreciation) on these investments was $ (6,798,340). These securities were impacted by the invasion of Ukraine and sanctions on market conditions in Russia. From the start of the conflict in Ukraine until October 31, 2022, Russian-held investments were valued at were valued at discount from their last traded prices.

Amounts designated as “—“ are $0 or have been rounded to $0.

See "Glossary" for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X SuperDividend® REIT ETF

	Shares	Value
COMMON STOCK — 99.7%
AUSTRALIA — 7.3%
Real Estate — 7.3%
Charter Hall Long Wale ‡	3,552,575	$9,881,894
Waypoint ‡	6,308,863	11,013,401
TOTAL AUSTRALIA		20,895,295
CANADA — 6.9%
Real Estate — 6.9%
NorthWest Healthcare Properties Real Estate
Investment Trust ‡ (A)	1,209,296	9,521,527
SmartCentres Real Estate Investment Trust ‡ (A).	528,766	10,350,099
TOTAL CANADA		19,871,626
SINGAPORE — 28.1%
Real Estate — 28.1%
CapitaLand Integrated Commercial Trust ‡	8,289,879	11,013,336
Frasers Logistics & Commercial Trust ‡	12,059,371	9,374,114
Keppel ‡	14,995,021	9,483,813
Keppel ‡	7,725,157	9,607,997
Mapletree Industrial Trust ‡	6,709,341	10,430,747
Mapletree Logistics Trust ‡	9,687,778	10,405,924
Mapletree Pan Asia Commercial Trust ‡	9,370,960	10,529,168
Suntec Real Estate Investment Trust ‡	10,843,912	9,885,271
TOTAL SINGAPORE		80,730,370
UNITED STATES — 57.4%
Financials — 38.8%
AGNC Investment ‡	899,540	7,394,219

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X SuperDividend® REIT ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Annaly Capital Management ‡	427,008	$7,920,998
Ares Commercial Real Estate ‡	910,143	11,231,165
ARMOUR Residential ‡(A)	1,420,578	7,557,475
Blackstone Mortgage Trust, Cl A ‡	411,140	10,262,054
Broadmark Realty Capital ‡	1,423,756	8,286,260
Dynex Capital ‡	784,223	9,363,623
Ellington Financial ‡	731,762	9,790,976
KKR Real Estate Finance Trust ‡	620,020	10,800,748
MFA Financial ‡	732,279	7,293,499
PennyMac Mortgage Investment Trust ‡	800,683	11,105,473
Rithm Capital ‡	1,195,429	10,077,466
		111,083,956
Real Estate — 18.6%
Gaming and Leisure Properties ‡	288,810	14,475,157
Getty Realty ‡	460,281	14,494,249
Physicians Realty Trust ‡	747,956	11,264,217
WP Carey ‡	172,879	13,190,668
		53,424,291
TOTAL UNITED STATES		164,508,247
TOTAL COMMON STOCK
(Cost $359,603,919)		286,005,538
SHORT-TERM INVESTMENT(B)(C) — 3.1%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional,
2.910%
(Cost $8,828,628)	8,828,628	8,828,628

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X SuperDividend® REIT ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 4.3%
BNP Paribas 2.930%, dated 10/31/2022, to be repurchased on 11/01/2022, repurchase price $12,267,543 (collateralized by U.S. Treasury Obligations, ranging in par value $248,815 - $1,433,387, 2.500% - 2.750%, 03/31/2027 - 05/31/2029, with a total market value of $12,496,959) (Cost $12,266,545)	$12,266,545	$12,266,545
TOTAL INVESTMENTS — 107.1%
(Cost $380,699,092)		$307,100,711

Percentages are based on Net Assets of $286,654,636.

‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at October 31, 2022.
(B)	Security was purchased with cash collateral held from securities on loan.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2022.

The following is a summary of the level of inputs used as of October 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$286,005,538	$—	$—	$286,005,538
Short-Term Investment	8,828,628	—	—	8,828,628
Repurchase Agreement	—	12,266,545	—	12,266,545
Total Investments in Securities	$294,834,166	$12,266,545	$—	$307,100,711

Amounts designated as “—“ are $0 or have been rounded to $0.

See "Glossary" for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — 104.9%(A)
BRAZIL — 0.5%
Consumer Discretionary — 0.5%
MercadoLibre *	32,403	$29,215,193
CHINA — 1.1%
Communication Services — 0.2%
Baidu ADR *	112,164	8,588,398
NetEase ADR .	104,757	5,826,584
		14,414,982
Consumer Discretionary — 0.5%
JD.com ADR .	311,574	11,618,594
Pinduoduo ADR *	301,902	16,553,287
		28,171,881
Information Technology — 0.4%
NXP Semiconductors .	169,110	24,703,589
TOTAL CHINA		67,290,452

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
NETHERLANDS — 0.4%
Information Technology — 0.4%
ASML Holding .	55,437	$26,189,548
UNITED KINGDOM — 0.3%
Health Care — 0.3%
AstraZeneca ADR .	381,392	22,429,663
UNITED STATES — 102.6%
Communication Services — 15.4%
Activision Blizzard .	503,115	36,626,772
Alphabet, Cl A *	2,319,064	219,174,739
Alphabet, Cl C *	2,383,626	225,634,037
Charter Communications, Cl A *	103,341	37,990,218
Comcast, Cl A	2,827,847	89,755,864
Electronic Arts	179,119	22,561,829
Match Group *	174,643	7,544,578
Meta Platforms, Cl A *	1,321,039	123,067,993
Netflix *	285,577	83,354,215
Sirius XM Holdings .	2,513,626	15,182,301
T-Mobile US *	805,072	122,016,712
		982,909,258
Consumer Discretionary — 15.4%
Airbnb, Cl A *	256,846	27,459,406
Amazon.com *	3,939,406	403,552,751
Booking Holdings *	25,520	47,709,130
Dollar Tree *	144,321	22,874,878
eBay	338,625	13,490,820
Lucid Group *	1,036,364	14,809,641
Lululemon Athletica *	78,795	25,926,707
Marriott International, Cl A	208,810	33,432,569
O'Reilly Automotive *	40,744	34,109,654
Ross Stores	225,594	21,587,090
Starbucks	737,052	63,821,333
Tesla *	1,202,046	273,513,547
		982,287,526
Consumer Staples — 7.4%
Costco Wholesale	284,326	142,589,489

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Keurig Dr Pepper	910,900	$35,379,356
Kraft Heinz	788,779	30,344,328
Mondelez International, Cl A .	880,796	54,151,338
Monster Beverage *	339,060	31,776,703
PepsiCo	885,648	160,815,964
Walgreens Boots Alliance	557,178	20,336,997
		475,394,175
Health Care — 7.4%
Align Technology *	48,366	9,397,514
Amgen .	343,496	92,864,144
Biogen *	93,442	26,485,200
Dexcom *	252,830	30,536,807
Gilead Sciences	805,362	63,188,702
IDEXX Laboratories *	51,706	18,597,614
Illumina *	101,336	23,187,704
Intuitive Surgical *	229,502	56,565,358
Moderna *	251,676	37,834,453
Regeneron Pharmaceuticals *	68,888	51,579,890
Seagen *	119,055	15,139,034
Vertex Pharmaceuticals *	164,824	51,425,088
		476,801,508
Industrials — 3.9%
Cintas	65,695	28,087,897
Copart *	153,336	17,636,707
CSX	1,376,967	40,014,661
Fastenal	370,742	17,917,961
Honeywell International .	432,647	88,268,641
Old Dominion Freight Line	72,069	19,790,147
PACCAR	224,108	21,700,378
Verisk Analytics, Cl A .	97,378	17,803,620
		251,220,012
Information Technology — 51.6%
Adobe *	300,496	95,707,976
Advanced Micro Devices *	1,037,109	62,288,767
Analog Devices	330,571	47,146,036
ANSYS *	54,043	11,952,150
Apple .	6,213,736	952,814,278

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Applied Materials .	552,998	$48,824,193
Atlassian, Cl A *	93,439	18,942,888
Autodesk *	138,942	29,775,271
Automatic Data Processing	266,935	64,518,189
Broadcom	259,973	122,218,507
Cadence Design Systems *	176,282	26,687,332
Cisco Systems	2,658,332	120,768,023
Cognizant Technology Solutions, Cl A	333,734	20,774,941
Crowdstrike Holdings, Cl A *	138,424	22,313,949
Datadog, Cl A *	187,720	15,113,337
DocuSign, Cl A *	122,885	5,935,345
Fiserv *	411,244	42,251,209
Fortinet *	507,591	29,013,902
Intel .	2,637,252	74,977,074
Intuit .	181,160	77,445,900
KLA	90,178	28,536,828
Lam Research	88,131	35,673,666
Marvell Technology .	549,360	21,798,605
Microchip Technology	355,959	21,976,909
Micron Technology .	709,308	38,373,563
Microsoft	2,883,679	669,388,406
NVIDIA .	1,355,547	182,958,179
Okta, Cl A *	92,695	5,202,043
Palo Alto Networks *	192,325	33,001,047
Paychex	231,718	27,414,557
PayPal Holdings *	742,933	62,094,340
QUALCOMM .	721,150	84,850,509
Skyworks Solutions	98,339	8,458,137
Splunk *	99,695	8,285,651
Synopsys *	98,409	28,789,553
Texas Instruments .	586,671	94,236,963
VeriSign *	65,826	13,195,480
Workday, Cl A *	129,583	20,191,623
Zoom Video Communications, Cl A *	154,679	12,906,416
Zscaler *	87,758	13,523,508
		3,300,325,250
Utilities — 1.5%
American Electric Power	330,649	29,070,660
Constellation Energy .	210,629	19,912,866

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Exelon	639,853	$24,691,927
Xcel Energy	352,438	22,947,238
		96,622,691
TOTAL UNITED STATES		6,565,560,420
TOTAL COMMON STOCK
(Cost $7,292,685,852)		6,710,685,276
TOTAL INVESTMENTS — 104.9%
(Cost $7,292,685,852)		$6,710,685,276
WRITTEN OPTIONS— (5.0)%
(Premiums Received $(289,674,849))	$(321,715,990)

Percentages are based on Net Assets of $6,397,648,310.
A list of the exchange traded option contracts held by the Fund at October 31, 2022, is as follows:

	Number of	Notional
Description	Contracts	Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (5.0)%
Call Options
Nasdaq-100	(5,882)	$(6,499,610,000)	$11,050.00	11/18/22	$(321,715,990)

* Non-income producing security.

(A) All or a portion of these securities has been segregated as collateral for options contracts. The aggregate market value of collateral at October 31, 2022 was $6,710,685,276.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X NASDAQ 100® Covered Call ETF

The following is a summary of the level of inputs used as of October 31, 2022, in valuing the Fund's investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$6,710,685,276	$—	$—	$6,710,685,276
Total Investments in Securities	$6,710,685,276	$—	$—	$6,710,685,276
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(321,715,990)	$–	$–	$(321,715,990)
Total Other Financial Instruments	$(321,715,990)	$–	$–	$(321,715,990)

Amounts designated as “—“ are $0 or have been rounded to $0.

See "Glossary" for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — 106.0%(A)
CHINA — 0.1%
Information Technology — 0.1%
NXP Semiconductors .	16,762	$2,448,593
SWITZERLAND — 0.2%
Information Technology — 0.2%
TE Connectivity	20,424	2,496,425
UNITED KINGDOM — 0.5%
Materials — 0.5%
Linde	31,505	9,368,012
UNITED STATES — 105.2%
Communication Services — 7.8%
Activision Blizzard .	45,471	3,310,289
Alphabet, Cl A *	378,034	35,727,993
Alphabet, Cl C *	338,081	32,002,747
AT&T	450,747	8,217,118
Charter Communications, Cl A *	6,603	2,427,395
Comcast, Cl A	278,455	8,838,162
DISH Network, Cl A *	15,099	225,126

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Electronic Arts	15,931	$2,006,669
Fox, Cl A	19,987	577,025
Fox, Cl B	9,997	271,918
Interpublic Group	23,787	708,615
Live Nation Entertainment *	9,035	719,276
Lumen Technologies .	61,148	450,049
Match Group *	18,728	809,050
Meta Platforms, Cl A *	143,915	13,407,121
Netflix *	28,123	8,208,541
News, Cl A .	24,999	421,733
News, Cl B .	9,630	164,962
Omnicom Group .	14,506	1,055,311
Paramount Global, Cl B	38,729	709,515
Take-Two Interactive Software *	10,520	1,246,410
T-Mobile US *	37,012	5,609,539
Verizon Communications	265,453	9,919,979
Walt Disney *	115,153	12,268,401
Warner Bros Discovery *	143,808	1,869,504
		151,172,448
Consumer Discretionary — 11.5%
Advance Auto Parts	3,220	611,542
Amazon.com *	558,604	57,223,394
Aptiv *	17,636	1,606,111
AutoZone *	1,242	3,145,837
Bath & Body Works .	15,503	517,490
Best Buy	14,169	969,301
Booking Holdings *	2,495	4,664,353
BorgWarner .	14,483	543,547
Caesars Entertainment *	14,359	627,919
CarMax *	9,807	617,939
Carnival *	52,703	477,489
Chipotle Mexican Grill, Cl A *	1,674	2,508,204
Darden Restaurants .	9,037	1,293,556
Dollar General .	14,432	3,680,882
Dollar Tree *	12,907	2,045,759
Domino's Pizza .	1,781	591,719
DR Horton	19,705	1,514,920
eBay	31,339	1,248,546
Etsy *	9,152	859,464

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Expedia Group *	9,614	$898,621
Ford Motor .	251,387	3,361,044
Garmin	9,776	860,679
General Motors	89,661	3,519,194
Genuine Parts .	9,275	1,649,652
Hasbro .	8,975	585,619
Hilton Worldwide Holdings .	17,518	2,369,485
Home Depot .	64,859	19,206,696
Las Vegas Sands *	22,856	868,757
Lennar, Cl A .	17,097	1,379,728
LKQ	17,410	968,692
Lowe's	40,437	7,883,193
Marriott International, Cl A	17,584	2,815,374
McDonald's .	46,470	12,670,510
MGM Resorts International .	23,685	842,475
Mohawk Industries *	4,312	408,562
Newell Brands .	24,951	344,573
NIKE, Cl B	79,963	7,410,971
Norwegian Cruise Line Holdings *	25,816	436,032
NVR *	202	856,026
O'Reilly Automotive *	3,835	3,210,547
Pool .	2,584	786,130
PulteGroup .	15,377	614,926
Ralph Lauren, Cl A .	4,474	414,695
Ross Stores	22,416	2,144,987
Royal Caribbean Cruises *	14,434	770,487
Starbucks	70,512	6,105,634
Tapestry .	18,348	581,265
Target	28,499	4,680,961
Tesla *	167,932	38,211,247
TJX	71,996	5,190,912
Tractor Supply .	7,007	1,539,928
Ulta Beauty *	3,408	1,429,213
VF .	19,730	557,373
Whirlpool	2,829	391,081
Wynn Resorts *	5,065	323,654
Yum! Brands	18,208	2,153,096
		223,189,991

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 7.4%
Altria Group .	110,654	$5,119,961
Archer-Daniels-Midland	35,665	3,458,792
Brown-Forman, Cl B	12,179	828,172
Campbell Soup .	14,246	753,756
Church & Dwight	16,085	1,192,381
Clorox	6,791	991,758
Coca-Cola .	245,751	14,708,197
Colgate-Palmolive	51,299	3,787,918
Conagra Brands .	30,080	1,103,936
Constellation Brands, Cl A	10,300	2,544,924
Costco Wholesale	27,970	14,026,955
Estee Lauder, Cl A .	14,760	2,959,232
General Mills	37,935	3,094,737
Hershey	9,344	2,231,067
Hormel Foods	19,445	903,220
J M Smucker .	7,147	1,076,767
Kellogg	15,388	1,182,106
Keurig Dr Pepper	52,313	2,031,837
Kimberly-Clark	21,546	2,681,615
Kraft Heinz	49,034	1,886,338
Kroger	42,420	2,006,042
Lamb Weston Holdings .	9,730	838,921
McCormick .	16,480	1,295,987
Molson Coors Beverage, Cl B	12,034	606,875
Mondelez International, Cl A .	86,889	5,341,936
Monster Beverage *	23,679	2,219,196
PepsiCo	87,121	15,819,431
Philip Morris International	98,017	9,002,861
Procter & Gamble .	150,776	20,305,004
Sysco .	32,489	2,812,248
Tyson Foods, Cl A	18,973	1,296,804
Walgreens Boots Alliance	46,682	1,703,893
Walmart	90,022	12,812,831
		142,625,698
Energy — 5.7%
APA .	23,649	1,075,083
Baker Hughes, Cl A	60,151	1,663,777
Chevron .	113,627	20,555,124
ConocoPhillips .	80,448	10,143,688

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Coterra Energy	51,150	$1,592,299
Devon Energy	40,236	3,112,255
Diamondback Energy	10,137	1,592,624
EOG Resources	35,965	4,909,942
EQT .	22,602	945,668
Exxon Mobil	262,839	29,125,190
Halliburton .	58,055	2,114,363
Hess	17,787	2,509,390
Kinder Morgan	126,689	2,295,605
Marathon Oil .	47,308	1,440,529
Marathon Petroleum	30,626	3,479,726
Occidental Petroleum .	45,772	3,323,047
ONEOK	28,216	1,673,773
Phillips 66 .	30,618	3,193,151
Pioneer Natural Resources	14,667	3,760,765
Schlumberger	86,945	4,523,748
Targa Resources	13,834	945,831
Valero Energy .	25,967	3,260,157
Williams	77,755	2,544,921
		109,780,656
Financials — 12.1%
Aflac	33,777	2,199,220
Allstate	17,288	2,182,610
American Express .	38,012	5,642,881
American International Group	45,617	2,600,169
Ameriprise Financial	6,934	2,143,438
Aon, Cl A .	13,400	3,771,966
Arch Capital Group *	23,174	1,332,505
Arthur J Gallagher	13,431	2,512,671
Assurant .	4,357	591,942
Bank of America	441,283	15,903,839
Bank of New York Mellon	47,904	2,017,237
Berkshire Hathaway, Cl B *	113,807	33,583,308
BlackRock, Cl A .	9,269	5,986,940
Brown & Brown .	14,005	823,354
Capital One Financial	24,664	2,614,877
Cboe Global Markets .	6,748	840,126
Charles Schwab .	96,231	7,666,724
Chubb .	26,471	5,688,353

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Cincinnati Financial .	9,794	$1,011,916
Citigroup	119,001	5,457,386
Citizens Financial Group .	32,732	1,338,739
CME Group, Cl A .	22,127	3,834,609
Comerica	9,534	672,147
Discover Financial Services	15,747	1,644,932
Everest Re Group	2,449	790,194
FactSet Research Systems .	2,383	1,013,943
Fifth Third Bancorp	42,912	1,531,529
First Republic Bank .	10,064	1,208,686
Franklin Resources	18,113	424,750
Globe Life .	4,952	572,055
Goldman Sachs Group	21,602	7,442,105
Hartford Financial Services Group .	20,458	1,481,364
Huntington Bancshares	92,954	1,411,042
Intercontinental Exchange .	35,523	3,394,933
Invesco	22,568	345,742
JPMorgan Chase .	184,999	23,287,674
KeyCorp	58,540	1,046,110
Lincoln National .	9,815	528,734
Loews .	13,391	763,555
M&T Bank .	10,143	1,707,777
MarketAxess Holdings .	2,263	552,263
Marsh & McLennan .	30,626	4,945,793
MetLife .	39,939	2,923,934
Moody's .	9,931	2,630,424
Morgan Stanley	82,480	6,777,382
MSCI, Cl A	5,064	2,374,307
Nasdaq .	21,290	1,325,090
Northern Trust .	13,832	1,166,729
PNC Financial Services Group	26,039	4,213,891
Principal Financial Group	14,719	1,297,185
Progressive	35,896	4,609,046
Prudential Financial .	24,310	2,557,169
Raymond James Financial .	12,292	1,452,177
Regions Financial .	59,851	1,313,729
S&P Global .	21,571	6,929,684
Signature Bank NY .	4,627	733,518
State Street .	23,743	1,756,982

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
SVB Financial Group *	3,783	$873,722
Synchrony Financial	34,439	1,224,651
T Rowe Price Group	14,236	1,511,294
Travelers .	15,130	2,790,880
Truist Financial	84,318	3,776,603
US Bancorp .	83,075	3,526,534
W R Berkley	14,328	1,065,717
Wells Fargo .	239,651	11,021,550
Willis Towers Watson	6,968	1,520,487
Zions Bancorp .	10,105	524,854
		234,407,677
Health Care — 16.2%
Abbott Laboratories .	110,650	10,947,711
AbbVie	111,596	16,337,654
ABIOMED *	2,927	737,838
Agilent Technologies	19,062	2,637,228
Align Technology *	4,706	914,376
AmerisourceBergen, Cl A .	10,006	1,573,143
Amgen .	33,823	9,144,048
Baxter International	32,286	1,754,744
Becton Dickinson	17,559	4,143,397
Biogen *	9,437	2,674,823
Bio-Rad Laboratories, Cl A *	1,170	411,501
Bio-Techne	2,418	716,357
Boston Scientific *	87,968	3,792,300
Bristol-Myers Squibb .	134,948	10,454,422
Cardinal Health	17,593	1,335,309
Catalent *	11,661	766,478
Centene *	33,879	2,884,119
Charles River Laboratories International *	3,148	668,163
Cigna .	18,642	6,022,484
Cooper .	3,166	865,553
CVS Health .	83,042	7,864,077
Danaher	41,372	10,412,091
DaVita *	4,944	360,961
DENTSPLY SIRONA .	14,604	450,095
Dexcom *	25,062	3,026,988
Edwards Lifesciences *	39,427	2,855,698
Elevance Health	15,181	8,300,515

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Eli Lilly	49,774	$18,022,668
Gilead Sciences	77,006	6,041,891
HCA Healthcare	13,176	2,865,385
Henry Schein *	9,124	624,629
Hologic *	15,260	1,034,628
Humana	8,033	4,483,057
IDEXX Laboratories *	5,222	1,878,249
Illumina *	10,040	2,297,353
Incyte *	12,721	945,679
Intuitive Surgical *	21,986	5,418,889
IQVIA Holdings *	10,816	2,267,791
Johnson & Johnson .	165,813	28,846,488
Laboratory Corp of America Holdings	5,638	1,250,847
McKesson	9,139	3,558,452
Medtronic	83,734	7,313,328
Merck .	159,914	16,183,297
Mettler-Toledo International *	1,293	1,635,554
Moderna *	21,179	3,183,839
Molina Healthcare *	3,270	1,173,472
Organon .	15,101	395,344
PerkinElmer	6,949	928,247
Pfizer	354,255	16,490,570
Quest Diagnostics .	6,167	885,890
Regeneron Pharmaceuticals *	6,584	4,929,770
ResMed	9,371	2,096,199
STERIS	6,393	1,103,304
Stryker .	20,661	4,736,328
Teleflex	2,972	637,672
Thermo Fisher Scientific	24,745	12,718,188
UnitedHealth Group	58,984	32,744,968
Universal Health Services, Cl B .	4,977	576,685
Vertex Pharmaceuticals *	15,733	4,908,696
Viatris *	75,029	760,044
Waters *	3,810	1,139,838
West Pharmaceutical Services	4,704	1,082,390
Zimmer Biomet Holdings .	13,849	1,569,784
Zoetis, Cl A .	29,706	4,479,071
		313,260,557

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 8.8%
3M	35,147	$4,421,141
A O Smith .	9,571	524,299
Alaska Air Group *	9,431	419,302
Allegion .	4,946	518,192
American Airlines Group *	42,183	598,155
AMETEK	13,055	1,692,711
Boeing *	34,283	4,885,670
Carrier Global	48,325	1,921,402
Caterpillar .	32,454	7,024,993
CH Robinson Worldwide	9,012	880,653
Cintas	5,498	2,350,670
Copart *	13,944	1,603,839
CoStar Group *	24,376	2,016,383
CSX	136,038	3,953,264
Cummins	9,016	2,204,502
Deere .	17,128	6,779,605
Delta Air Lines *	41,507	1,408,333
Dover	9,315	1,217,377
Eaton	25,319	3,799,622
Emerson Electric	37,629	3,258,671
Equifax .	6,941	1,176,777
Expeditors International of Washington .	11,058	1,082,025
Fastenal	36,584	1,768,105
FedEx .	15,266	2,446,835
Fortive .	23,756	1,518,008
Fortune Brands Home & Security .	9,146	551,687
Generac Holdings *	4,571	529,825
General Dynamics	14,296	3,571,141
General Electric .	69,514	5,408,884
Honeywell International .	42,612	8,693,700
Howmet Aerospace .	24,619	875,205
Huntington Ingalls Industries	2,383	612,598
IDEX .	4,860	1,080,427
Illinois Tool Works	17,911	3,824,536
Ingersoll Rand .	25,094	1,267,247
Jacobs Solutions .	9,040	1,041,589
JB Hunt Transport Services	4,897	837,730
Johnson Controls International	43,990	2,544,382
L3Harris Technologies .	12,183	3,002,744

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Leidos Holdings	9,631	$978,413
Lockheed Martin	14,495	7,054,427
Masco .	15,170	701,916
Nordson .	2,885	649,125
Norfolk Southern .	14,948	3,409,190
Northrop Grumman	9,221	5,062,421
Old Dominion Freight Line	5,943	1,631,948
Otis Worldwide	27,446	1,938,785
PACCAR	22,336	2,162,795
Parker-Hannifin	8,203	2,383,956
Pentair	10,051	431,690
Quanta Services .	9,573	1,359,749
Raytheon Technologies	93,369	8,853,249
Republic Services, Cl A	11,874	1,574,730
Robert Half International	5,885	449,967
Rockwell Automation	7,256	1,852,457
Rollins .	14,816	623,457
Snap-On .	2,830	628,402
Southwest Airlines *	38,058	1,383,408
Stanley Black & Decker .	9,787	768,182
Textron	14,508	992,928
Trane Technologies .	14,576	2,326,767
TransDigm Group .	3,447	1,984,645
Union Pacific	39,505	7,788,016
United Airlines Holdings *	19,608	844,713
United Parcel Service, Cl B .	46,294	7,766,744
United Rentals *	4,668	1,473,734
Verisk Analytics, Cl A .	8,946	1,635,597
Waste Management .	23,892	3,783,776
Westinghouse Air Brake Technologies	10,997	1,025,800
WW Grainger .	2,921	1,706,886
Xylem .	12,024	1,231,618
		169,771,720
Information Technology — 27.6%
Accenture, Cl A	39,965	11,346,063
Adobe *	29,585	9,422,822
Advanced Micro Devices *	102,235	6,140,234
Akamai Technologies *	9,811	866,606
Amphenol, Cl A .	37,913	2,874,943

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Analog Devices	31,974	$4,560,132
ANSYS *	5,686	1,257,516
Apple .	951,853	145,957,139
Applied Materials .	55,188	4,872,549
Arista Networks *	14,137	1,708,598
Autodesk *	13,844	2,966,769
Automatic Data Processing	25,496	6,162,383
Broadcom	25,510	11,992,761
Broadridge Financial Solutions .	6,330	949,880
Cadence Design Systems *	17,451	2,641,907
CDW	7,620	1,316,812
Ceridian HCM Holding *	9,114	603,256
Cisco Systems	261,599	11,884,443
Cognizant Technology Solutions, Cl A	33,142	2,063,089
Corning .	42,658	1,372,308
DXC Technology *	15,387	442,376
Enphase Energy *	8,658	2,658,006
EPAM Systems *	3,259	1,140,650
F5 *	4,621	660,387
Fidelity National Information Services .	38,704	3,212,045
Fiserv *	39,291	4,036,757
FleetCor Technologies *	4,858	904,171
Fortinet *	41,819	2,390,374
Gartner *	4,968	1,499,939
Global Payments	16,057	1,834,673
Hewlett Packard Enterprise	83,892	1,197,139
HP	59,932	1,655,322
Intel .	259,835	7,387,109
International Business Machines .	57,138	7,901,614
Intuit .	17,362	7,422,255
Jack Henry & Associates .	4,871	969,621
Juniper Networks .	20,645	631,737
Keysight Technologies *	11,369	1,979,911
KLA	8,686	2,748,685
Lam Research	8,714	3,527,253
Mastercard, Cl A .	53,854	17,673,806
Microchip Technology	35,319	2,180,595
Micron Technology .	70,057	3,790,084
Microsoft	469,943	109,087,869

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Monolithic Power Systems .	2,950	$1,001,377
Motorola Solutions	10,451	2,609,719
NetApp .	14,079	975,252
NortonLifeLock	36,774	828,518
NVIDIA .	157,994	21,324,450
ON Semiconductor *	27,776	1,706,280
Oracle .	96,125	7,504,479
Paychex	20,461	2,420,741
Paycom Software *	3,108	1,075,368
PayPal Holdings *	71,056	5,938,860
PTC *	5,847	688,952
Qorvo *	7,164	616,677
QUALCOMM .	71,017	8,355,860
Roper Technologies	6,681	2,769,542
Salesforce *	62,878	10,223,334
Seagate Technology Holdings .	13,810	685,805
ServiceNow *	12,450	5,238,213
Skyworks Solutions	9,689	833,351
SolarEdge Technologies *	3,469	797,974
Synopsys *	9,743	2,850,315
Teledyne Technologies *	3,098	1,232,942
Teradyne .	9,781	795,684
Texas Instruments .	57,757	9,277,507
Trimble *	14,780	889,165
Tyler Technologies *	2,770	895,624
VeriSign *	5,761	1,154,850
Visa, Cl A .	103,165	21,371,661
Western Digital *	19,588	673,240
Zebra Technologies, Cl A *	3,347	947,937
		533,576,265
Materials — 2.2%
Air Products & Chemicals .	13,651	3,418,210
Albemarle	7,289	2,039,973
Amcor	99,092	1,147,485
Avery Dennison .	4,934	836,560
Ball	19,779	976,885
Celanese, Cl A .	6,528	627,471
CF Industries Holdings	14,408	1,530,994
Corteva .	45,771	2,990,677

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Dow	46,994	$2,196,500
DuPont de Nemours .	32,841	1,878,505
Eastman Chemical .	9,113	699,970
Ecolab	15,837	2,487,518
FMC .	8,968	1,066,295
Freeport-McMoRan .	91,071	2,886,040
International Flavors & Fragrances	16,081	1,569,666
International Paper .	24,608	827,075
LyondellBasell Industries, Cl A	16,742	1,279,926
Martin Marietta Materials	3,505	1,177,610
Mosaic .	23,166	1,245,173
Newmont	50,739	2,147,275
Nucor	16,727	2,197,593
Packaging Corp of America .	6,067	729,314
PPG Industries	13,374	1,527,043
Sealed Air	9,902	471,533
Sherwin-Williams .	15,011	3,377,925
Vulcan Materials	9,110	1,491,307
Westrock .	17,604	599,592
		43,424,115
Real Estate — 2.8%
Alexandria Real Estate Equities ‡	9,227	1,340,683
American Tower ‡	28,601	5,925,841
AvalonBay Communities ‡	9,256	1,620,911
Boston Properties ‡	9,631	700,174
Camden Property Trust ‡	6,755	780,540
CBRE Group, Cl A *	20,541	1,457,179
Crown Castle	26,559	3,539,252
Digital Realty Trust ‡	18,608	1,865,452
Equinix .	5,583	3,162,435
Equity Residential ‡	21,994	1,386,062
Essex Property Trust ‡	3,602	800,509
Extra Space Storage ‡	7,630	1,353,867
Federal Realty Investment Trust ‡	4,546	449,963
Healthpeak Properties ‡	34,132	809,952
Host Hotels & Resorts ‡	46,805	883,678
Invitation Homes ‡	35,703	1,131,428
Iron Mountain ‡	18,508	926,696
Kimco Realty ‡	37,738	806,838

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Mid-America Apartment Communities ‡	6,252	$984,377
ProLogis ‡	57,117	6,325,708
Public Storage ‡	9,713	3,008,602
Realty Income ‡	38,001	2,366,322
Regency Centers ‡	9,997	604,919
SBA Communications, Cl A	6,924	1,868,788
Simon Property Group ‡	20,801	2,266,893
UDR ‡	18,361	730,033
Ventas ‡	26,832	1,049,936
VICI Properties ‡	61,724	1,976,403
Vornado Realty Trust ‡	9,836	232,031
Welltower ‡	29,735	1,815,024
Weyerhaeuser ‡	46,940	1,451,854
		53,622,350
Utilities — 3.1%
AES .	43,167	1,129,249
Alliant Energy .	14,747	769,351
Ameren .	14,355	1,170,220
American Electric Power	31,627	2,780,646
American Water Works	11,298	1,642,051
Atmos Energy	8,994	958,311
CenterPoint Energy .	39,493	1,129,895
CMS Energy	18,585	1,060,274
Consolidated Edison	23,066	2,028,885
Constellation Energy .	21,900	2,070,395
Dominion Energy	51,197	3,582,254
DTE Energy .	12,797	1,434,672
Duke Energy	47,323	4,409,557
Edison International .	25,532	1,532,941
Entergy	11,442	1,225,896
Evergy	14,693	898,183
Eversource Energy .	22,041	1,681,287
Exelon	61,030	2,355,148
FirstEnergy	38,551	1,453,758
NextEra Energy .	124,204	9,625,810
NiSource .	25,084	644,408
NRG Energy	14,667	651,215
PG&E *	98,323	1,467,962
Pinnacle West Capital	7,928	532,841

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
PPL	47,176	$1,249,692
Public Service Enterprise Group .	32,270	1,809,379
Sempra Energy .	20,020	3,021,819
Southern	65,254	4,272,832
WEC Energy Group .	19,828	1,810,891
Xcel Energy	34,974	2,277,157
		60,676,979
TOTAL UNITED STATES		2,035,508,456
TOTAL COMMON STOCK
(Cost $2,181,828,476)		2,049,821,486
TOTAL INVESTMENTS — 106.0%
(Cost $2,181,828,476)		$2,049,821,486
WRITTEN OPTIONS— (6.1)%
(Premiums Received $(71,984,158))		(117,689,855)

Percentages are based on Net Assets of $1,934,545,080.

A list of the exchange traded option contracts held by the Fund at October 31, 2022, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (6.1)%
Call Options
S&P 500 Index	(5,293)	$(1,947,824,000)	$3,680.00	11/18/22	$(117,689,855)

* Non-income producing security.

‡ Real Estate Investment Trust

(A) All or a portion of these securities has been segregated as collateral for options contracts. The aggregate market value of collateral at October 31, 2022 was $2,049,821,486.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Covered Call ETF

The following is a summary of the level of inputs used as of October 31, 2022, in valuing the Fund's investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,049,821,486	$—	$—	$2,049,821,486
Total Investments in Securities	$2,049,821,486	$—	$—	$2,049,821,486
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(117,689,855)	$–	$–	$(117,689,855)
Total Other Financial Instruments	$(117,689,855)	$–	$–	$(117,689,855)

Amounts designated as “—“ are $0 or have been rounded to $0.

See "Glossary" for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — 75.8%(A)
AUSTRALIA — 0.0%
Consumer Discretionary — 0.0%
Cenntro Electric Group *	1	$1
BAHAMAS — 0.0%
Consumer Discretionary — 0.0%
OneSpaWorld Holdings *	32,104	291,183
BERMUDA — 0.2%
Communication Services — 0.0%
Wejo Group *	1	1
Energy — 0.0%
Teekay *	1	4
Financials — 0.1%
Bank of NT Butterfield & Son	21,259	734,286
SiriusPoint *	36,721	235,749
		970,035

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 0.1%
Triton International .	27,834	$1,689,245
TOTAL BERMUDA		2,659,285
BRAZIL — 0.1%
Information Technology — 0.1%
StoneCo, Cl A *	121,326	1,273,923
CAMEROON — 0.1%
Energy — 0.1%
Golar LNG *	42,883	1,193,005
CANADA — 0.4%
Consumer Staples — 0.0%
SunOpta *	40,348	453,108
Energy — 0.0%
Teekay Tankers, Cl A *	10,308	324,599
Health Care — 0.1%
AbCellera Biologics *	91,454	1,081,901
Aurinia Pharmaceuticals *	55,542	451,556
		1,533,457
Industrials — 0.1%
Brookfield Business, Cl A	10,831	277,490
Li-Cycle Holdings *	54,665	325,804
		603,294
Materials — 0.0%
Novagold Resources *	98,097	454,189
PolyMet Mining *	1	3
		454,192
Utilities — 0.2%
Brookfield Infrastructure, Cl A	42,506	1,832,859
TOTAL CANADA		5,201,509

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
CHILE — 0.0%
Communication Services — 0.0%
Liberty Latin America, Cl A *	16,493	$128,315
Liberty Latin America, Cl C *	63,564	495,164
TOTAL CHILE		623,479
CHINA — 0.1%
Industrials — 0.1%
Textainer Group Holdings	20,012	598,759
Information Technology — 0.0%
indie Semiconductor, Cl A *	41,295	322,927
TOTAL CHINA		921,686
GERMANY — 0.0%
Health Care — 0.0%
Affimed *	1	2
Materials — 0.0%
Orion Engineered Carbons	25,840	412,406
TOTAL GERMANY		412,408
GHANA — 0.1%
Energy — 0.1%
Kosmos Energy *	189,726	1,231,322
GREECE — 0.0%
Industrials — 0.0%
Safe Bulkers .	1	3
IRELAND — 0.1%
Energy — 0.0%
Ardmore Shipping *	14,392	194,724
Health Care — 0.1%
Prothena *	15,480	951,091

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 0.0%
Cimpress *	7,544	$175,624
TOTAL IRELAND		1,321,439
ISRAEL — 0.1%
Communication Services — 0.0%
Innovid *	1	4
Consumer Discretionary — 0.0%
NEOGAMES *	4,684	80,565
Health Care — 0.1%
Nano-X Imaging *	22,381	317,810
Information Technology — 0.0%
Sapiens International	13,305	261,709
TOTAL ISRAEL		660,088
ITALY — 0.0%
Consumer Discretionary — 0.0%
Ermenegildo Zegna Holditalia .	19,651	215,375
Information Technology — 0.0%
Kaleyra *	1	1
TOTAL ITALY		215,376
MALTA — 0.0%
Communication Services — 0.0%
Gambling.com Group *	3,671	30,763
MONACO — 0.1%
Energy — 0.1%
Scorpio Tankers .	20,844	999,261
Industrials — 0.0%
Costamare .	21,890	206,642
TOTAL MONACO		1,205,903

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
NORWAY — 0.2%
Energy — 0.1%
FLEX LNG .	12,209	$381,531
Frontline	62,115	780,165
SFL	49,682	506,756
		1,668,452
Industrials — 0.1%
Golden Ocean Group	50,760	422,831
TOTAL NORWAY		2,091,283
PANAMA — 0.0%
Financials — 0.0%
Banco Latinoamericano de Comercio Exterior,
Cl E	12,522	196,470
PUERTO RICO — 0.2%
Financials — 0.1%
First BanCorp .	83,523	1,318,828
OFG Bancorp .	20,787	579,542
		1,898,370
Information Technology — 0.1%
EVERTEC	27,646	990,003
TOTAL PUERTO RICO		2,888,373
SINGAPORE — 0.1%
Information Technology — 0.1%
Kulicke & Soffa Industries	25,569	1,072,364
THAILAND — 0.1%
Information Technology — 0.1%
Fabrinet *	15,680	1,793,792
UNITED ARAB EMIRATES — 0.0%
Energy — 0.0%
Borr Drilling *	55,613	273,060

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM — 0.0%
Health Care — 0.0%
Babylon Holdings, Cl A *	1	$—
Industrials — 0.0%
Luxfer Holdings	12,150	175,811
TOTAL UNITED KINGDOM		175,811
UNITED STATES — 73.9%
Communication Services — 1.9%
AdTheorent Holding *	1	2
Advantage Solutions *	1	3
AMC Networks, Cl A *	12,630	284,301
Anterix *	8,160	312,936
Arena Group Holdings *	4,773	67,299
ATN International .	4,813	207,537
Audacy, Cl A *	1	—
Bandwidth, Cl A *	10,053	119,329
Boston Omaha, Cl A *	8,923	248,684
Bumble, Cl A *	37,052	941,121
Cardlytics *	14,005	132,067
Cargurus, Cl A *	49,170	715,915
Cars.com *	28,236	391,916
Charge Enterprises *	1	2
Cinemark Holdings *	46,096	489,079
Clear Channel Outdoor Holdings, Cl A *	1	1
Cogent Communications Holdings .	18,937	994,382
Consolidated Communications Holdings *	30,392	157,127
Cumulus Media, Cl A *	7,667	56,506
Daily Journal *	617	165,510
DHI Group *	17,672	113,101
EchoStar, Cl A *	15,893	299,901
Entravision Communications, Cl A	24,808	116,101
Eventbrite, Cl A *	31,494	206,916
EverQuote, Cl A *	8,145	49,603
EW Scripps, Cl A *	24,766	351,430
fuboTV *	76,197	278,881
Gannett *	1	1
Globalstar *	1	2
Gogo *	24,224	344,465

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Gray Television	36,295	$513,574
IDT, Cl B *	6,419	167,279
iHeartMedia, Cl A *	47,175	390,609
IMAX *	21,399	272,409
Integral Ad Science Holding *	14,255	120,027
Iridium Communications *	54,199	2,792,875
John Wiley & Sons, Cl A .	18,232	769,208
KORE Group Holdings *	1	3
Leafly Holdings *	1	1
Liberty Media -Liberty Braves *	15,779	491,674
Liberty Media -Liberty Braves, Cl A *	4,604	146,822
Lions Gate Entertainment, Cl A *	23,892	192,570
Lions Gate Entertainment, Cl B *	48,530	368,343
Loyalty Ventures *	1	1
Madison Square Garden Entertainment *	11,001	539,379
Magnite *	53,587	390,649
Marcus .	9,401	141,391
MediaAlpha, Cl A *	9,028	99,127
Ooma *	9,231	149,819
Outbrain *	11,814	50,564
Playstudios *	1	5
PubMatic, Cl A *	20,006	348,104
QuinStreet *	20,804	237,374
Radius Global Infrastructure, Cl A *	31,105	290,832
Reservoir Media *	8,401	48,726
Scholastic	13,744	524,196
Shenandoah Telecommunications	20,650	467,929
Shutterstock	10,334	517,010
Sinclair Broadcast Group, Cl A .	19,040	339,102
Skillz, Cl A *	1	1
Stagwell *	37,731	286,378
Starry Group Holdings, Cl A *	1	—
TechTarget *	11,526	744,003
TEGNA	96,410	2,013,041
Telephone and Data Systems	42,969	730,473
Thryv Holdings *	10,500	214,830
TrueCar *	1	2
United States Cellular *	6,636	206,844
Urban One *	4,963	24,666

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Urban One, Cl A *	3,388	$20,430
Vimeo *	59,315	225,397
Vinco Ventures *	1	1
WideOpenWest *	22,515	308,681
Yelp, Cl A *	30,071	1,155,027
Ziff Davis *	20,781	1,608,242
ZipRecruiter, Cl A *	35,718	598,991
		25,550,727
Consumer Discretionary — 7.9%
1-800-Flowers.com, Cl A *	10,860	79,169
1stdibs.com *	8,655	58,594
2U *	30,035	185,917
Aaron's	13,517	140,847
Abercrombie & Fitch, Cl A *	22,970	403,813
Academy Sports & Outdoors .	35,457	1,561,172
Accel Entertainment, Cl A *	23,519	230,957
Acushnet Holdings	14,665	682,949
Adient *	40,064	1,401,439
Adtalem Global Education *	20,529	856,059
aka Brands Holding *	1	2
Allbirds, Cl A *	39,065	134,384
American Axle & Manufacturing Holdings *	46,528	450,856
American Eagle Outfitters	65,419	743,160
American Public Education *	7,602	97,382
America's Car-Mart *	2,545	173,976
AMMO *	1	3
Arko	34,379	352,385
Asbury Automotive Group *	9,718	1,533,014
Aterian *	1	1
Bally's *	16,695	376,305
BARK *	1	2
Beachbody *	1	1
Beazer Homes USA *	11,946	135,109
Bed Bath & Beyond *	37,802	172,755
Big 5 Sporting Goods	8,688	111,988
Big Lots .	12,716	239,951
Biglari Holdings, Cl B *	301	41,523
BJ's Restaurants *	9,846	323,441
Bloomin' Brands .	37,575	902,176

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Bluegreen Vacations Holding, Cl A .	6,233	$107,893
Boot Barn Holdings *	12,417	705,286
Bowlero *	16,057	233,790
Boxed *	1	—
Brinker International *	18,873	630,169
Buckle	12,898	507,278
Build-A-Bear Workshop, Cl A	5,927	104,256
Caleres .	15,728	429,846
Camping World Holdings, Cl A	17,469	486,162
Canoo *	1	1
CarParts.com *	20,261	94,821
Carriage Services, Cl A	6,416	156,615
Cato, Cl A	7,975	94,982
Cavco Industries *	3,930	890,813
Century Casinos *	11,233	89,302
Century Communities	12,687	564,698
Cheesecake Factory	21,155	757,561
Chegg *	52,612	1,134,841
Chico's FAS *	49,956	293,741
Children's Place *	5,914	239,399
Chuy's Holdings *	8,607	252,185
Citi Trends *	3,707	83,815
Clarus .	11,872	143,770
Conn's *	6,922	56,830
Container Store Group *	13,032	70,764
ContextLogic, Cl A *	1	1
Coursera *	51,347	661,863
Cracker Barrel Old Country Store .	9,919	1,132,948
Crocs *	26,231	1,855,843
Dana .	59,278	946,077
Dave & Buster's Entertainment *	18,501	737,265
Denny's *	25,181	285,301
Designer Brands, Cl A	25,968	395,493
Destination XL Group *	24,746	165,303
Dillard's, Cl A .	2,131	700,651
Dine Brands Global	6,933	499,800
Dorman Products *	11,211	915,042
Dream Finders Homes, Cl A *	8,714	96,725
Duluth Holdings, Cl B *	5,057	43,996

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Duolingo, Cl A *	9,981	$816,845
El Pollo Loco Holdings .	8,129	81,615
Ethan Allen Interiors .	9,866	252,471
European Wax Center, Cl A .	12,564	180,670
Everi Holdings *	36,727	697,078
EVgo *	28,111	208,303
Express *	1	1
F45 Training Holdings *	1	3
Faraday Future Intelligent Electric *	1	1
First Watch Restaurant Group *	4,174	71,167
Fisker *	66,992	545,985
Foot Locker .	38,182	1,210,369
Fossil Group *	19,378	82,357
Fox Factory Holding *	18,445	1,620,393
Franchise Group .	12,078	366,567
Frontdoor *	35,141	775,210
Full House Resorts *	13,575	95,161
Funko, Cl A *	13,343	275,533
Genesco *	6,040	284,122
Gentherm *	14,112	824,423
G-III Apparel Group *	18,895	368,453
Golden Entertainment *	8,497	358,743
Goodyear Tire & Rubber *	122,600	1,557,020
GoPro, Cl A *	53,214	290,016
Graham Holdings, Cl B .	1,644	1,025,642
Green Brick Partners *	12,936	299,210
Group 1 Automotive	6,960	1,204,080
Groupon, Cl A *	9,434	69,529
GrowGeneration *	22,976	82,024
Guess? .	16,627	282,326
Haverty Furniture	6,949	184,704
Helen of Troy *	10,160	961,339
Hibbett .	5,909	368,840
Hilton Grand Vacations *	40,711	1,597,500
Holley *	21,339	84,929
Hovnanian Enterprises, Cl A *	2,388	96,308
Inspirato *	1	2
Inspired Entertainment *	9,225	94,464
Installed Building Products	10,289	884,854

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
International Game Technology .	42,430	$850,722
iRobot *	11,437	646,191
Jack in the Box .	9,030	796,717
JOANN .	4,717	24,953
Johnson Outdoors, Cl A	2,348	123,552
KB Home	33,714	971,637
Kontoor Brands	23,921	853,980
Krispy Kreme	33,425	479,649
Kura Sushi USA, Cl A *	2,090	165,173
Lands' End *	5,973	62,597
Landsea Homes *	4,344	21,112
Latham Group *	17,919	79,202
Laureate Education, Cl A	50,092	633,163
La-Z-Boy .	18,671	462,481
LCI Industries	10,564	1,120,946
Legacy Housing *	4,026	74,723
LGI Homes *	9,127	840,140
Life Time Group Holdings *	18,174	190,645
Lifetime Brands .	5,430	46,508
Light & Wonder *	43,714	2,454,104
Lindblad Expeditions Holdings *	12,659	106,209
Liquidity Services *	9,944	170,838
LL Flooring Holdings *	11,946	99,391
Lordstown Motors, Cl A *	1	2
Lovesac *	5,716	139,127
Lulu's Fashion Lounge Holdings *	13,842	86,651
Luminar Technologies, Cl A *	108,339	876,463
M/I Homes *	12,118	502,776
Malibu Boats, Cl A *	8,938	472,820
Marine Products	3,258	32,580
MarineMax *	9,105	294,183
MasterCraft Boat Holdings *	8,121	176,713
MDC Holdings .	24,274	739,386
Meritage Homes *	15,509	1,181,165
Modine Manufacturing *	20,464	366,715
Monarch Casino & Resort *	5,670	450,255
Monro .	14,176	676,904
Motorcar Parts of America *	7,602	144,438
Movado Group	6,868	227,125

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Mullen Automotive *	1	$—
Murphy USA .	9,752	3,067,102
National Vision Holdings *	34,948	1,294,474
Nerdy *	1	2
Noodles, Cl A *	16,833	97,968
ODP *	19,146	757,607
ONE Group Hospitality *	8,858	66,258
OneWater Marine, Cl A *	4,828	159,324
Overstock.com *	18,329	426,149
Oxford Industries .	6,844	696,240
Papa John's International .	14,040	1,019,725
Party City Holdco *	1	2
Patrick Industries .	9,683	442,610
Perdoceo Education *	28,812	329,321
PetMed Express .	8,924	190,260
PLBY Group *	12,116	43,860
Porch Group *	1	1
Portillo's, Cl A *	9,729	208,590
Poshmark, Cl A *	19,097	341,072
Purple Innovation, Cl A *	1	4
Quotient Technology *	1	2
Qurate Retail, Cl A	1	2
RCI Hospitality Holdings .	3,926	331,472
RealReal *	1	2
Red Rock Resorts, Cl A .	22,732	946,788
Rent the Runway, Cl A *	1	2
Rent-A-Center, Cl A	26,432	551,107
Revolve Group, Cl A *	17,135	411,240
Rocky Brands .	3,095	60,925
Rover Group, Cl A *	38,428	168,699
RumbleON, Cl B *	4,322	70,751
Rush Street Interactive *	22,740	94,371
Ruth's Hospitality Group .	14,388	298,983
Sally Beauty Holdings *	45,102	573,246
SeaWorld Entertainment *	20,666	1,201,935
Shake Shack, Cl A *	15,916	884,452
Shoe Carnival .	7,699	184,622
Signet Jewelers .	21,575	1,407,553
Skyline Champion *	23,266	1,354,314

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Sleep Number *	9,394	$260,590
Smith & Wesson Brands	20,208	228,148
Snap One Holdings *	7,602	90,616
Solid Power *	55,332	310,413
Solo Brands, Cl A *	6,993	28,881
Sonder Holdings *	1	2
Sonic Automotive, Cl A	9,075	424,256
Sonos *	54,265	874,752
Sportsman's Warehouse Holdings *	17,919	160,913
Standard Motor Products .	8,885	337,008
Steven Madden .	33,883	1,012,085
Stitch Fix, Cl A *	33,496	133,984
StoneMor *	1	3
Stoneridge *	11,478	239,546
Strategic Education .	10,155	700,695
Stride *	17,635	590,949
Sturm Ruger .	7,367	413,510
Superior Group .	5,445	54,014
Sweetgreen, Cl A *	37,005	688,293
Target Hospitality *	15,056	183,232
Taylor Morrison Home, Cl A *	50,113	1,319,976
Tenneco, Cl A *	36,968	728,270
Texas Roadhouse, Cl A	29,276	2,896,860
ThredUp, Cl A *	1	1
Tile Shop Holdings .	1	4
Tilly's, Cl A .	9,231	81,787
Topgolf Callaway Brands *	59,208	1,108,374
Torrid Holdings *	7,092	34,964
Traeger *	1	4
TravelCenters of America *	5,434	345,494
Tri Pointe Homes *	45,804	767,217
Tupperware Brands *	19,581	151,361
Udemy *	29,822	433,910
Unifi *	5,803	52,923
Universal Electronics *	5,558	113,439
Universal Technical Institute *	13,347	92,094
Urban Outfitters *	28,997	691,868
Vacasa, Cl A *	25,506	93,097
Vista Outdoor *	23,860	692,894

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Visteon *	11,777	$1,536,545
Vivid Seats, Cl A *	10,306	84,509
Vivint Smart Home *	38,180	292,077
Vizio Holding, Cl A *	28,081	314,507
Volta *	1	1
Vuzix *	24,435	122,175
Warby Parker, Cl A *	37,732	605,599
Weber, Cl A .	9,368	62,391
Weyco Group	2,368	61,165
Wingstop	12,761	2,021,215
Winmark .	1,459	367,143
Winnebago Industries	13,733	819,723
Wolverine World Wide .	34,427	589,735
Workhorse Group *	1	3
WW International *	21,890	98,943
Xometry, Cl A *	14,340	861,260
XPEL *	9,677	669,552
Xponential Fitness, Cl A *	9,106	176,201
Zumiez *	8,005	179,552
		106,674,407
Consumer Staples — 2.6%
22nd Century Group *	1	1
Alico	2,643	80,929
Andersons .	13,522	476,921
AppHarvest *	1	2
B&G Foods .	32,279	528,730
Beauty Health *	41,532	474,711
BellRing Brands *	55,801	1,351,500
Benson Hill *	1	3
Beyond Meat *	26,170	410,869
BRC, Cl A *	10,574	76,662
Calavo Growers .	7,487	258,975
Cal-Maine Foods .	17,056	963,835
Celsius Holdings *	24,235	2,207,324
Central Garden & Pet *	4,269	176,182
Central Garden & Pet, Cl A *	17,179	672,386
Chefs' Warehouse *	14,322	524,615
Coca-Cola Consolidated .	2,172	1,057,786
Duckhorn Portfolio *	15,692	229,417

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Edgewell Personal Care	22,938	$898,940
elf Beauty *	20,616	891,848
Energizer Holdings .	28,300	817,587
Fresh Del Monte Produce .	14,078	367,154
Hain Celestial Group *	31,202	583,789
Herbalife Nutrition *	46,417	986,825
HF Foods Group *	15,391	71,260
Honest *	44,677	147,881
Hostess Brands, Cl A *	58,519	1,549,583
Ingles Markets, Cl A	6,078	573,581
Inter Parfums	7,729	625,122
J & J Snack Foods	6,605	974,964
John B Sanfilippo & Son	3,901	325,382
Lancaster Colony .	8,175	1,473,789
Landec *	10,860	108,057
Local Bounti *	1	3
Medifast .	4,948	578,867
MGP Ingredients	6,108	684,401
Mission Produce *	16,777	279,169
National Beverage	10,114	479,606
Natural Grocers by Vitamin Cottage	4,396	50,554
Nature's Sunshine Products *	5,057	42,681
Nu Skin Enterprises, Cl A	21,193	809,361
PriceSmart	10,519	672,900
Primo Water	66,785	974,393
Rite Aid *	22,636	118,160
Seneca Foods, Cl A *	2,565	161,877
Simply Good Foods *	38,138	1,460,685
Sovos Brands *	18,538	256,937
SpartanNash .	15,328	547,363
Sprouts Farmers Market *	47,480	1,400,660
Tattooed Chef *	19,718	93,661
Thorne HealthTech *	3,565	17,326
Tootsie Roll Industries	6,741	272,269
TreeHouse Foods *	21,900	1,100,256
Turning Point Brands .	6,435	151,609
United Natural Foods *	24,548	1,041,081
Universal	10,273	519,917
USANA Health Sciences *	4,988	261,920

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Utz Brands .	27,434	$444,705
Vector Group .	59,017	626,761
Veru *	27,607	337,910
Village Super Market, Cl A	3,880	86,291
Vintage Wine Estates *	1	3
Vita Coco *	11,690	119,939
Vital Farms *	13,185	174,569
WD-40 .	5,745	920,119
Weis Markets	6,966	652,505
Whole Earth Brands *	15,714	54,213
		35,279,281
Energy — 4.9%
Aemetis *	11,573	85,640
Alto Ingredients *	29,322	121,100
Amplify Energy *	14,794	146,313
Arch Resources	6,466	984,707
Archaea Energy, Cl A *	25,423	656,168
Archrock .	55,759	418,750
Battalion Oil *	1,058	13,892
Berry	29,223	259,208
Brigham Minerals, Cl A	25,671	795,801
Bristow Group *	10,265	307,334
Cactus, Cl A	24,980	1,291,966
California Resources .	33,972	1,532,477
Callon Petroleum *	21,670	952,613
Centrus Energy, Cl A *	4,561	215,781
ChampionX .	88,429	2,530,838
Chord Energy .	18,021	2,758,835
Civitas Resources	31,869	2,227,962
Clean Energy Fuels *	77,361	519,092
CNX Resources *	83,943	1,411,082
Comstock Resources *	39,071	733,753
CONSOL Energy .	14,611	920,785
Crescent Energy, Cl A	13,170	181,483
CVR Energy .	12,664	494,656
Delek US Holdings .	31,089	922,100
Denbury *	21,348	1,951,421
DHT Holdings .	57,931	516,165
Diamond Offshore Drilling *	41,325	407,051

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
DMC Global *	8,306	$179,742
Dorian LPG .	13,544	244,740
Dril-Quip *	14,976	372,603
Earthstone Energy, Cl A *	24,087	389,246
Empire Petroleum *	6,701	107,216
Energy Fuels *	63,904	460,109
Equitrans Midstream .	172,817	1,455,119
Excelerate Energy, Cl A	7,687	212,315
Expro Group Holdings *	35,114	664,708
Gevo *	1	2
Green Plains *	22,108	638,700
Gulfport Energy *	5,082	454,890
Helix Energy Solutions Group *	68,016	476,112
Helmerich & Payne	44,494	2,202,898
HighPeak Energy .	2,707	63,127
International Seaways	24,485	1,038,409
Kinetik Holdings, Cl A	8,446	310,644
Laredo Petroleum *	7,136	461,342
Liberty Energy, Cl A *	68,172	1,152,788
Magnolia Oil & Gas, Cl A .	70,545	1,811,596
Matador Resources	48,409	3,216,778
Murphy Oil	65,220	3,163,822
Nabors Industries *	3,823	665,317
NACCO Industries, Cl A .	1,669	94,399
National Energy Services Reunited *	15,747	119,047
Newpark Resources *	1	4
NextDecade *	12,755	89,285
NexTier Oilfield Solutions *	71,676	722,494
Noble *	31,737	1,143,801
Nordic American Tankers .	1	3
Northern Oil and Gas .	29,481	1,006,481
Oceaneering International *	41,098	574,961
Oil States International *	24,978	161,608
Par Pacific Holdings *	22,553	516,013
Patterson-UTI Energy	98,463	1,737,872
PBF Energy, Cl A *	42,021	1,859,429
Peabody Energy *	54,491	1,302,335
Permian Resources, Cl A *	90,733	886,461
ProFrac Holding, Cl A *	5,817	127,450

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
ProPetro Holding *	35,838	$424,322
Ranger Oil, Cl A .	9,177	375,339
REX American Resources *	6,930	207,831
Riley Exploration Permian	4,819	140,088
Ring Energy *	1	3
RPC .	28,543	317,684
SandRidge Energy *	13,171	248,800
Select Energy Services, Cl A *	27,457	264,960
SilverBow Resources *	4,886	173,306
Sitio Royalties .	4,947	140,297
SM Energy .	52,252	2,350,295
Solaris Oilfield Infrastructure, Cl A	13,032	177,496
Talos Energy *	28,186	599,798
Tellurian *	1	3
TETRA Technologies *	50,669	250,305
Tidewater *	19,500	661,050
Uranium Energy *	143,298	603,285
Ur-Energy *	1	1
US Silica Holdings *	31,528	453,688
VAALCO Energy	24,202	124,640
Valaris *	25,745	1,723,113
Vertex Energy *	22,440	191,413
W&T Offshore *	38,553	292,617
Weatherford International *	29,969	1,249,108
World Fuel Services .	26,591	677,805
		65,088,086
Financials — 13.4%
1st Source	7,125	414,390
ACNB	3,437	125,760
AFC Gamma ‡	6,892	118,060
Alerus Financial	6,611	147,425
Amalgamated Financial	6,281	144,400
A-Mark Precious Metals	7,890	239,935
Ambac Financial Group *	18,835	264,632
Amerant Bancorp, Cl A .	12,075	363,457
American Equity Investment Life Holding	34,467	1,484,838
American National Bankshares .	4,657	170,306
Ameris Bancorp	28,158	1,450,419
AMERISAFE .	8,161	476,684

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Angel Oak Mortgage ‡	4,141	$42,777
Apollo Commercial Real Estate Finance ‡	59,731	672,571
Arbor Realty Trust ‡	70,167	966,200
Ares Commercial Real Estate ‡	24,708	304,897
Argo Group International Holdings .	13,559	337,212
ARMOUR Residential ‡	54,609	290,520
Arrow Financial	6,184	215,327
Artisan Partners Asset Management, Cl A	25,508	727,233
AssetMark Financial Holdings *	8,478	175,579
Associated Banc-Corp	62,987	1,533,733
Associated Capital Group, Cl A	880	35,464
Atlantic Union Bankshares .	31,853	1,100,203
Atlanticus Holdings *	2,185	62,404
Axos Financial *	24,244	944,546
B Riley Financial .	8,636	351,312
Bakkt Holdings *	1	2
Banc of California	23,480	391,646
BancFirst	8,220	787,640
Bancorp *	23,756	655,190
Bank First	2,896	249,490
Bank of Marin Bancorp .	6,821	246,238
BankUnited .	35,625	1,280,719
Bankwell Financial Group .	2,292	70,227
Banner .	14,563	1,088,584
Bar Harbor Bankshares	6,519	195,635
BayCom .	5,376	103,380
BCB Bancorp .	5,981	117,527
Berkshire Hills Bancorp .	20,596	602,433
BGC Partners, Cl A .	152,639	604,450
Blackstone Mortgage Trust, Cl A ‡	72,523	1,810,174
Blucora *	20,685	455,691
Blue Foundry Bancorp *	11,233	138,278
Blue Ridge Bankshares	7,059	92,120
Bread Financial Holdings .	21,269	768,024
Bridgewater Bancshares *	9,415	180,015
Bright Health Group *	1	1
Brightsphere Investment Group	13,958	262,690
BrightSpire Capital, Cl A ‡	36,112	277,340
Broadmark Realty Capital ‡	53,214	309,705

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Brookline Bancorp .	31,324	$430,705
BRP Group, Cl A *	26,646	755,414
Business First Bancshares	8,710	215,834
Byline Bancorp	10,705	247,500
Cadence Bank	77,433	2,141,022
Cambridge Bancorp .	2,951	259,245
Camden National .	6,318	274,959
Cannae Holdings *	34,932	809,025
Capital Bancorp .	3,894	96,104
Capital City Bank Group .	5,960	211,103
Capitol Federal Financial	53,587	438,342
Capstar Financial Holdings	8,958	158,377
Carter Bankshares *	10,520	188,308
Cathay General Bancorp	30,682	1,399,099
Central Pacific Financial	11,758	241,274
Chicago Atlantic Real Estate Finance .	2,715	40,236
Chimera Investment ‡	99,791	673,589
Citizens & Northern .	6,685	158,969
City Holding	6,342	639,591
Civista Bancshares .	6,568	155,662
Claros Mortgage Trust ‡	38,046	608,736
CNB Financial	7,089	180,202
CNO Financial Group .	50,217	1,107,787
Coastal Financial *	4,561	212,634
Cohen & Steers	12,303	740,148
Colony Bankcorp .	6,722	92,764
Columbia Banking System .	33,242	1,112,610
Columbia Financial *	16,328	335,377
Community Bank System .	22,603	1,411,105
Community Trust Bancorp	6,796	321,383
Compass Diversified Holdings	25,835	549,769
ConnectOne Bancorp .	15,994	400,650
Consumer Portfolio Services *	5,964	38,289
Cowen, Cl A .	11,487	443,628
Crawford, Cl A	6,686	40,049
CrossFirst Bankshares *	18,835	261,995
Curo Group Holdings .	8,858	45,796
Customers Bancorp *	13,062	440,059
CVB Financial	57,783	1,659,528

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Diamond Hill Investment Group .	1,276	$229,616
Dime Community Bancshares	14,395	497,059
Donegal Group, Cl A	6,720	98,381
Donnelley Financial Solutions *	12,474	504,324
Dynex Capital ‡	21,195	253,068
Eagle Bancorp .	13,508	611,642
Eastern Bankshares .	71,290	1,366,629
eHealth *	10,147	27,194
Ellington Financial ‡	23,603	315,808
Employers Holdings	11,959	521,532
Enact Holdings .	12,603	323,141
Encore Capital Group *	10,437	531,452
Enova International *	14,981	561,638
Enstar Group *	5,200	1,042,704
Enterprise Bancorp	4,159	130,094
Enterprise Financial Services .	14,928	798,200
Equity Bancshares, Cl A .	6,268	223,893
Esquire Financial Holdings	2,831	127,905
Essent Group .	45,348	1,794,874
EZCORP, Cl A *	20,634	199,324
Farmers & Merchants Bancorp .	4,995	146,154
Farmers National Banc	13,032	179,060
FB Financial	15,114	634,183
Federal Agricultural Mortgage, Cl C .	3,950	455,040
Federated Hermes, Cl B	38,726	1,345,729
Finance of America, Cl A *	1	2
Financial Institutions	6,762	161,138
First Bancorp	4,511	137,856
First Bancorp	14,869	662,711
First Bancshares	8,758	286,737
First Bank	6,516	102,432
First Busey .	21,721	573,652
First Business Financial Services .	3,314	126,429
First Commonwealth Financial .	38,756	555,761
First Community Bankshares	7,213	268,612
First Financial	5,012	243,032
First Financial Bancorp .	39,444	1,028,305
First Financial Bankshares	56,049	2,157,326
First Foundation	21,500	343,140

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
First Guaranty Bancshares .	2,585	$59,636
First Internet Bancorp	4,137	106,280
First Interstate BancSystem, Cl A	42,437	1,935,552
First Merchants	24,293	1,090,756
First Mid Bancshares	7,805	279,497
First of Long Island	9,890	173,866
First Western Financial *	3,278	90,506
FirstCash Holdings	16,665	1,640,669
Five Star Bancorp .	5,503	159,642
Flagstar Bancorp	22,121	856,083
Flushing Financial	12,626	248,732
Focus Financial Partners, Cl A *	26,737	930,180
Franklin BSP Realty Trust ‡	34,794	490,247
Fulton Financial	71,035	1,294,968
FVCBankcorp *	4,948	100,543
GCM Grosvenor .	18,122	149,869
Genworth Financial, Cl A *	230,453	1,076,216
German American Bancorp	11,618	456,471
Glacier Bancorp	47,932	2,745,545
Goosehead Insurance, Cl A *	8,190	339,967
Granite Point Mortgage Trust ‡	22,093	173,651
Great Southern Bancorp .	4,301	266,576
Green Dot, Cl A *	22,238	423,189
Greene County Bancorp .	1,479	98,501
Greenlight Capital Re, Cl A *	10,860	91,658
Guaranty Bancshares	3,591	132,975
Hamilton Lane, Cl A .	14,927	892,933
Hancock Whitney	36,552	2,042,160
Hanmi Financial .	13,221	354,058
Hannon Armstrong Sustainable Infrastructure
Capital ‡	38,854	1,056,052
HarborOne Bancorp .	19,208	292,538
HBT Financial .	4,838	98,647
HCI Group .	2,957	108,344
Heartland Financial USA	17,268	851,658
Heritage Commerce .	24,249	346,761
Heritage Financial	14,909	502,284
Hilltop Holdings .	26,220	759,069
Hingham Institution For Savings The .	621	153,542

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Hippo Holdings *	7,508	$129,738
Home Bancorp	3,282	140,306
Home BancShares	85,272	2,173,583
Home Point Capital	1	2
HomeStreet	8,313	215,805
HomeTrust Bancshares	6,564	157,733
Hope Bancorp	48,432	657,222
Horace Mann Educators .	17,694	698,205
Horizon Bancorp	18,124	270,229
Houlihan Lokey, Cl A	21,513	1,921,541
Independent Bank .	8,963	207,314
Independent Bank .	21,216	1,846,004
Independent Bank Group	15,784	995,813
International Bancshares	22,917	1,136,683
Invesco Mortgage Capital ‡	24,251	283,979
Investors Title	596	87,582
Jackson Financial, Cl A .	35,595	1,365,424
James River Group Holdings .	15,808	399,468
John Marshall Bancorp	4,789	137,923
Kearny Financial	26,640	270,130
Kinsale Capital Group	9,577	3,018,383
KKR Real Estate Finance Trust ‡	26,071	454,157
Ladder Capital, Cl A ‡	46,885	500,263
Lakeland Bancorp .	28,522	531,935
Lakeland Financial	10,321	853,031
Lemonade *	19,863	480,685
LendingClub *	42,768	455,052
LendingTree *	4,894	123,476
Live Oak Bancshares	13,811	448,443
Luther Burbank	6,346	80,150
Macatawa Bank .	10,860	116,528
MarketWise *	1	2
MBIA *	19,905	214,178
Mercantile Bank .	6,846	239,268
Merchants Bancorp .	6,715	160,824
Mercury General	11,468	332,572
Metrocity Bankshares	8,352	185,832
Metropolitan Bank Holding *	4,418	291,588
MFA Financial ‡	44,422	442,443

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Mid Penn Bancorp .	6,345	$216,872
Midland States Bancorp	9,259	259,622
MidWestOne Financial Group	6,321	212,386
Moelis, Cl A .	27,034	1,147,864
Moneylion *	1	1
Mr Cooper Group *	30,724	1,213,291
MVB Financial .	4,562	112,955
National Bank Holdings, Cl A	12,368	541,966
National Western Life Group, Cl A	1,132	224,159
Navient .	59,581	902,056
NBT Bancorp .	17,849	845,864
Nelnet, Cl A	6,939	618,196
NerdWallet, Cl A *	10,558	123,951
New York Mortgage Trust ‡	1	3
Nexpoint Real Estate Finance ‡	3,263	57,331
NI Holdings *	4,022	54,619
Nicolet Bankshares *	5,193	396,174
NMI Holdings, Cl A *	35,934	788,033
Northeast Bank .	2,772	116,701
Northfield Bancorp	18,276	293,147
Northwest Bancshares .	54,150	815,499
OceanFirst Financial .	24,963	563,665
Old National Bancorp	124,281	2,430,936
Old Second Bancorp .	17,707	283,312
Open Lending, Cl A *	42,897	307,571
Oportun Financial *	9,538	52,459
Oppenheimer Holdings, Cl A .	4,139	142,464
OppFi *	1	2
Orchid Island Capital, Cl A ‡	24,079	242,476
Origin Bancorp .	9,658	399,165
Orrstown Financial Services .	4,899	129,677
Oscar Health, Cl A *	48,925	182,490
Pacific Premier Bancorp	39,781	1,448,426
Palomar Holdings *	10,391	924,383
Park National	6,156	908,010
Parke Bancorp .	4,251	91,652
Pathward Financial	12,570	528,317
PCB Bancorp	4,859	89,892
PCSB Financial .	5,648	110,080

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Peapack-Gladstone Financial .	7,668	$303,423
PennyMac Financial Services .	12,726	678,550
PennyMac Mortgage Investment Trust ‡	40,947	567,935
Peoples Bancorp .	11,943	361,515
Peoples Financial Services	3,065	168,544
Perella Weinberg Partners, Cl A .	19,276	151,895
Pioneer Bancorp *	4,887	50,385
Piper Sandler .	7,400	946,978
PJT Partners .	10,112	752,333
PRA Group *	17,980	602,330
Preferred Bank	5,793	445,308
Premier Financial	15,476	446,483
Primis Financial	9,604	123,796
ProAssurance	23,090	512,829
Professional Holding, Cl A *	5,398	146,124
PROG Holdings *	23,836	393,771
Provident Bancorp .	6,346	78,437
Provident Financial Services	31,866	714,436
QCR Holdings .	7,044	357,201
Radian Group .	75,251	1,570,488
RBB Bancorp .	6,395	143,951
Ready Capital ‡	36,647	444,162
Red River Bancshares .	1,971	112,189
Redwood Trust ‡	47,751	340,465
Regional Management	3,423	116,245
Renasant	23,256	938,845
Republic Bancorp, Cl A	4,109	190,452
Republic First Bancorp *	1	3
RLI .	16,714	2,173,990
Root, Cl A *	19,169	163,512
S&T Bancorp	16,572	626,587
Safety Insurance Group .	6,202	539,264
Sandy Spring Bancorp	18,777	665,457
Sculptor Capital Management, Cl A	9,741	103,352
Seacoast Banking Corp of Florida .	26,808	828,367
Selective Insurance Group .	25,779	2,528,404
Selectquote *	1	1
ServisFirst Bancshares .	21,738	1,637,524
Shore Bancshares	7,300	145,562

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Sierra Bancorp	6,202	$136,754
Silvercrest Asset Management Group, Cl A	4,027	76,473
Silvergate Capital, Cl A *	13,178	747,983
Simmons First National, Cl A .	52,706	1,258,092
SmartFinancial	6,435	188,159
South Plains Financial	4,784	149,596
Southern First Bancshares *	3,392	151,555
Southern Missouri Bancorp .	3,441	176,351
Southside Bancshares	13,245	453,509
SouthState .	32,149	2,907,234
Stellar Bancorp .	19,901	653,549
StepStone Group, Cl A .	23,922	706,177
Sterling Bancorp *	7,108	45,278
Stewart Information Services .	11,360	442,586
Stock Yards Bancorp .	12,049	942,111
StoneX Group *	7,360	686,835
Summit Financial Group	4,937	143,519
Sunlight Financial Holdings *	1	1
SWK Holdings *	1,528	28,421
Texas Capital Bancshares *	21,466	1,287,960
Third Coast Bancshares *	5,446	105,652
Tiptree	9,699	118,134
Tompkins Financial	6,121	507,064
Towne Bank .	28,623	942,842
TPG RE Finance Trust ‡	29,673	251,330
Trean Insurance Group *	7,739	28,402
TriCo Bancshares	13,270	768,466
Triumph Bancorp *	10,156	523,034
Trupanion *	16,518	833,663
TrustCo Bank NY .	8,177	305,166
Trustmark	26,079	953,709
Two Harbors Investment ‡	141,926	505,257
UMB Financial .	19,104	1,589,835
United Bankshares .	55,843	2,364,951
United Community Banks .	44,966	1,731,191
United Fire Group	9,153	248,046
Unity Bancorp .	2,864	82,082
Universal Insurance Holdings .	11,233	112,779
Univest Financial .	12,532	352,650

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
USCB Financial Holdings *	4,444	$59,683
Valley National Bancorp	186,436	2,212,995
Value Line .	400	21,440
Velocity Financial *	3,631	35,257
Veritex Holdings .	22,047	696,244
Victory Capital Holdings, Cl A	6,759	195,470
Virtus Investment Partners	3,088	529,561
Walker & Dunlop	12,993	1,168,850
Washington Federal	27,603	1,068,236
Washington Trust Bancorp	7,398	358,803
Waterstone Financial .	9,316	158,186
WesBanco .	25,436	1,028,632
West BanCorp	7,091	159,335
Westamerica BanCorp	11,168	700,569
WisdomTree Investments .	55,743	302,684
World Acceptance *	1,811	147,089
WSFS Financial	27,342	1,273,044
		180,312,676
Health Care — 12.3%
1Life Healthcare *	76,207	1,303,140
23andMe Holding, Cl A *	1	3
2seventy bio *	15,596	247,664
4D Molecular Therapeutics *	11,743	101,694
Aadi Bioscience *	6,012	77,645
Absci *	22,466	70,993
ACADIA Pharmaceuticals *	50,825	814,725
Accolade *	30,766	331,658
Aclaris Therapeutics *	29,447	459,668
AdaptHealth, Cl A *	30,631	698,387
Adaptive Biotechnologies *	46,172	359,218
Addus HomeCare *	6,644	680,479
Adicet Bio *	11,833	195,126
ADMA Biologics *	1	3
Aerie Pharmaceuticals *	22,338	339,984
Aerovate Therapeutics *	4,920	95,989
Agenus *	1	3
Agiliti *	11,565	202,041
Agios Pharmaceuticals *	23,277	641,049
AirSculpt Technologies .	3,395	23,018

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Akero Therapeutics *	12,039	$508,768
Akoya Biosciences *	5,770	79,338
Albireo Pharma *	7,526	154,434
Alector *	26,855	247,066
Alignment Healthcare *	40,576	537,226
Alkermes *	68,930	1,564,711
Allogene Therapeutics *	38,828	399,928
Allovir *	12,116	83,964
Allscripts Healthcare Solutions *	50,685	745,070
Alpha Teknova *	2,715	12,462
Alphatec Holdings *	29,152	298,517
Alpine Immune Sciences *	5,397	31,896
ALX Oncology Holdings *	7,569	91,888
American Well, Cl A *	95,028	388,665
Amicus Therapeutics *	126,348	1,263,480
AMN Healthcare Services *	19,671	2,468,711
Amneal Pharmaceuticals *	1	2
Amphastar Pharmaceuticals *	16,004	494,524
Amylyx Pharmaceuticals *	14,885	530,948
AN2 Therapeutics *	1,836	26,475
AnaptysBio *	8,602	248,168
Anavex Life Sciences *	32,172	391,533
AngioDynamics *	16,160	227,694
ANI Pharmaceuticals *	5,495	212,052
Anika Therapeutics *	6,482	184,218
Apellis Pharmaceuticals *	40,146	2,428,432
Apollo Medical Holdings *	16,551	586,898
Arbutus Biopharma *	1	2
Arcellx *	13,232	310,687
Arcturus Therapeutics Holdings *	9,549	169,017
Arcus Biosciences *	21,543	548,916
Arcutis Biotherapeutics *	18,931	334,700
Arrowhead Pharmaceuticals *	44,774	1,558,583
Artivion *	16,495	184,084
Arvinas *	20,622	1,025,120
Atara Biotherapeutics *	36,348	169,382
Atea Pharmaceuticals *	27,967	167,802
Athira Pharma *	1	3
ATI Physical Therapy *	1	1

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
AtriCure *	20,237	$852,382
Atrion .	591	354,783
Aura Biosciences *	7,757	96,109
Avanos Medical *	20,339	450,509
Aveanna Healthcare Holdings *	1	1
Avid Bioservices *	27,782	470,627
Avidity Biosciences *	23,844	340,492
Axogen *	15,917	181,772
Axonics *	21,400	1,565,196
Axsome Therapeutics *	13,368	603,565
Beam Therapeutics *	27,153	1,196,361
Berkeley Lights *	20,941	46,489
BioCryst Pharmaceuticals *	84,528	1,128,449
Biohaven *	13,190	218,558
BioLife Solutions *	14,458	340,052
Bionano Genomics *	1	2
Bioventus, Cl A *	11,913	96,972
Bioxcel Therapeutics *	7,229	91,013
Bluebird Bio *	28,203	176,833
Blueprint Medicines *	26,739	1,386,150
Bridgebio Pharma *	43,643	455,197
Brookdale Senior Living *	76,393	341,477
Butterfly Network *	71,416	349,938
C4 Therapeutics *	16,257	156,392
Cano Health *	67,051	240,043
Cara Therapeutics *	18,462	173,543
Cardiovascular Systems *	17,260	249,234
CareDx *	21,596	429,976
CareMax *	24,709	173,951
Caribou Biosciences *	21,517	209,576
Cassava Sciences *	16,475	600,349
Castle Biosciences *	10,264	261,937
Catalyst Pharmaceuticals *	39,842	552,609
Celldex Therapeutics *	19,529	686,054
Celularity *	1	2
Century Therapeutics *	7,399	77,690
Cerevel Therapeutics Holdings *	22,647	633,210
Cerus *	69,844	255,629
Chimerix *	1	2

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Chinook Therapeutics *	22,795	$495,791
CinCor Pharma *	8,884	298,858
Clover Health Investments, Cl A *	1	2
Codexis *	24,978	140,376
Cogent Biosciences *	27,999	382,186
Coherus Biosciences *	41,842	364,025
Collegium Pharmaceutical *	15,029	269,620
Community Health Systems *	1	3
Computer Programs and Systems *	6,264	202,327
CONMED .	12,787	1,019,508
Corcept Therapeutics *	36,864	1,054,310
CorVel *	3,801	624,162
Crinetics Pharmaceuticals *	22,094	407,855
Cross Country Healthcare *	15,769	584,872
CryoPort *	18,540	514,670
CTI BioPharma *	38,396	188,140
Cue Health *	1	4
Cullinan Oncology *	13,067	171,700
Cutera *	7,348	337,788
Cytek Biosciences *	47,580	738,442
Cytokinetics *	35,563	1,552,681
Day One Biopharmaceuticals *	13,431	283,931
Deciphera Pharmaceuticals *	21,215	344,107
Denali Therapeutics *	41,707	1,196,157
Design Therapeutics *	14,133	220,757
DICE Therapeutics *	11,807	419,267
DocGo *	37,175	368,033
Dynavax Technologies *	54,687	626,166
Dyne Therapeutics *	12,659	144,313
Eagle Pharmaceuticals *	4,884	153,700
Edgewise Therapeutics *	14,557	138,437
Editas Medicine, Cl A *	28,236	354,362
Eiger BioPharmaceuticals *	14,222	72,674
Embecta .	24,359	753,180
Emergent BioSolutions *	21,036	438,811
Enanta Pharmaceuticals *	8,484	382,713
Enochian Biosciences *	1	2
Ensign Group	24,061	2,160,197
EQRx *	91,641	471,035

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Erasca *	26,607	$217,379
Esperion Therapeutics *	24,402	198,388
Evolent Health, Cl A *	34,688	1,103,425
Evolus *	13,915	119,112
EyePoint Pharmaceuticals *	10,487	56,630
Fate Therapeutics *	36,790	769,647
FibroGen *	39,282	639,511
Figs, Cl A *	52,803	389,686
Foghorn Therapeutics *	8,145	71,187
Fulcrum Therapeutics *	12,253	68,127
Fulgent Genetics *	8,972	355,560
Gelesis Holdings *	1	—
Generation Bio *	18,259	93,486
Geron *	1	2
Glaukos *	19,317	1,083,104
Gossamer Bio *	25,521	283,283
GreenLight Biosciences Holdings PBC *	1	2
Haemonetics *	22,036	1,871,958
Halozyme Therapeutics *	58,049	2,775,323
Harmony Biosciences Holdings *	11,013	572,676
Health Catalyst *	22,694	200,161
HealthEquity *	35,797	2,788,944
HealthStream *	10,872	268,538
Heron Therapeutics *	1	4
Heska *	4,135	296,728
HilleVax *	5,407	115,602
Hims & Hers Health *	50,188	227,854
Humacyte *	7,258	25,004
Icosavax *	9,604	32,942
Ideaya Biosciences *	14,960	252,674
IGM Biosciences *	4,241	84,820
Imago Biosciences *	11,091	188,547
ImmunityBio *	30,309	166,700
ImmunoGen *	88,542	525,940
Immunovant *	16,663	186,626
Inari Medical *	21,958	1,689,229
Inhibrx *	13,525	435,235
Innovage Holding *	13,867	85,837
Innoviva *	26,438	358,499

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Inogen *	9,588	$217,264
Inotiv *	7,778	161,627
Inovio Pharmaceuticals *	1	2
Insmed *	50,281	870,867
Inspire Medical Systems *	12,033	2,345,833
Instil Bio *	24,133	79,639
Integer Holdings *	13,976	871,124
Intellia Therapeutics *	33,795	1,783,700
Intercept Pharmaceuticals *	10,861	150,642
Intra-Cellular Therapies *	40,880	1,866,990
Invitae *	1	3
Invivyd *	37,880	149,626
Iovance Biotherapeutics *	62,340	582,256
iRadimed	2,967	86,191
iRhythm Technologies *	13,312	1,697,147
Ironwood Pharmaceuticals, Cl A *	59,286	648,589
iTeos Therapeutics *	10,236	199,397
IVERIC bio *	51,985	1,243,481
Janux Therapeutics *	7,432	134,371
Joint *	6,430	106,224
Jounce Therapeutics *	1	2
KalVista Pharmaceuticals *	9,401	47,663
Karuna Therapeutics *	12,772	2,801,410
Karyopharm Therapeutics *	30,205	143,776
Keros Therapeutics *	8,470	426,380
Kezar Life Sciences *	26,195	196,855
Kiniksa Pharmaceuticals, Cl A *	15,634	178,540
Kinnate Biopharma *	11,200	94,416
Kodiak Sciences *	13,932	100,032
Kronos Bio *	16,460	48,722
Krystal Biotech *	9,549	730,499
Kura Oncology *	29,306	454,829
Kymera Therapeutics *	15,759	478,128
Lantheus Holdings *	29,507	2,183,223
LeMaitre Vascular	8,265	358,701
Lexicon Pharmaceuticals *	1	2
LHC Group *	12,728	2,126,849
LifeStance Health Group *	29,695	224,197
Ligand Pharmaceuticals *	6,385	559,645

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Liquidia *	19,771	$96,680
LivaNova *	23,490	1,106,379
Lyell Immunopharma *	85,252	501,282
MacroGenics *	44,563	228,163
Madrigal Pharmaceuticals *	5,270	373,221
MannKind *	102,986	348,093
MaxCyte *	39,398	272,634
Medpace Holdings *	10,717	2,378,960
MeiraGTx Holdings *	12,489	90,795
Meridian Bioscience *	18,244	583,261
Merit Medical Systems *	23,645	1,626,067
Mersana Therapeutics *	42,996	337,949
Mesa Laboratories	2,172	287,160
MiMedx Group *	1	3
Mirum Pharmaceuticals *	9,212	207,731
ModivCare *	5,421	527,138
Monte Rosa Therapeutics *	11,946	109,903
Morphic Holding *	10,727	300,463
Multiplan *	1	3
Myriad Genetics *	33,799	700,991
NanoString Technologies *	19,749	206,575
National HealthCare	5,324	324,338
National Research .	6,216	253,178
Nautilus Biotechnology, Cl A *	1	2
Nektar Therapeutics, Cl A *	75,029	282,109
Neogen *	45,593	601,828
NeoGenomics *	63,547	483,275
Nevro *	14,732	564,825
NextGen Healthcare *	24,006	481,080
NGM Biopharmaceuticals *	21,169	113,042
Nkarta *	13,491	170,122
Nurix Therapeutics *	23,065	293,617
Nutex Health *	1	1
Nuvalent, Cl A *	7,432	265,397
NuVasive *	21,949	968,609
Nuvation Bio *	1	2
Ocugen *	1	2
Ocular Therapeutix *	31,494	113,693
Omnicell *	19,067	1,474,260

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Oncology Institute *	7,752	$35,194
OPKO Health *	1	2
OptimizeRx *	7,556	116,476
Option Care Health *	67,472	2,041,703
OraSure Technologies *	39,618	172,734
Organogenesis Holdings, Cl A *	1	3
Orthofix Medical *	8,400	134,904
OrthoPediatrics *	6,113	259,741
Outlook Therapeutics *	1	1
Outset Medical *	20,197	313,861
Owens & Minor	30,992	526,864
Owlet *	1	1
P3 Health Partners *	10,506	52,005
Pacific Biosciences of California *	111,603	941,929
Pacira BioSciences *	19,697	1,019,517
Paragon 28 *	19,140	382,226
Pardes Biosciences, Cl A *	1	1
Patterson .	38,373	996,547
Pear Therapeutics *	1	3
Pediatrix Medical Group *	35,983	698,070
Pennant Group *	11,372	139,989
PepGen *	3,404	41,801
PetIQ, Cl A *	12,030	98,887
Phathom Pharmaceuticals *	8,485	89,941
Phibro Animal Health, Cl A .	8,983	131,960
Phreesia *	21,326	582,626
PMV Pharmaceuticals *	15,492	190,707
Point Biopharma Global, Cl A *	30,704	286,468
Praxis Precision Medicines *	1	2
Precigen *	1	2
Prestige Consumer Healthcare *	21,271	1,158,844
Privia Health Group *	19,928	667,189
PROCEPT BioRobotics *	10,926	496,368
Progyny *	34,468	1,532,792
Prometheus Biosciences *	12,789	671,678
Protagonist Therapeutics *	18,632	150,919
Provention Bio *	22,806	158,274
PTC Therapeutics *	30,525	1,154,456
Pulmonx *	14,391	192,264

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Quanterix *	13,935	$154,260
Quantum-Si *	1	3
R1 RCM *	64,374	1,136,845
RadNet *	20,928	400,143
Rallybio *	7,262	69,425
RAPT Therapeutics *	10,985	239,693
Reata Pharmaceuticals, Cl A *	11,896	383,051
Recursion Pharmaceuticals, Cl A *	66,042	696,743
REGENXBIO *	17,074	404,142
Relay Therapeutics *	32,072	712,640
Relmada Therapeutics *	11,749	75,076
Replimune Group *	17,969	329,911
Revance Therapeutics *	31,618	705,398
REVOLUTION Medicines *	32,197	652,311
Rigel Pharmaceuticals *	1	1
Rocket Pharmaceuticals *	18,353	342,467
RxSight *	8,580	106,735
Sage Therapeutics *	24,928	938,788
Sana Biotechnology *	36,008	208,846
Sangamo Therapeutics *	48,870	214,539
Schrodinger *	22,538	540,236
Science 37 Holdings *	1	1
SeaSpine Holdings *	13,542	87,075
Seer, Cl A *	18,566	145,372
Select Medical Holdings	46,452	1,192,887
Sema4 Holdings *	1	1
Senseonics Holdings *	1	1
Seres Therapeutics *	50,102	443,904
Sharecare *	1	2
Shockwave Medical *	15,416	4,519,200
SI-BONE *	13,575	263,898
SIGA Technologies .	19,751	181,512
Sight Sciences *	9,061	70,948
Silk Road Medical *	14,762	650,709
Simulations Plus .	6,704	278,216
Singular Genomics Systems *	1	3
SomaLogic *	62,018	215,202
Sorrento Therapeutics *	1	2
SpringWorks Therapeutics *	14,513	348,457

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
STAAR Surgical *	20,858	$1,478,206
Stoke Therapeutics *	9,461	140,496
Supernus Pharmaceuticals *	20,967	718,539
Surgery Partners *	16,625	452,034
Surmodics *	5,882	200,811
Sutro Biopharma *	17,919	131,346
Syndax Pharmaceuticals *	23,923	549,272
Tactile Systems Technology *	8,145	60,599
Talaris Therapeutics *	1	2
Tango Therapeutics *	19,290	155,092
Tarsus Pharmaceuticals *	7,698	141,797
Tenaya Therapeutics *	11,776	31,560
Tenon Medical *	1	2
TG Therapeutics *	53,927	313,855
Theravance Biopharma *	25,318	252,420
Theseus Pharmaceuticals *	5,567	29,950
TransMedics Group *	13,240	638,433
Travere Therapeutics *	29,936	649,012
Treace Medical Concepts *	13,977	342,157
Tricida *	13,775	4,577
Twist Bioscience *	24,734	812,017
Tyra Biosciences *	5,057	34,994
UFP Technologies *	2,989	280,518
US Physical Therapy	5,518	489,998
Utah Medical Products .	1,629	145,877
Vanda Pharmaceuticals *	22,806	238,779
Varex Imaging *	16,527	365,412
Vaxart *	1	2
Vaxcyte *	24,312	1,060,246
VBI Vaccines *	1	1
Ventyx Biosciences *	11,410	369,342
Vera Therapeutics, Cl A *	6,191	115,400
Veracyte *	29,981	602,918
Vericel *	19,860	533,837
Verve Therapeutics *	19,653	740,918
Vicarious Surgical *	42,061	162,776
ViewRay *	1	4
Vir Biotechnology *	32,244	708,723
Viridian Therapeutics *	10,612	211,179

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
VistaGen Therapeutics *	1	$—
Xencor *	24,210	677,880
Xeris Biopharma Holdings *	1	2
Y-mAbs Therapeutics *	17,930	64,727
Zentalis Pharmaceuticals *	20,477	513,768
Zimvie *	8,673	76,062
Zynex	9,231	105,233
		165,002,546
Industrials — 11.3%
3D Systems *	53,869	475,663
AAON .	18,585	1,198,547
AAR *	14,389	637,720
ABM Industries .	28,404	1,264,262
ACCO Brands	38,553	177,344
ACV Auctions, Cl A *	46,706	425,959
Aerojet Rocketdyne Holdings *	33,573	1,626,612
AeroVironment *	10,824	990,396
AerSale *	6,516	138,139
Air Transport Services Group *	25,039	731,139
Alamo Group	4,344	660,636
Albany International, Cl A .	13,378	1,225,692
Alight, Cl A *	140,481	1,164,587
Allegiant Travel *	6,589	494,504
Allied Motion Technologies	5,587	188,952
Alta Equipment Group .	7,942	97,131
Altra Industrial Motion	27,529	1,655,594
Ameresco, Cl A *	13,484	815,512
American Woodmark *	7,051	319,763
API Group *	87,353	1,440,451
Apogee Enterprises .	10,237	469,674
Applied Industrial Technologies	16,255	2,021,797
ArcBest .	10,591	841,243
Archer Aviation, Cl A *	1	3
Arcosa	20,460	1,313,532
Argan	6,449	223,587
Aris Water Solution, Cl A .	9,049	154,104
Array Technologies *	68,835	1,245,913
ASGN *	21,442	1,817,853
Astec Industries .	9,714	424,016

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Astra Space *	1	$1
Astronics *	10,317	95,535
Atkore *	18,653	1,777,631
Atlas Air Worldwide Holdings *	12,125	1,226,322
Atlas Technical Consultants *	6,313	47,853
AZZ	10,430	419,286
Babcock & Wilcox Enterprises *	23,316	106,321
Barnes Group	20,826	736,616
Barrett Business Services	3,154	275,092
Beacon Roofing Supply *	23,442	1,320,957
Berkshire Grey *	1	1
Bird Global, Cl A *	1	—
Blade Air Mobility *	23,195	104,377
Blink Charging *	15,870	234,876
Bloom Energy, Cl A *	75,523	1,413,035
Blue Bird *	7,059	64,731
BlueLinx Holdings *	3,990	281,135
Boise Cascade	16,737	1,117,529
Brady, Cl A	19,942	912,346
BrightView Holdings *	19,038	169,819
Brink's	20,167	1,202,558
Cadre Holdings	9,385	275,637
Caesarstone .	9,231	81,971
Casella Waste Systems, Cl A *	21,682	1,773,804
CBIZ *	20,852	1,035,093
Chart Industries *	15,705	3,500,330
CIRCOR International *	8,213	169,763
Columbus McKinnon	11,970	341,384
Comfort Systems USA .	15,126	1,864,733
CompX International	1,017	18,133
Concrete Pumping Holdings *	10,860	69,558
Construction Partners, Cl A *	17,136	533,615
CoreCivic *	49,413	517,354
Covenant Logistics Group, Cl A	5,292	200,249
CRA International .	3,063	314,693
CSW Industrials	6,341	817,482
Custom Truck One Source *	24,435	169,335
Daseke *	16,833	100,325
Deluxe .	18,431	338,762

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Desktop Metal, Cl A *	1	$3
Distribution Solutions Group *	2,337	70,297
Douglas Dynamics .	9,782	332,099
Ducommun *	4,748	224,153
DXP Enterprises *	7,228	206,793
Dycom Industries *	12,463	1,472,877
Eagle Bulk Shipping .	5,582	270,057
EMCOR Group	22,142	3,124,236
Encore Wire	8,230	1,132,366
Energy Recovery *	23,354	600,898
Energy Vault Holdings *	32,190	103,652
Enerpac Tool Group, Cl A	25,913	658,449
EnerSys	17,531	1,162,130
Eneti .	9,437	77,572
Ennis	11,172	252,040
Enovix *	46,116	870,209
EnPro Industries .	8,852	942,738
ESCO Technologies .	10,845	934,514
ESS Tech *	53,701	227,155
Evoqua Water Technologies *	52,814	2,069,253
Exponent	21,925	2,088,575
Fathom Digital Manufacturing C *	1	3
Federal Signal	25,536	1,191,254
First Advantage *	25,204	354,116
Fluence Energy, Cl A *	14,867	221,964
Fluor *	61,708	1,867,284
Forrester Research *	5,000	211,600
Forward Air .	11,341	1,200,672
Franklin Covey *	5,441	275,315
Franklin Electric .	19,640	1,609,302
Frontier Group Holdings *	14,815	194,225
FTC Solar *	1	2
FuelCell Energy *	152,430	475,582
GATX .	15,006	1,571,278
Genco Shipping & Trading .	15,434	206,816
GEO Group *	48,700	412,002
Gibraltar Industries *	14,069	718,645
Global Industrial .	5,678	180,220
GMS *	18,301	863,807

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Gorman-Rupp	9,825	$266,650
GrafTech International	82,229	418,546
Granite Construction .	19,436	655,576
Great Lakes Dredge & Dock *	28,107	212,489
Greenbrier .	13,618	480,852
Griffon .	21,335	685,707
H&E Equipment Services	13,743	518,936
Harsco *	32,410	171,449
Hawaiian Holdings *	21,780	314,285
Healthcare Services Group .	31,957	446,120
Heartland Express .	19,378	288,345
Heidrick & Struggles International	8,472	238,572
Heliogen *	1	2
Helios Technologies .	13,672	775,066
Herc Holdings	11,033	1,297,591
Heritage-Crystal Clean *	6,926	190,257
Hillenbrand	30,914	1,365,781
Hillman Solutions *	55,672	434,798
HireRight Holdings *	9,061	121,961
HNI	18,406	533,590
Hub Group, Cl A *	14,237	1,104,791
Hudson Technologies *	17,779	163,745
Huron Consulting Group *	9,216	678,574
Hydrofarm Holdings Group *	1	3
Hyliion Holdings *	1	3
Hyster-Yale Materials Handling .	4,533	132,182
Hyzon Motors *	1	2
ICF International	7,884	943,163
IES Holdings *	4,002	132,226
Insperity .	15,314	1,807,358
Insteel Industries	8,043	211,933
Interface, Cl A	23,892	270,219
Janus International Group *	33,735	324,868
JELD-WEN Holding *	38,292	406,278
Joby Aviation *	103,978	501,174
John Bean Technologies .	13,339	1,216,517
Kadant	4,946	880,141
Kaman	11,908	382,247
KAR Auction Services *	51,286	745,186

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Karat Packaging *	2,468	$40,426
Kelly Services, Cl A	15,165	247,796
Kennametal	35,331	943,691
Kforce	8,608	544,628
Kimball International, Cl B	14,661	108,345
Korn Ferry	23,748	1,320,151
Kratos Defense & Security Solutions *	52,299	579,473
Legalzoom.com *	40,603	375,578
Lightning eMotors *	1	2
Lindsay .	4,619	781,997
Manitowoc *	14,118	128,756
Markforged Holding *	1	2
Marten Transport .	25,386	476,495
Masonite International *	9,960	712,439
Matson .	17,367	1,277,864
Matthews International, Cl A .	13,233	355,703
Maxar Technologies .	30,899	690,284
McGrath RentCorp	10,231	962,226
Microvast Holdings *	1	2
Miller Industries .	4,955	126,006
MillerKnoll	31,746	672,380
Momentus *	1	1
Montrose Environmental Group *	11,449	501,237
Moog, Cl A	12,323	1,044,374
MRC Global *	35,535	356,416
Mueller Industries .	23,737	1,486,886
Mueller Water Products, Cl A	66,100	773,370
MYR Group *	7,137	624,559
National Presto Industries	2,302	162,268
Nikola *	133,305	505,226
NL Industries	3,258	28,540
Northwest Pipe *	4,289	145,783
NOW *	45,442	578,477
NuScale Power *	14,378	162,184
NV5 Global *	5,743	832,448
Omega Flex .	1,329	125,458
PAM Transportation Services *	3,245	90,373
Park Aerospace .	8,145	101,324
Parsons *	14,330	671,790

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
PGT Innovations *	24,789	$528,254
Pitney Bowes	1	3
Planet Labs PBC *	64,369	337,937
Powell Industries .	4,181	103,145
Preformed Line Products .	1,339	106,276
Primoris Services .	22,811	460,554
Proterra *	91,471	570,779
Proto Labs *	11,886	453,926
Quad *	1	3
Quanex Building Products .	14,485	320,988
Radiant Logistics *	15,950	96,817
RBC Bearings *	12,358	3,133,124
Red Violet *	3,900	68,016
Redwire *	1	3
Resideo Technologies *	61,217	1,445,946
Resources Connection .	13,731	250,865
REV Group .	14,491	199,106
Rocket Lab USA *	88,202	448,948
Rush Enterprises, Cl A	17,974	896,723
Rush Enterprises, Cl B .	2,921	156,624
Saia *	11,463	2,279,532
Sarcos Technology and Robotics *	1	2
Shoals Technologies Group, Cl A *	47,322	1,093,611
Shyft Group	14,946	343,459
Simpson Manufacturing .	18,444	1,576,593
Skillsoft *	1	2
SkyWest *	21,369	377,804
SP Plus *	9,931	367,745
Spire Global *	1	1
Spirit Airlines *	46,200	1,016,400
SPX Technologies *	18,620	1,225,941
Standex International	5,121	507,235
Steelcase, Cl A	35,295	274,242
Stem *	67,907	923,535
Sterling Check *	9,977	194,851
Sterling Construction *	12,237	330,277
Sun Country Airlines Holdings *	14,033	228,457
SunPower, Cl A *	34,459	637,147
Tennant .	7,922	461,457

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Terex	28,963	$1,174,160
Terran Orbital *	1	3
Thermon Group Holdings *	13,575	241,092
Titan International *	21,947	328,327
Titan Machinery *	8,585	295,152
TPI Composites *	15,204	151,432
Transcat *	3,071	254,156
TriNet Group *	16,734	1,087,375
Trinity Industries	34,936	996,724
Triumph Group *	26,421	239,110
TrueBlue *	14,853	292,010
TuSimple Holdings, Cl A *	57,877	198,518
Tutor Perini *	17,003	126,162
UFP Industries .	25,555	1,820,283
UniFirst	6,336	1,165,887
Universal Logistics Holdings	3,432	109,824
Upwork *	50,296	676,481
V2X *	5,145	210,894
Velo3D *	32,650	128,641
Veritiv *	6,132	712,906
Viad *	8,779	327,281
Vicor *	9,204	439,675
View *	1	1
Virgin Galactic Holdings *	94,537	436,761
VSE .	4,679	216,591
Wabash National	21,091	456,620
Watts Water Technologies, Cl A .	11,689	1,710,802
Werner Enterprises	27,539	1,079,529
Wheels Up Experience *	1	2
Willdan Group *	5,110	70,620
Xos *	1	1
Zurn Elkay Water Solutions .	56,541	1,328,148
		151,786,357
Information Technology — 9.3%
8x8 *	46,188	195,375
908 Devices *	11,175	178,688
A10 Networks	28,192	473,626
ACI Worldwide *	49,474	1,203,702
ACM Research, Cl A *	19,835	126,944

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Adeia .	44,483	$497,320
ADTRAN Holdings .	32,362	726,851
Advanced Energy Industries .	15,914	1,251,636
Aeva Technologies *	1	2
AEye *	1	1
Agilysys *	8,973	575,797
Akoustis Technologies *	1	3
Alarm.com Holdings *	20,349	1,197,335
Alkami Technology *	15,049	238,527
Alpha & Omega Semiconductor *	9,427	308,734
Altair Engineering, Cl A *	22,018	1,079,983
Ambarella *	15,666	857,400
American Software, Cl A	17,436	298,679
Amkor Technology	43,240	898,960
Amplitude, Cl A *	25,695	431,676
Appfolio, Cl A *	8,044	1,008,476
Appian, Cl A *	16,787	819,541
Applied Blockchain *	1	2
Arlo Technologies *	34,752	178,973
Arteris *	3,702	20,509
Asana, Cl A *	31,159	641,875
Atomera *	8,145	73,386
Avaya Holdings *	1	2
AvePoint *	53,334	233,070
Aviat Networks *	4,839	158,042
Avid Technology *	15,484	425,655
AvidXchange Holdings *	60,636	551,788
Axcelis Technologies *	14,044	814,552
AXT *	16,833	76,422
Badger Meter	12,397	1,394,415
Belden	18,711	1,302,847
Benchmark Electronics	15,071	427,866
Benefitfocus *	10,317	72,735
BigCommerce Holdings *	26,674	396,376
Blackbaud *	20,102	1,099,579
Blackline *	23,352	1,307,712
Blend Labs, Cl A *	1	3
Box, Cl A *	59,752	1,735,796
Brightcove *	16,833	112,781

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
BTRS Holdings, Cl 1 *	39,606	$373,881
C3.ai, Cl A *	28,826	377,909
Calix *	24,020	1,768,833
Cambium Networks *	4,514	87,346
Cantaloupe *	23,892	80,038
Casa Systems *	13,542	42,657
Cass Information Systems .	6,008	257,022
Cepton *	1	2
Cerberus Cyber Sentinel *	1	3
Cerence *	16,880	290,336
CEVA *	9,734	269,242
ChannelAdvisor *	12,946	298,276
Cipher Mining *	1	1
Cleanspark *	16,290	56,689
Clear Secure, Cl A *	26,476	715,382
Clearfield *	5,014	609,051
Cohu *	20,449	673,181
CommScope Holding *	95,899	1,269,703
CommVault Systems *	18,783	1,143,697
CompoSecure *	3,243	17,318
Comtech Telecommunications .	10,690	118,124
Conduent *	69,488	286,291
Consensus Cloud Solutions *	6,914	388,152
Core Scientific *	1	—
Corsair Gaming *	21,337	294,451
Couchbase *	11,134	142,515
Credo Technology Group Holding *	40,708	559,328
CS Disco *	9,381	100,564
CSG Systems International .	13,634	881,711
CTS .	13,645	539,250
Cvent Holding, Cl A *	34,758	203,334
CyberOptics *	2,900	156,513
Cyxtera Technologies *	17,618	42,636
Diebold Nixdorf *	1	2
Digi International *	14,962	603,417
Digimarc *	5,918	96,700
Digital Turbine *	42,333	618,062
DigitalOcean Holdings *	32,291	1,159,893
Diodes *	18,796	1,347,109

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Domo, Cl B *	12,523	$221,281
Duck Creek Technologies *	31,954	381,531
DZS *	7,059	112,168
E2open Parent Holdings *	81,823	477,028
Eastman Kodak *	19,992	106,957
Ebix .	11,454	226,675
Edgio *	1	3
eGain *	8,688	69,938
Enfusion, Cl A *	13,916	197,190
EngageSmart *	14,523	285,232
Envestnet *	23,278	1,147,838
ePlus *	11,340	552,485
Everbridge *	16,849	527,879
EverCommerce *	11,639	101,376
Evo Payments, Cl A *	20,350	685,591
Evolv Technologies Holdings *	1	3
ExlService Holdings *	13,755	2,501,347
Extreme Networks *	62,219	1,116,209
FARO Technologies *	7,967	232,716
Fastly, Cl A *	46,200	392,238
Flywire *	24,027	527,393
Focus Universal *	7,274	74,049
ForgeRock, Cl A *	14,973	337,791
FormFactor *	33,006	667,051
Greenidge Generation Holdings *	1	1
Grid Dynamics Holdings *	20,111	273,711
Hackett Group .	11,006	240,371
Harmonic *	41,650	643,493
I3 Verticals, Cl A *	9,502	206,764
IBEX Holdings *	2,842	54,652
Ichor Holdings *	12,094	307,671
Identiv *	8,858	106,739
Impinj *	8,826	1,011,724
Infinera *	75,987	426,287
Information Services Group	14,756	80,125
Inseego *	1	2
Insight Enterprises *	14,260	1,347,713
Instructure Holdings *	7,265	171,599
Intapp *	6,294	141,363

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
InterDigital	13,103	$653,447
International Money Express *	13,983	377,960
IonQ *	49,121	289,323
IronNet *	1	1
Itron *	19,185	937,955
Kimball Electronics *	10,579	218,668
KnowBe4, Cl A *	32,445	797,498
Knowles *	37,612	517,165
Latch *	1	1
Lightwave Logic *	46,256	391,788
LivePerson *	28,760	303,993
LiveRamp Holdings *	28,167	517,146
LiveVox Holdings *	1	3
MACOM Technology Solutions Holdings *	21,405	1,238,707
Marathon Digital Holdings *	50,182	657,886
Marqeta, Cl A *	183,127	1,443,041
Matterport *	90,675	316,456
Maximus .	25,901	1,597,315
MaxLinear, Cl A *	31,854	983,652
MeridianLink *	10,014	180,252
Methode Electronics	15,615	643,806
MicroStrategy, Cl A *	3,985	1,066,027
MicroVision *	67,875	248,423
Mirion Technologies *	56,698	458,120
Mitek Systems *	17,749	200,741
Model N *	15,547	590,786
Momentive Global *	54,673	424,262
MoneyGram International *	42,296	447,915
N-able *	28,175	305,135
Napco Security Technologies *	12,717	361,417
NETGEAR *	12,489	245,409
NetScout Systems *	29,782	1,069,769
NextNav *	1	3
nLight *	17,919	192,988
Novanta *	15,381	2,174,873
Olo, Cl A *	37,285	328,481
ON24 *	17,331	141,074
Ondas Holdings *	14,198	56,792
OneSpan *	19,473	214,008

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Onto Innovation *	22,633	$1,512,790
OSI Systems *	7,017	576,657
Ouster *	1	1
PagerDuty *	37,549	936,472
PAR Technology *	11,047	317,933
Paya Holdings *	35,465	285,139
Payoneer Global *	89,642	694,726
Paysafe *	1	1
PC Connection	4,792	254,647
PDF Solutions *	13,056	307,860
Perficient *	14,328	959,546
PFSweb *	6,766	64,751
Photronics *	25,435	412,556
Plexus *	11,862	1,167,221
Power Integrations .	24,647	1,644,201
PowerSchool Holdings, Cl A *	25,754	515,080
Priority Technology Holdings *	5,567	28,559
Progress Software .	18,658	952,118
PROS Holdings *	17,272	430,936
Q2 Holdings *	23,691	735,369
Qualys *	16,646	2,373,054
Rackspace Technology *	22,976	118,326
Rambus *	47,807	1,441,859
Rapid7 *	24,578	1,112,646
Remitly Global *	43,081	500,601
Repay Holdings, Cl A *	35,838	218,253
Ribbon Communications *	1	3
Rigetti Computing *	1	2
Rimini Street *	18,972	106,433
Riot Blockchain *	59,089	407,123
Rockley Photonics Holdings *	1	1
Rogers *	8,120	1,910,880
Sabre *	134,946	784,036
Sanmina *	26,208	1,468,958
ScanSource *	10,823	335,297
SecureWorks, Cl A *	3,801	31,092
Semtech *	27,230	753,999
ShotSpotter *	3,947	149,986
Silicon Laboratories *	15,745	1,809,415

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
SiTime *	6,813	$611,876
SkyWater Technology *	8,716	70,687
SMART Global Holdings *	20,931	283,196
SmartRent, Cl A *	1	3
SolarWinds *	19,934	185,984
Sprout Social, Cl A *	19,368	1,168,471
SPS Commerce *	15,677	1,983,454
Squarespace, Cl A *	13,044	289,707
Sumo Logic *	49,874	384,529
Super Micro Computer *	19,224	1,337,798
Synaptics *	17,187	1,522,768
Telos *	31,762	336,677
Tenable Holdings *	47,669	1,937,268
Terawulf *	1	1
Transphorm *	8,855	61,100
TTEC Holdings .	7,923	352,336
TTM Technologies *	42,387	648,945
Tucows, Cl A *	4,255	191,262
Turtle Beach *	6,960	54,288
Ultra Clean Holdings *	19,048	592,583
Unisys *	27,150	230,775
Upland Software *	11,946	96,046
UserTesting *	31,788	235,231
Varonis Systems, Cl B *	46,106	1,234,258
Veeco Instruments *	21,434	390,742
Velodyne Lidar *	1	1
Verint Systems *	27,182	963,058
Veritone *	12,286	91,039
Verra Mobility, Cl A *	63,779	1,088,708
Viant Technology, Cl A *	5,227	23,835
Viavi Solutions *	96,702	1,460,200
Vishay Intertechnology	56,286	1,176,940
Vishay Precision Group *	5,452	184,005
Weave Communications *	18,813	103,472
WM Technology *	1	2
Workiva, Cl A *	21,809	1,696,958
Xerox Holdings .	51,039	746,701
Xperi *	17,793	248,568
Yext *	47,751	254,035

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Zeta Global Holdings, Cl A *	46,142	$384,824
Zuora, Cl A *	55,764	428,825
		124,178,414
Materials — 3.1%
5E Advanced Materials *	13,320	178,222
AdvanSix .	11,582	421,353
Alpha Metallurgical Resources .	7,727	1,304,704
American Vanguard	12,698	295,482
Amyris *	1	3
Arconic *	45,175	937,833
Aspen Aerogels *	12,014	152,337
ATI *	53,429	1,590,047
Avient .	38,385	1,323,899
Balchem .	13,587	1,899,463
Cabot .	23,685	1,740,374
Carpenter Technology .	20,324	760,118
Century Aluminum *	21,177	152,686
Chase .	3,301	310,987
Clearwater Paper *	7,291	324,304
Coeur Mining *	1	4
Commercial Metals	52,333	2,381,151
Compass Minerals International	14,620	578,075
Constellium, Cl A *	52,714	580,908
Cryptyde *	1	1
Dakota Gold *	40,385	139,328
Danimer Scientific *	1	3
Diversey Holdings *	32,386	174,884
Ecovyst *	35,883	357,036
FutureFuel	10,690	73,120
Glatfelter .	1	3
Greif, Cl A	10,921	723,079
Greif, Cl B	2,562	181,415
Hawkins .	8,416	378,972
Haynes International .	5,345	261,424
HB Fuller .	23,073	1,608,419
Hecla Mining	219,389	1,002,608
Hycroft Mining Holding *	1	1
Ingevity *	16,683	1,122,265
Innospec	10,490	1,048,895

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Intrepid Potash *	4,844	$219,191
Ivanhoe Electric *	6,126	64,078
Kaiser Aluminum	6,753	545,575
Koppers Holdings	8,967	223,816
Kronos Worldwide	9,880	93,860
Livent *	70,048	2,211,415
LSB Industries *	13,152	231,870
Materion	8,618	738,649
Mativ Holdings	23,562	559,362
Minerals Technologies	14,092	775,201
Myers Industries .	15,525	315,002
O-I Glass *	65,709	1,071,714
Olympic Steel	4,186	113,901
Origin Materials *	44,035	250,119
Pactiv Evergreen	17,919	195,496
Perimeter Solutions *	50,496	403,463
Piedmont Lithium *	7,418	461,548
PureCycle Technologies *	43,998	363,863
Quaker Chemical .	5,708	928,349
Ramaco Resources .	9,303	105,031
Ranpak Holdings, Cl A *	16,427	62,423
Rayonier Advanced Materials *	33,362	151,797
Resolute Forest Products *	19,096	397,388
Ryerson Holding .	9,456	317,249
Schnitzer Steel Industries, Cl A .	11,153	301,019
Sensient Technologies .	17,919	1,280,492
Stepan .	9,106	951,031
Summit Materials, Cl A *	50,210	1,323,033
SunCoke Energy .	34,209	248,357
Sylvamo .	15,129	728,764
TimkenSteel *	19,789	345,120
Tredegar	10,860	118,265
TriMas .	18,403	420,509
Trinseo	16,171	304,338
Tronox Holdings, Cl A	48,978	587,736
United States Lime & Minerals	1,086	136,999
Valhi .	1,238	33,822
Warrior Met Coal .	21,950	815,223

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Worthington Industries .	13,943	$663,129
		41,061,600
Real Estate — 4.8%
Acadia Realty Trust ‡	38,945	544,062
Agree Realty ‡	33,626	2,310,106
Alexander & Baldwin ‡	30,799	599,964
Alexander's ‡	1,086	255,091
American Assets Trust ‡	21,171	581,779
American Realty Investors *	597	10,585
Anywhere Real Estate *	47,614	353,772
Apartment Investment and Management, Cl A ‡	62,105	493,114
Apple Hospitality REIT ‡	90,827	1,554,958
Armada Hoffler Properties ‡	27,523	321,744
Ashford Hospitality Trust ‡ *	23,790	193,175
Bluerock Homes Trust ‡ *	1,492	37,748
Braemar Hotels & Resorts ‡	25,066	123,575
Brandywine Realty Trust ‡	69,877	458,393
Broadstone Net Lease, Cl A ‡	70,666	1,211,215
BRT Apartments ‡	5,263	116,628
CareTrust ‡	41,140	768,495
CBL & Associates Properties ‡	11,017	316,518
Centerspace ‡	6,501	450,519
Chatham Lodging Trust ‡ *	19,548	253,538
City Office REIT ‡	17,733	188,324
Clipper Realty ‡	4,887	34,649
Community Healthcare Trust ‡	10,279	355,653
Compass, Cl A *	1	3
Corporate Office Properties Trust ‡	47,823	1,274,483
CTO Realty Growth ‡	7,736	155,494
Cushman & Wakefield *	66,227	764,922
DiamondRock Hospitality ‡	88,446	826,086
DigitalBridge Group	68,715	879,552
Diversified Healthcare Trust ‡	1	1
Doma Holdings *	1	1
Douglas Elliman .	30,205	139,547
Easterly Government Properties, Cl A ‡	38,190	664,124
Elme Communities ‡	37,148	709,155
Empire State Realty Trust, Cl A ‡	58,337	429,944
Equity Commonwealth ‡	45,930	1,201,529

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Essential Properties Realty Trust ‡	60,242	$1,296,408
eXp World Holdings	30,921	408,466
Farmland Partners ‡	23,223	325,354
Forestar Group *	7,939	91,934
Four Corners Property Trust ‡	35,985	921,936
Franklin Street Properties ‡	1	3
FRP Holdings *	2,952	178,980
Getty Realty ‡	17,672	556,491
Gladstone Commercial ‡	16,181	284,624
Gladstone Land ‡	13,603	276,821
Global Medical ‡	24,978	228,299
Global Net Lease ‡	43,514	533,046
Hersha Hospitality Trust, Cl A ‡	13,405	122,656
Independence Realty Trust ‡	96,351	1,614,843
Indus Realty Trust ‡	2,498	129,371
Industrial Logistics Properties Trust ‡	28,107	131,541
Innovative Industrial Properties, Cl A ‡	12,176	1,316,226
InvenTrust Properties ‡	28,792	725,558
iStar ‡	28,662	300,378
Kennedy-Wilson Holdings	50,313	835,699
Kite Realty Group Trust ‡	94,557	1,857,099
LTC Properties ‡	17,920	692,966
LXP Industrial Trust ‡	118,423	1,146,335
Macerich ‡	90,490	1,007,154
Marcus & Millichap .	11,849	436,517
National Health Investors ‡	18,564	1,052,579
Necessity Retail REIT ‡	52,589	359,709
NETSTREIT ‡	26,555	499,765
Newmark Group, Cl A	66,614	545,569
NexPoint Residential Trust ‡	9,520	434,112
Offerpad Solutions *	1	1
Office Properties Income Trust ‡	20,542	314,293
One Liberty Properties ‡	7,069	159,335
Orion Office REIT ‡	23,633	221,441
Outfront Media ‡	61,713	1,113,920
Paramount Group ‡	76,766	496,676
Pebblebrook Hotel Trust ‡	55,112	883,996
Phillips Edison ‡	50,697	1,528,008
Physicians Realty Trust ‡	101,740	1,532,204

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Piedmont Office Realty Trust, Cl A ‡	50,702	$529,836
Plymouth Industrial REIT ‡	15,729	290,043
Postal Realty Trust, Cl A ‡	7,059	110,685
PotlatchDeltic ‡	33,652	1,497,177
RE/MAX Holdings, Cl A	8,170	158,988
Redfin *	42,897	206,335
Retail Opportunity Investments ‡	50,759	734,990
RLJ Lodging Trust ‡	69,770	849,101
RMR Group, Cl A .	6,799	186,089
RPT Realty ‡	34,582	321,613
Ryman Hospitality Properties ‡	23,319	2,073,525
Sabra Health Care ‡	101,067	1,380,575
Safehold ‡	9,000	263,250
Saul Centers ‡	5,174	211,875
Seritage Growth Properties ‡ *	20,964	224,944
Service Properties Trust ‡	67,705	549,088
SITE Centers ‡	86,001	1,064,692
St. Joe .	14,349	509,820
STAG Industrial ‡	77,928	2,461,745
Stratus Properties .	2,367	69,968
Summit Hotel Properties ‡	42,897	370,630
Sunstone Hotel Investors ‡	91,604	1,021,385
Tanger Factory Outlet Centers ‡	43,379	781,256
Tejon Ranch *	9,310	157,711
Terreno Realty ‡	32,251	1,842,822
Transcontinental Realty Investors *	700	28,763
UMH Properties ‡	20,689	362,885
Uniti Group ‡	100,452	779,507
Universal Health Realty Income Trust ‡	5,622	273,623
Urban Edge Properties ‡	48,989	691,725
Urstadt Biddle Properties, Cl A ‡	12,950	242,683
Veris Residential ‡ *	37,541	594,274
Whitestone, Cl B ‡	19,005	178,837
Xenia Hotels & Resorts ‡	48,455	827,611
		64,986,810
Utilities — 2.4%
ALLETE .	24,205	1,362,015
Altus Power, Cl A *	17,423	173,533
American States Water .	15,662	1,416,785

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Artesian Resources, Cl A .	3,576	$186,953
Avista	30,615	1,256,133
Black Hills .	28,909	1,889,781
California Water Service Group .	24,613	1,527,483
Chesapeake Utilities	7,318	910,213
Clearway Energy, Cl A .	14,893	481,491
Clearway Energy, Cl C .	34,810	1,209,299
Global Water Resources	5,430	69,287
MGE Energy .	15,354	1,045,454
Middlesex Water .	7,359	658,410
Montauk Renewables *	26,583	397,948
New Jersey Resources .	40,706	1,817,116
Northwest Natural Holding	15,526	746,645
NorthWestern	24,505	1,294,599
ONE Gas	22,954	1,778,476
Ormat Technologies .	19,685	1,780,508
Otter Tail .	17,444	1,176,075
PNM Resources .	36,120	1,678,496
Portland General Electric	37,907	1,703,541
Pure Cycle *	8,145	70,291
SJW Group	11,636	822,432
South Jersey Industries	55,155	1,912,224
Southwest Gas Holdings	28,984	2,117,861
Spire .	22,221	1,551,248
Sunnova Energy International *	42,044	779,496
Unitil	6,757	356,161
Via Renewables, Cl A	4,887	34,160
York Water .	5,886	256,394
		32,460,508
TOTAL UNITED STATES		992,381,412
TOTAL COMMON STOCK
(Cost $1,018,203,356)		1,018,113,938

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Russell 2000 Covered Call ETF

	Shares	Value
EXCHANGE TRADED FUND(A) — 33.1%#
Vanguard Russell 2000 ETF
(Cost $440,225,995)	$5,995,801	$444,049,022
TOTAL INVESTMENTS — 108.9%
(Cost $1,458,429,351)		$1,462,162,960
WRITTEN OPTIONS— (9.1)%
(Premiums Received $(59,618,614))		$(121,998,240)

Percentages are based on Net Assets of $1,342,241,164.

A list of the exchange traded option contracts held by the Fund at October 31, 2022, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (9.1)%
Call Options
Russell 2000 Index	(7,904)	$(1,347,632,000)	$1,705.00	11/18/22	$(121,998,240)

* Non-income producing security.

‡ Real Estate Investment Trust

# For financial information on the Vanguard Russell 2000 ETF, please go to the Securities Exchange Commission’s website at http://www.sec.gov.

(A) All or a portion of these securities has been segregated as collateral for options contracts. The aggregate market value of collateral at October 31, 2022 was $1,462,162,960.

The accompanying notes are an integral part of the financial statements.

The following is a summary of the level of inputs used as of October 31, 2022, in valuing the Fund's investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,018,113,938	$—	$—	$1,018,113,938
Exchange Traded Fund	444,049,022	—	—	444,049,022
Total Investments in Securities	$1,462,162,960	$—	$—	$1,462,162,960
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(121,998,240)	$–	$–	$(121,998,240)
Total Other Financial Instruments	$(121,998,240)	$–	$–	$(121,998,240)

Amounts designated as “—“ are $0 or have been rounded to $0.
See "Glossary" for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Dow 30® Covered Call ETF

	Shares	Value
COMMON STOCK — 107.6%(A)
UNITED STATES — 107.6%
Communication Services — 3.1%
Verizon Communications	11,475	$428,821
Walt Disney *	11,475	1,222,546
		1,651,367
Consumer Discretionary — 14.3%
Home Depot .	11,475	3,398,092
McDonald's .	11,475	3,128,773
NIKE, Cl B	11,475	1,063,503
		7,590,368
Consumer Staples — 8.1%
Coca-Cola .	11,475	686,779
Procter & Gamble .	11,475	1,545,338
Walgreens Boots Alliance	11,475	418,837
Walmart	11,475	1,633,237
		4,284,191
Energy — 3.9%
Chevron .	11,475	2,075,828

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Dow 30® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — 17.4%
American Express .	11,475	$1,703,464
Goldman Sachs Group	11,475	3,953,252
JPMorgan Chase .	11,475	1,444,473
Travelers .	11,475	2,116,678
		9,217,867
Health Care — 23.9%
Amgen .	11,475	3,102,266
Johnson & Johnson .	11,475	1,996,306
Merck .	11,475	1,161,270
UnitedHealth Group	11,475	6,370,346
		12,630,188
Industrials — 14.9%
3M	11,475	1,443,440
Boeing *	11,475	1,635,302
Caterpillar .	11,475	2,483,879
Honeywell International .	11,475	2,341,130
		7,903,751
Information Technology — 21.0%
Apple .	11,475	1,759,577
Cisco Systems	11,475	521,309
Intel .	11,475	326,234
International Business Machines .	11,475	1,586,878
Microsoft	11,475	2,663,692
Salesforce *	11,475	1,865,720
Visa, Cl A .	11,475	2,377,161
		11,100,571
Materials — 1.0%
Dow	11,475	536,342
TOTAL UNITED STATES		56,990,473
TOTAL COMMON STOCK
(Cost $55,076,188)		56,990,473
TOTAL INVESTMENTS — 107.6%
(Cost $55,076,188)		$56,990,473

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Dow 30® Covered Call ETF

Value
WRITTEN OPTIONS— (7.7)%
(Premiums Received $(1,800,086))	$(4,086,998)

Percentages are based on Net Assets of $52,984,590

A list of the exchange traded option contracts held by the Fund at October 31, 2022, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (7.7)%
Call Options
Dow Jones Industrial Average	(1,741)	$(53,100,500)	$305.00	11/18/22	$(4,086,998)

* Non-income producing security.

(A) All or a portion of these securities has been segregated as collateral for options contracts. The aggregate market value of collateral at October 31, 2022 was $56,990,473.

The following is a summary of the level of inputs used as of October 31, 2022, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$56,990,473	$—	$—	$56,990,473
Total Investments in Securities	$56,990,473	$—	$—	$56,990,473
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(4,086,998)	$–	$–	$(4,086,998)
Total Other Financial Instruments	$(4,086,998)	$–	$–	$(4,086,998)

Amounts designated as “—“ are $0 or have been rounded to $0.

See "Glossary" for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — 102.3%(A)
BRAZIL — 0.5%
Consumer Discretionary — 0.5%
MercadoLibre *	297	$267,781
CHINA — 1.0%
Communication Services — 0.2%
Baidu ADR *	1,066	81,624
NetEase ADR .	950	52,839
		134,463
Consumer Discretionary — 0.4%
JD.com ADR .	3,013	112,355
Pinduoduo ADR *	2,798	153,414
		265,769
Information Technology — 0.4%
NXP Semiconductors .	1,543	225,401
TOTAL CHINA		625,633

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
NETHERLANDS — 0.4%
Information Technology — 0.4%
ASML Holding .	506	$239,045
UNITED KINGDOM — 0.3%
Health Care — 0.3%
AstraZeneca ADR .	3,454	203,130
UNITED STATES — 100.1%
Communication Services — 15.0%
Activision Blizzard .	4,678	340,558
Alphabet, Cl A *	21,625	2,043,779
Alphabet, Cl C *	22,226	2,103,913
Charter Communications, Cl A *	965	354,753
Comcast, Cl A	26,347	836,254
Electronic Arts	1,661	209,219
Match Group *	1,685	72,792
Meta Platforms, Cl A *	12,316	1,147,359
Netflix *	2,661	776,693
Sirius XM Holdings .	23,435	141,547
T-Mobile US *	7,503	1,137,155
		9,164,022
Consumer Discretionary — 15.0%
Airbnb, Cl A *	2,389	255,408
Amazon.com *	36,739	3,763,543
Booking Holdings *	238	444,936
Dollar Tree *	1,338	212,073
eBay	3,339	133,026
Lucid Group *	9,962	142,357
Lululemon Athletica *	720	236,909
Marriott International, Cl A	1,941	310,773
O'Reilly Automotive *	377	315,613
Ross Stores	2,094	200,375
Starbucks	6,867	594,614
Tesla *	11,209	2,550,496
		9,160,123
Consumer Staples — 7.2%
Costco Wholesale	2,651	1,329,477

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Keurig Dr Pepper	8,475	$329,169
Kraft Heinz	7,330	281,985
Mondelez International, Cl A .	8,202	504,259
Monster Beverage *	3,096	290,157
PepsiCo	8,257	1,499,306
Walgreens Boots Alliance	5,148	187,902
		4,422,255
Health Care — 7.3%
Align Technology *	473	91,904
Amgen .	3,201	865,390
Biogen *	865	245,176
Dexcom *	2,305	278,398
Gilead Sciences	7,499	588,371
IDEXX Laboratories *	503	180,919
Illumina *	947	216,693
Intuitive Surgical *	2,137	526,706
Moderna *	2,342	352,073
Regeneron Pharmaceuticals *	639	478,451
Seagen *	1,093	138,986
Vertex Pharmaceuticals *	1,536	479,232
		4,442,299
Industrials — 3.8%
Cintas	598	255,675
Copart *	1,405	161,603
CSX	12,812	372,317
Fastenal	3,433	165,917
Honeywell International .	4,031	822,405
Old Dominion Freight Line	666	182,883
PACCAR	2,080	201,406
Verisk Analytics, Cl A .	958	175,151
		2,337,357
Information Technology — 50.3%
Adobe *	2,798	891,163
Advanced Micro Devices *	9,658	580,059
Analog Devices	3,075	438,556
ANSYS *	517	114,340
Apple .	57,955	8,886,820

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Applied Materials .	5,146	$454,340
Atlassian, Cl A *	849	172,118
Autodesk *	1,268	271,732
Automatic Data Processing	2,485	600,625
Broadcom	2,423	1,139,101
Cadence Design Systems *	1,608	243,435
Cisco Systems	24,774	1,125,483
Cognizant Technology Solutions, Cl A	3,116	193,971
Crowdstrike Holdings, Cl A *	1,262	203,434
Datadog, Cl A *	1,675	134,854
DocuSign, Cl A *	1,191	57,525
Fiserv *	3,825	392,981
Fortinet *	4,720	269,795
Intel .	24,568	698,468
Intuit .	1,686	720,765
KLA	837	264,869
Lam Research	819	331,515
Marvell Technology .	5,005	198,598
Microchip Technology	3,275	202,199
Micron Technology .	6,602	357,168
Microsoft	26,894	6,242,904
NVIDIA .	12,637	1,705,616
Okta, Cl A *	858	48,151
Palo Alto Networks *	1,790	307,146
Paychex	2,113	249,989
PayPal Holdings *	6,920	578,374
QUALCOMM .	6,719	790,558
Skyworks Solutions	968	83,258
Splunk *	966	80,284
Synopsys *	896	262,125
Texas Instruments .	5,465	877,843
VeriSign *	628	125,889
Workday, Cl A *	1,177	183,400
Zoom Video Communications, Cl A *	1,512	126,161
Zscaler *	830	127,903
		30,733,515
Utilities — 1.5%
American Electric Power	3,071	270,002
Constellation Energy .	1,953	184,637

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Exelon	5,833	$225,095
Xcel Energy	3,223	209,850
		889,584
TOTAL UNITED STATES		61,149,155
TOTAL COMMON STOCK
(Cost $77,853,060)		62,484,744
TOTAL INVESTMENTS — 102.3%
(Cost $77,853,060)		$62,484,744
WRITTEN OPTIONS— (2.4)%
(Premiums Received $(1,328,561))		$(1,488,595)

Percentages are based on Net Assets of $61,104,688.

A list of the exchange traded option contracts held by the Fund at October 31, 2022, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (2.4)%
Call Options
Nasdaq-100	(25)	$(27,625,000)	$11,050.00	11/18/22	$(1,367,375)
Nasdaq-100® Reduced-Value Index	(11)	(2,431,000)	2,210.00	11/18/22	(121,220)

Total Written Options		$(30,056,000)			$(1,488,595)

 * Non-income producing security.

(A) All or a portion of these securities has been segregated as collateral for options contracts. The aggregate market value of collateral at October 31, 2022 was $62,484,744.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Nasdaq 100® Covered Call & Growth ETF

The following is a summary of the level of inputs used as of October 31, 2022, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$62,484,744	$—	$—	$62,484,744
Total Investments in Securities	$62,484,744	$—	$—	$62,484,744

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(1,488,595)	$–	$–	$(1,488,595)
Total Other Financial Instruments	$(1,488,595)	$–	$–	$(1,488,595)

Amounts designated as “—“ are $0 or have been rounded to $0.

See "Glossary" for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — 102.8%(A)
CHINA — 0.1%
Information Technology — 0.1%
NXP Semiconductors .	332	$48,498
SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity	404	49,381
UNITED KINGDOM — 0.5%
Materials — 0.5%
Linde	654	194,467
UNITED STATES — 102.1%
Communication Services — 7.6%
Activision Blizzard .	962	70,034
Alphabet, Cl A *	7,870	743,794
Alphabet, Cl C *	7,037	666,122
AT&T	9,353	170,505
Charter Communications, Cl A *	145	53,305
Comcast, Cl A	5,780	183,457
  .

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
DISH Network, Cl A *	328	$4,891
Electronic Arts	371	46,731
Fox, Cl A	351	10,133
Fox, Cl B	167	4,542
Interpublic Group	495	14,746
Live Nation Entertainment *	164	13,056
Lumen Technologies .	1,307	9,620
Match Group *	348	15,034
Meta Platforms, Cl A *	2,993	278,828
Netflix *	584	170,458
News, Cl A .	495	8,351
News, Cl B .	165	2,826
Omnicom Group .	283	20,588
Paramount Global, Cl B	805	14,748
Take-Two Interactive Software *	219	25,947
T-Mobile US *	802	121,551
Verizon Communications	5,501	205,572
Walt Disney *	2,380	253,565
Warner Bros Discovery *	2,855	37,115
		3,145,519
Consumer Discretionary — 11.2%
Advance Auto Parts	68	12,915
Amazon.com *	11,633	1,191,684
Aptiv *	331	30,144
AutoZone *	26	65,855
Bath & Body Works .	328	10,949
Best Buy	279	19,086
Booking Holdings *	51	95,343
BorgWarner .	325	12,197
Caesars Entertainment *	320	13,994
CarMax *	229	14,429
Carnival *	1,106	10,020
Chipotle Mexican Grill, Cl A *	35	52,442
Darden Restaurants .	165	23,618
Dollar General .	288	73,454
Dollar Tree *	304	48,184
Domino's Pizza .	42	13,954
DR Horton	437	33,597
eBay	748	29,800

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Etsy *	162	$15,213
Expedia Group *	200	18,694
Ford Motor .	5,184	69,310
Garmin	203	17,872
General Motors	1,914	75,124
Genuine Parts .	186	33,082
Hasbro .	166	10,831
Hilton Worldwide Holdings .	364	49,235
Home Depot .	1,349	399,479
Las Vegas Sands *	489	18,587
Lennar, Cl A .	327	26,389
LKQ	332	18,472
Lowe's	835	162,783
Marriott International, Cl A	360	57,640
McDonald's .	966	263,390
MGM Resorts International .	498	17,714
Mohawk Industries *	69	6,538
Newell Brands .	494	6,822
NIKE, Cl B	1,659	153,756
Norwegian Cruise Line Holdings *	485	8,192
NVR *	4	16,951
O'Reilly Automotive *	86	71,997
Pool .	46	13,995
PulteGroup .	330	13,197
Ralph Lauren, Cl A .	78	7,230
Ross Stores	472	45,166
Royal Caribbean Cruises *	322	17,188
Starbucks	1,506	130,405
Tapestry .	332	10,518
Target	609	100,028
Tesla *	3,496	795,480
TJX	1,538	110,890
Tractor Supply .	136	29,889
Ulta Beauty *	68	28,517
VF .	382	10,791
Whirlpool	73	10,092
Wynn Resorts *	161	10,288
Yum! Brands	361	42,688
		4,646,098

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 7.1%
Altria Group .	2,364	$109,382
Archer-Daniels-Midland	736	71,377
Brown-Forman, Cl B	231	15,708
Campbell Soup .	232	12,275
Church & Dwight	328	24,315
Clorox	162	23,658
Coca-Cola .	5,088	304,517
Colgate-Palmolive	1,095	80,855
Conagra Brands .	657	24,112
Constellation Brands, Cl A	211	52,134
Costco Wholesale	581	291,372
Estee Lauder, Cl A .	307	61,550
General Mills	752	61,348
Hershey	191	45,605
Hormel Foods	332	15,421
J M Smucker .	129	19,435
Kellogg	330	25,351
Keurig Dr Pepper	1,115	43,307
Kimberly-Clark	422	52,522
Kraft Heinz	1,105	42,509
Kroger	865	40,906
Lamb Weston Holdings .	167	14,399
McCormick .	327	25,715
Molson Coors Beverage, Cl B	254	12,809
Mondelez International, Cl A .	1,799	110,603
Monster Beverage *	489	45,829
PepsiCo	1,804	327,570
Philip Morris International	2,035	186,915
Procter & Gamble .	3,136	422,325
Sysco .	653	56,524
Tyson Foods, Cl A	385	26,315
Walgreens Boots Alliance	985	35,953
Walmart	1,862	265,018
		2,947,634
Energy — 5.6%
APA .	494	22,457
Baker Hughes, Cl A	1,253	34,658
Chevron .	2,364	427,648
ConocoPhillips .	1,671	210,696

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Coterra Energy	1,107	$34,461
Devon Energy	859	66,444
Diamondback Energy	233	36,607
EOG Resources	769	104,984
EQT .	485	20,292
Exxon Mobil	5,470	606,131
Halliburton .	1,160	42,247
Hess	368	51,917
Kinder Morgan	2,623	47,529
Marathon Oil .	936	28,501
Marathon Petroleum	673	76,466
Occidental Petroleum .	1,008	73,181
ONEOK	608	36,067
Phillips 66 .	636	66,328
Pioneer Natural Resources	322	82,564
Schlumberger	1,856	96,568
Targa Resources	292	19,964
Valero Energy .	535	67,169
Williams	1,600	52,368
		2,305,247
Financials — 11.8%
Aflac	794	51,697
Allstate	338	42,672
American Express .	771	114,455
American International Group	1,044	59,508
Ameriprise Financial	149	46,059
Aon, Cl A .	269	75,721
Arch Capital Group *	483	27,773
Arthur J Gallagher	277	51,821
Assurant .	65	8,831
Bank of America	9,175	330,667
Bank of New York Mellon	1,008	42,447
Berkshire Hathaway, Cl B *	2,369	699,068
BlackRock, Cl A .	197	127,244
Brown & Brown .	310	18,225
Capital One Financial	508	53,858
Cboe Global Markets .	125	15,562
Charles Schwab .	2,014	160,455
Chubb .	548	117,760

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Cincinnati Financial .	197	$20,354
Citigroup	2,542	116,576
Citizens Financial Group .	637	26,053
CME Group, Cl A .	472	81,798
Comerica	165	11,633
Discover Financial Services	364	38,023
Everest Re Group	48	15,488
FactSet Research Systems .	44	18,722
Fifth Third Bancorp	948	33,834
First Republic Bank .	229	27,503
Franklin Resources	330	7,739
Globe Life .	128	14,787
Goldman Sachs Group	448	154,340
Hartford Financial Services Group .	447	32,367
Huntington Bancshares	1,901	28,857
Intercontinental Exchange .	732	69,957
Invesco	507	7,767
JPMorgan Chase .	3,849	484,512
KeyCorp	1,289	23,034
Lincoln National .	179	9,643
Loews .	270	15,395
M&T Bank .	226	38,052
MarketAxess Holdings .	42	10,250
Marsh & McLennan .	656	105,937
MetLife .	856	62,668
Moody's .	207	54,828
Morgan Stanley	1,770	145,441
MSCI, Cl A	104	48,761
Nasdaq .	489	30,435
Northern Trust .	294	24,799
PNC Financial Services Group	541	87,550
Principal Financial Group	330	29,083
Progressive	768	98,611
Prudential Financial .	495	52,069
Raymond James Financial .	243	28,708
Regions Financial .	1,304	28,623
S&P Global .	442	141,993
Signature Bank NY .	101	16,012
State Street .	491	36,334

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
SVB Financial Group *	67	$15,474
Synchrony Financial	703	24,999
T Rowe Price Group	282	29,937
Travelers .	321	59,212
Truist Financial	1,742	78,024
US Bancorp .	1,775	75,349
W R Berkley	254	18,893
Wells Fargo .	4,973	228,708
Willis Towers Watson	151	32,950
Zions Bancorp .	170	8,830
		4,894,735
Health Care — 15.7%
Abbott Laboratories .	2,296	227,166
AbbVie	2,309	338,038
ABIOMED *	51	12,856
Agilent Technologies	392	54,233
Align Technology *	108	20,984
AmerisourceBergen, Cl A .	204	32,073
Amgen .	702	189,786
Baxter International	651	35,382
Becton Dickinson	371	87,545
Biogen *	182	51,586
Bio-Rad Laboratories, Cl A *	26	9,144
Bio-Techne	43	12,739
Boston Scientific *	1,879	81,004
Bristol-Myers Squibb .	2,804	217,226
Cardinal Health	326	24,743
Catalent *	230	15,118
Centene *	735	62,571
Charles River Laboratories International *	59	12,523
Cigna .	395	127,609
Cooper .	55	15,036
CVS Health .	1,723	163,168
Danaher	855	215,178
DaVita *	68	4,965
DENTSPLY SIRONA .	319	9,832
Dexcom *	515	62,202
Edwards Lifesciences *	819	59,320
Elevance Health	315	172,233

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Eli Lilly	1,035	$374,763
Gilead Sciences	1,645	129,067
HCA Healthcare	285	61,979
Henry Schein *	167	11,433
Hologic *	330	22,374
Humana	164	91,525
IDEXX Laboratories *	106	38,126
Illumina *	206	47,137
Incyte *	254	18,882
Intuitive Surgical *	469	115,594
IQVIA Holdings *	247	51,789
Johnson & Johnson .	3,451	600,370
Laboratory Corp of America Holdings	131	29,064
McKesson	185	72,033
Medtronic	1,744	152,321
Merck .	3,311	335,073
Mettler-Toledo International *	29	36,683
Moderna *	434	65,243
Molina Healthcare *	76	27,273
Organon .	327	8,561
PerkinElmer	163	21,774
Pfizer	7,334	341,398
Quest Diagnostics .	165	23,702
Regeneron Pharmaceuticals *	141	105,574
ResMed	192	42,948
STERIS	132	22,781
Stryker .	442	101,324
Teleflex	51	10,943
Thermo Fisher Scientific	511	262,639
UnitedHealth Group	1,228	681,724
Universal Health Services, Cl B .	85	9,849
Vertex Pharmaceuticals *	337	105,144
Viatris *	1,623	16,441
Waters *	79	23,634
West Pharmaceutical Services	94	21,629
Zimmer Biomet Holdings .	287	32,531
Zoetis, Cl A .	614	92,579
		6,520,164

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 8.5%
3M	712	$89,562
A O Smith .	165	9,039
Alaska Air Group *	165	7,336
Allegion .	124	12,991
American Airlines Group *	814	11,542
AMETEK	311	40,324
Boeing *	733	104,460
Carrier Global	1,136	45,167
Caterpillar .	693	150,007
CH Robinson Worldwide	165	16,124
Cintas	110	47,030
Copart *	264	30,365
CoStar Group *	549	45,413
CSX	2,730	79,334
Cummins	187	45,723
Deere .	365	144,474
Delta Air Lines *	815	27,653
Dover	188	24,570
Eaton	525	78,787
Emerson Electric	777	67,288
Equifax .	163	27,635
Expeditors International of Washington .	238	23,288
Fastenal	775	37,456
FedEx .	299	47,924
Fortive .	483	30,864
Fortune Brands Home & Security .	165	9,953
Generac Holdings *	80	9,273
General Dynamics	290	72,442
General Electric .	1,439	111,969
Honeywell International .	884	180,354
Howmet Aerospace .	495	17,597
Huntington Ingalls Industries	45	11,568
IDEX .	111	24,676
Illinois Tool Works	370	79,006
Ingersoll Rand .	493	24,896
Jacobs Solutions .	165	19,011
JB Hunt Transport Services	116	19,844
Johnson Controls International	857	49,569
L3Harris Technologies .	244	60,139

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Leidos Holdings	165	$16,762
Lockheed Martin	310	150,871
Masco .	330	15,269
Nordson .	65	14,625
Norfolk Southern .	299	68,193
Northrop Grumman	190	104,312
Old Dominion Freight Line	129	35,423
Otis Worldwide	523	36,945
PACCAR	468	45,316
Parker-Hannifin	163	47,371
Pentair	169	7,259
Quanta Services .	188	26,704
Raytheon Technologies	1,938	183,761
Republic Services, Cl A	277	36,736
Robert Half International	163	12,463
Rockwell Automation	156	39,827
Rollins .	327	13,760
Snap-On .	65	14,433
Southwest Airlines *	820	29,807
Stanley Black & Decker .	191	14,992
Textron	254	17,384
Trane Technologies .	314	50,124
TransDigm Group .	68	39,152
Union Pacific	820	161,655
United Airlines Holdings *	444	19,128
United Parcel Service, Cl B .	961	161,227
United Rentals *	90	28,414
Verisk Analytics, Cl A .	206	37,663
Waste Management .	495	78,393
Westinghouse Air Brake Technologies	239	22,294
WW Grainger .	59	34,477
Xylem .	236	24,173
		3,523,566
Information Technology — 26.8%
Accenture, Cl A	830	235,637
Adobe *	614	195,559
Advanced Micro Devices *	2,119	127,267
Akamai Technologies *	210	18,549
Amphenol, Cl A .	799	60,588

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Analog Devices	682	$97,267
ANSYS *	123	27,203
Apple .	19,828	3,040,426
Applied Materials .	1,114	98,355
Arista Networks *	323	39,038
Autodesk *	273	58,504
Automatic Data Processing	545	131,726
Broadcom	530	249,164
Broadridge Financial Solutions .	163	24,460
Cadence Design Systems *	361	54,652
CDW	165	28,514
Ceridian HCM Holding *	168	11,120
Cisco Systems	5,435	246,912
Cognizant Technology Solutions, Cl A	653	40,649
Corning .	982	31,591
DXC Technology *	330	9,487
Enphase Energy *	178	54,646
EPAM Systems *	75	26,250
F5 *	74	10,575
Fidelity National Information Services .	766	63,570
Fiserv *	854	87,740
FleetCor Technologies *	113	21,032
Fortinet *	886	50,644
Gartner *	101	30,494
Global Payments	360	41,134
Hewlett Packard Enterprise	1,781	25,415
HP	1,275	35,215
Intel .	5,389	153,209
International Business Machines .	1,185	163,874
Intuit .	370	158,175
Jack Henry & Associates .	108	21,498
Juniper Networks .	489	14,963
Keysight Technologies *	237	41,274
KLA	185	58,543
Lam Research	178	72,051
Mastercard, Cl A .	1,120	367,562
Microchip Technology	744	45,935
Micron Technology .	1,476	79,852
Microsoft	9,789	2,272,321

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Monolithic Power Systems .	54	$18,330
Motorola Solutions	215	53,688
NetApp .	301	20,850
NortonLifeLock	819	18,452
NVIDIA .	3,289	443,916
ON Semiconductor *	575	35,322
Oracle .	1,987	155,125
Paychex	427	50,518
Paycom Software *	64	22,144
PayPal Holdings *	1,518	126,874
PTC *	159	18,735
Qorvo *	163	14,031
QUALCOMM .	1,474	173,431
Roper Technologies	143	59,279
Salesforce *	1,306	212,343
Seagate Technology Holdings .	249	12,365
ServiceNow *	265	111,496
Skyworks Solutions	192	16,514
SolarEdge Technologies *	64	14,722
Synopsys *	199	58,217
Teledyne Technologies *	62	24,675
Teradyne .	210	17,084
Texas Instruments .	1,199	192,595
Trimble *	328	19,732
Tyler Technologies *	50	16,167
VeriSign *	131	26,260
Visa, Cl A .	2,148	444,980
Western Digital *	420	14,435
Zebra Technologies, Cl A *	68	19,259
		11,134,179
Materials — 2.1%
Air Products & Chemicals .	296	74,118
Albemarle	145	40,581
Amcor	2,090	24,202
Avery Dennison .	118	20,007
Ball	423	20,892
Celanese, Cl A .	147	14,130
CF Industries Holdings	286	30,390
Corteva .	902	58,937

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Dow	982	$45,899
DuPont de Nemours .	656	37,523
Eastman Chemical .	165	12,674
Ecolab	325	51,048
FMC .	165	19,618
Freeport-McMoRan .	1,796	56,915
International Flavors & Fragrances	328	32,016
International Paper .	495	16,637
LyondellBasell Industries, Cl A	330	25,229
Martin Marietta Materials	82	27,550
Mosaic .	491	26,391
Newmont	1,045	44,224
Nucor	330	43,355
Packaging Corp of America .	131	15,748
PPG Industries	325	37,108
Sealed Air	167	7,953
Sherwin-Williams .	300	67,509
Vulcan Materials	165	27,011
Westrock .	331	11,274
		888,939
Real Estate — 2.7%
Alexandria Real Estate Equities ‡	192	27,898
American Tower ‡	611	126,593
AvalonBay Communities ‡	186	32,572
Boston Properties ‡	166	12,068
Camden Property Trust ‡	148	17,101
CBRE Group, Cl A *	444	31,497
Crown Castle	568	75,692
Digital Realty Trust ‡	380	38,095
Equinix .	117	66,274
Equity Residential ‡	461	29,052
Essex Property Trust ‡	95	21,113
Extra Space Storage ‡	165	29,278
Federal Realty Investment Trust ‡	98	9,700
Healthpeak Properties ‡	673	15,970
Host Hotels & Resorts ‡	984	18,578
Invitation Homes ‡	830	26,303
Iron Mountain ‡	333	16,673
Kimco Realty ‡	761	16,270

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Mid-America Apartment Communities ‡	163	$25,664
ProLogis ‡	1,212	134,229
Public Storage ‡	199	61,640
Realty Income ‡	804	50,065
Regency Centers ‡	167	10,105
SBA Communications, Cl A	144	38,866
Simon Property Group ‡	439	47,842
UDR ‡	342	13,598
Ventas ‡	493	19,291
VICI Properties ‡	1,283	41,082
Vornado Realty Trust ‡	167	3,940
Welltower ‡	587	35,830
Weyerhaeuser ‡	988	30,559
		1,123,438
Utilities — 3.0%
AES .	918	24,015
Alliant Energy .	329	17,164
Ameren .	328	26,739
American Electric Power	655	57,588
American Water Works	235	34,155
Atmos Energy	161	17,155
CenterPoint Energy .	815	23,317
CMS Energy	333	18,998
Consolidated Edison	475	41,781
Constellation Energy .	447	42,259
Dominion Energy	1,117	78,156
DTE Energy .	259	29,036
Duke Energy	1,011	94,205
Edison International .	486	29,179
Entergy	280	29,999
Evergy	327	19,990
Eversource Energy .	426	32,495
Exelon	1,308	50,476
FirstEnergy	769	28,999
NextEra Energy .	2,579	199,872
NiSource .	496	12,742
NRG Energy	328	14,563
PG&E *	2,104	31,413
Pinnacle West Capital	163	10,955

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
PPL	997	$26,411
Public Service Enterprise Group .	658	36,894
Sempra Energy .	413	62,338
Southern	1,395	91,345
WEC Energy Group .	420	38,359
Xcel Energy	677	44,079
		1,264,677
TOTAL UNITED STATES		42,394,196
TOTAL COMMON STOCK
(Cost $48,370,800)		42,686,542
TOTAL INVESTMENTS — 102.8%
(Cost $48,370,800)		$42,686,542
WRITTEN OPTIONS— (3.0)%
(Premiums Received $(743,280))		$(1,225,516)

Percentages are based on Net Assets of $41,510,539.

A list of the exchange traded option contracts held by the Fund at October 31, 2022, is as follows:

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
WRITTEN OPTIONS — (3.0)%
Call Options
Mini-SPX Index	(21)	$(772,800)	$368.00	11/18/22	$(47,061)
S&P 500 Index	(53)	(19,504,000)	3,680.00	11/18/22	(1,178,455)
Total Written
Options		$(20,276,800)			$(1,225,516)

* Non-income producing security.

‡ Real Estate Investment Trust

(A) All or a portion of these securities has been segregated as collateral for options contracts. The aggregate market value of collateral at October 31, 2022 was $42,686,542.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Covered Call & Growth ETF

The following is a summary of the level of inputs used as of October 31, 2022, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$42,686,542	$—	$—	$42,686,542
Total Investments in Securities	$42,686,542	$—	$—	$42,686,542
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(1,225,516)	$–	$–	$(1,225,516)
Total Other Financial Instruments	$(1,225,516)	$–	$–	$(1,225,516)

Amounts designated as “—“ are $0 or have been rounded to $0.
See "Glossary" for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Russell 2000 Covered Call & Growth ETF

	Shares	Value
EXCHANGE TRADED FUND — 104.2%(A)
Vanguard Russell 2000 ETF (Cost $2,657,252).$	37,399	$2,769,770
TOTAL INVESTMENTS — 104.2%
(Cost $2,657,252)		$2,769,770
WRITTEN OPTIONS— (4.3)%
(Premiums Received $(56,428))		$(114,419)

Percentages are based on Net Assets of $2,658,191.

A list of the exchange traded option contracts held by the Fund at October 31, 2022, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (4.3)%
Call Options
Cboe Mini-Russell 2000 Index	(4)	$(68,000)	$170.00	11/18/22	$(6,374)
Russell 2000 Index	(7)	(1,193,500)	1,705.00	11/18/22	(108,045)

Total Written Options		$(1,261,500)			$(114,419)

(A) All or a portion of these securities has been segregated as collateral for options contracts. The aggregate market value of collateral at October 31, 2022 was $1,377,516.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Russell 2000 Covered Call & Growth ETF

The following is a summary of the level of inputs used as of October 31, 2022, in valuing the Fund's investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	2,769,770	—	—	2,769,770
Total Investments in Securities	$2,769,770	$—	$—	$2,769,770
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(114,419)	$–	$–	$(114,419)
Total Other Financial Instruments	$(114,419)	$–	$–	$(114,419)

Amounts designated as “—“ are $0 or have been rounded to $0.

See "Glossary" for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X SuperIncome™ Preferred ETF

	Shares	Value
PREFERRED STOCK — 99.4%
UNITED STATES— 99.4%
Communication Services — 4.5%
Paramount Global, 5.750% *	76,247	$2,214,975
Telephone and Data Systems, 6.625%	133,550	2,683,020
Telephone and Data Systems, 6.000%	219,218	3,880,159
		8,778,154
Consumer Discretionary — 2.3%
Qurate Retail, 8.000%	94,327	4,548,448
Energy — 7.5%
Crestwood Equity Partners, 9.250%	528,118	4,874,529
Energy Transfer, 7.625%, ICE LIBOR USD 3
Month + 4.738% (A)	110,973	2,536,843
Energy Transfer, 7.600%, ICE LIBOR USD 3
Month + 5.161% (A) (B)	202,342	4,659,936
Energy Transfer, 7.375%, ICE LIBOR USD 3
Month + 4.530% (A) (B)	109,459	2,451,882
		14,523,190
Financials — 71.9%
AGNC Investment, 9.190%, ICE LIBOR USD
3 Month + 5.111% ‡,(A)	96,620	2,280,232
AGNC Investment, 6.500%, ICE LIBOR USD
3 Month + 4.993% ‡,(A)	123,658	2,423,697

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X SuperIncome™ Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
AGNC Investment, 6.125%, ICE LIBOR USD
3 Month + 4.697% ‡,(A)	174,517	$3,246,016
Allstate, 5.625%	170,263	3,698,112
American International Group, 5.850%	151,121	3,324,662
Annaly Capital Management, 8.667%, ICE
LIBOR USD 3 Month + 4.993% ‡,(A)	198,194	4,774,493
Annaly Capital Management, 6.750%, ICE
LIBOR USD 3 Month + 4.989% ‡,(A)	122,475	2,549,929
Annaly Capital Management, 6.500%, ICE
LIBOR USD 3 Month + 4.172% ‡,(A)	118,551	2,423,182
Athene Holding, 6.350%, ICE LIBOR USD 3
Month + 4.253% (A)	258,293	6,149,956
Athene Holding, 4.875%	175,724	3,024,210
Bank of America, 6.000%	249,339	5,934,268
Bank of America, 5.875%	160,708	3,726,819
Brighthouse Financial, 5.375%	173,148	3,109,738
Capital One Financial, 5.000%	232,308	4,304,667
Capital One Financial, 4.800%	192,295	3,345,933
Capital One Financial, 4.375%	104,455	1,660,835
Charles Schwab, 5.950%	222,457	5,123,185
Citigroup, Ser J, 7.125%, ICE LIBOR USD 3
Month + 4.040% (A)	75,101	1,874,521
Citigroup, 6.875%, ICE LIBOR USD 3 Month
+ 4.130% (A) (C)	118,920	3,001,541
Citigroup Capital XIII, 10.785%, ICE LIBOR
USD 3 Month + 6.370% (A)	175,602	4,820,275
Citizens Financial Group, 5.000%	135,918	2,620,499
Fifth Third Bancorp, 6.625%, ICE LIBOR
USD 3 Month + 3.710% (A) (C)	135,912	3,427,701
Goldman Sachs Group, 6.375%, ICE LIBOR
USD 3 Month + 3.550% (A)	207,795	5,142,926
JPMorgan Chase, 6.000%	392,089	9,566,972
KeyCorp, 6.200%, US Treas Yield Curve Rate
T Note Const Mat 5 Yr + 3.132% (A)	176,459	4,302,070
Morgan Stanley, Ser E, 7.125%, ICE LIBOR
USD 3 Month + 4.320% (A)	125,223	3,136,836
Morgan Stanley, Ser F, 6.875%, ICE LIBOR
USD 3 Month + 3.940% (A)	121,762	3,046,485
Morgan Stanley, 6.500% (C)	143,740	3,564,752

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X SuperIncome™ Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
PacWest Bancorp, 7.750%, US Treas Yield
Curve Rate T Note Const Mat 5 Yr +
4.820% (A)	152,214	$3,777,951
Regions Financial, Ser B, 6.375%, ICE LIBOR
USD 3 Month + 3.536% (A)	152,943	3,777,692
Reinsurance Group of America, 7.663%, ICE
LIBOR USD 3 Month + 4.370% (A)	74,590	1,888,619
Rithm Capital, 7.000%, US Treas Yield Curve
Rate T Note Const Mat 5 Yr + 6.223% ‡,(A)	144,896	2,542,925
Signature Bank NY, 5.000%	221,130	3,896,311
State Street, 5.900%, ICE LIBOR USD 3
Month + 3.108% (A)	226,676	5,524,094
Synchrony Financial, 5.625%	223,351	3,790,266
Wells Fargo, 6.625%, ICE LIBOR USD 3
Month + 3.690% (A)	102,066	2,552,671
Wells Fargo, 5.850%, ICE LIBOR USD 3
Month + 3.090% (A)	203,836	4,637,269
Wells Fargo, 4.700%	141,489	2,539,728
		140,532,038
Health Care — 5.2%
Becton Dickinson, 6.000% *	208,690	10,171,551
Industrials — 2.5%
Clarivate, 5.250%	106,591	4,872,275
Utilities — 5.5%
Duke Energy, 5.750%	298,553	7,054,807
NiSource, 6.500%, US Treas Yield Curve Rate
T Note Const Mat 5 Yr + 3.632% (A)	149,496	3,694,046
		10,748,853
TOTAL UNITED STATES		194,174,509
TOTAL PREFERRED STOCK
(Cost $219,245,296)		194,174,509
SHORT-TERM INVESTMENT(D)(E) — 0.6%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional,
2.910%
(Cost $1,086,479)	1,086,479	1,086,479

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X SuperIncome™ Preferred ETF

Face Amount		Value
REPURCHASE AGREEMENT(D) — 0.8%
BNP Paribas
2.930%, dated 10/31/2022, to be repurchased
on 11/01/2022, repurchase price $1,509,682
(collateralized by U.S. Treasury Obligations,
ranging in par value $30,005 - $176,397,
2.500% - 2.750%, 03/31/2027 - 05/31/2029,
with a total market value of $1,537,914)
(Cost $1,509,559)	$1,509,559	$1,509,559
TOTAL INVESTMENTS — 100.8%
(Cost $221,841,334)		$196,770,547

Percentages are based on Net Assets of $195,159,250.

* Non-income producing security.

‡ Real Estate Investment Trust

(A) Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B) This security or a partial position of this security is on loan at October 31, 2022.

(C) Security was purchased with cash collateral held from securities on loan.

(D) The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2022.

The following is a summary of the level of inputs used as of October 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$194,174,509	$—	$—	$194,174,509
Short-Term Investment	1,086,479	—	—	1,086,479
Repurchase Agreement	—	1,509,559	—	1,509,559
Total Investments in Securities	$195,260,988	$1,509,559	$—	$196,770,547

Amounts designated as “—“ are $0 or have been rounded to $0.

See "Glossary" for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Renewable Energy Producers ETF

	Shares	Value
COMMON STOCK — 95.1%
AUSTRIA — 4.9%
Utilities — 4.9%
Verbund	56,658	$4,437,824
BRAZIL — 12.9%
Utilities — 12.9%
AES Brasil Energia .	328,216	619,246
Centrais Eletricas Brasileiras .	740,695	7,032,526
Engie Brasil Energia	449,784	3,447,580
Omega Energia *	308,462	631,944
TOTAL BRAZIL		11,731,296
CANADA — 8.9%
Utilities — 8.9%
Boralex, Cl A	56,629	1,603,738
Innergex Renewable Energy .	112,524	1,237,389
Northland Power	127,595	3,707,977
TransAlta Renewables	147,143	1,578,169
TOTAL CANADA		8,127,273

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Renewable Energy Producers ETF

	Shares	Value
COMMON STOCK — continued
CHINA — 3.8%
Utilities — 3.8%
China Datang Renewable Power, Cl H .	1,347,000	$363,783
China Longyuan Power Group, Cl H	1,841,400	2,104,162
Xinyi Energy Holdings	4,023,000	1,024,988
TOTAL CHINA		3,492,933
DENMARK — 5.0%
Utilities — 5.0%
Orsted .	55,427	4,572,467
FRANCE — 2.3%
Utilities — 2.3%
Neoen .	59,277	2,069,267
GERMANY — 4.8%
Energy — 3.0%
VERBIO Vereinigte BioEnergie	34,952	2,753,214
Utilities — 1.8%
Encavis .	88,777	1,653,946
TOTAL GERMANY		4,407,160
GREECE — 1.3%
Utilities — 1.3%
Terna Energy .	63,870	1,188,027
HONG KONG — 0.4%
Utilities — 0.4%
Concord New Energy Group	4,848,000	370,555
INDIA — 1.2%
Utilities — 1.2%
Azure Power Global * (A)	34,601	200,340
ReNew Energy Global, Cl A *	155,709	904,669
TOTAL INDIA		1,105,009

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Renewable Energy Producers ETF

	Shares	Value
COMMON STOCK — continued
ISRAEL — 2.3%
Utilities — 2.3%
Energix-Renewable Energies .	283,748	$996,484
Enlight Renewable Energy *	521,323	1,061,310
TOTAL ISRAEL		2,057,794
ITALY — 2.9%
Utilities — 2.9%
ERG	82,871	2,599,675
JAPAN — 1.9%
Utilities — 1.9%
RENOVA *	43,538	957,845
West Holdings .	24,957	748,030
TOTAL JAPAN		1,705,875
NEW ZEALAND — 9.3%
Utilities — 9.3%
Contact Energy .	430,369	1,887,671
Mercury NZ	761,814	2,575,789
Meridian Energy .	1,421,016	4,028,628
TOTAL NEW ZEALAND		8,492,088
PORTUGAL — 0.6%
Utilities — 0.6%
Greenvolt-Energias Renovaveis *	75,339	579,307
RUSSIA — 0.0%
Utilities — 0.0%
RusHydro PJSC (B)‡	271,804,543	44
SOUTH AFRICA — 0.7%
Utilities — 0.7%
Scatec .	86,191	610,152
SPAIN — 9.0%
Utilities — 9.0%
Atlantica Sustainable Infrastructure	62,902	1,743,015

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Renewable Energy Producers ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
EDP Renovaveis .	254,906	$5,368,749
Solaria Energia y Medio Ambiente *	68,885	1,089,317
TOTAL SPAIN		8,201,081
THAILAND — 7.7%
Utilities — 7.7%
Absolute Clean Energy NVDR (A)	5,526,636	397,871
BCPG NVDR (A)	1,572,800	394,646
Energy Absolute NVDR .	2,056,345	5,213,802
Gunkul Engineering NVDR	4,840,380	654,965
Super Energy NVDR	15,954,998	293,445
TOTAL THAILAND		6,954,729
UNITED KINGDOM — 1.5%
Utilities — 1.5%
Drax Group .	220,917	1,325,171
UNITED STATES — 13.7%
Energy — 2.7%
Enviva	36,756	2,199,479
Gevo * (A)	126,470	284,558
		2,484,037
Industrials — 2.9%
Sunrun *	115,836	2,607,468
Utilities — 8.1%
NextEra Energy Partners .	46,258	3,426,330
Ormat Technologies .	30,913	2,796,081
Sunnova Energy International *	63,193	1,171,598
		7,394,009
TOTAL UNITED STATES		12,485,514
TOTAL COMMON STOCK
(Cost $116,045,553)		86,513,241

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Renewable Energy Producers ETF

	Shares	Value
MASTER LIMITED PARTNERSHIP — 4.8%
CANADA— 4.8%
Utilities — 4.8%
Brookfield Renewable Partners, Cl A (C)
(Cost $3,930,947)	151,662	$4,395,146
	Number of
	Rights
RIGHT — 0.0%
Brazil — 0.0%
Omega Energia*	41,123	157
TOTAL RIGHT (Cost $–)		157
	Shares
SHORT-TERM INVESTMENT(D)(E) — 0.3%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional,
2.910%
(Cost $272,957)	272,957	272,957
	Face Amount
REPURCHASE AGREEMENT(D) — 0.4%
BNP Paribas
2.930%, dated 10/31/2022, to be repurchased
on 11/01/2022, repurchase price $379,280
(collateralized by U.S. Treasury Obligations,
ranging in par value $7,538 - $44,316,
2.500% - 2.750%, 03/31/2027 - 05/31/2029,
with a total market value of $386,368)
(Cost $379,249)	$379,249	379,249
TOTAL INVESTMENTS — 100.6%
(Cost $120,628,706)		$91,560,750

Percentages are based on Net Assets of $90,969,526.

* Non-income producing security.

(A) This security or a partial position of this security is on loan at October 31, 2022.

(B) Level 3 security in accordance with fair value hierarchy.

(C) Security was purchased with cash collateral held from securities on loan.

(D) The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2022.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Renewable Energy Producers ETF

The following is a summary of the level of inputs used as of October 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)‡	Total
Common Stock	$86,513,197	$—	$44	$86,513,241
Master Limited Partnership	4,395,146	—	—	4,395,146
Right	157	—	—	157
Short-Term Investment	272,957	—	—	272,957
Repurchase Agreement	—	379,249	—	379,249
Total Investments in Securities	$91,181,457	$379,249	$44	$91,560,750

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

‡ For the period ended October 31, 2022, there were no significant changes into/out of Level 3. The transfer into Level 3 investments for the Fund were immaterial, although the unrealized appreciation/(depreciation) on these investments was $ (2,923,498). These securities were impacted by the invasion of Ukraine and sanctions on market conditions in Russia. From the start of the conflict in Ukraine until October 31, 2022, Russian-held investments were valued at were valued at discount from their last traded prices.

Amounts designated as “—“ are $0 or have been rounded to $0.

See "Glossary" for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 0.1%
Information Technology — 0.1%
NXP Semiconductors .	4,559	$665,979
SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity	5,637	689,011
UNITED KINGDOM — 0.5%
Materials — 0.5%
Linde	8,586	2,553,047
UNITED STATES — 99.2%
Communication Services — 7.4%
Activision Blizzard .	11,565	841,932
Alphabet, Cl A *	102,115	9,650,889
Alphabet, Cl C *	91,300	8,642,458
AT&T	120,787	2,201,947
Charter Communications, Cl A *	1,775	652,525
Comcast, Cl A	74,194	2,354,918
DISH Network, Cl A *	4,627	68,989

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Electronic Arts	4,817	$606,749
Fox, Cl A	4,330	125,007
Fox, Cl B	2,850	77,520
Interpublic Group	7,276	216,752
Lumen Technologies .	18,023	132,649
Match Group *	4,503	194,530
Meta Platforms, Cl A *	38,670	3,602,497
Netflix *	7,478	2,182,679
News, Cl A .	7,173	121,008
News, Cl B .	2,245	38,457
Omnicom Group .	3,549	258,190
Paramount Global, Cl B	10,186	186,608
Take-Two Interactive Software *	2,911	344,895
T-Mobile US *	10,108	1,531,968
Verizon Communications	70,583	2,637,687
Walt Disney *	30,926	3,294,856
Warner Bros Discovery *	37,742	490,646
		40,456,356
Consumer Discretionary — 11.0%
Advance Auto Parts	910	172,827
Amazon.com *	152,308	15,602,432
Aptiv *	4,922	448,247
AutoZone *	338	856,113
Bath & Body Works .	4,464	149,008
Best Buy	3,395	232,252
Booking Holdings *	720	1,346,026
BorgWarner .	4,015	150,683
CarMax *	2,723	171,576
Carnival *	13,662	123,778
Chipotle Mexican Grill, Cl A *	499	747,667
Darden Restaurants .	2,339	334,804
Dollar General .	4,093	1,043,920
Dollar Tree *	3,890	616,565
Domino's Pizza .	581	193,031
DR Horton	5,624	432,373
eBay	8,362	333,142
Etsy *	2,271	213,270
Expedia Group *	2,457	229,656
Ford Motor .	67,984	908,946

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Garmin	2,566	$225,911
General Motors	25,270	991,847
Genuine Parts .	2,699	480,044
Hasbro .	2,280	148,770
Hilton Worldwide Holdings .	4,787	647,490
Home Depot .	17,545	5,195,601
Las Vegas Sands *	6,206	235,890
Lennar, Cl A .	4,703	379,532
LKQ	4,548	253,051
Lowe's	11,019	2,148,154
Marriott International, Cl A	4,715	754,919
McDonald's .	12,501	3,408,523
Mohawk Industries *	952	90,202
NIKE, Cl B	21,281	1,972,323
Norwegian Cruise Line Holdings *	6,109	103,181
NVR *	50	211,887
O'Reilly Automotive *	1,045	874,843
Pool .	787	239,429
PulteGroup .	5,046	201,790
Ralph Lauren, Cl A .	1,057	97,973
Ross Stores	6,125	586,101
Starbucks	19,664	1,702,706
Tapestry .	5,211	165,084
Target	8,260	1,356,705
Tesla *	45,645	10,386,063
TJX	20,964	1,511,504
Tractor Supply .	2,000	439,540
Ulta Beauty *	843	353,529
VF .	5,081	143,538
Whirlpool	1,177	162,708
Wynn Resorts *	1,961	125,308
Yum! Brands	5,045	596,571
		60,497,033
Consumer Staples — 6.9%
Altria Group .	44,332	2,051,242
Archer-Daniels-Midland	14,054	1,362,957
Brown-Forman, Cl B	3,958	269,144
Campbell Soup .	4,241	224,391
Clorox	2,799	408,766

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Coca-Cola .	97,139	$5,813,769
Colgate-Palmolive	20,386	1,505,302
Conagra Brands .	11,996	440,253
Constellation Brands, Cl A	3,879	958,423
Costco Wholesale	11,052	5,542,578
Estee Lauder, Cl A .	5,611	1,124,949
General Mills	14,446	1,178,505
Hormel Foods	8,064	374,573
J M Smucker .	2,657	400,304
Kellogg	6,388	490,726
Keurig Dr Pepper	20,242	786,199
Kimberly-Clark	8,138	1,012,855
Kraft Heinz	18,900	727,083
Kroger	15,777	746,094
Lamb Weston Holdings .	4,166	359,193
McCormick .	5,747	451,944
Molson Coors Beverage, Cl B	5,378	271,213
Monster Beverage *	9,640	903,461
Procter & Gamble .	59,761	8,048,014
Sysco .	12,308	1,065,380
Tyson Foods, Cl A	6,745	461,021
Walgreens Boots Alliance	16,843	614,770
		37,593,109
Energy — 5.3%
APA .	7,028	319,493
Baker Hughes, Cl A	17,113	473,346
Chevron .	30,512	5,519,621
ConocoPhillips .	21,952	2,767,928
Coterra Energy	14,713	458,016
Devon Energy	10,595	819,523
Diamondback Energy	2,859	449,177
EOG Resources	10,050	1,372,026
Exxon Mobil	71,226	7,892,553
Halliburton .	16,172	588,984
Hess	4,844	683,391
Kinder Morgan	33,244	602,381
Marathon Oil .	10,088	307,180
Marathon Petroleum	8,538	970,088
Occidental Petroleum .	12,075	876,645

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
ONEOK	7,589	$450,179
Phillips 66 .	8,151	850,068
Pioneer Natural Resources	3,889	997,178
Schlumberger	24,553	1,277,493
Valero Energy .	7,188	902,453
Williams	20,724	678,297
		29,256,020
Financials — 11.5%
Aflac	10,455	680,725
Allstate	4,988	629,735
American Express .	10,412	1,545,661
American International Group	12,208	695,856
Ameriprise Financial	1,978	611,439
Aon, Cl A .	3,434	966,637
Arthur J Gallagher	3,504	655,528
Assurant .	1,097	149,038
Bank of America	118,383	4,266,523
Bank of New York Mellon	13,517	569,201
Berkshire Hathaway, Cl B *	30,549	9,014,704
BlackRock, Cl A .	2,497	1,612,837
Brown & Brown .	3,344	196,594
Capital One Financial	6,979	739,914
Cboe Global Markets .	2,127	264,811
Charles Schwab .	25,806	2,055,964
Chubb .	6,899	1,482,526
Cincinnati Financial .	2,722	281,237
Citigroup	33,211	1,523,056
Citizens Financial Group .	7,364	301,188
CME Group, Cl A .	6,117	1,060,076
Comerica	2,189	154,325
Discover Financial Services	5,041	526,583
Everest Re Group	833	268,776
FactSet Research Systems .	545	231,892
Fifth Third Bancorp	10,651	380,134
First Republic Bank .	3,131	376,033
Franklin Resources	5,403	126,700
Globe Life .	1,806	208,629
Goldman Sachs Group	5,810	2,001,603
Hartford Financial Services Group .	5,850	423,599

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Huntington Bancshares	24,856	$377,314
Intercontinental Exchange .	9,614	918,810
Invesco	5,562	85,210
JPMorgan Chase .	49,670	6,252,460
KeyCorp	16,051	286,831
Lincoln National .	2,896	156,008
Loews .	3,336	190,219
M&T Bank .	2,967	499,554
MarketAxess Holdings .	576	140,567
Marsh & McLennan .	8,632	1,393,982
MetLife .	10,800	790,668
Moody's .	2,720	720,446
Morgan Stanley	23,479	1,929,269
MSCI, Cl A	1,380	647,027
Nasdaq .	6,542	407,174
Northern Trust .	3,505	295,647
PNC Financial Services Group	7,260	1,174,886
Principal Financial Group	4,176	368,031
Progressive	10,055	1,291,062
Prudential Financial .	6,595	693,728
Raymond James Financial .	3,496	413,017
Regions Financial .	17,945	393,893
S&P Global .	5,703	1,832,089
Signature Bank NY .	930	147,433
State Street .	5,739	424,686
SVB Financial Group *	1,018	235,117
Synchrony Financial	9,556	339,811
T Rowe Price Group	3,829	406,487
Travelers .	4,260	785,800
Truist Financial	22,901	1,025,736
US Bancorp .	23,179	983,949
W R Berkley	3,423	254,603
Wells Fargo .	64,374	2,960,560
Willis Towers Watson	1,671	364,629
Zions Bancorp .	2,579	133,953
		63,322,180
Health Care — 15.2%
ABIOMED *	2,353	593,144
Align Technology *	3,884	754,661

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
AmerisourceBergen, Cl A .	8,483	$1,333,697
Baxter International	27,542	1,496,908
Boston Scientific *	79,064	3,408,449
Cardinal Health	15,333	1,163,775
Cigna .	16,915	5,464,560
CVS Health .	73,370	6,948,139
DaVita *	3,261	238,086
DENTSPLY SIRONA .	12,646	389,750
Dexcom *	21,467	2,592,784
Edwards Lifesciences *	34,444	2,494,779
Elevance Health	13,313	7,279,149
Gilead Sciences	69,801	5,476,586
Henry Schein *	8,020	549,049
Hologic *	13,580	920,724
Humana	7,001	3,907,118
IDEXX Laboratories *	4,566	1,642,299
Incyte *	9,790	727,789
Intuitive Surgical *	19,949	4,916,830
IQVIA Holdings *	10,389	2,178,262
Laboratory Corp of America Holdings	4,954	1,099,094
McKesson	8,017	3,121,579
Medtronic	73,378	6,408,835
Mettler-Toledo International *	1,226	1,550,804
Molina Healthcare *	3,309	1,187,468
Quest Diagnostics .	6,617	950,532
ResMed	7,967	1,782,138
STERIS	5,425	936,246
Stryker .	18,696	4,285,871
Teleflex	2,456	526,959
Waters *	3,281	981,577
West Pharmaceutical Services	3,997	919,710
Zimmer Biomet Holdings .	11,302	1,281,082
Zoetis, Cl A .	26,189	3,948,777
		83,457,210
Industrials — 8.0%
3M	13,444	1,691,121
A O Smith .	3,002	164,449
Alaska Air Group *	3,288	146,184
Allegion .	2,048	214,569

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
American Airlines Group *	14,581	$206,758
AMETEK	5,359	694,848
Carrier Global	20,209	803,510
Caterpillar .	12,848	2,781,078
CH Robinson Worldwide	3,010	294,137
Cintas	2,125	908,544
Copart *	4,997	574,755
CSX	51,931	1,509,115
Cummins	3,317	811,040
Deere .	6,658	2,635,369
Delta Air Lines *	14,673	497,855
Dover	3,307	432,192
Eaton	9,214	1,382,745
Emerson Electric	13,812	1,196,119
Equifax .	2,822	478,442
Expeditors International of Washington .	3,790	370,851
Fastenal	13,127	634,428
FedEx .	5,695	912,795
Fortive .	8,181	522,766
Fortune Brands Home & Security .	3,141	189,465
Generac Holdings *	1,408	163,201
Howmet Aerospace .	8,712	309,712
IDEX .	1,686	374,815
Illinois Tool Works	6,661	1,422,323
Ingersoll Rand .	9,232	466,216
JB Hunt Transport Services	1,947	333,073
Johnson Controls International	16,373	947,014
Masco .	6,110	282,710
Nordson .	1,111	249,975
Norfolk Southern .	5,714	1,303,192
Old Dominion Freight Line	2,167	595,058
Otis Worldwide	10,173	718,621
PACCAR	7,966	771,348
Parker-Hannifin	3,029	880,288
Pentair	3,687	158,357
Quanta Services .	3,185	452,397
Republic Services, Cl A	4,780	633,924
Robert Half International	2,476	189,315
Rockwell Automation	2,622	669,397

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Rollins .	5,722	$240,782
Snap-On .	1,200	266,460
Southwest Airlines *	13,962	507,519
Stanley Black & Decker .	3,701	290,491
Trane Technologies .	5,510	879,561
TransDigm Group *	1,317	758,276
Union Pacific	14,619	2,881,990
United Airlines Holdings *	7,253	312,459
United Parcel Service, Cl B .	17,391	2,917,688
United Rentals *	1,603	506,083
Verisk Analytics, Cl A .	3,672	671,352
Waste Management .	8,984	1,422,796
Westinghouse Air Brake Technologies	4,320	402,970
WW Grainger .	1,012	591,362
Xylem .	4,175	427,645
		44,051,505
Information Technology — 26.3%
Accenture, Cl A	10,674	3,030,349
Adobe *	8,092	2,577,302
Advanced Micro Devices *	27,773	1,668,046
Akamai Technologies *	2,979	263,135
Amphenol, Cl A .	10,259	777,940
Analog Devices	8,561	1,220,970
ANSYS *	1,482	327,759
Apple .	257,390	39,468,183
Applied Materials .	15,146	1,337,240
Arista Networks *	4,076	492,625
Autodesk *	3,742	801,911
Automatic Data Processing	7,244	1,750,875
Broadcom	6,968	3,275,796
Broadridge Financial Solutions .	1,996	299,520
Cadence Design Systems *	4,724	715,166
CDW	2,328	402,302
Ceridian HCM Holding *	1,949	129,004
Cisco Systems	71,366	3,242,157
Cognizant Technology Solutions, Cl A	9,013	561,059
DXC Technology *	4,796	137,885
Enphase Energy *	2,272	697,504
EPAM Systems *	853	298,550

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
F5 *	1,183	$169,063
Fidelity National Information Services .	10,605	880,109
Fiserv *	10,486	1,077,332
FleetCor Technologies *	1,501	279,366
Fortinet *	11,580	661,913
Gartner *	1,384	417,857
Global Payments	4,980	569,015
Hewlett Packard Enterprise	24,387	348,002
HP	16,117	445,152
Intel .	68,966	1,960,703
International Business Machines .	15,420	2,132,432
Intuit .	4,711	2,013,952
Jack Henry & Associates .	1,216	242,057
Juniper Networks .	6,532	199,879
Keysight Technologies *	3,178	553,449
KLA	2,583	817,390
Lam Research	2,438	986,854
Mastercard, Cl A .	14,554	4,776,332
Microchip Technology	9,362	578,010
Micron Technology .	19,354	1,047,051
Microsoft	127,023	29,485,849
Monolithic Power Systems .	781	265,110
Motorola Solutions	2,821	704,432
NetApp .	3,732	258,516
NortonLifeLock	9,738	219,397
NVIDIA .	42,645	5,755,796
ON Semiconductor *	6,687	410,782
Oracle .	25,350	1,979,075
Paychex	5,498	650,468
Paycom Software *	903	312,438
PayPal Holdings *	19,922	1,665,081
PTC *	1,817	214,097
Qorvo *	1,924	165,618
QUALCOMM .	18,892	2,222,833
Roper Technologies	1,703	705,962
Salesforce *	16,766	2,725,984
Seagate Technology Holdings .	3,500	173,810
ServiceNow *	3,427	1,441,876
Skyworks Solutions	2,743	235,925

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
SolarEdge Technologies *	759	$174,593
Synopsys *	2,577	753,901
Teledyne Technologies *	830	330,323
Teradyne .	2,832	230,383
Texas Instruments .	15,313	2,459,727
Trimble *	4,295	258,387
Tyler Technologies *	744	240,558
VeriSign *	1,580	316,727
Visa, Cl A .	27,691	5,736,468
Western Digital *	5,625	193,331
Zebra Technologies, Cl A *	939	265,944
		144,184,587
Materials — 2.2%
Air Products & Chemicals .	3,749	938,750
Albemarle	2,114	591,645
Amcor	28,055	324,877
Avery Dennison .	1,486	251,951
Ball	5,565	274,856
Celanese, Cl A .	1,884	181,090
CF Industries Holdings	2,974	316,017
Corteva .	12,444	813,091
Dow	12,696	593,411
DuPont de Nemours .	8,941	511,425
Eastman Chemical .	2,549	195,789
Ecolab	4,304	676,029
FMC .	2,488	295,823
Freeport-McMoRan .	25,071	794,500
International Flavors & Fragrances	4,547	443,833
International Paper .	6,579	221,120
LyondellBasell Industries, Cl A	4,608	352,282
Martin Marietta Materials	1,062	356,811
Mosaic .	6,475	348,031
Newmont	13,650	577,668
Nucor	4,938	648,755
Packaging Corp of America .	1,649	198,226
PPG Industries	4,187	478,072
Sealed Air	2,710	129,050
Sherwin-Williams .	4,174	939,275
Vulcan Materials	2,437	398,937

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Westrock .	4,772	$162,534
		12,013,848
Real Estate — 2.5%
Alexandria Real Estate Equities ‡	2,428	352,788
American Tower ‡	8,288	1,717,191
AvalonBay Communities ‡	2,553	447,081
Boston Properties ‡	2,753	200,143
Camden Property Trust ‡	1,566	180,951
CBRE Group, Cl A *	5,920	419,965
Crown Castle	7,779	1,036,630
Digital Realty Trust ‡	4,992	500,448
Equinix .	1,585	897,807
Equity Residential ‡	5,980	376,860
Essex Property Trust ‡	1,251	278,022
Extra Space Storage ‡	2,347	416,452
Federal Realty Investment Trust ‡	1,273	126,002
Host Hotels & Resorts ‡	13,600	256,768
Iron Mountain ‡	4,954	248,047
Kimco Realty ‡	10,567	225,922
Mid-America Apartment Communities ‡	2,069	325,764
ProLogis ‡	16,459	1,822,834
Public Storage ‡	2,744	849,954
Realty Income ‡	10,568	658,069
Regency Centers ‡	2,837	171,667
SBA Communications, Cl A	1,990	537,101
Simon Property Group ‡	5,834	635,789
UDR ‡	5,179	205,917
Vornado Realty Trust ‡	3,062	72,233
Welltower ‡	7,780	474,891
Weyerhaeuser ‡	13,948	431,412
		13,866,708
Utilities — 2.9%
AES .	12,252	320,512
Alliant Energy .	4,453	232,313
Ameren .	4,578	373,199
American Electric Power	8,475	745,122
American Water Works	3,129	454,769
Atmos Energy	2,162	230,361

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
CenterPoint Energy .	9,888	$282,896
CMS Energy	5,199	296,603
Consolidated Edison	5,943	522,746
Constellation Energy .	5,556	525,264
Dominion Energy	13,849	969,015
DTE Energy .	3,445	386,219
Duke Energy	13,334	1,242,462
Edison International .	6,450	387,258
Entergy	3,512	376,276
Evergy	4,325	264,387
Eversource Energy .	5,959	454,552
Exelon	16,639	642,099
FirstEnergy	9,506	358,471
NextEra Energy .	33,772	2,617,330
NiSource .	6,409	164,647
NRG Energy	4,848	215,251
Pinnacle West Capital	2,114	142,082
PPL	13,302	352,370
Public Service Enterprise Group .	8,514	477,380
Sempra Energy .	5,487	828,208
Southern	18,158	1,188,986
WEC Energy Group .	5,394	492,634
Xcel Energy	9,620	626,358
		16,169,770
TOTAL UNITED STATES		544,868,326
TOTAL COMMON STOCK
(Cost $508,572,240)		548,776,363
TOTAL INVESTMENTS — 99.9%
(Cost $508,572,240)		$548,776,363

Percentages are based on Net Assets of $549,287,646.

* Non-income producing security.

‡ Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Catholic Values ETF

As of October 31, 2022, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See "Glossary" for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — 99.4%
AUSTRALIA — 9.4%
Communication Services — 0.1%
REA Group	24	$1,866
Telstra Group	2,185	5,477
TPG Telecom	281	881
		8,224
Consumer Discretionary — 0.6%
Aristocrat Leisure .	360	8,534
Flutter Entertainment *	78	10,322
Wesfarmers	598	17,384
		36,240
Consumer Staples — 0.7%
Coles Group .	1,258	13,137
Woolworths Group	1,117	23,585
		36,722
Energy — 0.5%
Santos .	1,596	7,858
Woodside Energy Group	917	21,098
		28,956

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Financials — 3.2%
ASX	98	$4,242
Australia & New Zealand Banking Group	1,468	23,994
Commonwealth Bank of Australia	838	56,094
Insurance Australia Group .	1,247	3,907
Macquarie Group .	178	19,293
National Australia Bank	1,539	31,905
QBE Insurance Group .	767	6,003
Suncorp Group	654	4,772
Westpac Banking .	1,762	27,165
		177,375
Health Care — 0.7%
Cochlear	142	18,134
Sonic Healthcare	1,038	21,751
		39,885
Industrials — 0.4%
Brambles	861	6,431
Reece .	139	1,380
Transurban Group .	1,720	14,584
		22,395
Materials — 2.8%
BHP Group	2,538	60,633
Fortescue Metals Group	906	8,516
Glencore	6,033	34,695
Newcrest Mining .	446	4,948
Rio Tinto .	193	10,885
Rio Tinto .	544	28,417
South32	2,536	5,838
		153,932
Real Estate — 0.3%
Dexus ‡	560	2,779
Goodman Group ‡	870	9,457
Scentre Group ‡	2,686	4,981
		17,217

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 0.1%
APA Group	588	$3,952
TOTAL AUSTRALIA		524,898
AUSTRIA — 0.3%
Communication Services — 0.0%
Telekom Austria, Cl A .	74	430
Energy — 0.1%
OMV	74	3,411
Financials — 0.1%
BAWAG Group	36	1,741
Erste Group Bank	164	4,046
Raiffeisen Bank International	72	1,001
		6,788
Industrials — 0.1%
ANDRITZ	46	2,140
Information Technology — 0.0%
ams-OSRAM *	145	822
Materials — 0.0%
voestalpine .	59	1,282
Utilities — 0.0%
Verbund	13	1,018
TOTAL AUSTRIA		15,891
BELGIUM — 1.6%
Consumer Staples — 0.8%
Anheuser-Busch InBev	908	45,409
Financials — 0.3%
Groupe Bruxelles Lambert	46	3,392
KBC Group	169	8,468
Sofina	9	1,757
		13,617

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 0.4%
UCB	273	$20,593
Materials — 0.1%
Solvay	44	3,968
Umicore .	105	3,461
		7,429
TOTAL BELGIUM		87,048
BRAZIL — 0.1%
Materials — 0.1%
Yara International	78	3,481
CHILE — 0.0%
Materials — 0.0%
Antofagasta .	154	2,084
CHINA — 0.9%
Consumer Discretionary — 0.5%
Prosus .	632	27,509
Consumer Staples — 0.2%
Budweiser Brewing APAC	1,400	2,946
Wilmar International .	3,012	8,259
		11,205
Financials — 0.1%
BOC Hong Kong Holdings	1,700	5,284
Health Care — 0.0%
China Evergrande New Energy Vehicle Group
*(A)	5,700	1,278
Utilities — 0.1%
ENN Energy Holdings	400	3,977
TOTAL CHINA		49,253

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
DENMARK — 1.5%
Consumer Staples — 0.2%
Carlsberg, Cl B .	93	$10,964
Health Care — 0.5%
Coloplast, Cl B .	258	28,771
Industrials — 0.7%
AP Moller - Maersk, Cl A .	2	4,004
AP Moller - Maersk, Cl B	3	6,276
DSV	109	14,760
Vestas Wind Systems	566	11,151
		36,191
Utilities — 0.1%
Orsted .	98	8,085
TOTAL DENMARK		84,011
FINLAND — 1.2%
Energy — 0.2%
Neste	216	9,466
Financials — 0.5%
Nordea Bank Abp	1,570	14,992
Sampo, Cl A .	243	11,115
		26,107
Industrials — 0.2%
Kone, Cl B .	227	9,299
Information Technology — 0.2%
Nokia .	2,724	12,134
Materials — 0.1%
Stora Enso, Cl R .	325	4,237
Utilities — 0.0%
Fortum .	227	3,196
TOTAL FINLAND		64,439

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
FRANCE — 9.2%
Communication Services — 0.0%
Adevinta, Cl B *	146	$1,000
Consumer Discretionary — 2.3%
Christian Dior	1	619
Hermes International	19	24,609
Kering	38	17,415
LVMH Moet Hennessy Louis Vuitton	138	87,155
		129,798
Consumer Staples — 2.4%
Danone	581	28,907
L'Oreal .	232	72,939
Pernod Ricard	188	33,018
		134,864
Energy — 1.2%
TotalEnergies	1,204	65,568
Financials — 1.0%
AXA .	971	23,992
BNP Paribas .	563	26,428
Credit Agricole .	697	6,328
		56,748
Health Care — 0.5%
EssilorLuxottica	164	25,991
Industrials — 0.7%
Cie de Saint-Gobain .	297	12,153
Vinci .	306	28,181
		40,334
Information Technology — 0.2%
Dassault Systemes	353	11,845
Materials — 0.6%
Air Liquide	260	33,997

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 0.3%
Electricite de France	282	$3,330
Engie	893	11,610
		14,940
TOTAL FRANCE		515,085
GERMANY — 7.4%
Communication Services — 0.6%
Deutsche Telekom	1,707	32,332
Consumer Discretionary — 0.9%
adidas	96	9,392
Bayerische Motoren Werke	174	13,675
Mercedes-Benz Group	408	23,630
Volkswagen .	13	2,223
		48,920
Consumer Staples — 0.3%
Beiersdorf	93	8,932
Henkel & KGaA .	92	5,406
		14,338
Financials — 1.2%
Allianz .	197	35,475
Deutsche Boerse .	90	14,646
Muenchener Rueckversicherungs-Gesellschaft
in Muenchen .	69	18,236
		68,357
Health Care — 1.2%
BioNTech ADR	200	27,528
Fresenius Medical Care & KGaA .	459	12,693
Siemens Healthineers .	612	28,175
		68,396
Industrials — 1.3%
Daimler Truck Holding *	282	7,525
Deutsche Post .	563	19,982
Hapag-Lloyd .	5	904

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Siemens	428	$46,802
		75,213
Information Technology — 1.2%
Infineon Technologies	654	15,927
SAP .	546	52,706
		68,633
Materials — 0.4%
BASF	451	20,252
Real Estate — 0.1%
Vonovia	385	8,524
Utilities — 0.2%
E.ON	1,149	9,625
TOTAL GERMANY		414,590
HONG KONG — 2.3%
Financials — 1.4%
AIA Group .	5,765	43,661
Hang Seng Bank .	380	5,349
Hong Kong Exchanges & Clearing	594	15,815
Prudential	1,329	12,406
		77,231
Industrials — 0.3%
Jardine Matheson Holdings	160	7,363
MTR .	900	3,961
Techtronic Industries .	932	8,828
		20,152
Real Estate — 0.4%
CK Asset Holdings	1,000	5,528
Henderson Land Development	700	1,714
Link ‡	1,000	5,911
Sun Hung Kai Properties	790	8,499
		21,652

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 0.2%
CLP Holdings .	800	$5,371
Hong Kong & China Gas	5,110	3,945
		9,316
TOTAL HONG KONG		128,351
IRELAND — 0.3%
Industrials — 0.1%
Kingspan Group	88	4,444
Materials — 0.2%
CRH	382	13,773
TOTAL IRELAND		18,217
ISRAEL — 0.9%
Communication Services — 0.0%
Bezeq The Israeli Telecommunication .	970	1,725
Consumer Discretionary — 0.0%
Global-e Online, Cl E *	38	961
Consumer Staples — 0.0%
Strauss Group .	47	1,181
Financials — 0.4%
Bank Hapoalim	602	5,833
Bank Leumi Le-Israel	757	7,259
First International Bank of Israel	27	1,171
Israel Discount Bank, Cl A	605	3,459
Mizrahi Tefahot Bank	72	2,735
Plus500 .	54	1,122
		21,579
Industrials — 0.0%
Kornit Digital *	28	748
Shapir Engineering and Industry .	77	637
ZIM Integrated Shipping Services	38	893
		2,278
Information Technology — 0.4%
Check Point Software Technologies *	54	6,979

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
ironSource, Cl A *	97	$313
JFrog *	36	914
Nice *	34	6,471
Nova *	15	1,106
Tower Semiconductor *	42	1,804
Wix.com *	26	2,187
		19,774
Real Estate — 0.1%
Amot Investments .	6	37
Azrieli Group	22	1,638
Big Shopping Centers	1	113
Melisron	11	820
Mivne Real Estate KD	193	603
		3,211
TOTAL ISRAEL		50,709
ITALY — 2.0%
Consumer Discretionary — 0.3%
Ferrari .	71	14,000
Moncler	113	4,879
PRADA	300	1,366
		20,245
Consumer Staples — 0.1%
Davide Campari-Milano .	516	4,638
Energy — 0.3%
Eni	1,221	15,995
Financials — 0.7%
Assicurazioni Generali .	610	9,158
Intesa Sanpaolo	8,543	16,287
Poste Italiane .	235	2,049
UniCredit .	960	11,906
		39,400
Industrials — 0.1%
Atlantia .	285	6,360

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 0.5%
Enel .	3,859	$17,236
Snam	1,091	4,854
Terna - Rete Elettrica Nazionale	726	4,813
		26,903
TOTAL ITALY		113,541
JAPAN — 27.6%
Communication Services — 2.1%
Dentsu Group .	130	4,054
KDDI	790	23,359
Nexon .	248	4,166
Nintendo .	554	22,624
Nippon Telegraph & Telephone	571	15,728
SoftBank .	1,382	13,626
SoftBank Group	611	26,309
Toho	74	2,639
Z Holdings .	1,383	3,579
		116,084
Consumer Discretionary — 4.6%
Aisin .	96	2,464
Bandai Namco Holdings	120	7,946
Bridgestone .	334	12,049
Denso	283	14,071
Fast Retailing	32	17,867
Hikari Tsushin .	4	484
Honda Motor .	954	21,649
Isuzu Motors	365	4,283
Koito Manufacturing	140	1,991
Nissan Motor	1,367	4,363
Nitori Holdings	46	4,189
Oriental Land	126	16,912
Pan Pacific International Holdings	307	5,042
Panasonic Holdings	1,304	9,339
Rakuten Group	496	2,222
Sekisui Chemical .	245	3,066
Sekisui House	369	6,144
Sharp	116	695
Shimano .	48	7,452

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Subaru	342	$5,328
Sumitomo Electric Industries	426	4,454
Suzuki Motor	280	9,457
Toyota Motor	6,696	92,780
Yamaha .	94	3,554
ZOZO .	84	1,789
		259,590
Consumer Staples — 2.7%
Aeon .	813	15,187
Asahi Group Holdings	480	13,447
Japan Tobacco .	1,042	17,274
Kao	435	16,360
Kirin Holdings	769	11,328
Kobe Bussan	125	2,720
Kose	28	2,801
Nissin Foods Holdings .	78	5,054
Seven & i Holdings	747	27,913
Shiseido .	373	12,936
Suntory Beverage & Food .	124	4,155
Unicharm .	418	12,745
Welcia Holdings	86	1,799
Yakult Honsha .	143	7,928
		151,647
Energy — 0.2%
ENEOS Holdings	1,647	5,428
Inpex	513	5,239
		10,667
Financials — 2.4%
Dai-ichi Life Holdings	487	7,724
Daiwa Securities Group	774	3,020
Japan Exchange Group	277	3,641
Japan Post Bank	199	1,326
Japan Post Insurance .	112	1,656
Mitsubishi UFJ Financial Group .	6,098	28,698
Mizuho Financial Group	1,216	13,139
MS&AD Insurance Group Holdings	248	6,576
Nomura Holdings	1,512	4,901

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
ORIX .	563	$8,276
Resona Holdings	1,220	4,594
Sompo Holdings .	185	7,708
Sumitomo Mitsui Financial Group .	662	18,586
Sumitomo Mitsui Trust Holdings .	194	5,582
T&D Holdings	273	2,694
Tokio Marine Holdings	981	17,761
		135,882
Health Care — 5.2%
Eisai	627	37,856
Hoya .	816	76,173
Kyowa Kirin	540	12,734
M3	903	27,010
Otsuka Holdings .	1,214	38,927
Shionogi	602	27,906
Sysmex .	358	19,336
Terumo	1,661	50,556
		290,498
Industrials — 5.4%
ANA Holdings *	84	1,634
Central Japan Railway	121	14,055
Daifuku .	72	3,304
Daikin Industries	170	25,603
East Japan Railway .	215	11,630
FANUC	115	15,188
Hankyu Hanshin Holdings	149	4,426
ITOCHU .	825	21,364
Japan Airlines *	73	1,363
Keio	72	2,529
Komatsu	557	10,673
Kubota	697	9,737
Makita	182	3,330
Marubeni	1,000	8,766
MINEBEA MITSUMI	247	3,663
MISUMI Group .	170	3,637
Mitsubishi Electric .	1,208	10,647
Mitsui .	926	20,515
MonotaRO	148	2,258

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Nidec .	317	$17,569
Nihon M&A Center Holdings .	191	2,163
Nippon Yusen .	288	5,230
Odakyu Electric Railway	197	2,345
Recruit Holdings	952	29,399
Secom .	127	7,255
SG Holdings	322	4,272
SMC .	32	12,943
Sumitomo	730	9,309
Taisei .	129	3,519
Tokyu	368	4,249
Toshiba	244	8,505
TOTO .	94	2,688
Toyota Industries	116	5,978
West Japan Railway .	128	5,082
Yamato Holdings .	215	3,188
Yaskawa Electric	153	4,251
		302,267
Information Technology — 3.1%
Advantest .	102	5,394
Canon .	474	10,058
Disco	14	3,363
Fujitsu	97	11,176
GMO Payment Gateway	24	1,733
Itochu Techno-Solutions	36	836
Keyence	96	36,376
Kyocera	183	9,161
Lasertec	46	6,589
Murata Manufacturing	339	16,649
NEC	144	4,771
Nomura Research Institute	217	4,825
NTT Data .	352	5,108
Obic	30	4,515
Omron	107	5,008
Oracle Japan .	22	1,175
Otsuka	54	1,706
Renesas Electronics *	722	6,055
Rohm .	50	3,522
Shimadzu .	146	3,855

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
TDK	198	$6,201
Tokyo Electron .	79	20,989
Trend Micro	70	3,537
		172,602
Materials — 1.0%
Asahi Kasei	733	4,707
JFE Holdings	310	2,843
Mitsubishi Chemical Holdings	630	2,849
Nippon Paint Holdings .	509	3,253
Nippon Sanso Holdings	117	1,867
Nippon Steel	492	6,761
Nitto Denko	82	4,320
Shin-Etsu Chemical	200	20,910
Sumitomo Metal Mining	146	4,108
Toray Industries .	903	4,401
		56,019
Real Estate — 0.7%
Daiwa House Industry .	344	6,971
Hulic	263	1,911
Mitsubishi Estate .	702	8,846
Mitsui Fudosan .	484	9,279
Nippon Prologis ‡	1	2,095
Nomura Real Estate Master Fund ‡	2	2,281
Sumitomo Realty & Development	250	5,744
		37,127
Utilities — 0.2%
Chubu Electric Power	395	3,218
Kansai Electric Power	443	3,359
Osaka Gas .	217	3,215
Tokyo Gas .	204	3,647
		13,439
TOTAL JAPAN		1,545,822
LUXEMBOURG — 0.1%
Materials — 0.1%
ArcelorMittal	318	7,120

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
MACAO — 0.1%
Consumer Discretionary — 0.1%
Galaxy Entertainment Group .	1,120	$5,115
Sands China *	1,600	2,792
TOTAL MACAO		7,907
NETHERLANDS — 5.9%
Communication Services — 0.1%
Universal Music Group .	355	6,965
Consumer Staples — 0.8%
Heineken	220	18,395
Koninklijke Ahold Delhaize	963	26,888
		45,283
Energy — 1.9%
Shell	3,743	103,600
Financials — 0.4%
EXOR *	51	3,428
ING Groep .	1,812	17,826
		21,254
Health Care — 0.4%
Koninklijke Philips .	1,934	24,501
Information Technology — 2.1%
Adyen *	16	22,971
ASML Holding .	203	95,903
		118,874
Materials — 0.2%
Koninklijke DSM	92	10,848
TOTAL NETHERLANDS		331,325
NEW ZEALAND — 0.6%
Communication Services — 0.0%
Spark New Zealand	983	2,924

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 0.3%
Fisher & Paykel Healthcare .	1,321	$15,026
Ryman Healthcare	847	4,124
		19,150
Industrials — 0.1%
Auckland International Airport *	706	3,158
Information Technology — 0.1%
Xero *	68	3,395
Utilities — 0.1%
Contact Energy .	387	1,697
Mercury NZ	325	1,099
Meridian Energy .	639	1,812
		4,608
TOTAL NEW ZEALAND		33,235
NORWAY — 1.0%
Communication Services — 0.1%
Schibsted, Cl A .	46	708
Schibsted, Cl B .	52	772
Telenor	341	3,099
		4,579
Consumer Staples — 0.2%
Mowi .	409	6,100
Orkla	705	4,757
Salmar	50	1,694
		12,551
Energy — 0.4%
Aker BP .	150	4,781
Equinor .	502	18,365
Var Energi .	105	358
		23,504
Financials — 0.2%
DNB Bank	470	8,318

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Gjensidige Forsikring	98	$1,790
		10,108
Industrials — 0.0%
AutoStore Holdings *	353	666
TOMRA Systems	142	2,295
		2,961
Materials — 0.1%
Norsk Hydro	730	4,633
TOTAL NORWAY		58,336
PORTUGAL — 0.1%
Utilities — 0.1%
Energias de Portugal	1,465	6,407
SINGAPORE — 1.7%
Communication Services — 0.3%
Sea ADR *	176	8,744
Singapore Telecommunications	3,590	6,342
		15,086
Financials — 1.0%
DBS Group Holdings .	935	22,597
Oversea-Chinese Banking	1,994	17,092
United Overseas Bank .	779	15,282
		54,971
Industrials — 0.1%
Singapore Airlines *	863	3,208
Singapore Technologies Engineering	928	2,164
		5,372
Information Technology — 0.2%
STMicroelectronics	325	10,150
Real Estate — 0.1%
CapitaLand Ascendas Real Estate Investment
Trust ‡	1,713	3,172
Capitaland Integrated Commercial Trust ‡	2,234	2,968

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Capitaland Investment	1,229	$2,614
		8,754
TOTAL SINGAPORE		94,333
SOUTH AFRICA — 0.4%
Materials — 0.4%
Anglo American	661	19,852
SOUTH KOREA — 0.1%
Consumer Discretionary — 0.1%
Delivery Hero *	99	3,263
SPAIN — 2.2%
Communication Services — 0.3%
Cellnex Telecom .	286	9,356
Telefonica	2,711	9,338
		18,694
Consumer Discretionary — 0.2%
Industria de Diseno Textil	596	13,513
Financials — 0.7%
Banco Bilbao Vizcaya Argentaria	3,249	16,727
Banco Santander .	8,280	21,457
		38,184
Industrials — 0.1%
Aena SME *	46	5,417
Information Technology — 0.2%
Amadeus IT Group *	231	12,041
Utilities — 0.7%
EDP Renovaveis .	127	2,675
Endesa .	167	2,787
Iberdrola	2,802	28,455
Naturgy Energy Group .	78	2,001
		35,918
TOTAL SPAIN		123,767

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
SWEDEN — 3.7%
Communication Services — 0.1%
Telia	1,324	$3,505
Consumer Discretionary — 0.2%
Evolution	100	9,348
Volvo Car, Cl B *	238	1,010
		10,358
Consumer Staples — 0.5%
Essity, Cl B	553	11,680
Swedish Match .	1,464	15,050
		26,730
Financials — 0.9%
EQT .	135	2,658
Industrivarden, Cl A .	98	2,219
Industrivarden, Cl C	92	2,066
Investor, Cl A	266	4,523
Investor, Cl B	880	14,363
Kinnevik, Cl A *	1	12
Kinnevik, Cl B *	124	1,532
L E Lundbergforetagen, Cl B .	28	1,105
Skandinaviska Enskilda Banken, Cl A .	837	8,824
Skandinaviska Enskilda Banken, Cl C .	4	46
Svenska Handelsbanken, Cl A	793	7,366
Svenska Handelsbanken, Cl B	22	240
Swedbank, Cl A .	482	7,182
		52,136
Industrials — 1.6%
Alfa Laval .	175	4,309
Assa Abloy, Cl B	555	11,200
Atlas Copco, Cl A .	1,449	15,478
Atlas Copco, Cl B .	858	8,303
Epiroc, Cl A	344	5,263
Epiroc, Cl B	229	3,074
Investment Latour, Cl B .	76	1,284
Nibe Industrier, Cl B .	851	6,785
Sandvik .	612	9,559
Skanska, Cl B .	206	3,203

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
SKF, Cl B	199	$2,878
Volvo, Cl A	92	1,570
Volvo, Cl B	894	14,627
		87,533
Information Technology — 0.3%
Hexagon, Cl B .	1,064	10,514
Telefonaktiebolaget LM Ericsson, Cl B .	1,482	8,235
		18,749
Materials — 0.1%
Alleima *	122	415
Svenska Cellulosa, Cl B .	323	3,809
		4,224
Real Estate — 0.0%
Fastighets Balder, Cl B *	277	1,040
Sagax, Cl B .	69	1,271
Sagax, Cl D .	1	3
		2,314
TOTAL SWEDEN		205,549
SWITZERLAND — 4.1%
Consumer Discretionary — 0.5%
Cie Financiere Richemont, Cl A .	282	27,598
Financials — 1.3%
Partners Group Holding	11	9,886
UBS Group	1,774	28,168
Zurich Insurance Group	75	32,023
		70,077
Health Care — 1.2%
Alcon .	1,092	66,497
Industrials — 0.6%
ABB	973	27,068
Accelleron Industries *	48	814

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Kuehne + Nagel International .	31	$6,611
		34,493
Materials — 0.5%
Givaudan	4	11,951
Sika	75	16,922
		28,873
TOTAL SWITZERLAND		227,538
UNITED KINGDOM — 9.4%
Communication Services — 0.5%
BT Group, Cl A	3,199	4,781
Vodafone Group	13,439	15,727
WPP	579	5,106
		25,614
Consumer Discretionary — 0.5%
Compass Group .	953	20,151
Entain .	303	4,406
		24,557
Consumer Staples — 2.6%
Associated British Foods .	330	5,127
Coca-Cola Europacific Partners	193	9,081
Diageo .	2,158	89,396
Imperial Brands .	893	21,838
Ocado Group *	614	3,339
Tesco	7,085	17,546
		146,327
Energy — 1.0%
BP	10,117	55,888
Financials — 2.3%
3i Group	471	6,293
Aviva .	1,506	7,250
Barclays .	7,823	13,309
HSBC Holdings .	9,728	50,099
Legal & General Group .	3,082	8,264
Lloyds Banking Group .	33,695	16,301

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
London Stock Exchange Group	165	$14,373
NatWest Group .	2,506	6,775
Standard Chartered	1,280	7,666
		130,330
Health Care — 0.4%
Smith & Nephew .	1,915	22,710
Industrials — 1.4%
Ashtead Group	256	13,411
CK Hutchison Holdings	1,620	8,048
CNH Industrial .	550	7,124
Experian	548	17,502
RELX .	1,151	31,023
		77,108
Materials — 0.1%
Croda International .	71	5,526
Real Estate — 0.1%
Segro ‡	616	5,567
Utilities — 0.5%
National Grid	1,934	21,118
SSE	483	8,653
		29,771
TOTAL UNITED KINGDOM		523,398
UNITED STATES — 5.3%
Communication Services — 0.1%
Spotify Technology *	67	5,399
Consumer Discretionary — 0.3%
Fiverr International *	22	681
Stellantis .	1,189	16,052
		16,733
Health Care — 3.5%
CSL .	1,060	190,115

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Inmode *	141	$4,839
		194,954
Industrials — 1.0%
Ferguson .	131	14,344
Schneider Electric .	331	41,959
		56,303
Information Technology — 0.3%
Atlassian, Cl A *	72	14,597
CyberArk Software *	22	3,452
Monday.com *	6	642
Sinch *	274	644
		19,335
Materials — 0.1%
James Hardie Industries	237	5,152
TOTAL UNITED STATES		297,876
TOTAL COMMON STOCK
(Cost $6,542,729)		5,557,326
PREFERRED STOCK — 0.5%
GERMANY— 0.5%
Consumer Discretionary — 0.3%
Bayerische Motoren Werke (B)	26	1,920
Porsche Automobil Holding (B)	79	4,419
Volkswagen (B)	101	12,911
		19,250
Consumer Staples — 0.2%
Henkel & KGaA (B)	166	10,464
TOTAL GERMANY		29,714
TOTAL PREFERRED STOCK
(Cost $44,676)		29,714
TOTAL INVESTMENTS — 99.9%
(Cost $6,587,405)		$5,587,040

Percentages are based on Net Assets of $5,592,322.

* Non-income producing security.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P Catholic Values Developed ex-US ETF

‡ Real Estate Investment Trust

(A) Level 3 security in accordance with fair value hierarchy.

(B) There is currently no stated interest rate.

The following is a summary of the level of inputs used as of October 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$5,556,048	$—	$1,278	$5,557,326
Preferred Stock	29,714	—	—	29,714
Total Investments in Securities	$5,585,762	$—	$1,278	$5,587,040

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—“ are $0 or have been rounded to $0.

See "Glossary" for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — 98.4%
CANADA — 3.3%
Health Care — 1.9%
Repare Therapeutics * (A)	59,021	$888,856
Industrials — 1.4%
Canadian Pacific Railway	8,468	630,782
TOTAL CANADA		1,519,638
CHINA — 3.0%
Communication Services — 0.5%
Bilibili ADR * (A)	28,299	252,427
Consumer Discretionary — 2.0%
Alibaba Group Holding ADR *	7,513	477,676
JD.com ADR .	12,148	452,999
		930,675
Information Technology — 0.5%
GDS Holdings ADR *	24,176	208,639
TOTAL CHINA		1,391,741

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
DENMARK — 1.7%
Health Care — 1.7%
Ascendis Pharma ADR *	6,966	$801,090
ISRAEL — 1.2%
Information Technology — 1.2%
NICE ADR *	3,080	584,861
TAIWAN — 1.0%
Information Technology — 1.0%
Taiwan Semiconductor Manufacturing ADR	7,656	471,227
UNITED KINGDOM — 1.1%
Communication Services — 1.1%
Liberty Global, Cl C *	29,476	520,546
UNITED STATES — 87.1%
Communication Services — 7.5%
Activision Blizzard .	8,511	619,601
Alphabet, Cl C *	5,620	531,989
Charter Communications, Cl A *	1,435	527,535
Liberty Broadband, Cl C *	5,791	488,934
New York Times, Cl A	20,866	604,279
T-Mobile US *	4,748	719,607
		3,491,945
Consumer Discretionary — 11.3%
Amazon.com *	4,757	487,307
Churchill Downs	3,192	663,649
Expedia Group *	5,878	549,416
Floor & Decor Holdings, Cl A *	6,922	507,867
Home Depot .	2,104	623,057
Lithia Motors, Cl A .	2,505	496,366
Lowe's	3,216	626,959
MGM Resorts International .	19,038	677,182
Rivian Automotive, Cl A *	18,008	629,740
		5,261,543

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 2.9%
Mondelez International, Cl A .	10,441	$641,913
Post Holdings *	7,623	689,271
		1,331,184
Energy — 5.1%
Chesapeake Energy .	7,174	733,685
Gulfport Energy *	7,642	684,035
Texas Pacific Land	415	956,106
		2,373,826
Financials — 10.1%
Allstate	5,309	670,261
Arch Capital Group *	14,653	842,547
First American Financial	11,624	585,850
First Horizon .	29,811	730,668
KKR	12,037	585,359
S&P Global .	1,771	568,934
Wells Fargo .	14,950	687,551
		4,671,170
Health Care — 15.0%
Amicus Therapeutics *	58,039	580,390
Bausch Health *	108,245	703,592
Cigna .	2,396	774,052
Fate Therapeutics *	20,928	437,814
Humana	1,406	784,660
Mettler-Toledo International *	507	641,320
Rocket Pharmaceuticals *	38,825	724,475
Seagen *	4,038	513,472
Tenet Healthcare *	10,683	473,898
United Therapeutics *	3,108	716,487
Viatris *	62,369	631,798
		6,981,958
Industrials — 9.3%
Avis Budget Group *	3,550	839,433
Enovix *	27,893	526,341
Ferguson .	5,379	587,710
Howmet Aerospace .	17,780	632,079
Otis Worldwide	8,468	598,179

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
TransDigm Group .	1,029	$592,457
Uber Technologies *	21,263	564,958
		4,341,157
Information Technology — 17.6%
Apple .	3,979	610,140
Datadog, Cl A *	6,064	488,213
Elastic *	8,288	530,018
Fidelity National Information Services .	6,652	552,050
Fiserv *	6,219	638,940
GoDaddy, Cl A *	8,258	663,943
Microsoft	2,379	552,237
New Relic *	10,197	604,070
Palo Alto Networks *	3,981	683,100
Pegasystems .	16,467	612,737
SentinelOne, Cl A *	24,324	555,560
Snowflake, Cl A *	4,114	659,474
Unity Software *	12,834	378,603
Visa, Cl A .	3,171	656,904
		8,185,989
Materials — 4.8%
Berry Global Group *	11,248	532,255
Element Solutions .	33,378	574,102
International Flavors & Fragrances	5,528	539,588
Sherwin-Williams .	2,688	604,881
		2,250,826
Real Estate — 3.5%
American Tower ‡	2,473	512,381
ProLogis ‡	5,023	556,297
Zillow Group, Cl C *	18,000	555,480
		1,624,158
TOTAL UNITED STATES		40,513,756
TOTAL COMMON STOCK
(Cost $52,379,479)		45,802,859

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Guru® Index ETF

	Shares	Value
MASTER LIMITED PARTNERSHIP — 1.5%
UNITED STATES— 1.5%
Industrials — 1.5%
Icahn Enterprises (B)
(Cost $584,030)	12,548	$684,368
SHORT-TERM INVESTMENT(C)(D) — 0.7%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.910% (Cost $329,505)	329,505	329,505
	Face Amount
REPURCHASE AGREEMENT(C) — 1.0%
BNP Paribas 2.930%, dated 10/31/2022, to be repurchased on 11/01/2022, repurchase price $457,852 (collateralized by U.S. Treasury Obligations, ranging in par value $9,100 - $53,497, 2.500% - 2.750%, 03/31/2027 - 05/31/2029, with a total market value of $466,413) (Cost $457,815)	$457,815	457,815
TOTAL INVESTMENTS — 101.6%
(Cost $53,750,829)		$47,274,547

Percentages are based on Net Assets of $46,535,087.

* Non-income producing security.

‡ Real Estate Investment Trust

(A) This security or a partial position of this security is on loan at October 31, 2022.

(B) Security was purchased with cash collateral held from securities on loan.

(C) The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2022.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X Guru® Index ETF

The following is a summary of the level of inputs used as of October 31, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$45,802,859	$—	$—	$45,802,859
Master Limited Partnership	684,368	—	—	684,368
Short-Term Investment	329,505	—	—	329,505
Repurchase Agreement	—	457,815	—	457,815
Total Investments in Securities	$46,816,732	$457,815	$—	$47,274,547

Amounts designated as “—“ are $0 or have been rounded to $0.

See "Glossary" for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — 99.2%(A)
CHINA — 0.1%
Information Technology — 0.1%
NXP Semiconductors .	26	$3,798
SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity	29	3,545
UNITED KINGDOM — 0.5%
Materials — 0.5%
Linde	46	13,678
UNITED STATES — 98.5%
Communication Services — 7.3%
Activision Blizzard .	65	4,732
Alphabet, Cl A *	551	52,075
Alphabet, Cl C *	493	46,667
AT&T	682	12,433
Charter Communications, Cl A *	11	4,044
Comcast, Cl A	404	12,823
DISH Network, Cl A *	26	388

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Electronic Arts	26	$3,275
Fox, Cl A	26	750
Fox, Cl B	13	353
Interpublic Group	39	1,162
Live Nation Entertainment *	13	1,035
Lumen Technologies .	91	670
Match Group *	25	1,080
Meta Platforms, Cl A *	210	19,563
Netflix *	41	11,967
News, Cl A .	39	658
News, Cl B .	13	223
Omnicom Group .	16	1,164
Paramount Global, Cl B	52	953
Take-Two Interactive Software *	14	1,659
T-Mobile US *	57	8,639
Verizon Communications	386	14,425
Walt Disney *	167	17,792
Warner Bros Discovery *	189	2,457
		220,987
Consumer Discretionary — 10.8%
Advance Auto Parts	5	950
Amazon.com *	817	83,693
Aptiv *	26	2,368
AutoZone *	2	5,066
Bath & Body Works .	26	868
Best Buy	22	1,505
Booking Holdings *	4	7,478
BorgWarner .	26	976
Caesars Entertainment *	21	918
CarMax *	13	819
Carnival *	68	616
Chipotle Mexican Grill, Cl A *	3	4,495
Darden Restaurants .	13	1,861
Dollar General .	22	5,611
Dollar Tree *	19	3,011
Domino's Pizza .	3	997
DR Horton	26	1,999
eBay	55	2,191
Etsy *	13	1,221

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Expedia Group *	13	$1,215
Ford Motor .	344	4,599
Garmin	13	1,145
General Motors	132	5,181
Genuine Parts .	13	2,312
Hasbro .	13	848
Hilton Worldwide Holdings .	26	3,517
Home Depot .	94	27,836
Las Vegas Sands *	26	988
Lennar, Cl A .	26	2,098
LKQ	26	1,447
Lowe's	59	11,502
Marriott International, Cl A	24	3,843
McDonald's .	68	18,541
MGM Resorts International .	31	1,103
Mohawk Industries *	4	379
Newell Brands .	29	400
NIKE, Cl B	116	10,751
Norwegian Cruise Line Holdings *	29	490
O'Reilly Automotive *	6	5,023
Pool .	4	1,217
PulteGroup .	26	1,040
Ralph Lauren, Cl A .	3	278
Ross Stores	34	3,253
Royal Caribbean Cruises *	22	1,174
Starbucks	104	9,005
Tapestry .	26	824
Target	42	6,898
Tesla *	245	55,747
TJX	107	7,715
Tractor Supply .	9	1,978
Ulta Beauty *	5	2,097
VF .	26	734
Whirlpool	5	691
Wynn Resorts *	13	831
Yum! Brands	26	3,075
		326,418
Consumer Staples — 6.9%
Altria Group .	175	8,097

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Archer-Daniels-Midland	52	$5,043
Brown-Forman, Cl B	13	884
Campbell Soup .	13	688
Church & Dwight	21	1,557
Clorox	13	1,899
Coca-Cola .	358	21,426
Colgate-Palmolive	78	5,760
Conagra Brands .	39	1,431
Constellation Brands, Cl A	15	3,706
Costco Wholesale	41	20,561
Estee Lauder, Cl A .	23	4,611
General Mills	52	4,242
Hershey	13	3,104
Hormel Foods	26	1,208
J M Smucker .	9	1,356
Kellogg	26	1,997
Keurig Dr Pepper	76	2,952
Kimberly-Clark	30	3,734
Kraft Heinz	73	2,808
Kroger	58	2,743
Lamb Weston Holdings .	13	1,121
McCormick .	22	1,730
Molson Coors Beverage, Cl B	13	656
Mondelez International, Cl A .	126	7,746
Monster Beverage *	35	3,280
PepsiCo	127	23,061
Philip Morris International	142	13,043
Procter & Gamble .	220	29,627
Sysco .	48	4,155
Tyson Foods, Cl A	26	1,777
Walgreens Boots Alliance	65	2,373
Walmart	133	18,930
		207,306
Energy — 5.3%
APA .	29	1,318
Baker Hughes, Cl A	96	2,655
Chevron .	166	30,029
ConocoPhillips .	117	14,753
Coterra Energy	63	1,961

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Devon Energy	60	$4,641
Diamondback Energy	16	2,514
EOG Resources	52	7,099
EQT .	34	1,423
Exxon Mobil	383	42,440
Halliburton .	78	2,841
Hess	26	3,668
Kinder Morgan	172	3,117
Marathon Oil .	68	2,071
Marathon Petroleum	46	5,227
Occidental Petroleum .	68	4,937
ONEOK	39	2,313
Phillips 66 .	48	5,006
Pioneer Natural Resources	22	5,641
Schlumberger	139	7,232
Targa Resources	21	1,436
Valero Energy .	39	4,896
Williams	107	3,502
		160,720
Financials — 11.3%
Aflac	52	3,386
Allstate	26	3,282
American Express .	55	8,165
American International Group	69	3,933
Ameriprise Financial	10	3,091
Aon, Cl A .	19	5,348
Arch Capital Group *	34	1,955
Arthur J Gallagher	21	3,929
Assurant .	4	543
Bank of America	642	23,138
Bank of New York Mellon	68	2,863
Berkshire Hathaway, Cl B *	166	48,985
BlackRock, Cl A .	14	9,043
Brown & Brown .	22	1,293
Capital One Financial	36	3,817
Cboe Global Markets .	9	1,120
Charles Schwab .	145	11,552
Chubb .	39	8,381
Cincinnati Financial .	13	1,343

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Citigroup	178	$8,163
Citizens Financial Group .	39	1,595
CME Group, Cl A .	35	6,065
Comerica	13	917
Discover Financial Services	26	2,716
Everest Re Group	4	1,291
FactSet Research Systems .	3	1,276
Fifth Third Bancorp	65	2,320
First Republic Bank .	16	1,922
Franklin Resources	26	610
Globe Life .	8	924
Goldman Sachs Group	31	10,680
Hartford Financial Services Group .	26	1,883
Huntington Bancshares	130	1,973
Intercontinental Exchange .	49	4,683
Invesco	26	398
JPMorgan Chase .	270	33,988
KeyCorp	81	1,447
Lincoln National .	13	700
Loews .	13	741
M&T Bank .	17	2,862
MarketAxess Holdings .	3	732
Marsh & McLennan .	46	7,429
MetLife .	65	4,759
Moody's .	14	3,708
Morgan Stanley	123	10,107
MSCI, Cl A	7	3,282
Nasdaq .	27	1,680
Northern Trust .	18	1,518
PNC Financial Services Group	37	5,988
Principal Financial Group	26	2,291
Progressive	52	6,677
Prudential Financial .	38	3,997
Raymond James Financial .	18	2,127
Regions Financial .	81	1,778
S&P Global .	31	9,959
Signature Bank NY .	5	793
State Street .	32	2,368
SVB Financial Group *	5	1,155

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Synchrony Financial	44	$1,565
T Rowe Price Group	18	1,911
Travelers .	21	3,874
Truist Financial	130	5,823
US Bancorp .	120	5,094
W R Berkley	19	1,413
Wells Fargo .	348	16,005
Willis Towers Watson	11	2,400
Zions Bancorp .	13	675
		341,429
Health Care — 15.2%
Abbott Laboratories .	161	15,929
AbbVie	162	23,717
ABIOMED *	4	1,008
Agilent Technologies	26	3,597
Align Technology *	6	1,166
AmerisourceBergen, Cl A .	13	2,044
Amgen .	49	13,247
Baxter International	47	2,554
Becton Dickinson	26	6,135
Biogen *	13	3,685
Bio-Rad Laboratories, Cl A *	2	703
Bio-Techne	4	1,185
Boston Scientific *	130	5,604
Bristol-Myers Squibb .	196	15,184
Cardinal Health	26	1,973
Catalent *	19	1,249
Centene *	52	4,427
Charles River Laboratories International *	4	849
Cigna .	28	9,046
Cooper .	4	1,094
CVS Health .	121	11,459
Danaher	59	14,849
DaVita *	5	365
DENTSPLY SIRONA .	16	493
Dexcom *	36	4,348
Edwards Lifesciences *	56	4,056
Elevance Health	22	12,029
Eli Lilly	73	26,433

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Gilead Sciences	115	$9,023
HCA Healthcare	21	4,567
Henry Schein *	13	890
Hologic *	26	1,763
Humana	12	6,697
IDEXX Laboratories *	8	2,877
Illumina *	13	2,975
Incyte *	13	966
Intuitive Surgical *	33	8,134
IQVIA Holdings *	18	3,774
Johnson & Johnson .	244	42,449
Laboratory Corp of America Holdings	8	1,775
McKesson	13	5,062
Medtronic	122	10,655
Merck .	233	23,580
Mettler-Toledo International *	2	2,530
Moderna *	31	4,660
Molina Healthcare *	5	1,794
Organon .	26	681
PerkinElmer	11	1,469
Pfizer	516	24,020
Quest Diagnostics .	10	1,436
Regeneron Pharmaceuticals *	10	7,487
ResMed	13	2,908
STERIS	10	1,726
Stryker .	30	6,877
Teleflex	4	858
Thermo Fisher Scientific	36	18,503
UnitedHealth Group	86	47,743
Universal Health Services, Cl B .	8	927
Vertex Pharmaceuticals *	23	7,176
Viatris *	107	1,084
Waters *	5	1,496
West Pharmaceutical Services	7	1,611
Zimmer Biomet Holdings .	18	2,040
Zoetis, Cl A .	43	6,484
		457,125
Industrials — 8.2%
3M	52	6,541

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
A O Smith .	13	$712
Alaska Air Group *	13	578
Allegion .	9	943
American Airlines Group *	55	780
AMETEK	22	2,853
Boeing *	54	7,696
Carrier Global	79	3,141
Caterpillar .	48	10,390
CH Robinson Worldwide	13	1,270
Cintas	8	3,420
Copart *	21	2,415
CoStar Group *	36	2,978
CSX	198	5,754
Cummins	13	3,179
Deere .	26	10,291
Delta Air Lines *	55	1,866
Dover	13	1,699
Eaton	39	5,853
Emerson Electric	52	4,503
Equifax .	10	1,695
Expeditors International of Washington .	13	1,272
Fastenal	52	2,513
FedEx .	21	3,366
Fortive .	29	1,853
Fortune Brands Home & Security .	13	784
Generac Holdings *	5	580
General Dynamics	20	4,996
General Electric .	100	7,781
Honeywell International .	62	12,649
Howmet Aerospace .	39	1,386
Huntington Ingalls Industries	4	1,028
IDEX .	6	1,334
Illinois Tool Works	26	5,552
Ingersoll Rand .	39	1,970
Jacobs Solutions .	13	1,498
JB Hunt Transport Services	7	1,198
Johnson Controls International	65	3,760
L3Harris Technologies .	17	4,190
Leidos Holdings	13	1,321

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Lockheed Martin	22	$10,707
Masco .	26	1,203
Nordson .	5	1,125
Norfolk Southern .	21	4,789
Northrop Grumman	13	7,137
Old Dominion Freight Line	9	2,471
Otis Worldwide	39	2,755
PACCAR	35	3,389
Parker-Hannifin	11	3,197
Pentair	13	558
Quanta Services .	13	1,847
Raytheon Technologies	136	12,896
Republic Services, Cl A	18	2,387
Robert Half International	9	688
Rockwell Automation	11	2,808
Rollins .	16	673
Snap-On .	5	1,110
Southwest Airlines *	52	1,890
Stanley Black & Decker .	13	1,020
Textron	16	1,095
Trane Technologies .	20	3,193
TransDigm Group .	5	2,879
Union Pacific	57	11,237
United Airlines Holdings *	26	1,120
United Parcel Service, Cl B .	67	11,241
United Rentals *	6	1,894
Verisk Analytics, Cl A .	13	2,377
Waste Management .	34	5,385
Westinghouse Air Brake Technologies	13	1,213
WW Grainger .	4	2,337
Xylem .	17	1,741
		245,950
Information Technology — 25.9%
Accenture, Cl A	58	16,466
Adobe *	44	14,014
Advanced Micro Devices *	148	8,889
Akamai Technologies *	13	1,148
Amphenol, Cl A .	52	3,943
Analog Devices	48	6,846

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
ANSYS *	7	$1,548
Apple .	1,390	213,143
Applied Materials .	80	7,063
Arista Networks *	20	2,417
Autodesk *	19	4,072
Automatic Data Processing	38	9,185
Broadcom	37	17,394
Broadridge Financial Solutions .	10	1,501
Cadence Design Systems *	26	3,936
CDW	13	2,247
Ceridian HCM Holding *	12	794
Cisco Systems	380	17,263
Cognizant Technology Solutions, Cl A	49	3,050
Corning .	65	2,091
DXC Technology *	26	747
Enphase Energy *	13	3,991
EPAM Systems *	5	1,750
F5 *	4	572
Fidelity National Information Services .	60	4,979
Fiserv *	59	6,062
FleetCor Technologies *	7	1,303
Fortinet *	60	3,430
Gartner *	8	2,415
Global Payments	26	2,971
Hewlett Packard Enterprise	117	1,670
HP	92	2,541
Intel .	389	11,059
International Business Machines .	86	11,893
Intuit .	26	11,115
Jack Henry & Associates .	8	1,592
Juniper Networks .	26	796
Keysight Technologies *	16	2,786
KLA	13	4,114
Lam Research	13	5,262
Mastercard, Cl A .	78	25,598
Microchip Technology	52	3,210
Micron Technology .	109	5,897
Microsoft	686	159,241
Monolithic Power Systems .	4	1,358

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Motorola Solutions	15	$3,746
NetApp .	22	1,524
NortonLifeLock	52	1,172
NVIDIA .	230	31,043
ON Semiconductor *	45	2,764
Oracle .	139	10,852
Paychex	32	3,786
Paycom Software *	4	1,384
PayPal Holdings *	106	8,859
PTC *	9	1,060
Qorvo *	9	775
QUALCOMM .	103	12,119
Roper Technologies	9	3,731
Salesforce *	94	15,283
Seagate Technology Holdings .	18	894
ServiceNow *	19	7,994
Skyworks Solutions	13	1,118
SolarEdge Technologies *	4	920
Synopsys *	15	4,388
Teledyne Technologies *	4	1,592
Teradyne .	13	1,058
Texas Instruments .	84	13,493
Trimble *	26	1,564
Tyler Technologies *	3	970
VeriSign *	10	2,005
Visa, Cl A .	150	31,074
Western Digital *	26	894
Zebra Technologies, Cl A *	4	1,133
		780,557
Materials — 2.1%
Air Products & Chemicals .	22	5,509
Albemarle	12	3,358
Amcor	133	1,540
Avery Dennison .	9	1,526
Ball	26	1,284
Celanese, Cl A .	8	769
CF Industries Holdings	16	1,700
Corteva .	65	4,247
Dow	65	3,038

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
DuPont de Nemours .	45	$2,574
Eastman Chemical .	13	998
Ecolab	22	3,455
FMC .	13	1,546
Freeport-McMoRan .	130	4,120
International Flavors & Fragrances	22	2,147
International Paper .	39	1,311
LyondellBasell Industries, Cl A	26	1,988
Martin Marietta Materials	6	2,016
Mosaic .	33	1,774
Newmont	78	3,301
Nucor	26	3,416
Packaging Corp of America .	10	1,202
PPG Industries	23	2,626
Sealed Air	13	619
Sherwin-Williams .	23	5,176
Vulcan Materials	13	2,128
Westrock .	26	886
		64,254
Real Estate — 2.6%
Alexandria Real Estate Equities ‡	13	1,889
American Tower ‡	42	8,702
AvalonBay Communities ‡	13	2,277
Boston Properties ‡	13	945
Camden Property Trust ‡	10	1,155
CBRE Group, Cl A *	26	1,844
Crown Castle	39	5,197
Digital Realty Trust ‡	26	2,606
Equinix .	8	4,531
Equity Residential ‡	35	2,206
Essex Property Trust ‡	5	1,111
Extra Space Storage ‡	13	2,307
Federal Realty Investment Trust ‡	5	495
Healthpeak Properties ‡	52	1,234
Host Hotels & Resorts ‡	65	1,227
Invitation Homes ‡	53	1,680
Iron Mountain ‡	26	1,302
Kimco Realty ‡	52	1,112
Mid-America Apartment Communities ‡	9	1,417

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
ProLogis ‡	88	$9,746
Public Storage ‡	15	4,646
Realty Income ‡	51	3,176
Regency Centers ‡	13	787
SBA Communications, Cl A	9	2,429
Simon Property Group ‡	33	3,596
UDR ‡	26	1,034
Ventas ‡	42	1,643
VICI Properties ‡	99	3,170
Vornado Realty Trust ‡	13	307
Welltower ‡	39	2,381
Weyerhaeuser ‡	65	2,010
		78,162
Utilities — 2.9%
AES .	55	1,439
Alliant Energy .	26	1,356
Ameren .	26	2,119
American Electric Power	47	4,132
American Water Works	16	2,325
Atmos Energy	13	1,385
CenterPoint Energy .	52	1,488
CMS Energy	26	1,483
Consolidated Edison	31	2,727
Constellation Energy .	30	2,836
Dominion Energy	75	5,248
DTE Energy .	17	1,906
Duke Energy	71	6,616
Edison International .	40	2,402
Entergy	17	1,821
Evergy	19	1,161
Eversource Energy .	31	2,365
Exelon	90	3,473
FirstEnergy	52	1,961
NextEra Energy .	180	13,950
NiSource .	39	1,002
NRG Energy	26	1,154
PG&E *	148	2,210
Pinnacle West Capital	13	874
PPL	65	1,722

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Public Service Enterprise Group .	42	$2,355
Sempra Energy .	31	4,679
Southern	97	6,352
WEC Energy Group .	26	2,375
Xcel Energy	52	3,386
		88,302
TOTAL UNITED STATES		2,971,210
TOTAL COMMON STOCK
(Cost $3,402,408)		2,992,231
PURCHASED OPTIONS — 0.7%
(Cost $54,657)		20,828
TOTAL INVESTMENTS — 99.9%
(Cost $3,457,065)		$3,013,059

Percentages are based on Net Assets of $3,017,408.

A list of the exchange traded option contracts held by the Fund at October 31, 2022, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.7%
Put Options
Mini-SPX Index	7	$242,900	$347.00	12/16/22	$1,928
S&P 500 Index	7	2,429,000	3,470.00	12/16/22	18,900

Total Purchased Options		$2,671,900			$20,828

* Non-income producing security.

‡ Real Estate Investment Trust

(A) All or a portion of these securities has been segregated as collateral for options contracts. The aggregate market value of collateral at October 31, 2022 was $2,992,231.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Tail Risk ETF

The following is a summary of the level of inputs used as of October 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,992,231	$—	$—	$2,992,231
Purchased Options	20,828	—	—	20,828
Total Investments in Securities	$3,013,059	$—	$—	$3,013,059

Amounts designated as “—“ are $0 or have been rounded to $0.

See "Glossary" for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — 105.7%(A)
CHINA — 0.1%
Information Technology — 0.1%
NXP Semiconductors .	216	$31,553
SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity	257	31,413
UNITED KINGDOM — 0.5%
Materials — 0.5%
Linde	393	116,859
UNITED STATES — 105.0%
Communication Services — 7.8%
Activision Blizzard .	547	39,822
Alphabet, Cl A *	4,810	454,593
Alphabet, Cl C *	4,302	407,227
AT&T	5,622	102,489
Charter Communications, Cl A *	86	31,615
Comcast, Cl A	3,474	110,265
DISH Network, Cl A *	234	3,489

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Electronic Arts	234	$29,475
Fox, Cl A	234	6,756
Fox, Cl B	117	3,182
Interpublic Group	351	10,456
Live Nation Entertainment *	117	9,314
Lumen Technologies .	749	5,513
Match Group *	234	10,109
Meta Platforms, Cl A *	1,833	170,762
Netflix *	351	102,450
News, Cl A .	330	5,567
News, Cl B .	117	2,004
Omnicom Group .	134	9,749
Paramount Global, Cl B	468	8,574
Take-Two Interactive Software *	126	14,928
T-Mobile US *	475	71,991
Verizon Communications	3,312	123,769
Walt Disney *	1,468	156,401
Warner Bros Discovery *	1,855	24,115
		1,914,615
Consumer Discretionary — 11.5%
Advance Auto Parts	53	10,066
Amazon.com *	7,105	727,836
Aptiv *	234	21,310
AutoZone *	15	37,993
Bath & Body Works .	235	7,844
Best Buy	161	11,014
Booking Holdings *	32	59,823
BorgWarner .	234	8,782
Caesars Entertainment *	130	5,685
CarMax *	117	7,372
Carnival *	632	5,726
Chipotle Mexican Grill, Cl A *	21	31,465
Darden Restaurants .	105	15,030
Dollar General .	185	47,184
Dollar Tree *	164	25,994
Domino's Pizza .	24	7,974
DR Horton	267	20,527
eBay	489	19,482
Etsy *	111	10,424

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Expedia Group *	117	$10,936
Ford Motor .	3,120	41,714
Garmin	117	10,301
General Motors	1,169	45,883
Genuine Parts .	117	20,810
Hasbro .	117	7,634
Hilton Worldwide Holdings .	225	30,434
Home Depot .	826	244,603
Las Vegas Sands *	230	8,742
Lennar, Cl A .	216	17,431
LKQ	234	13,020
Lowe's	516	100,594
Marriott International, Cl A	218	34,904
McDonald's .	592	161,415
MGM Resorts International .	271	9,639
Mohawk Industries *	23	2,179
Newell Brands .	320	4,419
NIKE, Cl B	997	92,402
Norwegian Cruise Line Holdings *	333	5,624
NVR *	2	8,476
O'Reilly Automotive *	52	43,533
Pool .	27	8,214
PulteGroup .	202	8,078
Ralph Lauren, Cl A .	31	2,873
Ross Stores	274	26,219
Royal Caribbean Cruises *	208	11,103
Starbucks	906	78,451
Tapestry .	234	7,413
Target	366	60,116
Tesla *	2,137	486,253
TJX	925	66,693
Tractor Supply .	98	21,537
Ulta Beauty *	43	18,033
VF .	234	6,611
Whirlpool	34	4,700
Wynn Resorts *	91	5,815
Yum! Brands	234	27,671
		2,836,004

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 7.4%
Altria Group .	1,421	$65,750
Archer-Daniels-Midland	457	44,320
Brown-Forman, Cl B	149	10,132
Campbell Soup .	162	8,571
Church & Dwight	207	15,345
Clorox	104	15,188
Coca-Cola .	3,131	187,390
Colgate-Palmolive	659	48,661
Conagra Brands .	347	12,735
Constellation Brands, Cl A	129	31,873
Costco Wholesale	356	178,534
Estee Lauder, Cl A .	189	37,893
General Mills	488	39,811
Hershey	117	27,936
Hormel Foods	234	10,869
J M Smucker .	99	14,915
Kellogg	213	16,363
Keurig Dr Pepper	626	24,314
Kimberly-Clark	266	33,106
Kraft Heinz	659	25,352
Kroger	527	24,922
Lamb Weston Holdings .	117	10,088
McCormick .	211	16,593
Molson Coors Beverage, Cl B	117	5,900
Mondelez International, Cl A .	1,082	66,521
Monster Beverage *	306	28,678
PepsiCo	1,110	201,554
Philip Morris International	1,222	112,241
Procter & Gamble .	1,920	258,566
Sysco .	408	35,316
Tyson Foods, Cl A	234	15,994
Walgreens Boots Alliance	585	21,353
Walmart	1,147	163,253
		1,810,037
Energy — 5.7%
APA .	268	12,183
Baker Hughes, Cl A	788	21,796
Chevron .	1,447	261,762
ConocoPhillips .	1,005	126,721

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Coterra Energy	661	$20,577
Devon Energy	535	41,382
Diamondback Energy	131	20,581
EOG Resources	463	63,209
EQT .	287	12,008
Exxon Mobil	3,345	370,659
Halliburton .	698	25,421
Hess	234	33,013
Kinder Morgan	1,523	27,597
Marathon Oil .	607	18,483
Marathon Petroleum	392	44,539
Occidental Petroleum .	630	45,738
ONEOK	351	20,821
Phillips 66 .	380	39,630
Pioneer Natural Resources	189	48,462
Schlumberger	1,141	59,366
Targa Resources	177	12,102
Valero Energy .	321	40,302
Williams	963	31,519
		1,397,871
Financials — 12.1%
Aflac	468	30,471
Allstate	200	25,250
American Express .	473	70,217
American International Group	640	36,480
Ameriprise Financial	92	28,439
Aon, Cl A .	172	48,416
Arch Capital Group *	295	16,963
Arthur J Gallagher	158	29,559
Assurant .	48	6,521
Bank of America	5,621	202,581
Bank of New York Mellon	605	25,477
Berkshire Hathaway, Cl B *	1,448	427,290
BlackRock, Cl A .	119	76,863
Brown & Brown .	178	10,465
Capital One Financial	289	30,640
Cboe Global Markets .	102	12,699
Charles Schwab .	1,204	95,923
Chubb .	330	70,914

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Cincinnati Financial .	117	$12,088
Citigroup	1,528	70,074
Citizens Financial Group .	348	14,233
CME Group, Cl A .	292	50,604
Comerica	117	8,249
Discover Financial Services	234	24,444
Everest Re Group	27	8,712
FactSet Research Systems .	26	11,063
Fifth Third Bancorp	564	20,129
First Republic Bank .	139	16,694
Franklin Resources	234	5,487
Globe Life .	87	10,050
Goldman Sachs Group	269	92,673
Hartford Financial Services Group .	273	19,768
Huntington Bancshares	1,145	17,381
Intercontinental Exchange .	441	42,146
Invesco	234	3,585
JPMorgan Chase .	2,355	296,447
KeyCorp	726	12,974
Lincoln National .	117	6,303
Loews .	157	8,952
M&T Bank .	137	23,067
MarketAxess Holdings .	26	6,345
Marsh & McLennan .	405	65,403
MetLife .	530	38,801
Moody's .	128	33,903
Morgan Stanley	1,082	88,908
MSCI, Cl A	66	30,945
Nasdaq .	297	18,485
Northern Trust .	162	13,665
PNC Financial Services Group	324	52,433
Principal Financial Group	202	17,802
Progressive	462	59,321
Prudential Financial .	297	31,241
Raymond James Financial .	157	18,548
Regions Financial .	726	15,936
S&P Global .	275	88,344
Signature Bank NY .	43	6,817
State Street .	302	22,348

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
SVB Financial Group *	46	$10,624
Synchrony Financial	400	14,224
T Rowe Price Group	177	18,790
Travelers .	194	35,785
Truist Financial	1,047	46,895
US Bancorp .	1,068	45,337
W R Berkley	157	11,678
Wells Fargo .	2,992	137,602
Willis Towers Watson	97	21,166
Zions Bancorp .	117	6,077
		2,977,714
Health Care — 16.1%
Abbott Laboratories .	1,381	136,636
AbbVie	1,421	208,034
ABIOMED *	31	7,814
Agilent Technologies	236	32,651
Align Technology *	53	10,298
AmerisourceBergen, Cl A .	117	18,395
Amgen .	422	114,088
Baxter International	404	21,957
Becton Dickinson	225	53,093
Biogen *	117	33,162
Bio-Rad Laboratories, Cl A *	13	4,572
Bio-Techne	27	7,999
Boston Scientific *	1,147	49,447
Bristol-Myers Squibb .	1,684	130,459
Cardinal Health	234	17,761
Catalent *	147	9,662
Centene *	431	36,691
Charles River Laboratories International *	45	9,551
Cigna .	241	77,857
Cooper .	33	9,022
CVS Health .	1,036	98,109
Danaher	516	129,862
DaVita *	24	1,752
DENTSPLY SIRONA .	141	4,346
Dexcom *	315	38,046
Edwards Lifesciences *	500	36,215
Elevance Health	194	106,073

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Eli Lilly	634	$229,565
Gilead Sciences	989	77,597
HCA Healthcare	175	38,057
Henry Schein *	117	8,010
Hologic *	210	14,238
Humana	103	57,482
IDEXX Laboratories *	61	21,940
Illumina *	126	28,831
Incyte *	153	11,374
Intuitive Surgical *	289	71,230
IQVIA Holdings *	146	30,612
Johnson & Johnson .	2,110	367,077
Laboratory Corp of America Holdings	81	17,971
McKesson	117	45,556
Medtronic	1,048	91,532
Merck .	2,037	206,144
Mettler-Toledo International *	18	22,769
Moderna *	272	40,890
Molina Healthcare *	46	16,508
Organon .	234	6,126
PerkinElmer	107	14,293
Pfizer	4,512	210,034
Quest Diagnostics .	101	14,509
Regeneron Pharmaceuticals *	83	62,146
ResMed	117	26,172
STERIS	84	14,497
Stryker .	266	60,978
Teleflex	32	6,866
Thermo Fisher Scientific	315	161,901
UnitedHealth Group	751	416,918
Universal Health Services, Cl B .	46	5,330
Vertex Pharmaceuticals *	203	63,336
Viatris *	960	9,725
Waters *	51	15,258
West Pharmaceutical Services	51	11,735
Zimmer Biomet Holdings .	163	18,476
Zoetis, Cl A .	369	55,638
		3,974,873

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 8.7%
3M	450	$56,605
A O Smith .	117	6,409
Alaska Air Group *	117	5,202
Allegion .	82	8,591
American Airlines Group *	492	6,977
AMETEK	179	23,209
Boeing *	441	62,847
Carrier Global	683	27,156
Caterpillar .	427	92,428
CH Robinson Worldwide	117	11,433
Cintas	71	30,356
Copart *	173	19,898
CoStar Group *	314	25,974
CSX	1,690	49,111
Cummins	117	28,608
Deere .	220	87,080
Delta Air Lines *	492	16,694
Dover	117	15,291
Eaton	324	48,623
Emerson Electric	483	41,828
Equifax .	88	14,920
Expeditors International of Washington .	139	13,601
Fastenal	468	22,618
FedEx .	196	31,415
Fortive .	296	18,914
Fortune Brands Home & Security .	117	7,057
Generac Holdings *	43	4,984
General Dynamics	183	45,713
General Electric .	865	67,306
Honeywell International .	532	108,539
Howmet Aerospace .	329	11,696
Huntington Ingalls Industries	27	6,941
IDEX .	64	14,228
Illinois Tool Works	223	47,617
Ingersoll Rand .	351	17,725
Jacobs Solutions .	117	13,481
JB Hunt Transport Services	74	12,659
Johnson Controls International	564	32,622
L3Harris Technologies .	148	36,478

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Leidos Holdings	117	$11,886
Lockheed Martin	191	92,956
Masco .	202	9,347
Nordson .	47	10,575
Norfolk Southern .	192	43,789
Northrop Grumman	115	63,136
Old Dominion Freight Line	66	18,124
Otis Worldwide	351	24,795
PACCAR	272	26,338
Parker-Hannifin	106	30,806
Pentair	117	5,025
Quanta Services .	117	16,619
Raytheon Technologies	1,165	110,465
Republic Services, Cl A	157	20,821
Robert Half International	95	7,264
Rockwell Automation	100	25,530
Rollins .	203	8,542
Snap-On .	36	7,994
Southwest Airlines *	468	17,012
Stanley Black & Decker .	117	9,183
Textron	154	10,540
Trane Technologies .	172	27,456
TransDigm Group .	38	21,879
Union Pacific	492	96,993
United Airlines Holdings *	234	10,081
United Parcel Service, Cl B .	577	96,803
United Rentals *	51	16,101
Verisk Analytics, Cl A .	132	24,134
Waste Management .	306	48,461
Westinghouse Air Brake Technologies	140	13,059
WW Grainger .	36	21,037
Xylem .	147	15,057
		2,154,642
Information Technology — 27.5%
Accenture, Cl A	499	141,666
Adobe *	369	117,527
Advanced Micro Devices *	1,274	76,516
Akamai Technologies *	117	10,335
Amphenol, Cl A .	470	35,640

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Analog Devices	421	$60,043
ANSYS *	78	17,251
Apple .	12,105	1,856,181
Applied Materials .	687	60,655
Arista Networks *	181	21,876
Autodesk *	178	38,145
Automatic Data Processing	328	79,278
Broadcom	319	149,968
Broadridge Financial Solutions .	84	12,605
Cadence Design Systems *	224	33,911
CDW	117	20,219
Ceridian HCM Holding *	117	7,744
Cisco Systems	3,334	151,464
Cognizant Technology Solutions, Cl A	415	25,834
Corning .	581	18,691
DXC Technology *	235	6,756
Enphase Energy *	107	32,849
EPAM Systems *	45	15,750
F5 *	53	7,574
Fidelity National Information Services .	480	39,835
Fiserv *	505	51,884
FleetCor Technologies *	59	10,981
Fortinet *	534	30,523
Gartner *	58	17,511
Global Payments	234	26,737
Hewlett Packard Enterprise	1,028	14,670
HP	852	23,532
Intel .	3,240	92,113
International Business Machines .	712	98,462
Intuit .	223	95,333
Jack Henry & Associates .	52	10,351
Juniper Networks .	234	7,160
Keysight Technologies *	148	25,774
KLA	121	38,290
Lam Research	112	45,335
Mastercard, Cl A .	686	225,131
Microchip Technology	455	28,092
Micron Technology .	871	47,121
Microsoft	5,977	1,387,441

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Monolithic Power Systems .	38	$12,899
Motorola Solutions	132	32,962
NetApp .	156	10,806
NortonLifeLock	468	10,544
NVIDIA .	2,012	271,560
ON Semiconductor *	370	22,729
Oracle .	1,198	93,528
Paychex	256	30,287
Paycom Software *	33	11,418
PayPal Holdings *	913	76,309
PTC *	93	10,958
Qorvo *	107	9,211
QUALCOMM .	886	104,247
Roper Technologies	87	36,065
Salesforce *	785	127,633
Seagate Technology Holdings .	159	7,896
ServiceNow *	159	66,898
Skyworks Solutions	117	10,063
SolarEdge Technologies *	38	8,741
Synopsys *	124	36,276
Teledyne Technologies *	40	15,919
Teradyne .	117	9,518
Texas Instruments .	721	115,814
Trimble *	210	12,634
Tyler Technologies *	36	11,640
VeriSign *	82	16,438
Visa, Cl A .	1,314	272,208
Western Digital *	234	8,043
Zebra Technologies, Cl A *	36	10,196
		6,778,194
Materials — 2.3%
Air Products & Chemicals .	181	45,322
Albemarle	97	27,147
Amcor	1,194	13,827
Avery Dennison .	72	12,208
Ball	267	13,187
Celanese, Cl A .	95	9,131
CF Industries Holdings	156	16,577
Corteva .	585	38,224

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Dow	585	$27,343
DuPont de Nemours .	407	23,280
Eastman Chemical .	117	8,987
Ecolab	204	32,042
FMC .	117	13,911
Freeport-McMoRan .	1,131	35,841
International Flavors & Fragrances	184	17,960
International Paper .	291	9,781
LyondellBasell Industries, Cl A	217	16,590
Martin Marietta Materials	52	17,471
Mosaic .	291	15,641
Newmont	642	27,170
Nucor	222	29,166
Packaging Corp of America .	86	10,338
PPG Industries	171	19,525
Sealed Air	105	5,000
Sherwin-Williams .	193	43,431
Vulcan Materials	117	19,153
Westrock .	234	7,970
		556,223
Real Estate — 2.8%
Alexandria Real Estate Equities ‡	117	17,000
American Tower ‡	367	76,039
AvalonBay Communities ‡	117	20,489
Boston Properties ‡	117	8,506
Camden Property Trust ‡	91	10,515
CBRE Group, Cl A *	259	18,374
Crown Castle	342	45,575
Digital Realty Trust ‡	234	23,459
Equinix .	73	41,350
Equity Residential ‡	268	16,889
Essex Property Trust ‡	55	12,223
Extra Space Storage ‡	97	17,212
Federal Realty Investment Trust ‡	50	4,949
Healthpeak Properties ‡	447	10,607
Host Hotels & Resorts ‡	585	11,045
Invitation Homes ‡	460	14,577
Iron Mountain ‡	234	11,716
Kimco Realty ‡	464	9,920

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Mid-America Apartment Communities ‡	100	$15,745
ProLogis ‡	736	81,512
Public Storage ‡	123	38,099
Realty Income ‡	487	30,326
Regency Centers ‡	117	7,080
SBA Communications, Cl A	79	21,322
Simon Property Group ‡	260	28,335
UDR ‡	234	9,304
Ventas ‡	341	13,343
VICI Properties ‡	806	25,808
Vornado Realty Trust ‡	117	2,760
Welltower ‡	367	22,402
Weyerhaeuser ‡	585	18,094
		684,575
Utilities — 3.1%
AES .	545	14,257
Alliant Energy .	211	11,008
Ameren .	216	17,608
American Electric Power	405	35,608
American Water Works	141	20,493
Atmos Energy	117	12,466
CenterPoint Energy .	465	13,304
CMS Energy	234	13,350
Consolidated Edison	283	24,893
Constellation Energy .	260	24,580
Dominion Energy	658	46,040
DTE Energy .	148	16,592
Duke Energy	608	56,653
Edison International .	320	19,213
Entergy	154	16,500
Evergy	177	10,820
Eversource Energy .	270	20,596
Exelon	798	30,795
FirstEnergy	469	17,686
NextEra Energy .	1,549	120,047
NiSource .	351	9,017
NRG Energy	234	10,390
PG&E *	1,252	18,692
Pinnacle West Capital	97	6,519

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
PPL	585	$15,497
Public Service Enterprise Group .	417	23,381
Sempra Energy .	252	38,037
Southern	839	54,938
WEC Energy Group .	264	24,111
Xcel Energy	450	29,300
		772,391
TOTAL UNITED STATES		25,857,139
TOTAL COMMON STOCK
(Cost $29,384,340)		26,036,964
PURCHASED OPTIONS — 0.2%
(Cost $273,521)		45,768
TOTAL INVESTMENTS — 105.9%
(Cost $29,657,861)		$26,082,732
WRITTEN OPTIONS— (6.1)%
(Premiums Received $(907,794))		$(1,494,402)

Percentages are based on Net Assets of $24,633,665.

A list of the exchange traded option contracts held by the Fund at October 31, 2022, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.2%
Put Options
Mini-SPX Index	12	$420,000	$350.00	11/18/22	$888
S&P 500 Index	66	23,067,000	3,495.00	11/18/22	44,880
Total Purchased Options		$23,487,000			$45,768

WRITTEN OPTIONS — (6.1)%
Call Options
Mini-SPX Index	(12)	$(441,600)	368.00	11/18/22	$(26,892)
S&P 500 Index	(66)	(24,288,000)	3,680.00	11/18/22	(1,467,510)

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Risk Managed Income ETF

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (continued)
Total Written Options		$(24,729,600)			$(1,494,402)

* Non-income producing security.

‡ Real Estate Investment Trust

(A) All or a portion of these securities has been segregated as collateral for options contracts. The aggregate market value of collateral at October 31, 2022 was $26,036,964.

The following is a summary of the level of inputs used as of October 31, 2022, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$26,036,964	$—	$—	$26,036,964
Purchased Options	45,768	—	—	45,768
Total Investments in Securities	$26,082,732	$—	$—	$26,082,732

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(1,494,402)	$–	$–	$(1,494,402)
Total Other Financial Instruments	$(1,494,402)	$–	$–	$(1,494,402)

Amounts designated as “—“ are $0 or have been rounded to $0.

See "Glossary" for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — 99.0%(A)
CHINA — 0.1%
Information Technology — 0.1%
NXP Semiconductors .	33	$4,820
SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity	40	4,889
UNITED KINGDOM — 0.5%
Materials — 0.5%
Linde	59	17,544
UNITED STATES — 98.3%
Communication Services — 7.3%
Activision Blizzard .	83	6,042
Alphabet, Cl A *	712	67,291
Alphabet, Cl C *	637	60,298
AT&T	839	15,295
Charter Communications, Cl A *	14	5,147
Comcast, Cl A	520	16,505
DISH Network, Cl A *	32	477

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Electronic Arts	32	$4,031
Fox, Cl A	32	924
Fox, Cl B	16	435
Interpublic Group	48	1,430
Live Nation Entertainment *	16	1,274
Lumen Technologies .	108	795
Match Group *	31	1,339
Meta Platforms, Cl A *	270	25,153
Netflix *	52	15,178
News, Cl A .	48	810
News, Cl B .	16	274
Omnicom Group .	28	2,037
Paramount Global, Cl B	64	1,172
Take-Two Interactive Software *	19	2,251
T-Mobile US *	73	11,064
Verizon Communications	496	18,535
Walt Disney *	216	23,013
Warner Bros Discovery *	279	3,627
		284,397
Consumer Discretionary — 10.8%
Advance Auto Parts	7	1,330
Amazon.com *	1,058	108,382
Aptiv *	32	2,914
AutoZone *	2	5,066
Bath & Body Works .	32	1,068
Best Buy	24	1,642
Booking Holdings *	5	9,347
BorgWarner .	32	1,201
Caesars Entertainment *	21	918
CarMax *	16	1,008
Carnival *	82	743
Chipotle Mexican Grill, Cl A *	3	4,495
Darden Restaurants .	16	2,290
Dollar General .	28	7,141
Dollar Tree *	28	4,438
Domino's Pizza .	5	1,661
DR Horton	38	2,921
eBay	71	2,829
Etsy *	16	1,503

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Expedia Group *	16	$1,496
Ford Motor .	493	6,591
Garmin	16	1,409
General Motors	182	7,144
Genuine Parts .	16	2,846
Hasbro .	16	1,044
Hilton Worldwide Holdings .	32	4,328
Home Depot .	122	36,128
Las Vegas Sands *	32	1,216
Lennar, Cl A .	32	2,582
LKQ	32	1,781
Lowe's	75	14,621
Marriott International, Cl A	34	5,444
McDonald's .	87	23,721
MGM Resorts International .	48	1,707
Mohawk Industries *	4	379
Newell Brands .	38	525
NIKE, Cl B	149	13,809
Norwegian Cruise Line Holdings *	38	642
O'Reilly Automotive *	8	6,697
Pool .	4	1,217
PulteGroup .	32	1,280
Ralph Lauren, Cl A .	3	278
Ross Stores	39	3,732
Royal Caribbean Cruises *	27	1,441
Starbucks	141	12,209
Tapestry .	32	1,014
Target	57	9,362
Tesla *	317	72,130
TJX	145	10,455
Tractor Supply .	14	3,077
Ulta Beauty *	7	2,936
VF .	32	904
Whirlpool	5	691
Wynn Resorts *	16	1,022
Yum! Brands	32	3,784
		420,539
Consumer Staples — 6.8%
Altria Group .	223	10,318

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Archer-Daniels-Midland	64	$6,207
Brown-Forman, Cl B	16	1,088
Campbell Soup .	25	1,323
Church & Dwight	31	2,298
Clorox	16	2,337
Coca-Cola .	461	27,591
Colgate-Palmolive	96	7,089
Conagra Brands .	48	1,762
Constellation Brands, Cl A	18	4,447
Costco Wholesale	53	26,579
Estee Lauder, Cl A .	29	5,814
General Mills	75	6,118
Hershey	16	3,820
Hormel Foods	32	1,486
J M Smucker .	13	1,959
Kellogg	32	2,458
Keurig Dr Pepper	94	3,651
Kimberly-Clark	42	5,227
Kraft Heinz	91	3,501
Kroger	80	3,783
Lamb Weston Holdings .	16	1,380
McCormick .	27	2,123
Molson Coors Beverage, Cl B	16	807
Mondelez International, Cl A .	161	9,898
Monster Beverage *	44	4,124
PepsiCo	163	29,598
Philip Morris International	183	16,809
Procter & Gamble .	283	38,112
Sysco .	64	5,540
Tyson Foods, Cl A	32	2,187
Walgreens Boots Alliance	80	2,920
Walmart	171	24,338
		266,692
Energy — 5.3%
APA .	34	1,546
Baker Hughes, Cl A	119	3,292
Chevron .	213	38,532
ConocoPhillips .	150	18,914
Coterra Energy	92	2,864

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Devon Energy	77	$5,956
Diamondback Energy	22	3,456
EOG Resources	72	9,829
EQT .	48	2,008
Exxon Mobil	494	54,740
Halliburton .	109	3,970
Hess	32	4,515
Kinder Morgan	239	4,331
Marathon Oil .	82	2,497
Marathon Petroleum	58	6,590
Occidental Petroleum .	86	6,244
ONEOK	48	2,847
Phillips 66 .	60	6,257
Pioneer Natural Resources	28	7,179
Schlumberger	176	9,157
Targa Resources	27	1,846
Valero Energy .	48	6,026
Williams	153	5,008
		207,604
Financials — 11.3%
Aflac	64	4,167
Allstate	32	4,040
American Express .	70	10,392
American International Group	96	5,472
Ameriprise Financial	14	4,328
Aon, Cl A .	26	7,319
Arch Capital Group *	45	2,588
Arthur J Gallagher	23	4,303
Assurant .	6	815
Bank of America	828	29,841
Bank of New York Mellon	82	3,453
Berkshire Hathaway, Cl B *	214	63,149
BlackRock, Cl A .	18	11,626
Brown & Brown .	28	1,646
Capital One Financial	49	5,195
Cboe Global Markets .	10	1,245
Charles Schwab .	185	14,739
Chubb .	49	10,530
Cincinnati Financial .	16	1,653

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Citigroup	227	$10,410
Citizens Financial Group .	60	2,454
CME Group, Cl A .	44	7,625
Comerica	16	1,128
Discover Financial Services	32	3,343
Everest Re Group	4	1,291
FactSet Research Systems .	5	2,128
Fifth Third Bancorp	80	2,855
First Republic Bank .	23	2,762
Franklin Resources	32	750
Globe Life .	8	924
Goldman Sachs Group	40	13,780
Hartford Financial Services Group .	42	3,041
Huntington Bancshares	160	2,429
Intercontinental Exchange .	69	6,594
Invesco	32	490
JPMorgan Chase .	348	43,806
KeyCorp	98	1,751
Lincoln National .	16	862
Loews .	27	1,540
M&T Bank .	23	3,873
MarketAxess Holdings .	3	732
Marsh & McLennan .	62	10,012
MetLife .	80	5,857
Moody's .	20	5,297
Morgan Stanley	158	12,983
MSCI, Cl A	10	4,689
Nasdaq .	36	2,241
Northern Trust .	27	2,277
PNC Financial Services Group	51	8,253
Principal Financial Group	32	2,820
Progressive	72	9,245
Prudential Financial .	47	4,944
Raymond James Financial .	21	2,481
Regions Financial .	98	2,151
S&P Global .	41	13,171
Signature Bank NY .	6	951
State Street .	39	2,886
SVB Financial Group *	6	1,386

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Synchrony Financial	64	$2,276
T Rowe Price Group	25	2,654
Travelers .	30	5,534
Truist Financial	165	7,390
US Bancorp .	167	7,089
W R Berkley	24	1,785
Wells Fargo .	448	20,604
Willis Towers Watson	13	2,837
Zions Bancorp .	16	831
		443,713
Health Care — 15.2%
Abbott Laboratories .	207	20,481
AbbVie	209	30,598
ABIOMED *	4	1,008
Agilent Technologies	38	5,257
Align Technology *	8	1,554
AmerisourceBergen, Cl A .	16	2,516
Amgen .	65	17,573
Baxter International	55	2,989
Becton Dickinson	35	8,259
Biogen *	16	4,535
Bio-Rad Laboratories, Cl A *	2	703
Bio-Techne	5	1,481
Boston Scientific *	178	7,674
Bristol-Myers Squibb .	252	19,522
Cardinal Health	32	2,429
Catalent *	23	1,512
Centene *	66	5,619
Charles River Laboratories International *	7	1,486
Cigna .	36	11,630
Cooper .	7	1,914
CVS Health .	155	14,678
Danaher	79	19,882
DaVita *	5	365
DENTSPLY SIRONA .	18	555
Dexcom *	44	5,314
Edwards Lifesciences *	77	5,577
Elevance Health	29	15,856
Eli Lilly	93	33,674

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Gilead Sciences	155	$12,161
HCA Healthcare	25	5,437
Henry Schein *	16	1,095
Hologic *	32	2,170
Humana	15	8,371
IDEXX Laboratories *	10	3,597
Illumina *	20	4,576
Incyte *	25	1,859
Intuitive Surgical *	44	10,845
IQVIA Holdings *	24	5,032
Johnson & Johnson .	312	54,279
Laboratory Corp of America Holdings	12	2,662
McKesson	18	7,009
Medtronic	156	13,625
Merck .	300	30,360
Mettler-Toledo International *	3	3,795
Moderna *	43	6,464
Molina Healthcare *	8	2,871
Organon .	32	838
PerkinElmer	14	1,870
Pfizer	665	30,956
Quest Diagnostics .	16	2,298
Regeneron Pharmaceuticals *	13	9,734
ResMed	16	3,579
STERIS	13	2,244
Stryker .	39	8,940
Teleflex	4	858
Thermo Fisher Scientific	46	23,643
UnitedHealth Group	111	61,622
Universal Health Services, Cl B .	7	811
Vertex Pharmaceuticals *	30	9,360
Viatris *	128	1,297
Waters *	7	2,094
West Pharmaceutical Services	9	2,071
Zimmer Biomet Holdings .	27	3,060
Zoetis, Cl A .	58	8,745
		594,869
Industrials — 8.2%
3M	65	8,176

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
A O Smith .	16	$876
Alaska Air Group *	16	711
Allegion .	12	1,257
American Airlines Group *	66	936
AMETEK	28	3,630
Boeing *	69	9,833
Carrier Global	97	3,857
Caterpillar .	65	14,070
CH Robinson Worldwide	16	1,564
Cintas	11	4,703
Copart *	27	3,106
CoStar Group *	45	3,722
CSX	250	7,265
Cummins	16	3,912
Deere .	34	13,458
Delta Air Lines *	78	2,647
Dover	16	2,091
Eaton	50	7,504
Emerson Electric	74	6,408
Equifax .	13	2,204
Expeditors International of Washington .	16	1,566
Fastenal	64	3,093
FedEx .	30	4,808
Fortive .	47	3,003
Fortune Brands Home & Security .	16	965
Generac Holdings *	7	811
General Dynamics	26	6,495
General Electric .	136	10,582
Honeywell International .	79	16,118
Howmet Aerospace .	48	1,706
Huntington Ingalls Industries	4	1,028
IDEX .	9	2,001
Illinois Tool Works	32	6,833
Ingersoll Rand .	48	2,424
Jacobs Solutions .	16	1,844
JB Hunt Transport Services	8	1,369
Johnson Controls International	80	4,627
L3Harris Technologies .	24	5,915
Leidos Holdings	16	1,625

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Lockheed Martin	29	$14,114
Masco .	32	1,481
Nordson .	5	1,125
Norfolk Southern .	27	6,158
Northrop Grumman	18	9,882
Old Dominion Freight Line	12	3,295
Otis Worldwide	48	3,391
PACCAR	38	3,680
Parker-Hannifin	16	4,650
Pentair	16	687
Quanta Services .	16	2,273
Raytheon Technologies	174	16,499
Republic Services, Cl A	27	3,581
Robert Half International	16	1,223
Rockwell Automation	14	3,574
Rollins .	22	926
Snap-On .	5	1,110
Southwest Airlines *	64	2,326
Stanley Black & Decker .	16	1,256
Textron	29	1,985
Trane Technologies .	30	4,789
TransDigm Group .	6	3,455
Union Pacific	74	14,588
United Airlines Holdings *	32	1,379
United Parcel Service, Cl B .	86	14,428
United Rentals *	9	2,841
Verisk Analytics, Cl A .	20	3,657
Waste Management .	47	7,443
Westinghouse Air Brake Technologies	24	2,239
WW Grainger .	5	2,922
Xylem .	22	2,253
		321,953
Information Technology — 25.8%
Accenture, Cl A	75	21,293
Adobe *	56	17,836
Advanced Micro Devices *	190	11,411
Akamai Technologies *	16	1,413
Amphenol, Cl A .	75	5,687
Analog Devices	61	8,700

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
ANSYS *	10	$2,212
Apple .	1,802	276,319
Applied Materials .	102	9,006
Arista Networks *	29	3,505
Autodesk *	26	5,572
Automatic Data Processing	51	12,327
Broadcom	48	22,566
Broadridge Financial Solutions .	12	1,801
Cadence Design Systems *	32	4,844
CDW	16	2,765
Ceridian HCM Holding *	15	993
Cisco Systems	489	22,215
Cognizant Technology Solutions, Cl A	61	3,797
Corning .	80	2,574
DXC Technology *	32	920
Enphase Energy *	16	4,912
EPAM Systems *	7	2,450
3M	7	1,000
Fidelity National Information Services .	76	6,307
Fiserv *	77	7,911
FleetCor Technologies *	9	1,675
Fortinet *	80	4,573
Gartner *	10	3,019
Global Payments	32	3,656
Hewlett Packard Enterprise	144	2,055
HP	103	2,845
Intel .	500	14,215
International Business Machines .	110	15,212
Intuit .	33	14,108
Jack Henry & Associates .	10	1,991
Juniper Networks .	32	979
Keysight Technologies *	22	3,831
KLA	16	5,063
Lam Research	17	6,881
Mastercard, Cl A .	101	33,146
Microchip Technology	64	3,951
Micron Technology .	138	7,466
Microsoft	890	206,596
Monolithic Power Systems .	6	2,037

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Motorola Solutions	21	$5,244
NetApp .	27	1,870
NortonLifeLock	64	1,442
NVIDIA .	297	40,086
ON Semiconductor *	56	3,440
Oracle .	179	13,975
Paychex	40	4,732
Paycom Software *	6	2,076
PayPal Holdings *	136	11,367
PTC *	10	1,178
Qorvo *	11	947
QUALCOMM .	132	15,531
Roper Technologies	13	5,389
Salesforce *	121	19,673
Seagate Technology Holdings .	22	1,093
ServiceNow *	25	10,519
Skyworks Solutions	16	1,376
SolarEdge Technologies *	5	1,150
Synopsys *	19	5,558
Teledyne Technologies *	6	2,388
Teradyne .	16	1,302
Texas Instruments .	108	17,348
Trimble *	32	1,925
Tyler Technologies *	4	1,293
VeriSign *	11	2,205
Visa, Cl A .	194	40,189
Western Digital *	32	1,100
Zebra Technologies, Cl A *	5	1,416
		1,009,447
Materials — 2.1%
Air Products & Chemicals .	28	7,011
Albemarle	14	3,918
Amcor	162	1,876
Avery Dennison .	11	1,865
Ball	32	1,581
Celanese, Cl A .	11	1,057
CF Industries Holdings	24	2,550
Corteva .	80	5,227
Dow	91	4,253

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
DuPont de Nemours .	60	$3,432
Eastman Chemical .	16	1,229
Ecolab	29	4,555
FMC .	16	1,903
Freeport-McMoRan .	180	5,704
International Flavors & Fragrances	32	3,124
International Paper .	48	1,613
LyondellBasell Industries, Cl A	32	2,446
Martin Marietta Materials	8	2,688
Mosaic .	36	1,935
Newmont	99	4,190
Nucor	32	4,204
Packaging Corp of America .	13	1,563
PPG Industries	30	3,425
Sealed Air	16	762
Sherwin-Williams .	27	6,076
Vulcan Materials	16	2,619
Westrock .	32	1,090
		81,896
Real Estate — 2.6%
Alexandria Real Estate Equities ‡	16	2,325
American Tower ‡	57	11,810
AvalonBay Communities ‡	16	2,802
Boston Properties ‡	16	1,163
Camden Property Trust ‡	11	1,271
CBRE Group, Cl A *	42	2,980
Crown Castle	54	7,196
Digital Realty Trust ‡	32	3,208
Equinix .	11	6,231
Equity Residential ‡	44	2,773
Essex Property Trust ‡	9	2,000
Extra Space Storage ‡	16	2,839
Federal Realty Investment Trust ‡	5	495
Healthpeak Properties ‡	64	1,519
Host Hotels & Resorts ‡	80	1,510
Invitation Homes ‡	65	2,060
Iron Mountain ‡	32	1,602
Kimco Realty ‡	64	1,368
Mid-America Apartment Communities ‡	12	1,889

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
ProLogis ‡	114	$12,626
Public Storage ‡	19	5,885
Realty Income ‡	75	4,670
Regency Centers ‡	16	968
SBA Communications, Cl A	12	3,239
Simon Property Group ‡	42	4,577
UDR ‡	32	1,272
Ventas ‡	52	2,035
VICI Properties ‡	123	3,939
Vornado Realty Trust ‡	16	378
Welltower ‡	57	3,479
Weyerhaeuser ‡	80	2,474
		102,583
Utilities — 2.9%
AES .	70	1,831
Alliant Energy .	32	1,669
Ameren .	32	2,609
American Electric Power	64	5,627
American Water Works	19	2,762
Atmos Energy	16	1,705
CenterPoint Energy .	64	1,831
CMS Energy	32	1,826
Consolidated Edison	39	3,430
Constellation Energy .	35	3,309
Dominion Energy	101	7,067
DTE Energy .	25	2,803
Duke Energy	95	8,852
Edison International .	49	2,942
Entergy	26	2,786
Evergy	32	1,956
Eversource Energy .	37	2,822
Exelon	110	4,245
FirstEnergy	64	2,413
NextEra Energy .	232	17,980
NiSource .	48	1,233
NRG Energy	32	1,421
PG&E *	200	2,986
Pinnacle West Capital	16	1,075
PPL	80	2,119

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Public Service Enterprise Group .	63	$3,532
Sempra Energy .	39	5,887
Southern	131	8,578
WEC Energy Group .	40	3,653
Xcel Energy	64	4,167
		115,116
TOTAL UNITED STATES		3,848,809
TOTAL COMMON STOCK
(Cost $4,352,383)		3,876,062
PURCHASED OPTIONS — 1.5%
(Cost $115,867)		59,515
TOTAL INVESTMENTS — 100.5%
(Cost $4,468,250)		$3,935,577
WRITTEN OPTIONS— (0.5)%
(Premiums Received $(42,899))		$(20,585)

Percentages are based on Net Assets of $3,914,681.

A list of the exchange traded option contracts held by the Fund at October 31, 2022, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 1.5%
Put Options
Mini-SPX Index	10	$366,000	$366.00	12/16/22	$6,010
S&P 500 Index	9	3,294,000	3,660.00	12/16/22	53,505
Total Purchased Options		$3,660,000			$59,515

WRITTEN OPTIONS — (0.5)%
Call Options
Mini-SPX Index	(10)	$(424,000)	424.00	12/16/22	$(2,090)
S&P 500 Index	(9)	(3,816,000)	4,240.00	12/16/22	(18,495)

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X S&P 500® Collar 95-110 ETF

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (continued)
Total Written Options		$(4,240,000)			$(20,585)

* Non-income producing security.

‡ Real Estate Investment Trust

(A) All or a portion of these securities has been segregated as collateral for options contracts. The aggregate market value of collateral at October 31, 2022 was $3,876,062.

The following is a summary of the level of inputs used as of October 31, 2022, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,876,062	$—	$—	$3,876,062
Purchased Options	59,515	—	—	59,515
Total Investments in Securities	$3,935,577	$—	$—	$3,935,577

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(20,585)	$–	$–	$(20,585)
Total Other Financial Instruments	$(20,585)	$–	$–	$(20,585)

Amounts designated as “—“ are $0 or have been rounded to $0.

See "Glossary" for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — 98.3%(A)
BRAZIL — 0.4%
Consumer Discretionary — 0.4%
MercadoLibre *	9	$8,115
CHINA — 1.0%
Communication Services — 0.2%
Baidu ADR *	32	2,450
NetEase ADR .	31	1,724
		4,174
Consumer Discretionary — 0.4%
JD.com ADR .	90	3,356
Pinduoduo ADR *	82	4,496
		7,852
Information Technology — 0.4%
NXP Semiconductors .	47	6,866
TOTAL CHINA		18,892

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
NETHERLANDS — 0.4%
Information Technology — 0.4%
ASML Holding .	15	$7,086
UNITED KINGDOM — 0.3%
Health Care — 0.3%
AstraZeneca ADR .	108	6,352
UNITED STATES — 96.2%
Communication Services — 14.4%
Activision Blizzard .	143	10,410
Alphabet, Cl A *	648	61,243
Alphabet, Cl C *	666	63,044
Charter Communications, Cl A *	29	10,661
Comcast, Cl A	788	25,011
Electronic Arts	49	6,172
Match Group *	53	2,290
Meta Platforms, Cl A *	369	34,376
Netflix *	80	23,350
Sirius XM Holdings .	732	4,421
T-Mobile US *	224	33,949
		274,927
Consumer Discretionary — 14.4%
Airbnb, Cl A *	71	7,591
Amazon.com *	1,101	112,787
Booking Holdings *	7	13,086
Dollar Tree *	40	6,340
eBay	99	3,944
Lucid Group *	310	4,430
Lululemon Athletica *	22	7,239
Marriott International, Cl A	58	9,286
O'Reilly Automotive *	11	9,209
Ross Stores	65	6,220
Starbucks	208	18,011
Tesla *	336	76,453
		274,596
Consumer Staples — 7.0%
Costco Wholesale	79	39,618

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Keurig Dr Pepper	252	$9,788
Kraft Heinz	217	8,348
Mondelez International, Cl A .	245	15,063
Monster Beverage *	94	8,810
PepsiCo	247	44,850
Walgreens Boots Alliance	161	5,876
		132,353
Health Care — 7.0%
Align Technology *	15	2,915
Amgen .	97	26,224
Biogen *	27	7,653
Dexcom *	69	8,334
Gilead Sciences	224	17,575
IDEXX Laboratories *	15	5,395
Illumina *	29	6,636
Intuitive Surgical *	64	15,774
Moderna *	70	10,523
Regeneron Pharmaceuticals *	19	14,226
Seagen *	34	4,323
Vertex Pharmaceuticals *	46	14,352
		133,930
Industrials — 3.7%
Cintas	18	7,696
Copart *	44	5,061
CSX	381	11,072
Fastenal	100	4,833
Honeywell International .	120	24,482
Old Dominion Freight Line	20	5,492
PACCAR	65	6,294
Verisk Analytics, Cl A .	29	5,302
		70,232
Information Technology — 48.3%
Adobe *	84	26,754
Advanced Micro Devices *	289	17,357
Analog Devices	92	13,121
ANSYS *	16	3,538
Apple .	1,738	266,505

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Applied Materials .	153	$13,508
Atlassian, Cl A *	27	5,474
Autodesk *	38	8,143
Automatic Data Processing	74	17,886
Broadcom	72	33,849
Cadence Design Systems *	49	7,418
Cisco Systems	741	33,664
Cognizant Technology Solutions, Cl A	92	5,727
Crowdstrike Holdings, Cl A *	38	6,126
Datadog, Cl A *	53	4,267
DocuSign, Cl A *	33	1,594
Fiserv *	114	11,712
Fortinet *	140	8,002
Intel .	734	20,868
Intuit .	50	21,375
KLA	25	7,911
Lam Research	24	9,715
Marvell Technology .	158	6,269
Microchip Technology	103	6,359
Micron Technology .	196	10,604
Microsoft	806	187,097
NVIDIA .	378	51,019
Okta, Cl A *	26	1,459
Palo Alto Networks *	54	9,266
Paychex	64	7,572
PayPal Holdings *	207	17,301
QUALCOMM .	201	23,650
Skyworks Solutions	27	2,322
Splunk *	27	2,244
Synopsys *	28	8,191
Texas Instruments .	163	26,183
VeriSign *	20	4,009
Workday, Cl A *	37	5,765
Zoom Video Communications, Cl A *	47	3,922
Zscaler *	26	4,007
		921,753
Utilities — 1.4%
American Electric Power	91	8,001
Constellation Energy .	56	5,294

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Exelon	183	$7,062
Xcel Energy	101	6,576
		26,933
TOTAL UNITED STATES		1,834,724
TOTAL COMMON STOCK
(Cost $2,510,060)		1,875,169
PURCHASED OPTIONS — 1.6%
(Cost $50,732)		30,870
TOTAL INVESTMENTS — 99.9%
(Cost $2,560,792)		$1,906,039

Percentages are based on Net Assets of $1,907,984.

A list of the exchange traded option contracts held by the Fund at October 31, 2022, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 1.6%
Put Options
Nasdaq-100	1	$1,057,500	$10,575.00	12/16/22	$19,365
Nasdaq-100® Reduced-Value Index	3	633,000	2,110.00	12/16/22	11,505
Total Purchased Options		$1,690,500			$30,870

* Non-income producing security.

(A) All or a portion of these securities has been segregated as collateral for options contracts. The aggregate market value of collateral at October 31, 2022 was $1,875,169.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X NASDAQ 100® Tail Risk ETF

The following is a summary of the level of inputs used as of October 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,875,169	$—	$—	$1,875,169
Purchased Options	30,870	—	—	30,870
Total Investments in Securities	$1,906,039	$—	$—	$1,906,039

Amounts designated as “—“ are $0 or have been rounded to $0.

See "Glossary" for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — 104.3%(A)
BRAZIL — 0.5%
Consumer Discretionary — 0.5%
MercadoLibre *	53	$47,786
CHINA — 1.0%
Communication Services — 0.2%
Baidu ADR *	187	14,319
NetEase ADR .	173	9,622
		23,941
Consumer Discretionary — 0.4%
JD.com ADR .	524	19,540
Pinduoduo ADR *	484	26,538
		46,078
Information Technology — 0.4%
NXP Semiconductors .	275	40,172
TOTAL CHINA		110,191

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
NETHERLANDS — 0.4%
Information Technology — 0.4%
ASML Holding .	93	$43,935
UNITED KINGDOM — 0.3%
Health Care — 0.3%
AstraZeneca ADR .	611	35,933
UNITED STATES — 102.1%
Communication Services — 15.3%
Activision Blizzard .	853	62,099
Alphabet, Cl A *	3,863	365,092
Alphabet, Cl C *	3,971	375,895
Charter Communications, Cl A *	168	61,760
Comcast, Cl A	4,755	150,924
Electronic Arts	289	36,403
Match Group *	275	11,880
Meta Platforms, Cl A *	2,214	206,256
Netflix *	480	140,102
Sirius XM Holdings .	4,035	24,371
T-Mobile US *	1,352	204,909
		1,639,691
Consumer Discretionary — 15.3%
Airbnb, Cl A *	414	44,261
Amazon.com *	6,568	672,826
Booking Holdings *	43	80,388
Dollar Tree *	233	36,930
eBay	617	24,581
Lucid Group *	1,736	24,807
Lululemon Athletica *	126	41,459
Marriott International, Cl A	339	54,277
O'Reilly Automotive *	69	57,765
Ross Stores	362	34,640
Starbucks	1,242	107,545
Tesla *	2,003	455,763
		1,635,242
Consumer Staples — 7.4%
Costco Wholesale	477	239,216

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Keurig Dr Pepper	1,546	$60,047
Kraft Heinz	1,275	49,049
Mondelez International, Cl A .	1,488	91,482
Monster Beverage *	577	54,076
PepsiCo	1,485	269,646
Walgreens Boots Alliance	895	32,668
		796,184
Health Care — 7.4%
Align Technology *	78	15,156
Amgen .	578	156,262
Biogen *	154	43,650
Dexcom *	408	49,278
Gilead Sciences	1,359	106,627
IDEXX Laboratories *	92	33,091
Illumina *	165	37,755
Intuitive Surgical *	388	95,630
Moderna *	407	61,184
Regeneron Pharmaceuticals *	116	86,855
Seagen *	189	24,033
Vertex Pharmaceuticals *	270	84,240
		793,761
Industrials — 3.9%
Cintas	107	45,748
Copart *	245	28,180
CSX	2,334	67,826
Fastenal	595	28,756
Honeywell International .	728	148,526
Old Dominion Freight Line	116	31,854
PACCAR	360	34,859
Verisk Analytics, Cl A .	165	30,167
		415,916
Information Technology — 51.4%
Adobe *	505	160,842
Advanced Micro Devices *	1,748	104,985
Analog Devices	559	79,725
ANSYS *	94	20,789
Apple .	10,364	1,589,216

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Applied Materials .	935	$82,551
Atlassian, Cl A *	154	31,220
Autodesk *	226	48,432
Automatic Data Processing	450	108,765
Broadcom	436	204,972
Cadence Design Systems *	286	43,298
Cisco Systems	4,463	202,754
Cognizant Technology Solutions, Cl A	536	33,366
Crowdstrike Holdings, Cl A *	225	36,270
Datadog, Cl A *	301	24,234
DocuSign, Cl A *	195	9,418
Fiserv *	697	71,610
Fortinet *	819	46,814
Intel .	4,440	126,229
Intuit .	305	130,387
KLA	156	49,366
Lam Research	150	60,717
Marvell Technology .	884	35,077
Microchip Technology	575	35,501
Micron Technology .	1,201	64,974
Microsoft	4,809	1,116,313
NVIDIA .	2,256	304,492
Okta, Cl A *	146	8,194
Palo Alto Networks *	327	56,110
Paychex	371	43,893
PayPal Holdings *	1,252	104,642
QUALCOMM .	1,213	142,722
Skyworks Solutions	157	13,504
Splunk *	157	13,048
Synopsys *	161	47,101
Texas Instruments .	986	158,381
VeriSign *	107	21,449
Workday, Cl A *	212	33,034
Zoom Video Communications, Cl A *	282	23,530
Zscaler *	143	22,036
		5,509,961
Utilities — 1.4%
American Electric Power	533	46,861
Constellation Energy .	341	32,238

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Exelon	1,027	$39,632
Xcel Energy	570	37,113
		155,844
TOTAL UNITED STATES		10,946,599
TOTAL COMMON STOCK
(Cost $14,396,724)		11,184,444
PURCHASED OPTIONS — 0.6%
(Cost $176,881)		60,740
TOTAL INVESTMENTS — 104.9%
(Cost $14,573,605)		$11,245,184
WRITTEN OPTIONS— (5.0)%
(Premiums Received $(476,649))		$(536,740)

Percentages are based on Net Assets of $10,719,550.

A list of the exchange traded option contracts held by the Fund at October 31, 2022, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.6%
Put Options
Nasdaq-100	8	$8,400,000	$10,500.00	11/18/22	$49,040
Nasdaq-100® Reduced-Value Index	9	1,890,000	2,100.00	11/18/22	11,700
Total Purchased Options		$10,290,000			$60,740

WRITTEN OPTIONS — (5.0)%
Call Options
Nasdaq-100	(8)	$(8,840,000)	11,050.00	11/18/22	$(437,560)
Nasdaq-100® Reduced-Value Index	(9)	(1,989,000)	2,210.00	11/18/22	(99,180)

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X NASDAQ 100® Risk Managed Income ETF

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (continued)
Total Written Options		$(10,829,000)			$(536,740)

* Non-income producing security.

(A) All or a portion of these securities has been segregated as collateral for options contracts. The aggregate market value of collateral at October 31, 2022 was $11,184,444.

The following is a summary of the level of inputs used as of October 31, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$11,184,444	$—	$—	$11,184,444
Purchased Options	60,740	—	—	60,740
Total Investments in Securities	$11,245,184	$—	$—	$11,245,184

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(536,740)	$–	$–	$(536,740)
Total Other Financial Instruments	$(536,740)	$–	$–	$(536,740)

Amounts designated as “—“ are $0 or have been rounded to $0.

See "Glossary" for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — 97.2%(A)
BRAZIL — 0.4%
Consumer Discretionary — 0.4%
MercadoLibre *	14	$12,623
CHINA — 1.0%
Communication Services — 0.2%
Baidu ADR *	48	3,675
NetEase ADR .	43	2,392
		6,067
Consumer Discretionary — 0.4%
JD.com ADR .	149	5,556
Pinduoduo ADR *	126	6,909
		12,465
Information Technology — 0.4%
NXP Semiconductors .	78	11,394
TOTAL CHINA		29,926

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
NETHERLANDS — 0.3%
Information Technology — 0.3%
ASML Holding .	24	$11,338
UNITED KINGDOM — 0.3%
Health Care — 0.3%
AstraZeneca ADR .	168	9,880
UNITED STATES — 95.2%
Communication Services — 14.3%
Activision Blizzard .	229	16,671
Alphabet, Cl A *	1,035	97,818
Alphabet, Cl C *	1,064	100,718
Charter Communications, Cl A *	46	16,910
Comcast, Cl A	1,255	39,834
Electronic Arts	81	10,203
Match Group *	83	3,586
Meta Platforms, Cl A *	590	54,964
Netflix *	127	37,069
Sirius XM Holdings .	1,150	6,946
T-Mobile US *	356	53,955
		438,674
Consumer Discretionary — 14.2%
Airbnb, Cl A *	111	11,867
Amazon.com *	1,761	180,397
Booking Holdings *	11	20,564
Dollar Tree *	64	10,144
eBay	165	6,574
Lucid Group *	487	6,959
Lululemon Athletica *	34	11,187
Marriott International, Cl A	94	15,050
O'Reilly Automotive *	18	15,069
Ross Stores	103	9,856
Starbucks	323	27,969
Tesla *	539	122,644
		438,280
Consumer Staples — 6.9%
Costco Wholesale	127	63,690

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Keurig Dr Pepper	415	$16,119
Kraft Heinz	358	13,772
Mondelez International, Cl A .	388	23,854
Monster Beverage *	154	14,433
PepsiCo	395	71,724
Walgreens Boots Alliance	251	9,162
		212,754
Health Care — 6.9%
Align Technology *	21	4,080
Amgen .	152	41,093
Biogen *	43	12,188
Dexcom *	115	13,890
Gilead Sciences	366	28,716
IDEXX Laboratories *	23	8,273
Illumina *	47	10,755
Intuitive Surgical *	102	25,140
Moderna *	110	16,536
Regeneron Pharmaceuticals *	31	23,211
Seagen *	53	6,740
Vertex Pharmaceuticals *	73	22,776
		213,398
Industrials — 3.7%
Cintas	30	12,827
Copart *	69	7,936
CSX	601	17,465
Fastenal	167	8,071
Honeywell International .	191	38,968
Old Dominion Freight Line	32	8,787
PACCAR	102	9,877
Verisk Analytics, Cl A .	47	8,593
		112,524
Information Technology — 47.8%
Adobe *	132	42,042
Advanced Micro Devices *	459	27,567
Analog Devices	143	20,395
ANSYS *	24	5,308
Apple .	2,779	426,132

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Applied Materials .	241	$21,278
Atlassian, Cl A *	41	8,312
Autodesk *	61	13,072
Automatic Data Processing	119	28,762
Broadcom	117	55,004
Cadence Design Systems *	79	11,960
Cisco Systems	1,180	53,607
Cognizant Technology Solutions, Cl A	151	9,400
Crowdstrike Holdings, Cl A *	64	10,317
Datadog, Cl A *	82	6,602
DocuSign, Cl A *	58	2,801
Fiserv *	180	18,493
Fortinet *	224	12,804
Intel .	1,174	33,377
Intuit .	81	34,627
KLA	39	12,341
Lam Research	38	15,382
Marvell Technology .	250	9,920
Microchip Technology	163	10,064
Micron Technology .	308	16,663
Microsoft	1,289	299,216
NVIDIA .	605	81,657
Okta, Cl A *	44	2,469
Palo Alto Networks *	87	14,928
Paychex	107	12,659
PayPal Holdings *	327	27,331
QUALCOMM .	320	37,651
Skyworks Solutions	48	4,128
Splunk *	48	3,989
Synopsys *	45	13,165
Texas Instruments .	259	41,603
VeriSign *	33	6,615
Workday, Cl A *	58	9,038
Zoom Video Communications, Cl A *	74	6,175
Zscaler *	41	6,318
		1,473,172
Utilities — 1.4%
American Electric Power	148	13,012
Constellation Energy .	94	8,887

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Exelon	287	$11,075
Xcel Energy	160	10,418
		43,392
TOTAL UNITED STATES		2,932,194
TOTAL COMMON STOCK
(Cost $4,060,088)		2,995,961
PURCHASED OPTIONS — 3.1%
(Cost $124,554)		94,325
TOTAL INVESTMENTS — 100.3%
(Cost $4,184,642)		$3,090,286
WRITTEN OPTIONS— (0.5)%
(Premiums Received $(66,535))		$(15,280)

Percentages are based on Net Assets of $3,080,540.

A list of the exchange traded option contracts held by the Fund at October 31, 2022, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 3.1%
Put Options
Nasdaq-100	2	$2,230,000	$11,150.00	12/16/22	$72,410
Nasdaq-100® Reduced-Value Index	3	669,000	2,230.00	12/16/22	21,915
Total Purchased Options		$2,899,000			$94,325

WRITTEN OPTIONS — (0.5)%
Call Options
Nasdaq-100	(2)	$(2,585,000)	12,925.00	12/16/22	$(11,650)
Nasdaq-100® Reduced-Value Index	(3)	(775,500)	2,585.00	12/16/22	(3,630)

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X NASDAQ 100® Collar 95-110 ETF

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (continued)
Total Written Options		$(3,360,500)			$(15,280)

* Non-income producing security.

(A) All or a portion of these securities has been segregated as collateral for options contracts. The aggregate market value of collateral at October 31, 2022 was $2,995,961.

The following is a summary of the level of inputs used as of October 31, 2022, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,995,961	$—	$—	$2,995,961
Purchased Options	94,325	—	—	94,325
Total Investments in Securities	$3,090,286	$—	$—	$3,090,286

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(15,280)	$–	$–	$(15,280)
Total Other Financial Instruments	$(15,280)	$–	$–	$(15,280)

Amounts designated as “—“ are $0 or have been rounded to $0.

See "Glossary" for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Glossary: (abbreviations used in preceding Schedule of Investments)

Portfolio Abbreviations
ADR — American Depositary Receipt
Cl — Class
ETF — Exchange-Traded Fund
GDR — Global Depositary Receipt
LIBOR— London Interbank Offered Rate
NVDR — Non-Voting Depositary Receipt
REIT — Real Estate Investment Trust
Ser — Series
USD — U.S. Dollar

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
October 31, 2022

	Global X Social Media ETF		Global X Lithium & Battery Tech ETF		Global X Disruptive Materials ETF	Global X E-commerce ETF
Assets:
Cost of Investments	$250,122,028		$3,621,759,004		$4,672,494	$105,157,365
Cost of Repurchase Agreement	512,797		72,829,304		—	422,380
Cost of Foreign Currency	—		5,360		—	—
Investments, at Value	$103,504,492	*	$3,946,386,402	*	$3,427,483	$42,492,651	*
Repurchase Agreement, at Value	512,797		72,829,304		—	422,380
Cash	14,723,513		266,330,853		4,540	58,439
Foreign Currency, at Value	1		5,208		—	—
Receivable for Investment Securities Sold	3,622,457		493,274,787		—	—
Dividend, Interest, and Securities Lending Income Receivable	19,713		4,679,150		2,559	11,627
Reclaim Receivable	5,074		36,288		347	—
Unrealized Appreciation on Spot Contracts	1,056		69,048		—	—
Due from Broker	—		22,141		—	—
Total Assets	122,389,103		4,783,633,181		3,434,929	42,985,097
Liabilities:
Obligation to Return Securities Lending Collateral	881,874		125,246,902		—	726,381
Payable for Investment Securities Purchased	18,060,170		721,587,274		—	—
Payable due to Investment Adviser	65,539		2,533,812		1,765	18,198
Payable for Capital Shares Redeemed	—		34,755,846		—	—
Due to Broker	136,074		—		—	—
Total Liabilities	19,143,657		884,123,834		1,765	744,579
Net Assets	$103,245,446		$3,899,509,347		$3,433,164	$42,240,518
Net Assets Consist of:
Paid-in Capital	$329,802,348		$3,986,760,045		$4,892,040	$117,759,557
Total Distributable Loss	(226,556,902)		(87,250,698)		(1,458,876)	(75,519,039)
Net Assets	$103,245,446		$3,899,509,347		$3,433,164	$42,240,518
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	4,150,000		58,084,628		190,000	2,790,002
Net Asset Value, Offering and Redemption Price Per Share	$24.88		$67.13		$18.07	$15.14
*Includes Market Value of Securities on Loan	$852,592		$119,253,061		$—	$623,392

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
October 31, 2022

	Global X Emerging Markets Internet & E-commerce ETF‡	Global X SuperDividend® ETF‡		Global X SuperDividend® U.S. ETF		Global X MSCI SuperDividend® EAFE ETF
Assets:
Cost of Investments	$4,538,604	$919,679,903		$675,171,309		$10,795,210
Cost of Repurchase Agreement	—	16,356,292		11,310,630		—
Cost of Foreign Currency	—	9,165,578		—		6,184
Investments, at Value	$2,149,385	$685,078,771	*	$689,700,252	*	$8,351,785
Repurchase Agreement, at Value	—	16,356,292		11,310,630		—
Cash	—	—		213,384		—
Foreign Currency, at Value	2	8,060,632		—		4,770
Unrealized Appreciation on Spot Contracts	—	10		—		27
Receivable for Capital Shares Sold	—	65,537		575,321		—
Receivable for Investment Securities Sold	—	155,093		2,295,231		—
Dividend, Interest, and Securities Lending Income Receivable	—	3,343,039		2,342,504		45,748
Reclaim Receivable	—	369,870		8,115		49,272
Due from Broker	—	305,272		—		—
Total Assets	2,149,387	713,734,516		706,445,437		8,451,602
Liabilities:
Obligation to Return Securities Lending Collateral	—	28,128,443		19,451,255		—
Payable due to Investment Adviser	1,181	417,694		251,909		4,503
Payable for Investment Securities Purchased	—	—		573,827		—
Payable for Capital Shares Redeemed	—	231,088		2,301,282		—
Cash Overdraft	182,037	8,304,884		—		63,531
Due to Broker	—	373,871		2,856		—
Total Liabilities	183,218	37,455,980		22,581,129		68,034
Net Assets	$1,966,169	$676,278,536		$683,864,308		$8,383,568
Net Assets Consist of:
Paid-in Capital	$5,961,883	$1,622,077,132		$811,489,097		$12,149,646
Total Distributable Loss	(3,995,714)	(945,798,596)		(127,624,789)		(3,766,078)
Net Assets	$1,966,169	$676,278,536		$683,864,308		$8,383,568
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	120,000	29,333,333		35,660,000		700,000
Net Asset Value, Offering and Redemption Price Per Share	$16.38	$23.05		$19.18		$11.98
*Includes Market Value of Securities on Loan	$—	$26,684,995		$19,049,555		$—

‡
The Outstanding Shares of Beneficial Interest and Net Asset Value, Offering and Redemption Price Per Share were updated to reflect the effect of a 1 for 3 reverse share split on December 19, 2022 (See Note 11 in the Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
October 31, 2022

	Global X MSCI SuperDividend® Emerging Markets ETF‡	Global X SuperDividend® REIT ETF‡		Global X NASDAQ 100® Covered Call ETF	Global X S&P 500® Covered Call ETF
Assets:
Cost of Investments	$53,878,855	$368,432,547		$7,292,685,852	$2,181,828,476
Cost of Repurchase Agreement	—	12,266,545		—	—
Cost of Foreign Currency	54,868	—		—	—
Investments, at Value	$39,163,526	$294,834,166	*	$6,710,685,276	$2,049,821,486
Repurchase Agreement, at Value	—	12,266,545		—	—
Cash	—	78,918		75,091,038	20,872,846
Foreign Currency, at Value	1	1,858		—	—
Dividend, Interest, and Securities Lending Income Receivable	258,013	853,448		1,100,221	1,443,439
Reclaim Receivable	18,804	—		—	10,527
Receivable for Investment Securities Sold	—	—		7,829,594	2,246,156
Due from Broker	18,055	5,750		127,769	—
Total Assets	39,458,399	308,040,685		6,794,833,898	2,074,394,454
Liabilities:
Obligation to Return Securities Lending Collateral	—	21,095,173		—	—
Accrued Foreign Capital Gains Tax on Appreciated Securities	39,328	—		—	—
Payable due to Investment Adviser	25,388	141,004		3,242,318	953,818
Payable for Investment Securities Purchased	—	—		379,431	1,332,678
Payable for Capital Shares Redeemed	—	—		7,428,981	—
Options Written at Value (Premiums received $–, $–, $289,674,849 and $71,984,158, respectively)	—	—		321,715,990	117,689,855
Payable for Income Distributions	—	—		64,418,868	19,385,866
Cash Overdraft	225,549	—		—	—
Due to Broker	—	149,872		—	487,157
Total Liabilities	290,265	21,386,049		397,185,588	139,849,374
Net Assets	$39,168,134	$286,654,636		$6,397,648,310	$1,934,545,080
Net Assets Consist of:
Paid-in Capital	$76,660,565	$589,072,843		$8,102,107,713	$2,195,958,538
Total Distributable Loss	(37,492,431)	(302,418,207)		(1,704,459,403)	(261,413,458)
Net Assets	$39,168,134	$286,654,636		$6,397,648,310	$1,934,545,080
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	1,833,333	13,243,333		396,140,000	48,360,000
Net Asset Value, Offering and Redemption Price Per Share	$21.36	$21.65		$16.15	$40.00
*Includes Market Value of Securities on Loan	$—	$20,008,218		$—	$—

‡
The Outstanding Shares of Beneficial Interest and Net Asset Value, Offering and Redemption Price Per Share were updated to reflect the effect of a 1 for 3 reverse share split on December 19, 2022 (See Note 10 in the Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
October 31, 2022

	Global X Russell 2000 Covered Call ETF	Global X Dow 30® Covered Call ETF	Global X Nasdaq 100® Covered Call & Growth ETF	Global X S&P 500® Covered Call & Growth ETF
Assets:
Cost of Investments	$1,458,429,351	$55,076,188	$77,853,060	$48,370,800
Investments, at Value	$1,462,162,960	$56,990,473	$62,484,744	$42,686,542
Cash	15,201,196	558,917	422,311	268,095
Dividend, Interest, and Securities Lending Income Receivable	293,064	33,545	10,162	30,732
Receivable for Investment Securities Sold	67,766	9,288	—	24,390
Reclaim Receivable	—	—	—	217
Due from Broker	487,157	—	—	—
Total Assets	1,478,212,143	57,592,223	62,917,217	43,009,976
Liabilities:
Options Written at Value (Premiums received $59,618,614, $1,800,086, $1,328,561 and $743,280, respectively)	121,998,240	4,086,998	1,488,595	1,225,516
Payable for Income Distributions	13,251,285	496,110	292,456	199,675
Payable due to Investment Adviser	721,454	24,525	31,478	22,732
Payable for Investment Securities Purchased	—	—	—	51,514
Total Liabilities	135,970,979	4,607,633	1,812,529	1,499,437
Net Assets	$1,342,241,164	$52,984,590	$61,104,688	$41,510,539
Net Assets Consist of:
Paid-in Capital	$1,520,843,943	$54,449,450	$81,196,412	$48,914,928
Total Distributable Loss	(178,602,779)	(1,464,860)	(20,091,724)	(7,404,389)
Net Assets	$1,342,241,164	$52,984,590	$61,104,688	$41,510,539
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	68,650,000	2,420,000	2,680,000	1,630,000
Net Asset Value, Offering and Redemption Price Per Share	$19.55	$21.89	$22.80	$25.47

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
October 31, 2022

	Global X Russell 2000 Covered Call & Growth ETF	Global X SuperIncome™ Preferred ETF		Global X Renewable Energy Producers ETF		Global X S&P 500® Catholic Values ETF
Assets:
Cost of Investments	$2,657,252	$220,331,775		$120,249,457		$508,572,240
Cost of Repurchase Agreement	—	1,509,559		379,249		—
Cost of Foreign Currency	—	—		6,967		—
Investments, at Value	$2,769,770	$195,260,988	*	$91,181,501	*	$548,776,363
Repurchase Agreement, at Value	—	1,509,559		379,249		—
Cash	16,607	328,881		—		1,100,905
Foreign Currency, at Value	—	—		6,975		—
Receivable for Investment Securities Sold	—	580,071		—		—
Dividend, Interest, and Securities Lending Income Receivable	—	730,936		84,594		389,434
Reclaim Receivable	—	—		74,665		2,885
Due from Broker	—	23,170		17,761		6,695
Total Assets	2,786,377	198,433,605		91,744,745		550,276,282
Liabilities:
Obligation to Return Securities Lending Collateral	—	2,596,038		652,206		—
Options Written at Value (Premiums received $56,428, $–, $– and $–, respectively)	114,419	—		—		—
Payable for Income Distributions	12,860	—		—		—
Payable due to Investment Adviser	907	98,062		53,389		128,078
Payable for Investment Securities Purchased	—	—		—		856,379
Payable for Capital Shares Redeemed	—	580,255		—		—
Unrealized Depreciation on Spot Contracts	—	—		9		—
Cash Overdraft	—	—		67,978		—
Due to Broker	—	—		1,637		4,179
Total Liabilities	128,186	3,274,355		775,219		988,636
Net Assets	$2,658,191	$195,159,250		$90,969,526		$549,287,646
Net Assets Consist of:
Paid-in Capital	$2,590,000	$291,838,192		$127,987,795		$514,431,354
Total Distributable Earnings/(Loss)	68,191	(96,678,942)		(37,018,269)		34,856,292
Net Assets	$2,658,191	$195,159,250		$90,969,526		$549,287,646
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	100,000	20,180,000		6,970,000		11,640,000
Net Asset Value, Offering and Redemption Price Per Share	$26.58	$9.67		$13.05		$47.19
*Includes Market Value of Securities on Loan	$—	$2,547,226		$627,763		$—

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
October 31, 2022

	Global X S&P Catholic Values Developed ex-U.S. ETF	Global X Guru® Index ETF		Global X S&P 500® Tail Risk ETF	Global X S&P 500® Risk Managed Income ETF
Assets:
Cost of Investments	$6,587,405	$53,293,014		$3,457,065	$29,657,861
Cost of Repurchase Agreement	—	457,815		—	—
Investments, at Value	$5,587,040	$46,816,732	*	$3,013,059	$26,082,732
Repurchase Agreement, at Value	—	457,815		—	—
Cash	—	62,558		6,899	276,905
Foreign Currency, at Value	152	—		—	—
Dividend, Interest, and Securities Lending Income Receivable	13,259	14,095		2,184	18,728
Reclaim Receivable	2,452	—		16	136
Unrealized Appreciation on Spot Contracts	2	—		—	—
Receivable for Investment Securities Sold	—	—		—	28,618
Due from Broker	1,074	—		—	—
Total Assets	5,603,979	47,351,200		3,022,158	26,407,119
Liabilities:
Obligation to Return Securities Lending Collateral	—	787,320		—	—
Payable due to Investment Adviser	1,645	28,793		1,494	14,750
Payable for Capital Shares Redeemed	1,074	—		—	—
Payable for Investment Securities Purchased	—	—		3,256	16,964
Options Written at Value (Premiums received $–, $–, $– and $907,794, respectively)	—	—		—	1,494,402
Payable for Income Distributions	—	—		—	247,338
Cash Overdraft	8,938	—		—	—
Total Liabilities	11,657	816,113		4,750	1,773,454
Net Assets	$5,592,322	$46,535,087		$3,017,408	$24,633,665
Net Assets Consist of:
Paid-in Capital	$6,672,279	$70,694,757		$3,526,120	$28,577,970
Total Distributable Loss	(1,079,957)	(24,159,670)		(508,712)	(3,944,305)
Net Assets	$5,592,322	$46,535,087		$3,017,408	$24,633,665
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	240,000	1,390,000		130,000	1,170,000
Net Asset Value, Offering and Redemption Price Per Share	$23.30	$33.48		$23.21	$21.05
*Includes Market Value of Securities on Loan	$—	$749,336		$—	$—

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
October 31, 2022

	Global X S&P 500® Collar 95-110 ETF	Global X NASDAQ 100® Tail Risk ETF	Global X NASDAQ 100® Risk Managed Income ETF	Global X NASDAQ 100® Collar 95-110 ETF
Assets:
Cost of Investments	$4,468,250	$2,560,792	$14,573,605	$4,184,642
Investments, at Value	$3,935,577	$1,906,039	$11,245,184	$3,090,286
Cash	5,462	2,613	123,614	7,065
Receivable for Investment Securities Sold	4,652	—	—	—
Dividend, Interest, and Securities Lending Income Receivable	2,803	304	1,836	487
Reclaim Receivable	20	—	—	—
Total Assets	3,948,514	1,908,956	11,370,634	3,097,838
Liabilities:
Options Written at Value (Premiums received $42,899, $–, $476,649 and $66,535, respectively)	20,585	—	536,740	15,280
Payable for Investment Securities Purchased	10,829	—	—	—
Payable due to Investment Adviser	2,419	972	5,902	2,018
Payable for Income Distributions	—	—	108,442	—
Total Liabilities	33,833	972	651,084	17,298
Net Assets	$3,914,681	$1,907,984	$10,719,550	$3,080,540
Net Assets Consist of:
Paid-in Capital	$4,298,873	$2,652,279	$13,123,481	$3,612,367
Total Distributable Loss	(384,192)	(744,295)	(2,403,931)	(531,827)
Net Assets	$3,914,681	$1,907,984	$10,719,550	$3,080,540
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	160,000	100,000	590,000	140,000
Net Asset Value, Offering and Redemption Price Per Share	$24.47	$19.08	$18.17	$22.00

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year ended October 31, 2022

	Global X Social Media ETF	Global X Lithium & Battery Tech ETF	Global X Disruptive Materials ETF(1)	Global X E-commerce ETF
Investment Income:
Dividend Income	$1,682,647	$48,077,082	$110,418	$878,893
Interest Income	—	169	—	—
Security Lending Income	22,663	11,973,691	—	14,128
Less: Foreign Taxes Withheld	(25,523)	(7,948,349)	(10,904)	(2,851)
Total Investment Income	1,679,787	52,102,593	99,514	890,170
Supervision and Administration Fees(2)	1,527,640	35,950,931	17,940	527,219
Tax Expense	—	70,214	—	—
Custodian Fees(3)	4,510	35,317	92	108
Total Expenses	1,532,150	36,056,462	18,032	527,327
Net Investment Income	147,637	16,046,131	81,482	362,843
Net Realized Gain (Loss) on:
Investments(4)	(59,046,229)	(89,527,108)	(201,997)	(31,321,990)
Foreign Currency Transactions	(2,800)	(1,208,560)	(1,579)	(3,260)
Net Realized Gain (Loss)	(59,049,029)	(90,735,668)	(203,576)	(31,325,250)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(148,545,589)	(1,486,830,833)	(1,245,011)	(50,085,062)
Foreign Currency Translations	843	438,339	(82)	—
Net Change in Unrealized Appreciation (Depreciation)	(148,544,746)	(1,486,392,494)	(1,245,093)	(50,085,062)
Net Realized and Unrealized Gain (Loss)	(207,593,775)	(1,577,128,162)	(1,448,669)	(81,410,312)
Net Decrease in Net Assets Resulting from Operations	$(207,446,138)	$(1,561,082,031)	$(1,367,187)	$(81,047,469)

(1)	The Fund commenced operations on January 24, 2022.
(2)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(3)	See Note 2 in the Notes to Financial Statements.
(4)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year ended October 31, 2022

	Global X Emerging Markets Internet & E-commerce ETF	Global X SuperDividend® ETF	Global X SuperDividend® U.S. ETF	Global X MSCI SuperDividend® EAFE ETF
Investment Income:
Dividend Income	$24,491	$66,287,339	$26,274,279	$907,252
Interest Income	11	4,802	1,992	(1)
Security Lending Income	—	1,835,869	144,272	—
Less: Foreign Taxes Withheld	(612)	(2,303,254)	—	(74,265)
Total Investment Income	23,890	65,824,756	26,420,543	832,986
Supervision and Administration Fees(1)	19,552	4,770,868	3,136,379	61,466
Custodian Fees(2)	36	256,427	13,725	1,900
Total Expenses	19,588	5,027,295	3,150,104	63,366
Net Investment Income	4,302	60,797,461	23,270,439	769,620
Net Realized Gain (Loss) on:
Investments(3)	(1,481,838)	(160,369,279)	64,409,036	171,043
Foreign Currency Transactions	(733)	(1,234,832)	—	(10,201)
Net Realized Gain (Loss)	(1,482,571)	(161,604,111)	64,409,036	160,842
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(927,025)	(229,337,330)	(82,329,930)	(2,893,092)
Foreign Currency Translations	6	(376,642)	—	(6,301)
Net Change in Unrealized Appreciation (Depreciation)	(927,019)	(229,713,972)	(82,329,930)	(2,899,393)
Net Realized and Unrealized Gain (Loss)	(2,409,590)	(391,318,083)	(17,920,894)	(2,738,551)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,405,288)	$(330,520,622)	$5,349,545	$(1,968,931)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year ended October 31, 2022

	Global X MSCI SuperDividend® Emerging Markets ETF	Global X SuperDividend® REIT ETF	Global X NASDAQ 100® Covered Call ETF	Global X S&P 500® Covered Call ETF
Investment Income:
Dividend Income	$4,874,772	$19,001,666	$55,229,125	$22,615,241
Interest Income	1,726	—	152,144	32,593
Security Lending Income	—	38,666	—	—
Less: Foreign Taxes Withheld	(546,923)	(768,516)	(114,168)	(20,154)
Total Investment Income	4,329,575	18,271,816	55,267,101	22,627,680
Supervision and Administration Fees(1)	429,924	2,142,347	38,866,576	8,472,002
Custodian Fees(2)	10,572	21,701	208,799	39,205
Total Expenses	440,496	2,164,048	39,075,375	8,511,207
Net Investment Income	3,889,079	16,107,768	16,191,726	14,116,473
Net Realized Gain (Loss) on:
Investments(3)	(15,614,832)	14,080,595	(171,432,824)	(30,084,701)
Purchased Options	—	—	309,965,446	—
Written Options	—	—	236,530,037	66,176,874
Foreign Currency Transactions	(82,364)	(117,393)	—	—
Net Realized Gain (Loss)	(15,697,196)	13,963,202	375,062,659	36,092,173
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(11,826,184)	(114,867,084)	(1,949,409,093)	(221,141,223)
Written Options	—	—	137,334,997	(32,226,391)
Foreign Capital Gains Tax on Appreciated Securities	100,820	—	—	—
Foreign Currency Translations	9,418	(16,700)	—	—
Net Change in Unrealized Appreciation (Depreciation)	(11,715,946)	(114,883,784)	(1,812,074,096)	(253,367,614)
Net Realized and Unrealized Gain (Loss)	(27,413,142)	(100,920,582)	(1,437,011,437)	(217,275,441)
Net Decrease in Net Assets Resulting from Operations	$(23,524,063)	$(84,812,814)	$(1,420,819,711)	$(203,158,968)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year ended October 31, 2022

	Global X Russell 2000 Covered Call ETF	Global X Dow 30® Covered Call ETF(1)	Global X Nasdaq 100® Covered Call & Growth ETF	Global X S&P 500® Covered Call & Growth ETF
Investment Income:
Dividend Income	$15,782,088	$341,877	$485,730	$591,086
Interest Income	11,118	—	—	—
Less: Foreign Taxes Withheld	(13,550)	—	(1,066)	(127)
Total Investment Income	15,779,656	341,877	484,664	590,959
Supervision and Administration Fees(2)	6,700,656	101,108	349,272	227,859
Custodian Fees(3)	195,367	2,090	3,673	5,124
Total Expenses	6,896,023	103,198	352,945	232,983
Waiver of Supervision and Administration Fees	(719,490)	–	–	–
Net Expenses	6,176,533	103,198	352,945	232,983
Net Investment Income	9,603,123	238,679	131,719	357,976
Net Realized Gain (Loss) on:
Investments(4)	(187,735,875)	(337,758)	756,311	1,333,018
Purchased Options	—	—	1,035,116	382,385
Written Options	111,479,681	(258,366)	1,512,432	695,347
Net Realized Gain (Loss)	(76,256,194)	(596,124)	3,303,859	2,410,750
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(22,844,248)	1,914,285	(20,433,190)	(7,590,036)
Written Options	(63,527,543)	(2,286,912)	572,453	(120,239)
Net Change in Unrealized Appreciation (Depreciation)	(86,371,791)	(372,627)	(19,860,737)	(7,710,275)
Net Realized and Unrealized Gain (Loss)	(162,627,985)	(968,751)	(16,556,878)	(5,299,525)
Net Decrease in Net Assets Resulting from Operations	$(153,024,862)	$(730,072)	$(16,425,159)	$(4,941,549)

(1)	The Fund commenced operations on February 23, 2022.
(2)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(3)	See Note 2 in the Notes to Financial Statements.
(4)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year ended October 31, 2022

	Global X Russell 2000 Covered Call & Growth ETF(1)	Global X SuperIncome™ Preferred ETF	Global X Renewable Energy Producers ETF	Global X S&P 500® Catholic Values ETF
Investment Income:
Dividend Income	$—	$11,629,621	$1,907,672	$8,549,702
Interest Income	—	926	215,714	2,857
Security Lending Income	—	202,723	70,260	—
Less: Foreign Taxes Withheld	—	(4,401)	(239,351)	(2,047)
Total Investment Income	—	11,828,869	1,954,295	8,550,512
Supervision and Administration Fees(2)	1,091	1,220,587	763,510	1,696,326
Custodian Fees(3)	—	4,253	7,124	399
Total Expenses	1,091	1,224,840	770,634	1,696,725
Waiver of Supervision and Administration Fees	(183)	–	–	–
Net Expenses	908	1,224,840	770,634	1,696,725
Net Investment Income (Loss)	(908)	10,604,029	1,183,661	6,853,787
Net Realized Gain (Loss) on:
Investments(4)	—	(9,393,788)	1,053,246	21,294,231
Written Options	27,432	—	—	—
Foreign Currency Transactions	—	—	(113,535)	—
Net Realized Gain (Loss)	27,432	(9,393,788)	939,711	21,294,231
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	112,518	(32,526,988)	(31,391,702)	(137,525,098)
Written Options	(57,991)	—	—	—
Foreign Currency Translations	—	—	(4,383)	—
Net Change in Unrealized Appreciation (Depreciation)	54,527	(32,526,988)	(31,396,085)	(137,525,098)
Net Realized and Unrealized Gain (Loss)	81,959	(41,920,776)	(30,456,374)	(116,230,867)
Net Increase (Decrease) in Net Assets Resulting from Operations	$81,051	$(31,316,747)	$(29,272,713)	$(109,377,080)
(1)	The Fund commenced operations on October 4, 2022.
(2)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(3)	See Note 2 in the Notes to Financial Statements.
(4)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year ended October 31, 2022

	Global X S&P Catholic Values Developed ex-U.S. ETF	Global X Guru® Index ETF	Global X S&P 500® Tail Risk ETF	Global X S&P 500® Risk Managed Income ETF
Investment Income:
Dividend Income	$188,764	$416,392	$49,803	$308,328
Interest Income	2	220	—	—
Security Lending Income	—	22,531	—	—
Less: Foreign Taxes Withheld	(19,713)	(1,600)	(13)	(73)
Total Investment Income	169,053	437,543	49,790	308,255
Supervision and Administration Fees(1)	18,596	427,935	19,622	115,866
Custodian Fees(2)	141	331	235	5,906
Total Expenses	18,737	428,266	19,857	121,772
Net Investment Income	150,316	9,277	29,933	186,483
Net Realized Gain (Loss) on:
Investments(3)	(110,074)	(10,085,129)	(10,803)	(180,697)
Purchased Options	—	—	12,305	1,034,185
Written Options	—	—	—	302,290
Foreign Currency Transactions	(3,129)	—	—	—
Net Realized Gain (Loss)	(113,203)	(10,085,129)	1,502	1,155,778
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(1,701,045)	(14,494,976)	(520,696)	(3,536,984)
Purchased Options	—	—	(1,120)	(204,000)
Written Options	—	—	—	(471,113)
Foreign Currency Translations	(444)	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	(1,701,489)	(14,494,976)	(521,816)	(4,212,097)
Net Realized and Unrealized Gain (Loss)	(1,814,692)	(24,580,105)	(520,314)	(3,056,319)
Net Decrease in Net Assets Resulting from Operations	$(1,664,376)	$(24,570,828)	$(490,381)	$(2,869,836)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year ended October 31, 2022

	Global X S&P 500® Collar 95-110 ETF	Global X NASDAQ 100® Tail Risk ETF	Global X NASDAQ 100® Risk Managed Income ETF	Global X NASDAQ 100® Collar 95-110 ETF
Investment Income:
Dividend Income	$57,864	$22,809	$89,337	$30,596
Less: Foreign Taxes Withheld	(14)	(42)	(184)	(64)
Total Investment Income	57,850	22,767	89,153	30,532
Supervision and Administration Fees(1)	22,585	17,228	66,424	22,722
Custodian Fees(2)	1,356	214	2,208	905
Total Expenses	23,941	17,442	68,632	23,627
Net Investment Income	33,909	5,325	20,521	6,905
Net Realized Gain (Loss) on:
Investments(3)	(20,957)	(65,872)	(855,385)	(92,597)
Purchased Options	101,661	1,806	1,331,844	391,807
Written Options	79,581	—	484,654	210,467
Net Realized Gain (Loss)	160,285	(64,066)	961,113	509,677
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(571,552)	(738,492)	(3,381,535)	(1,147,801)
Purchased Options	(9,261)	17,998	(91,059)	14,841
Written Options	22,060	—	90,428	49,958
Net Change in Unrealized Appreciation (Depreciation)	(558,753)	(720,494)	(3,382,166)	(1,083,002)
Net Realized and Unrealized Gain (Loss)	(398,468)	(784,560)	(2,421,053)	(573,325)
Net Decrease in Net Assets Resulting from Operations	$(364,559)	$(779,235)	$(2,400,532)	$(566,420)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Social Media ETF		Global X Lithium & Battery Tech ETF
	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2022	Year Ended October 31, 2021
Operations:
Net Investment Income (Loss)	$147,637	$(1,911,606)	$16,046,131	$5,390,819
Net Realized Gain (Loss)	(59,049,029)	103,952,942	(90,735,668)	274,489,561
Net Change in Unrealized Appreciation (Depreciation)	(148,544,746)	(71,438,661)	(1,486,392,494)	1,628,377,103
Net Increase (Decrease) in Net Assets Resulting from Operations	(207,446,138)	30,602,675	(1,561,082,031)	1,908,257,483
Distributions	—	—	(13,550,903)	(4,617,167)
Return of Capital	(663,636)	—	—	—
Capital Share Transactions:
Issued	4,148,772	312,935,286	987,083,874	3,085,540,584
Redeemed	(94,686,332)	(167,644,538)	(888,340,328)	(482,676,020)
Increase (Decrease) in Net Assets from Capital Share Transactions	(90,537,560)	145,290,748	98,743,546	2,602,864,564
Total Increase (Decrease) in Net Assets	(298,647,334)	175,893,423	(1,475,889,388)	4,506,504,880
Net Assets:
Beginning of Year	401,892,780	225,999,357	5,375,398,735	868,893,855
End of Year	$103,245,446	$401,892,780	$3,899,509,347	$5,375,398,735
Share Transactions:
Issued	130,000	4,480,000	11,480,000	45,050,000
Redeemed	(2,540,000)	(2,270,000)	(12,420,000)	(6,300,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(2,410,000)	2,210,000	(940,000)	38,750,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Disruptive Materials ETF	Global X E-commerce ETF
	Period Ended October 31, 2022(1)	Year Ended October 31, 2022	Year Ended October 31, 2021
Operations:
Net Investment Income (Loss)	$81,482	$362,843	$(220,637)
Net Realized Gain (Loss)	(203,576)	(31,325,250)	20,994,579
Net Change in Unrealized Appreciation (Depreciation)	(1,245,093)	(50,085,062)	(15,365,762)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,367,187)	(81,047,469)	5,408,180
Distributions	(47,516)	(897,920)	(1,105,636)
Return of Capital	—	(66,565)	—
Capital Share Transactions:
Issued	6,008,659	21,458,714	157,633,184
Redeemed	(1,160,792)	(94,957,434)	(55,267,404)
Increase (Decrease) in Net Assets from Capital Share Transactions	4,847,867	(73,498,720)	102,365,780
Total Increase (Decrease) in Net Assets	3,433,164	(155,510,674)	106,668,324
Net Assets:
Beginning of Year	—	197,751,192	91,082,868
End of Year	$3,433,164	$42,240,518	$197,751,192
Share Transactions:
Issued	240,000	1,000,000	4,640,000
Redeemed	(50,000)	(4,550,000)	(1,700,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	190,000	(3,550,000)	2,940,000

(1)	The Fund commenced operations on January 24, 2022.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Emerging Markets Internet & E-commerce ETF‡		Global X SuperDividend® ETF‡
	Year Ended October 31, 2022	Period Ended October 31, 2021(1)	Year Ended October 31, 2022	Year Ended October 31, 2021
Operations:
Net Investment Income (Loss)	$4,302	$(27,611)	$60,797,461	$61,535,540
Net Realized Gain (Loss)	(1,482,571)	(323,485)	(161,604,111)	73,981,878
Net Change in Unrealized Appreciation (Depreciation)	(927,019)	(1,462,197)	(229,713,972)	61,523,433
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,405,288)	(1,813,293)	(330,520,622)	197,040,851
Distributions	—	—	(68,726,670)	(65,648,210)
Return of Capital	(9,979)	—	(25,091,152)	—
Capital Share Transactions:
Issued	—	7,267,793	193,866,024	177,439,475
Redeemed	(173,768)	(899,296)	(23,680,516)	(5,271,538)
Increase (Decrease) in Net Assets from Capital Share Transactions	(173,768)	6,368,497	170,185,508	172,167,937
Total Increase (Decrease) in Net Assets	(2,589,035)	4,555,204	(254,152,936)	303,560,578
Net Assets:
Beginning of Year	4,555,204	—	930,431,472	626,870,894
End of Year	$1,966,169	$4,555,204	$676,278,536	$930,431,472
Share Transactions:
Issued	—	150,000	6,286,667	4,276,667
Redeemed	(6,667)	(23,333)	(796,667)	(133,333)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(6,667)	126,667	5,490,000	4,143,334

(1)	The Fund commenced operations on November 9, 2020.
‡	Share transactions have been adjusted to reflect the effect of a 1 for 3 reverse share split on December 19, 2022 (See Note 11 in the Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X SuperDividend® U.S. ETF		Global X MSCI SuperDividend® EAFE ETF
	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2022	Year Ended October 31, 2021
Operations:
Net Investment Income	$23,270,439	$21,001,659	$769,620	$600,163
Net Realized Gain (Loss)	64,409,036	53,431,904	160,842	1,264,371
Net Change in Unrealized Appreciation (Depreciation)	(82,329,930)	114,820,912	(2,899,393)	1,338,122
Net Increase (Decrease) in Net Assets Resulting from Operations	5,349,545	189,254,475	(1,968,931)	3,202,656
Distributions	(27,892,254)	(31,364,614)	(742,260)	(542,165)
Return of Capital	(13,969,909)	(3,660,741)	—	—
Capital Share Transactions:
Issued	157,123,738	143,549,897	135,570	4,890,027
Redeemed	(106,481,128)	(40,154,269)	(3,098,512)	(928,933)
Increase (Decrease) in Net Assets from Capital Share Transactions	50,642,610	103,395,628	(2,962,942)	3,961,094
Total Increase (Decrease) in Net Assets	14,129,992	257,624,748	(5,674,133)	6,621,585
Net Assets:
Beginning of Year	669,734,316	412,109,568	14,057,701	7,436,116
End of Year	$683,864,308	$669,734,316	$8,383,568	$14,057,701
Share Transactions:
Issued	7,750,000	7,860,000	10,000	310,000
Redeemed	(5,360,000)	(2,090,000)	(210,000)	(60,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	2,390,000	5,770,000	(200,000)	250,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI SuperDividend® Emerging Markets ETF‡		Global X SuperDividend® REIT ETF‡
	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2022	Year Ended October 31, 2021
Operations:
Net Investment Income	$3,889,079	$3,890,630	$16,107,768	$17,999,548
Net Realized Gain (Loss)	(15,697,196)	1,547,026	13,963,202	(7,237,478)
Net Change in Unrealized Appreciation (Depreciation)	(11,715,946)	(1,736,940)	(114,883,784)	115,855,547
Net Increase (Decrease) in Net Assets Resulting from Operations	(23,524,063)	3,700,716	(84,812,814)	126,617,617
Distributions	(5,018,224)	(2,831,439)	(15,789,114)	(19,492,525)
Return of Capital	(1,057,591)	—	(9,960,386)	(9,729,725)
Capital Share Transactions:
Issued	23,410,044	41,819,662	2,797,978	112,985,429
Redeemed	(17,338,196)	—	(73,515,296)	(54,071,703)
Increase (Decrease) in Net Assets from Capital Share Transactions	6,071,848	41,819,662	(70,717,318)	58,913,726
Total Increase (Decrease) in Net Assets	(23,528,030)	42,688,939	(181,279,632)	156,309,093
Net Assets:
Beginning of Year	62,696,164	20,007,225	467,934,268	311,625,175
End of Year	$39,168,134	$62,696,164	$286,654,636	$467,934,268
Share Transactions:
Issued	720,000	1,156,667	113,333	3,993,333
Redeemed	(743,333)	—	(2,750,000)	(1,846,667)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(23,333)	1,156,667	(2,636,667)	2,146,666

‡	Share transactions have been adjusted to reflect the effect of a 1 for 3 reverse share split on December 19, 2022 (See Note 11 in the Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X NASDAQ 100® Covered Call ETF		Global X S&P 500® Covered Call ETF
	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2022	Year Ended October 31, 2021
Operations:
Net Investment Income	$16,191,726	$3,013,239	$14,116,473	$2,258,752
Net Realized Gain (Loss)	375,062,659	(230,364,474)	36,092,173	(3,328,421)
Net Change in Unrealized Appreciation (Depreciation)	(1,812,074,096)	735,524,124	(253,367,614)	65,289,214
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,420,819,711)	508,172,889	(203,158,968)	64,219,545
Distributions	(211,906,795)	(320,053,733)	(35,714,783)	(26,627,258)
Return of Capital	(642,111,562)	—	(133,893,882)	—
Capital Share Transactions:
Issued	4,057,801,963	3,548,421,512	1,708,732,044	535,288,406
Redeemed	(421,530,332)	(25,968,248)	(71,274,199)	(7,017,545)
Increase in Net Assets from Capital Share Transactions	3,636,271,631	3,522,453,264	1,637,457,845	528,270,861
Total Increase in Net Assets	1,361,433,563	3,710,572,420	1,264,690,212	565,863,148
Net Assets:
Beginning of Year	5,036,214,747	1,325,642,327	669,854,868	103,991,720
End of Year	$6,397,648,310	$5,036,214,747	$1,934,545,080	$669,854,868
Share Transactions:
Issued	200,110,000	157,690,000	36,750,000	11,000,000
Redeemed	(24,700,000)	(1,160,000)	(1,690,000)	(150,000)
Net Increase in Shares Outstanding from Share Transactions	175,410,000	156,530,000	35,060,000	10,850,000

(1)	See Note 10 in Notes to Financial Statements

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Russell 2000 Covered Call ETF	Global X Dow 30® Covered Call ETF
	Year Ended October 31, 2022	Year Ended October 31, 2021	Period Ended October 31, 2022(1)
Operations:
Net Investment Income	$9,603,123	$931,659	$238,679
Net Realized Gain (Loss)	(76,256,194)	5,915,793	(596,124)
Net Change in Unrealized Appreciation (Depreciation)	(86,371,791)	26,525,513	(372,627)
Net Increase (Decrease) in Net Assets Resulting from Operations	(153,024,862)	33,372,965	(730,072)
Distributions	(32,998,311)	(21,788,088)	(734,788)
Return of Capital	(105,055,357)	—	(1,115,840)
Capital Share Transactions:
Issued	1,143,457,691	521,879,514	55,565,290
Redeemed	(64,583,797)	(493,345)	—
Increase in Net Assets from Capital Share Transactions	1,078,873,894	521,386,169	55,565,290
Total Increase in Net Assets	787,795,364	532,971,046	52,984,590
Net Assets:
Beginning of Year	554,445,800	21,474,754	—
End of Year	$1,342,241,164	$554,445,800	$52,984,590
Share Transactions:
Issued	49,770,000	20,990,000	2,420,000
Redeemed	(3,140,000)	(20,000)	—
Net Increase in Shares Outstanding from Share Transactions	46,630,000	20,970,000	2,420,000

(1)	The Fund commenced operations on February 23, 2022.
(2)	See Note 10 in Notes to Financial Statements

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Nasdaq 100® Covered Call & Growth ETF		Global X S&P 500® Covered Call & Growth ETF
	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2022	Year Ended October 31, 2021
Operations:
Net Investment Income	$131,719	$9,199	$357,976	$62,067
Net Realized Gain (Loss)	3,303,859	(254,466)	2,410,750	553,356
Net Change in Unrealized Appreciation (Depreciation)	(19,860,737)	4,363,334	(7,710,275)	1,561,682
Net Increase (Decrease) in Net Assets Resulting from Operations	(16,425,159)	4,118,067	(4,941,549)	2,177,105
Distributions	(3,262,405)	(919,727)	(1,865,684)	(376,497)
Return of Capital	(2,741,520)	—	(1,465,030)	—
Capital Share Transactions:
Issued	55,565,131	37,707,138	28,875,885	33,611,221
Redeemed	(16,702,729)	(2,801,664)	(14,111,207)	(4,097,596)
Increase in Net Assets from Capital Share Transactions	38,862,402	34,905,474	14,764,678	29,513,625
Total Increase in Net Assets	16,433,318	38,103,814	6,492,415	31,314,233
Net Assets:
Beginning of Year	44,671,370	6,567,556	35,018,124	3,703,891
End of Year	$61,104,688	$44,671,370	$41,510,539	$35,018,124
Share Transactions:
Issued	1,900,000	1,200,000	1,020,000	1,100,000
Redeemed	(570,000)	(100,000)	(490,000)	(150,000)
Net Increase in Shares Outstanding from Share Transactions	1,330,000	1,100,000	530,000	950,000

(1)	See Note 10 in Notes to Financial Statements

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Russell 2000 Covered Call & Growth ETF	Global X SuperIncome™ Preferred ETF
	Period Ended October 31, 2022(1)	Year Ended October 31, 2022	Year Ended October 31, 2021
Operations:
Net Investment Income (Loss)	$(908)	$10,604,029	$10,851,739
Net Realized Gain (Loss)	27,432	(9,393,788)	7,442,457
Net Change in Unrealized Appreciation (Depreciation)	54,527	(32,526,988)	7,403,025
Net Increase (Decrease) in Net Assets Resulting from Operations	81,051	(31,316,747)	25,697,221
Distributions	(12,860)	(12,532,497)	(12,037,890)
Return of Capital	—	(653,473)	—
Capital Share Transactions:
Issued	2,590,000	24,951,801	44,774,820
Redeemed	—	(20,242,558)	(7,496,771)
Increase in Net Assets from Capital Share Transactions	2,590,000	4,709,243	37,278,049
Total Increase (Decrease) in Net Assets	2,658,191	(39,793,474)	50,937,380
Net Assets:
Beginning of Year	—	234,952,724	184,015,344
End of Year	$2,658,191	$195,159,250	$234,952,724
Share Transactions:
Issued	100,000	2,370,000	3,760,000
Redeemed	—	(1,870,000)	(630,000)
Net Increase in Shares Outstanding from Share Transactions	100,000	500,000	3,130,000

(1)	The Fund commenced operations on October 4, 2022.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Renewable Energy Producers ETF		Global X S&P 500® Catholic Values ETF
	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2022	Year Ended October 31, 2021
Operations:
Net Investment Income	$1,183,661	$1,617,480	$6,853,787	$5,643,588
Net Realized Gain	939,711	7,157,351	21,294,231	39,989,880
Net Change in Unrealized Appreciation (Depreciation)	(31,396,085)	(677,351)	(137,525,098)	128,170,186
Net Increase (Decrease) in Net Assets Resulting from Operations	(29,272,713)	8,097,480	(109,377,080)	173,803,654
Distributions	(1,233,925)	(1,854,987)	(7,163,403)	(5,511,704)
Capital Share Transactions:
Issued	31,092,956	127,915,612	145,015,222	127,314,441
Redeemed	(56,593,086)	(53,373,821)	(73,172,445)	(80,673,768)
Increase (Decrease) in Net Assets from Capital Share Transactions	(25,500,130)	74,541,791	71,842,777	46,640,673
Total Increase (Decrease) in Net Assets	(56,006,768)	80,784,284	(44,697,706)	214,932,623
Net Assets:
Beginning of Year	146,976,294	66,192,010	593,985,352	379,052,729
End of Year	$90,969,526	$146,976,294	$549,287,646	$593,985,352
Share Transactions:
Issued	2,050,000	7,360,000	2,730,000	2,520,000
Redeemed	(3,820,000)	(3,070,000)	(1,470,000)	(1,540,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(1,770,000)	4,290,000	1,260,000	980,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X S&P Catholic Values Developed ex-U.S. ETF		Global X Guru® Index ETF
	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2022	Year Ended October 31, 2021
Operations:
Net Investment Income	$150,316	$71,854	$9,277	$1,047,788
Net Realized Gain (Loss)	(113,203)	59,259	(10,085,129)	16,693,239
Net Change in Unrealized Appreciation (Depreciation)	(1,701,489)	723,798	(14,494,976)	3,201,689
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,664,376)	854,911	(24,570,828)	20,942,716
Distributions	(203,751)	(59,322)	(14,584)	(1,352,859)
Return of Capital	—	—	(63,227)	—
Capital Share Transactions:
Issued	3,196,433	970,818	2,097,530	22,506,630
Redeemed	—	—	(6,769,839)	(22,201,951)
Increase (Decrease) in Net Assets from Capital Share Transactions	3,196,433	970,818	(4,672,309)	304,679
Total Increase (Decrease) in Net Assets	1,328,306	1,766,407	(29,320,948)	19,894,536
Net Assets:
Beginning of Year	4,264,016	2,497,609	75,856,035	55,961,499
End of Year	$5,592,322	$4,264,016	$46,535,087	$75,856,035
Share Transactions:
Issued	110,000	30,000	50,000	480,000
Redeemed	—	—	(170,000)	(470,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	110,000	30,000	(120,000)	10,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X S&P 500® Tail Risk ETF		Global X S&P 500® Risk Managed Income ETF
	Year Ended October 31, 2022	Period Ended October 31, 2021(1)	Year Ended October 31, 2022	Period Ended October 31, 2021(1)
Operations:
Net Investment Income	$29,933	$3,080	$186,483	$3,407
Net Realized Gain (Loss)	1,502	(2,887)	1,155,778	34,336
Net Change in Unrealized Appreciation (Depreciation)	(521,816)	77,810	(4,212,097)	50,360
Net Increase (Decrease) in Net Assets Resulting from Operations	(490,381)	78,003	(2,869,836)	88,103
Distributions	(96,334)	—	(472,058)	(51,640)
Return of Capital	—	—	(1,738,194)	—
Capital Share Transactions:
Issued	—	3,526,120	30,428,544	5,865,129
Redeemed	—	—	(6,616,383)	—
Increase in Net Assets from Capital Share Transactions	—	3,526,120	23,812,161	5,865,129
Total Increase (Decrease) in Net Assets	(586,715)	3,604,123	18,732,073	5,901,592
Net Assets:
Beginning of Year	3,604,123	—	5,901,592	—
End of Year	$3,017,408	$3,604,123	$24,633,665	$5,901,592
Share Transactions:
Issued	—	130,000	1,240,000	220,000
Redeemed	—	—	(290,000)	—
Net Increase in Shares Outstanding from Share Transactions	—	130,000	950,000	220,000

(1)	The Fund commenced operations on August 25, 2021.
(2)	See Note 10 in Notes to Financial Statements

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X S&P 500® Collar 95-110 ETF		Global X NASDAQ 100® Tail Risk ETF
	Year Ended October 31, 2022	Period Ended October 31, 2021(1)	Year Ended October 31, 2022	Period Ended October 31, 2021(1)
Operations:
Net Investment Income (Loss)	$33,909	$2,996	$5,325	$(625)
Net Realized Gain (Loss)	160,285	(115)	(64,066)	(1,786)
Net Change in Unrealized Appreciation (Depreciation)	(558,753)	48,394	(720,494)	65,741
Net Increase (Decrease) in Net Assets Resulting from Operations	(364,559)	51,275	(779,235)	63,330
Distributions	(70,908)	—	(66,715)	—
Capital Share Transactions:
Issued	1,041,732	3,257,141	1,394,296	3,262,936
Redeemed	—	—	(1,966,628)	—
Increase (Decrease) in Net Assets from Capital Share Transactions	1,041,732	3,257,141	(572,332)	3,262,936
Total Increase (Decrease) in Net Assets	606,265	3,308,416	(1,418,282)	3,326,266
Net Assets:
Beginning of Year	3,308,416	—	3,326,266	—
End of Year	$3,914,681	$3,308,416	$1,907,984	$3,326,266
Share Transactions:
Issued	40,000	120,000	60,000	130,000
Redeemed	—	—	(90,000)	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	40,000	120,000	(30,000)	130,000

(1)	The Fund commenced operations on August 25, 2021.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X NASDAQ 100® Risk Managed Income ETF		Global X NASDAQ 100® Collar 95-110 ETF
	Year Ended October 31, 2022	Period Ended October 31, 2021(1)	Year Ended October 31, 2022	Period Ended October 31, 2021(1)
Operations:
Net Investment Income (Loss)	$20,521	$(941)	$6,905	$(560)
Net Realized Gain	961,113	897	509,677	14,840
Net Change in Unrealized Appreciation (Depreciation)	(3,382,166)	(6,346)	(1,083,002)	39,901
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,400,532)	(6,390)	(566,420)	54,181
Distributions	(128,024)	—	(57,957)	—
Return of Capital	(869,114)	(52,273)	—	—
Capital Share Transactions:
Issued	15,545,690	4,400,103	1,741,889	2,782,080
Redeemed	(5,769,910)	—	(873,233)	—
Increase in Net Assets from Capital Share Transactions	9,775,780	4,400,103	868,656	2,782,080
Total Increase in Net Assets	6,378,110	4,341,440	244,279	2,836,261
Net Assets:
Beginning of Year	4,341,440	—	2,836,261	—
End of Year	$10,719,550	$4,341,440	$3,080,540	$2,836,261
Share Transactions:
Issued	690,000	180,000	70,000	110,000
Redeemed	(280,000)	—	(40,000)	—
Net Increase in Shares Outstanding from Share Transactions	410,000	180,000	30,000	110,000
(1)	The Fund commenced operations on August 25, 2021.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Social Media ETF
2022	61.26	0.03	(36.29)	(36.26)	—	—	(0.12)
2021	51.95	(0.31)	9.62	9.31	—	—	—
2020	31.92	(0.11)	20.14	20.03	—	—	—
2019	29.10	(0.10)	2.92	2.82	—	—	—
2018	32.67	(0.06)	(3.02)	(3.08)	(0.49)	—	—
Global X Lithium & Battery Tech ETF
2022	91.07	0.26	(23.99)	(23.73)	(0.21)	—	—
2021	42.86	0.12	48.21	48.33	(0.12)	—	—
2020	25.04	0.40	17.86	18.26	(0.44)	—	—
2019	30.32	0.48	(4.86)	(4.38)	(0.90)	—	—
2018	39.14	0.33	(7.89)	(7.56)	(1.26)	—	—
Global X Disruptive Materials ETF
2022(1)	23.75	0.45	(5.88)	(5.43)	(0.25)	—	—

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on January 24, 2022.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover (%)††
(0.12)	24.88	(59.24)	103,245	0.65		0.06	21.59
—	61.26	17.94	401,893	0.65		(0.48)	30.89
—	51.95	62.75	225,999	0.65		(0.28)	19.23
—	31.92	9.69	121,289	0.65		(0.33)	16.92
(0.49)	29.10	(9.61)	129,496	0.65		(0.16)	21.36

(0.21)	67.13	(26.10)	3,899,509	0.75		0.33	38.73
(0.12)	91.07	112.89	5,375,399	0.75		0.17	39.09
(0.44)	42.86	73.82	868,894	0.75		1.30	65.14
(0.90)	25.04	(14.61)	455,124	0.75		1.75	35.28
(1.26)	30.32	(20.01)	739,153	0.75		0.96	16.48

(0.25)	18.07	(22.98)	3,433	0.60	†	2.72 †	25.34

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X E-commerce ETF
2022	31.19	0.08	(15.97)	(15.89)	(0.05)	(0.10)	(0.01)
2021	26.79	(0.04)	4.70	4.66	(0.13)	(0.13)	—
2020	17.58	0.19	9.05	9.24	(0.03)	—	—
2019(1)	15.00	(0.05)	2.63	2.58	—	—	—
Global X Emerging Markets Internet & E-commerce ETF
2022(2)	35.97	0.04	(19.55)	(19.51)	—	—	(0.08)
2021(2)(3)	44.37	(0.21)	(8.19)	(8.40)	—	—	—
Global X SuperDividend® ETF
2022(2)	39.03	2.31	(14.68)	(12.37)	(2.65)	—	(0.96)
2021(2)	31.83	2.82	7.38	10.20	(3.00)	—	—
2020(2)	51.75	2.58	(19.02)	(16.44)	(3.12)	—	(0.36)
2019(2)	57.18	3.72	(4.41)	(0.69)	(4.14)	—	(0.60)
2018(2)	64.53	4.05	(6.78)	(2.73)	(4.29)	—	(0.33)

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on November 27, 2018.
(2)	Per share amounts have been adjusted for a 1 for 3 reverse share split on December 19, 2022 (See Note 11 in the Notes to Financial Statements).
(3)	The Fund commenced operations on November 9, 2020.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††
(0.16)	15.14	(51.19)	42,241	0.50		0.34		25.82
(0.26)	31.19	17.39	197,751	0.50		(0.11)		14.64
(0.03)	26.79	52.67	91,083	0.50		0.75		42.01
—	17.58	17.20	3,517	0.68	†	(0.32	)†	23.50

(0.08)	16.38	(54.30)	1,966	0.65		0.14		26.27
—	35.97	(18.93)	4,555	0.65	†	(0.49	)†	23.61

(3.61)	23.05	(33.80)	676,279	0.61		7.39		91.10
(3.00)	39.03	32.21	930,431	0.58		6.98		82.37
(3.48)	31.83	(32.80)	626,871	0.59		6.62		124.55
(4.74)	51.75	(1.02)	932,111	0.59		7.03		56.85
(4.62)	57.18	(4.65)	912,968	0.59		6.48		59.48

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X SuperDividend® U.S. ETF
2022	20.13	0.67	(0.41)	0.26	(0.81)	—	(0.40)
2021	14.99	0.65	5.59	6.24	(0.99)	—	(0.11)
2020	23.34	0.62	(7.45)	(6.83)	(1.14)	—	(0.38)
2019	24.53	1.12	(0.56)	0.56	(1.49)	—	(0.26)
2018	25.18	1.07	(0.17)	0.90	(1.35)	—	(0.20)
Global X MSCI SuperDividend® EAFE ETF
2022	15.62	1.00	(3.70)	(2.70)	(0.94)	—	—
2021	11.44	0.79	4.10	4.89	(0.71)	—	—
2020	16.11	0.56	(4.53)	(3.97)	(0.55)	—	(0.15)
2019	15.96	0.82	0.36	1.18	(1.03)	—	—
2018	18.13	1.12	(2.04)	(0.92)	(1.10)	(0.15)	—
Global X MSCI SuperDividend® Emerging Markets ETF
2022(1)	33.78	1.67	(11.44)	(9.77)	(2.19)	—	(0.46)
2021(1)	28.59	3.06	4.35	7.41	(2.22)	—	—
2020(1)	38.85	1.65	(9.51)	(7.86)	(1.98)	—	(0.42)
2019(1)	38.73	2.61	0.15	2.76	(2.64)	—	—
2018(1)	47.82	2.70	(9.06)	(6.36)	(2.73)	—	—

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	Per share amounts have been adjusted for a 1 for 3 reverse share split on December 19, 2022 (See Note 11 in the Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover (%)††
(1.21)	19.18	1.16	683,864	0.45	3.34	38.51
(1.10)	20.13	42.53	669,734	0.45	3.41	60.53
(1.52)	14.99	(30.12)	412,110	0.45	3.50	93.44
(1.75)	23.34	2.61	544,884	0.46	4.83	60.00
(1.55)	24.53	3.66	413,311	0.46	4.31	33.25

(0.94)	11.98	(18.12)	8,384	0.57	6.89	34.00
(0.71)	15.62	43.05	14,058	0.55	5.12	88.53
(0.70)	11.44	(25.24)	7,436	0.56	4.07	59.28
(1.03)	16.11	7.81	18,527	0.56	5.23	29.81
(1.25)	15.96	(5.59)	4,788	0.56	6.36	52.96

(2.65)	21.36	(30.80)	39,168	0.67	5.88	101.78
(2.22)	33.78	25.83	62,696	0.72	8.59	102.27
(2.40)	28.59	(21.01)	20,007	0.67	5.04	93.04
(2.64)	38.85	7.14	17,489	0.66	6.51	66.65
(2.73)	38.73	(14.10)	12,260	0.67	5.89	79.52

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X SuperDividend® REIT ETF
2022(1)	29.46	1.13	(7.14)	(6.01)	(1.10)	—	(0.70)
2021(1)	22.68	1.14	7.50	8.64	(1.23)	—	(0.63)
2020(1)	45.99	1.68	(22.23)	(20.55)	(2.58)	—	(0.18)
2019(1)	43.86	2.97	2.73	5.70	(3.57)	—	—
2018(1)	45.87	2.76	(0.84)	1.92	(3.93)	—	—
Global X NASDAQ 100® Covered Call ETF(2)
2022	22.82	0.05	(4.13)	(4.08)	(0.24)	(0.50)	(1.85)
2021	20.65	0.02	4.73	4.75	(2.58)	—	—
2020	23.10	0.06	(0.06)	—	(0.06)	—	(2.39)
2019	23.45	0.06	1.95	2.01	(1.83)	—	(0.53)
2018	24.30	0.07	1.71	1.78	(0.87)	(0.11)	(1.65)
Global X S&P 500® Covered Call ETF(2)
2022	50.37	0.45	(5.50)	(5.05)	(1.05)	(0.11)	(4.16)
2021	42.45	0.39	12.14	12.53	(4.61)	—	—
2020	49.39	0.56	(4.17)	(3.61)	(0.58)	—	(2.75)
2019	48.56	0.56	3.30	3.86	(2.27)	(0.39)	(0.37)
2018	50.10	0.62	1.88	2.50	(0.22)	(1.22)	(2.60)

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	Per share amounts have been adjusted for a 1 for 3 reverse share split on December 19, 2022 (See Note 11 in the Notes to Financial Statements.)
(2)
The financial statements include the financial information of the Predecessor Funds through December 21, 2018 (See Note 1 in Notes to Financial Statements). As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund. Accordingly, performance figures for the Fund for periods prior to the date of the Reorganization represent the performance of the Predecessor Fund.

(3)
Excluding broker fees on written options, the ratio of expenses to average net assets would have been 0.60% and 0.60% for the year ended October 31, 2020 and October 31, 2019, respectively. The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.60% and 0.60% for the year ended October 31, 2020 and year ended October 31, 2019.

(4)	Includes excise tax. If this excise expense was not included, the ratio would have been 0.60%.
(5)
Excluding broker fees on written options, the ratio of expenses to average net assets would have been 0.64% and 0.65% for the year ended October 31, 2020 and year ended October 31, 2019, respectively The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.64% and 0.65% for the year ended October 31, 2020 and year ended October 31, 2019.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover (%)††
(1.80)	21.65	(21.21)	286,655	0.59		4.36	82.67
(1.86)	29.46	38.84	467,934	0.58		3.99	59.44
(2.76)	22.68	(45.94)	311,625	0.58		5.74	106.23
(3.57)	45.99	13.68	364,790	0.59		6.71	34.16
(3.93)	43.86	4.30	118,408	0.59		6.15	41.61

(2.59)	16.15	(19.18)	6,397,648	0.60		0.25	31.11
(2.58)	22.82	23.89	5,036,215	0.60		0.11	19.99
(2.45)	20.65	0.21	1,325,642	0.67	(3)	0.27	27.87
(2.36)	23.10	9.39	768,036	0.85	(3)	0.26	11.82
(2.63)	23.45	7.44	395,202	0.68	(4)	0.30	15.00

(5.32)	40.00	(10.72)	1,934,545	0.60		1.00	15.60
(4.61)	50.37	30.67	669,855	0.60		0.80	4.84
(3.33)	42.45	(7.42)	103,992	0.71	(5)	1.22	7.29
(3.03)	49.39	8.40	133,353	0.87	(5)	1.16	3.92
(4.04)	48.56	4.97	77,701	0.65		1.22	4.00

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Russell 2000 Covered Call ETF
2022	25.18	0.19	(3.10)	(2.91)	(0.44)	(0.31)	(1.97)
2021	20.45	0.13	7.50	7.63	(2.90)	—	—
2020	25.24	0.12	(2.51)	(2.39)	(0.11)	(0.17)	(2.12)
2019(3)	25.00	0.09	1.37	1.46	(1.22)	—	—
Global X Dow 30® Covered Call ETF
2022(4)	24.13	0.22	(0.86)	(0.64)	(0.64)	—	(0.96)
Global X Nasdaq 100® Covered Call & Growth ETF
2022	33.09	0.06	(7.29)	(7.23)	(0.20)	(1.60)	(1.26)
2021	26.27	0.02	8.56	8.58	(1.76)	—	—
2020(6)	26.30	—	0.11	0.11	—	—	(0.14)

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)
The ratio of Expenses to Average Net Assets includes the effect of a waiver due to acquired fund fees and expenses. The ratio to Average Net Assets does not include acquired fund fees and expenses of the underlying investments, if applicable. If these offsets were excluded, the ratio would have been 0.60%, 0.60%, 0.68% and 0.97% for the year ended October 31, 2022 to the year ended October 31, 2019, respectively.

(2)
Includes fees charged by the Fund custodian that were reimbursed by the custodian to the Fund subsequent to the reporting period. Excluding these fees, the ratio to average net assets would have been 0.54%.

(3)	The Fund commenced operations on April 17, 2019.
(4)	The Fund commenced operations on February 23, 2022.
(5)
Includes fees charged by the Fund custodian that were reimbursed by the custodian to the Fund subsequent to the reporting period. Excluding these fees, the ratio to average net assets would have been 0.60%.

(6)	The Fund commenced operations on September 18, 2020.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††
(2.72)	19.55	(12.18)	1,342,241	0.55	(1)(2)	0.86		186.48
(2.90)	25.18	38.82	554,446	0.50	(1)	0.53		8.94
(2.40)	20.45	(9.18)	21,475	0.56	(1)	0.68		11.16
(1.22)	25.24	5.99	8,833	0.82	†(1)	0.68	†	5.82

(1.60)	21.89	(2.77)	52,985	0.61	†(5)	1.42	†	8.82

(3.06)	22.80	(23.57)	61,105	0.61	(5)	0.23		18.12
(1.76)	33.09	33.42	44,671	0.60		0.06		11.21
(0.14)	26.27	0.40	6,568	0.60	†	(0.10	)†	1.65

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X S&P 500® Covered Call & Growth ETF
2022	31.83	0.27	(4.03)	(3.76)	(0.42)	(1.10)	(1.08)
2021	24.69	0.22	8.29	8.51	(1.37)	—	—
2020(2)	25.22	0.02	(0.41)	(0.39)	(0.02)	—	(0.12)
Global X Russell 2000 Covered Call & Growth ETF
2022(3)	25.90	(0.01)	0.82	0.81	(0.13)	—	—
Global X SuperIncome™ Preferred ETF
2022	11.94	0.54	(2.13)	(1.59)	(0.65)	—	(0.03)
2021	11.12	0.61	0.89	1.50	(0.68)	—	—
2020	11.73	0.60	(0.53)	0.07	(0.65)	—	(0.03)
2019	11.49	0.66	0.32	0.98	(0.73)	—	(0.01)
2018	12.44	0.78	(0.88)	(0.10)	(0.85)	—	—

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
@
The ratio of Expenses to Average Net Assets includes the effect of a waiver due to acquired fund fees and expenses. The ratio to Average Net Assets does not include acquired fund fees and expenses of the underlying investments, if applicable. If these offsets were excluded, the ratio would have been 0.60% for the year ended October 31, 2022.

(1)
Includes fees charged by the Fund custodian that were reimbursed by the custodian to the Fund subsequent to the reporting period. Excluding these fees, the ratio to average net assets would have been 0.60%.

(2)	The Fund commenced operations on September 18, 2020.
(3)	The Fund commenced operations on October 4, 2022.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††
(2.60)	25.47	(12.63)	41,511	0.61	(1)	0.94		9.36
(1.37)	31.83	35.18	35,018	0.60		0.74		12.17
(0.14)	24.69	(1.60)	3,704	0.60	†	0.75	†	0.75

(0.13)	26.58	3.14	2,658	0.50	†@	(0.50	)†	—

(0.68)	9.67	(13.81)	195,159	0.58		5.04		39.39
(0.68)	11.94	13.71	234,953	0.58		5.13		98.47
(0.68)	11.12	0.81	184,015	0.58		5.47		67.65
(0.74)	11.73	8.87	201,092	0.58		5.72		55.98
(0.85)	11.49	(0.87)	186,154	0.58		6.48		105.48

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Renewable Energy Producers ETF
2022	16.82	0.15	(3.76)	(3.61)	(0.16)	—	—
2021	14.87	0.23	2.05	2.28	(0.30)	(0.03)	—
2020	13.79	0.41	1.13	1.54	(0.46)	—	—
2019	11.52	0.13	2.61	2.74	(0.47)	—	—
2018	12.53	0.37	(0.80)	(0.43)	(0.50)	—	(0.08)
Global X S&P 500® Catholic Values ETF
2022	57.22	0.61	(9.99)	(9.38)	(0.57)	(0.08)	—
2021	40.32	0.56	16.89	17.45	(0.55)	—	—
2020	37.23	0.58	3.08	3.66	(0.55)	(0.02)	—
2019	33.59	0.58	3.92	4.50	(0.81)	(0.05)	—
2018	31.83	0.58	1.60	2.18	(0.41)	(0.01)	—
Global X S&P Catholic Values Developed ex-U.S. ETF
2022	32.80	0.77	(9.11)	(8.34)	(0.79)	(0.37)	—
2021	24.98	0.70	7.71	8.41	(0.59)	—	—
2020(1)	25.05	0.19	(0.26)	(0.07)	—	—	—

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
@	The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.32% for the years ended October 31, 2018.
(1)	The Fund commenced operations on June 22, 2020.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††
(0.16)	13.05	(21.57)	90,970	0.66		1.01		18.33
(0.33)	16.82	15.37	146,976	0.65		1.39		55.97
(0.46)	14.87	11.39	66,192	0.65		2.89		29.27
(0.47)	13.79	24.34	26,205	0.65		1.01		87.06
(0.58)	11.52	(3.50)	15,556	0.65		3.07		33.50

(0.65)	47.19	(16.53)	549,288	0.29		1.17		6.79
(0.55)	57.22	43.54	593,985	0.29		1.09		8.29
(0.57)	40.32	9.89	379,053	0.29		1.51		5.55
(0.86)	37.23	13.86	275,511	0.29		1.66		8.54
(0.42)	33.59	6.86	147,789	0.29	@	1.72		4.33

(1.16)	23.30	(26.11)	5,592	0.35		2.83		12.83
(0.59)	32.80	33.79	4,264	0.35		2.22		17.17
—	24.98	(0.28)	2,498	0.35	†	2.02	†	4.04
The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Guru® Index ETF
2022	50.24	0.01	(16.72)	(16.71)	(0.01)	—	(0.04)
2021	37.31	0.69	13.14	13.83	(0.90)	—	—
2020	34.02	0.33	3.32	3.65	(0.34)	—	(0.02)
2019	30.09	0.12	4.02	4.14	(0.17)	—	(0.04)
2018	28.70	0.11	1.44	1.55	(0.16)	—	—
Global X S&P 500® Tail Risk ETF
2022	27.72	0.23	(4.00)	(3.77)	(0.16)	(0.58)	—
2021(1)	27.33	0.03	0.36	0.39	—	—	—
Global X S&P 500® Risk Managed Income ETF
2022	26.83	0.23	(3.38)	(3.15)	(0.52)	(0.07)	(2.04)
2021(1)	26.77	0.03	0.39	0.42	(0.36)	—	—

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on August 25, 2021.
(2)
Includes fees charged by the Fund custodian that were reimbursed by the custodian to the Fund subsequent to the reporting period. Excluding these fees, the ratio to average net assets would have been 0.61%.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††
(0.05)	33.48	(33.28)	46,535	0.75		0.02		111.39
(0.90)	50.24	37.43	75,856	0.75		1.47		121.91
(0.36)	37.31	10.84	55,961	0.75		0.96		124.90
(0.21)	34.02	13.90	56,134	0.75		0.38		126.44
(0.16)	30.09	5.40	57,180	0.75		0.36		112.64

(0.74)	23.21	(13.98)	3,017	0.61		0.92		7.40
—	27.72	1.43	3,604	0.60	†	0.58	†	6.21

(2.63)	21.05	(12.39)	24,634	0.63	(2)	0.97		21.62
(0.36)	26.83	1.60	5,902	0.60	†	0.57	†	7.08

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X S&P 500® Collar 95-110 ETF
2022	27.57	0.23	(2.77)	(2.54)	(0.16)	(0.40)	—
2021(2)	27.28	0.03	0.26	0.29	—	—	—
Global X NASDAQ 100® Tail Risk ETF
2022	25.59	0.04	(6.03)	(5.99)	(0.03)	(0.49)	—
2021(2)	25.13	(0.01)	0.47	0.46	—	—	—

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)
Includes fees charged by the Fund custodian that were reimbursed by the custodian to the Fund subsequent to the reporting period. Excluding these fees, the ratio to average net assets would have been 0.61%.

(2)	The Fund commenced operations on August 25, 2021.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††
(0.56)	24.47	(9.40)	3,915	0.64	(1)	0.90		8.96
—	27.57	1.06	3,308	0.60	†	0.58	†	6.44

(0.52)	19.08	(23.90)	1,908	0.61		0.19		13.88
—	25.59	1.83	3,326	0.60	†	(0.12	)†	1.71

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X NASDAQ 100® Risk Managed Income ETF
2022	24.12	0.04	(4.04)	(4.00)	(0.25)	—	(1.70)
2021(2)	24.60	(0.01)	(0.16)	(0.17)	—	—	(0.31)
Global X NASDAQ 100® Collar 95-110 ETF
2022	25.78	0.04	(3.38)	(3.34)	(0.02)	(0.42)	—
2021(2)	25.27	(0.01)	0.52	0.51	—	—	—

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)
Includes fees charged by the Fund custodian that were reimbursed by the custodian to the Fund subsequent to the reporting period. Excluding these fees, the ratio to average net assets would have been 0.61%.

(2)	The Fund commenced operations on August 25, 2021.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††
(1.95)	18.17	(17.24)	10,720	0.62	(1)	0.19		27.40
(0.31)	24.12	(0.69)	4,341	0.60	†	(0.15	)†	2.16

(0.44)	22.00	(13.19)	3,081	0.62	(1)	0.18		9.89
—	25.78	2.06	2,836	0.60	†	(0.11	)†	2.11

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements
October 31, 2022

1. ORGANIZATION

Global X Funds (the "Trust") is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open end management investment company. As of October 31, 2022, the Trust had one hundred and seven portfolios, ninety-seven of which were operational. The financial statements herein and the related notes pertain to the Global X Social Media ETF, Global X Lithium & Battery Tech ETF, Global X Disruptive Materials ETF, Global X E-commerce ETF, Global X Emerging Markets Internet & E-commerce ETF, Global X SuperDividend® ETF, Global X SuperDividend® U.S. ETF, Global X MSCI SuperDividend® EAFE ETF, Global X MSCI SuperDividend® Emerging Markets ETF, Global X SuperDividend® REIT ETF, Global X NASDAQ 100® Covered Call ETF, Global X S&P 500® Covered Call ETF, Global X Russell 2000 Covered Call ETF, Global X Dow 30® Covered Call ETF, Global X Nasdaq 100® Covered Call & Growth ETF, Global X S&P 500® Covered Call & Growth ETF, Global X Russell 2000 Covered Call & Growth ETF, Global X SuperIncome™ Preferred ETF, Global X Renewable Energy Producers ETF, Global X S&P 500® Catholic Values ETF, Global X S&P Catholic Values Developed ex-U.S. ETF, Global X Guru® Index ETF, Global X S&P 500® Tail Risk ETF, Global X S&P 500® Risk Managed Income ETF, Global X S&P 500® Collar 95-110 ETF, Global X NASDAQ 100® Tail Risk ETF, Global X NASDAQ 100® Risk Managed Income ETF and Global X NASDAQ 100® Collar 95-110 ETF (each a “Fund”, collectively, the “Funds”).

Each Fund (except the Global X SuperDividend® ETF, Global X SuperDividend® U.S. ETF, Global X MSCI SuperDividend® Emerging Markets ETF, Global X MSCI SuperDividend® EAFE ETF, Global X SuperDividend® REIT ETF, Global X SuperIncomeTM Preferred ETF, Global X Guru® Index ETF, Global X S&P 500® Catholic Values ETF, Global X Russell 2000 Covered Call ETF, Global X Dow 30® Covered Call ETF, Global X S&P 500® Covered Call ETF, Global X S&P 500® Covered Call & Growth ETF, Global X S&P 500® Tail Risk ETF, Global X S&P 500® Risk Managed Income ETF, and Global X S&P 500® Collar 95-110 ETF) has elected non-diversified status.

Global X Disruptive Materials ETF commenced operations on January 24, 2022.

Global X Dow 30® Covered Call ETF commenced operations on February 23, 2022.

Global X Russell 2000 Covered Call & Growth ETF commenced operations on October 4, 2022.

On December 24, 2018, the shareholders of the Horizons NASDAQ 100® Covered Call ETF and Horizons S&P 500® Covered Call ETF (each, a “Predecessor Fund” and together, the "Predecessor Funds") approved a proposed agreement and plan of reorganization (the "Reorganization") that provided for (a) the transfer of all the assets and assumption of certain of the liabilities of each Predecessor Fund to the Global X Nasdaq 100® Covered Call ETF and the Global X S&P 500® Covered Call ETF (together, the “Successor Funds”), respectively; (b) the issuance of shares of the Successor Fund to the shareholders of the

Notes to Financial Statements (Continued)
October 31, 2022

1. ORGANIZATION (continued)

corresponding Predecessor Fund; and (c) the liquidation and termination of the Predecessor Funds. The effective date of the Reorganization of each Predecessor Fund was December 24, 2018. The Successor Funds had no operations prior to the Reorganization. The Predecessor Funds had substantially similar investment objectives, investment strategies, policies and restrictions as those of the Successor Funds. The financial statements and financial highlights include the financial information of the Predecessor Funds through December 21, 2018.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds:

USE OF ESTIMATES – The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

RETURN OF CAPITAL ESTIMATES – Distributions received by the Funds from underlying master limited partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.

MLPs – Certain Funds may invest in MLPs. MLPs are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as an MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource-based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners: the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity.

Notes to Financial Statements (Continued)
October 31, 2022

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units.

Limited partners typically own the remainder of the partnership through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

SECURITY VALUATION - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market ("NASDAQ")), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ official closing price will be used.

If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Notes to Financial Statements (Continued)
October 31, 2022

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Options traded on an exchange will be valued at the mean of the bid and ask quotations for the current day at the close of the market. If either the bid or the ask is not available, the last closing price will be used.

Securities for which market prices are not "readily available" are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by Global X Management Company LLC, the Funds' investment adviser (the "Adviser"), and approved by the Funds' Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a fair value committee (the “Committee”) of the Adviser. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security's primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value a security if an event that may materially affect the value of the Funds’ security that is traded outside the United States (a “Significant Event”) has occurred between the time of the security's last close and the time that each Fund calculates its net asset value ("NAV"). A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their NAVs, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities

Notes to Financial Statements (Continued)
October 31, 2022

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

(Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at NAV as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, and fair value of investments for which the Funds do not have the ability to fully redeem tranches at NAV as of the measurement date or within the near term)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the year ended October 31, 2022, there have been no significant changes to the Funds’ fair valuation methodologies.

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

DUE TO/FROM BROKERS – Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties as of October 31, 2022. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business. In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.

REPURCHASE AGREEMENTS - Securities pledged as collateral for repurchase agreements by BNP Paribas are held by Brown Brothers Harriman & Co. (“BBH”) or the

Bank of New York Mellon ("BNY Mellon"), as appropriate, in their roles as Custodian to respective Funds (each, a "Custodian" and together, the "Custodians"), and are designated as being held on each Fund’s behalf by the Custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to

Notes to Financial Statements (Continued)
October 31, 2022

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.

It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the counterparty to a repurchase agreement defaults on its obligations, and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements

(“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under an MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.

As of October 31, 2022, the open repurchase agreements by counterparty which are subject to an MRA on a net payment basis are as follows:

		Fair Value
		of Non-cash	Cash
	Repurchase	Collateral	Collateral
	Agreements*	Received(1)	Received	Net Amount(2)
Global X Social Media ETF
BNP Paribas	$512,797	$512,797	$-	$-
Global X Lithium & Battery Tech ETF
BNP Paribas	$72,829,304	$72,829,304	$-	$-
Global X E-commerce ETF
BNP Paribas	$422,380	$422,380	$-	$-
Global X SuperDividend® ETF
BNP Paribas	$16,356,292	$16,356,292	$-	$-
Global X SuperDividend® U.S. ETF
BNP Paribas	$11,310,630	$11,310,630	$-	$-
Global X SuperDividend® REIT ETF
BNP Paribas	$12,266,545	$12,266,545	$-	$-
Global X SuperIncome™ Preferred ETF
BNP Paribas	$1,509,559	$1,509,559	$-	$-
Global X Renewable Energy Producers ETF
BNP Paribas	$379,249	$379,249	$-	$-
Global X Guru® Index ETF
BNP Paribas	$457,815	$457,815	$-	$-
* Repurchase agreements with an overnight and continuous maturity.
(1) Excess collateral received is not presented in the table above. Please refer to the Schedules of Investments for the market value of the collateral received for each Fund.
(2) Net Amount represents the net amount receivable due from the counterparty in the event of default.

Notes to Financial Statements (Continued)
October 31, 2022

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

FEDERAL INCOME TAXES – It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Code. Accordingly, no provisions for Federal income taxes have been made in the financial statements except as described below.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The

Funds did not record any tax positions in the current period; however, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), and on-going analysis of and changes to tax laws and regulations, and interpretations thereof.

If a Fund has foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of the Fund.

As of and during the reporting period ended October 31, 2022, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of

Operations. During the reporting period, the Funds did not incur any interest or penalties.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date. Amortization of premiums and accretion of discounts is included in interest income.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION – The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot

Notes to Financial Statements (Continued)
October 31, 2022

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – The Funds distribute their net investment income on a pro rata basis. Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.

INVESTMENTS IN REITs – With respect to the Funds, dividend income is recorded based on the income included in distributions received from REIT investments using published

REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

CREATION UNITS – The Funds issue and redeem their shares (“Shares”) on a continuous basis at net asset value (“NAV”) and only in large blocks of 10,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.

An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to the Fund’s Custodian, on the date of such redemption, regardless of the number of Creation Units redeemed that day.

Notes to Financial Statements (Continued)
October 31, 2022

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:

			Value at
	Creation Unit	Creation	October	Redemption
	Shares	Fee	31, 2022	Fee
Global X Social Media ETF	10,000	$300	$248,800	$300
Global X Lithium & Battery Tech ETF	10,000	1500	671,300	1500
Global X Disruptive Materials ETF	10,000	800	180,700	800
Global X E-commerce ETF	10,000	500	151,400	500
Global X Emerging Markets Internet &	10,000	800	163,800	800
E-commerce ETF
Global X SuperDividend® ETF	10,000	2000	230,500	2000
Global X SuperDividend® U.S. ETF	10,000	150	191,800	150
Global X MSCI SuperDividend® EAFE ETF	10,000	1000	119,800	1000
Global X MSCI SuperDividend® Emerging	10,000	1600	213,600	3000
Markets ETF
Global X SuperDividend® REIT ETF	10,000	250	216,600	250
Global X NASDAQ 100® Covered Call ETF	10,000	500	161,500	500
Global X S&P 500® Covered Call ETF	10,000	2000	400,000	2000
Global X Russell 2000 Covered Call ETF	10,000	250	195,500	250
Global X Dow 30® Covered Call ETF	10,000	250	218,900	250
Global X Nasdaq 100® Covered Call & Growth	10,000	500	228,000	500
ETF
Global X S&P 500® Covered Call & Growth ETF	10,000	1500	254,700	1500
Global X Russell 2000® Covered Call & Growth	10,000	250	265,800	250
ETF
Global X SuperIncome™ Preferred ETF	10,000	300	96,700	300
Global X Renewable Energy Producers ETF	10,000	800	130,500	500
Global X S&P 500® Catholic Values ETF	10,000	1300	471,900	1300
Global X S&P Catholic Values Developed ex-	10,000	8900	233,000	8900
U.S. ® ETF
Global X Guru® Index ETF	10,000	250	334,800	250
Global X S&P 500® Tail Risk ETF	10,000	2000	232,100	2000
Global X S&P 500® Risk Managed Income ETF	10,000	2000	210,500	2000
Global X S&P 500® Collar 95-110 ETF	10,000	2000	244,700	2000
Global X NASDAQ 100® Tail Risk ETF	10,000	500	190,800	500

Notes to Financial Statements (Continued)
October 31, 2022

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

			Value at
	Creation Unit	Creation	October	Redemption
	Shares	Fee	31, 2022	Fee
Global X NASDAQ 100® Risk Managed Income	10,000	500	181,700	500
ETF
Global X NASDAQ 100® Collar 95-110 ETF	10,000	500	220,000	500

CASH OVERDRAFT CHARGES – Per the terms of an agreement with BBH, if a Fund for which BBH is Custodian has a cash overdraft on a given day, it will be assessed an overdraft charge of LIBOR plus 2.00%. Per the terms of an agreement with BNY Mellon, if a Fund for which BNY Mellon is Custodian has a cash overdraft, it will be charged interest at a rate then charged by BNY Mellon to its institutional custody clients in the relevant currency. Cash overdraft charges are included in custodian fees on the Statements of Operations.

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS

On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae, which is a leading financial services company in Korea and is the headquarters for the Mirae Asset Global Investments

Group.

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides, or causes to be furnished, all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an "all-in" fee structure. For the Adviser’s service to the respective Funds, under a supervision and administration agreement (the "Supervision and Administration Agreement"), each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the Fund). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, custodian fees, acquired fund fees, and other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses).

Notes to Financial Statements (Continued)
October 31, 2022

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

The following table discloses supervision and administration fees payable pursuant to the Supervision and Administration Agreement:

Supervision and
Administration Fee
Global X Social Media ETF	0.65%
Global X Lithium & Battery Tech ETF	0.75%
Global X Disruptive Materials ETF	0.59%
Global X E-commerce ETF	0.50%
Global X Emerging Markets Internet & E-commerce ETF	0.65%
Global X SuperDividend® ETF	0.58%
Global X SuperDividend® U.S. ETF	0.45%
Global X MSCI SuperDividend® EAFE ETF	0.55%
Global X MSCI SuperDividend® Emerging Markets ETF	0.65%
Global X SuperDividend® REIT ETF	0.58%
Global X NASDAQ 100® Covered Call ETF	0.60%
Global X S&P 500® Covered Call ETF	0.60%
Global X Russell 2000 Covered Call ETF*	0.60%
Global X Dow 30® Covered Call ETF	0.60%
Global X Nasdaq 100® Covered Call & Growth ETF	0.60%
Global X S&P 500® Covered Call & Growth ETF	0.60%
Global X Russell 2000 Covered Call & Growth ETF**	0.60%
Global X SuperIncomeTM Preferred ETF	0.58%
Global X Renewable Energy Producers ETF	0.65%
Global X S&P 500® Catholic Values ETF	0.29%
Global X S&P Catholic Values Developed ex-U.S. ETF	0.35%
Global X Guru® Index ETF	0.75%
Global X S&P 500® Tail Risk ETF	0.60%
Global X S&P 500® Risk Managed Income ETF	0.60%
Global X S&P 500® Collar 95-110 ETF	0.60%
Global X NASDAQ 100® Tail Risk ETF	0.60%
Global X NASDAQ 100® Risk Managed Income ETF	0.60%
Global X NASDAQ 100® Collar 95-110 ETF	0.60%

*Pursuant to an expense limitation agreement in existence between the Global X Russell 2000 Covered Call ETF (the "Fund") and the Adviser, the Adviser agreed to waive or reimburse fees and/or limit Fund expenses to the extent necessary to assure that the operating expenses of the Fund, exclusive

Notes to Financial Statements (Continued)
October 31, 2022

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses) will not exceed 0.60% of the Fund’s average daily net assets per year, until at least March 1, 2024.

**Pursuant to an expense limitation agreement in existence between the Global X Russell 2000 Covered Call & Growth ETF (the "Fund") and the Adviser, the Adviser agreed to waive or reimburse fees and/or limit Fund expenses to the extent necessary to assure that the operating expenses of the Fund, exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses) will not exceed 0.60% of the

Fund’s average daily net assets per year, until at least September 27, 2023.

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements, and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees, and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as the Funds’ underwriter and distributor of Creation Units pursuant to a distribution agreement. SIDCO has no obligation to sell any specific quantity of Shares.

SIDCO bears the following costs and expenses relating to the distribution of Shares: (1) the costs of processing and maintaining records of creations of Creation Units; (2) all costs of maintaining the records required of a registered broker/dealer; (3) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (4) filing fees; and (5) all other expenses incurred in connection with the distribution services as contemplated in the distribution agreement. SIDCO receives no fee from the Funds for its distribution services under the distribution agreement, rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

BBH serves as Custodian and transfer agent of the Funds’ assets, with the exception of the Global X Russell 2000 Covered Call & Growth ETF. As a Custodian, BBH has agreed, for the Funds which it serves as Custodian, to (1) make receipts and disbursements of money on behalf of the Funds; (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments; (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As transfer agent, BBH has agreed to (1) issue and redeem Shares of each Fund; (2) make dividend and other distributions to shareholders of each Fund; (3) respond to correspondence by

Notes to Financial Statements (Continued)
October 31, 2022

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

shareholders and others relating to its duties; (4) maintain shareholder accounts; and (5) make periodic reports to the Funds. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

BNY Mellon serves as Custodian and transfer agent to the Global X Russell 2000 Covered Call & Growth ETF. BNY Mellon may appoint domestic and foreign sub-custodians and use depositories from time to time to hold securities and other instruments purchased by the Trust in foreign countries and to hold cash and currencies for the Trust. BNY Mellon also serves as the Global X Russell 2000 Covered Call & Growth ETF's transfer agent. Under its transfer agency agreement with the Trust, BNY Mellon has undertaken with the Trust to provide the following services with respect to the Global X Russell 2000 Covered Call & Growth ETF: (i) perform and facilitate the performance of purchases and redemptions of Creation Units, (ii) prepare and transmit by means of Depository Trust Company’s book-entry system payments for dividends and distributions on or with respect to the Shares declared by the Trust on behalf of the Fund, as applicable, (iii) prepare and deliver reports, information and documents as specified in the transfer agency agreement, (iv) perform the customary services of a transfer agent and dividend disbursing agent, and (v) render certain other miscellaneous services as specified in the transfer agency agreement or as otherwise agreed upon.

Notes to Financial Statements (Continued)
October 31, 2022

4. INVESTMENT TRANSACTIONS

For the year ended October 31, 2022, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities

		Sales and
	Purchases	Maturities
Global X Social Media ETF	$51,201,085	$60,642,317
Global X Lithium & Battery Tech ETF	1,965,674,898	1,846,039,750
Global X Disruptive Materials ETF	2,492,173	971,555
Global X E-commerce ETF	27,416,932	28,432,218
Global X Emerging Markets Internet & E-commerce ETF	798,182	826,592
Global X SuperDividend® ETF	814,733,517	743,082,048
Global X SuperDividend® U.S. ETF	266,303,132	294,651,401
Global X MSCI SuperDividend® EAFE ETF	3,952,207	3,813,319
Global X MSCI SuperDividend® Emerging Markets ETF	70,513,629	65,685,720
Global X SuperDividend® REIT ETF	304,888,230	313,304,597
Global X NASDAQ 100® Covered Call ETF	2,066,382,898	2,266,781,914
Global X S&P 500® Covered Call ETF	224,116,910	303,725,383
Global X Russell 2000 Covered Call ETF	2,131,176,431	2,126,300,401
Global X Dow 30® Covered Call ETF	2,332,057	3,751,546
Global X Nasdaq 100® Covered Call & Growth ETF	10,597,774	13,703,727
Global X S&P 500® Covered Call & Growth ETF	3,619,647	4,948,212
Global X Russell 2000 Covered Call & Growth ETF	67,807	–
Global X SuperIncome™ Preferred ETF	82,916,537	83,560,478
Global X Renewable Energy Producers ETF	21,438,205	24,976,306
Global X S&P 500® Catholic Values ETF	40,621,362	39,474,866
Global X S&P Catholic Values Developed ex-U.S. ETF	760,133	675,727
Global X Guru® Index ETF	63,775,704	63,712,704
Global X S&P 500® Tail Risk ETF	238,579	293,972
Global X S&P 500® Risk Managed Income ETF	4,242,444	4,386,747
Global X S&P 500® Collar 95-110 ETF	517,937	330,938
Global X NASDAQ 100® Tail Risk ETF	390,852	423,574
Global X NASDAQ 100® Risk Managed Income ETF	4,143,076	3,021,014
Global X NASDAQ 100® Collar 95-110 ETF	915,705	366,693

During the year ended October 31, 2022, there were no purchases or sales of long-term U.S. Government securities for the Funds.

Notes to Financial Statements (Continued)
October 31, 2022

4. INVESTMENT TRANSACTIONS (continued)

For the year ended October 31, 2022, in-kind transactions associated with creations and redemptions were:

		Sales and	Realized
2022	Purchases	Maturities	Gain/(Loss)
Global X Social Media ETF	$3,068,353	$83,988,831	$(9,540,595)
Global X Lithium & Battery Tech ETF	450,406,166	490,596,683	201,189,438
Global X Disruptive Materials ETF	4,336,469	982,594	44,173
Global X E-commerce ETF	21,340,199	94,186,377	(19,348,684)
Global X Emerging Markets Internet & E-commerce ETF	–	155,764	(74,102)
Global X SuperDividend® ETF	85,863,761	18,953,294	2,334,467
Global X SuperDividend® U.S. ETF	151,468,436	89,175,458	13,338,234
Global X MSCI SuperDividend® EAFE ETF	–	3,097,137	169,109
Global X MSCI SuperDividend® Emerging Markets ETF	5,479,273	6,352,526	563,637
Global X SuperDividend® REIT ETF	2,790,082	72,814,635	6,195,344
Global X NASDAQ 100® Covered Call ETF	4,172,134,826	429,153,207	203,029,105
Global X S&P 500® Covered Call ETF	1,762,470,120	73,555,060	24,601,078
Global X Russell 2000 Covered Call ETF	1,168,841,485	64,274,433	2,562,052
Global X Dow 30® Covered Call ETF	56,833,434	–	–
Global X Nasdaq 100® Covered Call & Growth ETF	56,398,638	16,836,948	3,242,388
Global X S&P 500® Covered Call & Growth ETF	28,899,595	14,157,393	1,900,165
Global X Russell 2000 Covered Call & Growth ETF	2,589,444	–	–
Global X SuperIncome™ Preferred ETF	23,318,563	20,187,398	525,934
Global X Renewable Energy Producers ETF	26,235,712	47,968,614	4,674,235
Global X S&P 500® Catholic Values ETF	144,509,166	72,947,409	27,191,057
Global X S&P Catholic Values Developed ex-U.S. ETF	3,061,738	–	–
Global X Guru® Index ETF	2,090,830	6,742,607	768,480
Global X S&P 500® Tail Risk ETF	–	–	–
Global X S&P 500® Risk Managed Income ETF	30,889,711	7,071,974	639,015
Global X S&P 500® Collar 95-110 ETF	1,001,485	–	–
Global X NASDAQ 100® Tail Risk ETF	1,334,937	1,934,246	(38,325)
Global X NASDAQ 100® Risk Managed Income ETF	15,602,681	5,869,329	(131,015)
Global X NASDAQ 100® Collar 95-110 ETF	1,704,952	832,444	(38,369)

To the extent consistent with their investment policies, certain Funds may either purchase or write options.

When a Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund’s Statement of Assets and Liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the current bid price. If an option purchased by a Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the

Notes to Financial Statements (Continued)
October 31, 2022

4. INVESTMENT TRANSACTIONS (continued)

stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

Risks may arise from an imperfect correlation between the change in market value of the securities held and the prices of options relating to the securities purchased or sold and from possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option. Written uncovered call options subject a Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options expose a Fund to risk of loss if the value of the security declines below the strike price.

The Global X NASDAQ 100® Covered Call ETF, Global X S&P 500® Covered Call ETF, Global X Russell 2000 Covered Call ETF, Global X Dow 30® Covered Call ETF, Global X Nasdaq 100® Covered Call & Growth ETF, Global X S&P 500® Covered Call & Growth ETF, Global X Russell 2000 Covered Call & Growth ETF, Global X S&P 500® Tail Risk ETF, Global X S&P 500® Risk Managed Income ETF, Global X S&P 500® Collar 95-110 ETF, Global X Nasdaq 100® Tail Risk ETF, Global X Nasdaq 100® Risk Managed Income ETF, and Global X Nasdaq 100® Collar 95-110 ETF may write covered call and/ or put options that correspond to their respective reference index. By writing a covered call option, a Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the strike price should the market price of the underlying security increase. Conversely, by writing a put option, the Fund, in exchange for the premium, accepts the risk of having to purchase a security at a fixed strike price even should the price of the underlying security decrease, exposing the Fund to downside risk in the underlying security.

When the written option expires, is terminated or is sold, a Fund will record a gain or loss. The net realized gain or loss on options contracts is reflected in the Statements of Operations and the net unrealized gains/(losses) are included as a component of the net change in unrealized appreciation/(depreciation) on options contracts in the Statements of Operations.

5. DERIVATIVE TRANSACTIONS

The following tables show the derivatives categorized by underlying risk exposure.

The fair value of derivative instruments as of October 31, 2022 was as follows:

Notes to Financial Statements (Continued)
October 31, 2022

5. DERIVATIVE TRANSACTIONS (continued)

Asset Derivatives			Liability Derivatives
Statements of Assets and Liability Location		Fair Value	Statements of Assets and Liability Location		Fair Value
Derivatives not accounted for as hedging instruments:
Global X NASDAQ 100® Covered Call ETF
Equity contracts	Investments purchased, at value	$–	Equity contracts	Options written, at value	$321,715,990
Total Derivatives not accounted for as hedging instruments		$–			$321,715,990

Asset Derivatives			Liability Derivatives
Statements of Assets and Liability Location		Fair Value	Statements of Assets and Liability Location		Fair Value
Derivatives not accounted for as hedging instruments:
Global X S&P 500® Covered Call ETF
Equity contracts	Investments purchased, at value	$–	Equity contracts	Options written, at value	$117,689,855
Total Derivatives not accounted for as hedging instruments		$–			$117,689,855

Asset Derivatives			Liability Derivatives
Statements of Assets and Liability Location		Fair Value	Statements of Assets and Liability Location		Fair Value
Derivatives not accounted for as hedging instruments:
Global X Russell 2000 Covered Call ETF
Equity contracts	Investments purchased, at value	$–	Equity contracts	Options written, at value	$121,998,740
Total Derivatives not accounted for as hedging instruments		$–			$121,998,740

Asset Derivatives			Liability Derivatives
Statements of Assets and Liability Location		Fair Value	Statements of Assets and Liability Location		Fair Value
Derivatives not accounted for as hedging instruments:
Global X Dow 30® Covered Call ETF
Equity contracts	Investments purchased, at value	$–	Equity contracts	Options written, at value	$4,086,998
Total Derivatives not accounted for as hedging instruments		$–			$4,086,998

Notes to Financial Statements (Continued)
October 31, 2022

5. DERIVATIVE TRANSACTIONS (continued)

Asset Derivatives			Liability Derivatives
Statements of Assets and Liability Location		Fair Value	Statements of Assets and Liability Location		Fair Value
Derivatives not accounted for as hedging instruments:
Global X Nasdaq 100® Covered Call & Growth ETF
Equity contracts	Investments purchased, at value	$–	Equity contracts	Options written, at value	$1,488,595
Total Derivatives not accounted for as hedging instruments		$–			$1,488,595

Asset Derivatives			Liability Derivatives
Statements of Assets and Liability Location		Fair Value	Statements of Assets and Liability Location		Fair Value
Derivatives not accounted for as hedging instruments:
Global X S&P 500® Covered Call & Growth ETF
Equity contracts	Investments purchased, at value	$–	Equity contracts	Options written, at value	$1,225,516
Total Derivatives not accounted for as hedging instruments		$–			$1,225,516

Asset Derivatives			Liability Derivatives
Statements of Assets and Liability Location		Fair Value	Statements of Assets and Liability Location		Fair Value
Derivatives not accounted for as hedging instruments:
Global X Russell 2000 Covered Call & Growth ETF
Equity contracts	Investments purchased, at value	$–	Equity contracts	Options written, at value	$114,419
Total Derivatives not accounted for as hedging instruments		$–			$114,419

Asset Derivatives			Liability Derivatives
Statements of Assets and Liability Location		Fair Value	Statements of Assets and Liability Location		Fair Value
Derivatives not accounted for as hedging instruments:
Global X S&P 500® Tail Risk ETF
Equity contracts	Investments purchased, at value	$20,828	Equity contracts	Options written, at value	$–
Total Derivatives not accounted for as hedging instruments		$20,828			$–

Notes to Financial Statements (Continued)
October 31, 2022

5. DERIVATIVE TRANSACTIONS (continued)

Asset Derivatives			Liability Derivatives
Statements of Assets and Liability Location		Fair Value	Statements of Assets and Liability Location		Fair Value
Derivatives not accounted for as hedging instruments:
Global X S&P 500® Risk Management Income ETF
Equity contracts	Investments purchased, at value	$45,768	Equity contracts	Options written, at value	$1,494,402
Total Derivatives not accounted for as hedging instruments		$45,768			$1,494,402

Asset Derivatives			Liability Derivatives
Statements of Assets and Liability Location		Fair Value	Statements of Assets and Liability Location		Fair Value
Derivatives not accounted for as hedging instruments:
Global X S&P 500® Collar 95-110 ETF
Equity contracts	Investments purchased, at value	$59,515	Equity contracts	Options written, at value	$20,585
Total Derivatives not accounted for as hedging instruments		$59,515			$20,585

Asset Derivatives			Liability Derivatives
Statements of Assets and Liability Location		Fair Value	Statements of Assets and Liability Location		Fair Value
Derivatives not accounted for as hedging instruments:
Global X Nasdaq 100® Tail Risk ETF
Equity contracts	Investments purchased, at value	$30,870	Equity contracts	Options written, at value	$–
Total Derivatives not accounted for as hedging instruments		$30,870			$–

Asset Derivatives			Liability Derivatives
Statements of Assets and Liability Location		Fair Value	Statements of Assets and Liability Location		Fair Value
Derivatives not accounted for as hedging instruments:
Global X Nasdaq 100® Risk Management Income ETF
Equity contracts	Investments purchased, at value	$60,740	Equity contracts	Options written, at value	$536,740
Total Derivatives not accounted for as hedging instruments		$60,740			$536,740

5. DERIVATIVE TRANSACTIONS (continued)

Asset Derivatives			Liability Derivatives
Statements of Assets and Liability Location		Fair Value	Statements of Assets and Liability Location		Fair Value
Derivatives not accounted for as hedging instruments:
Global X Nasdaq 100® Collar 95-110 ETF
Equity contracts	Investments purchased, at value	$94,325	Equity contracts	Options written, at value	$15,280
Total Derivatives not accounted for as hedging instruments		$94,325			$15,280

The effect of derivative instruments on the Statements of Operations for the year ended October 31, 2022: Amount of realized gain or (loss) on derivatives recognized in income:

	Purchased Options	Written Options	Total
Global X NASDAQ 100® Covered Call ETF
Equity contracts	$309,965,446	$236,530,037	$546,495,483
Global X S&P 500® Covered Call ETF
Equity contracts	$–	$66,176,874	$66,176,874
Global X Russell 2000 Covered Call ETF
Equity contracts	$–	$111,479,681	$111,479,681
Global X Dow 30® Covered Call ETF
Equity contracts	$–	$(258,366)	$(258,366)
Global X Nasdaq 100® Covered Call & Growth ETF
Equity contracts	$1,035,116	$1,512,432	$2,547,548
Global X S&P 500® Covered Call & Growth ETF
Equity contracts	$382,385	$695,347	$1,077,732
Global X Russell 2000 Covered Call & Growth ETF
Equity contracts	$–	$27,432	$27,432
Global X S&P 500® Tail Risk ETF
Equity contracts	$12,305	$–	$12,305
Global X S&P 500® Risk Managed Income ETF
Equity contracts	$1,034,185	$302,290	$1,336,475
Global X S&P 500® Collar 95-110 ETF
Equity contracts	$101,661	$79,581	$181,242
Global X NASDAQ 100® Tail Risk ETF
Equity contracts	$1,806	$–	$1,806
Global X NASDAQ 100® Risk Managed Income ETF
Equity contracts	$1,331,844	$484,654	$1,816,498
Global X NASDAQ 100® Collar 95-110 ETF
Equity contracts	$391,807	$210,467	$602,274

Notes to Financial Statements (Continued)
October 31, 2022

Change in unrealized appreciation or (depreciation) on derivatives recognized in income:

	Purchased Options	Written Options	Total
Global X NASDAQ 100® Covered Call ETF
Equity contracts	$–	$137,334,997	$137,334,997
Global X S&P 500® Covered Call ETF
Equity contracts	$–	$(32,226,391)	$(32,226,391)
Global X Russell 2000 Covered Call ETF
Equity contracts	$–	$(63,527,543)	$(63,527,543)
Global X Dow 30® Covered Call ETF
Equity contracts	$–	$(2,286,912)	$(2,286,912)
Global X Nasdaq 100® Covered Call & Growth ETF
Equity contracts	$–	$572,453	$572,453
Global X S&P 500® Covered Call & Growth ETF
Equity contracts	$–	$(120,239)	$(120,239)
Global X Russell 2000 Covered Call & Growth ETF
Equity contracts	$–	$(57,991)	$(57,991)
Global X S&P 500® Tail Risk ETF
Equity contracts	$(1,120)	$–	$(1,120)
Global X S&P 500® Risk Managed Income ETF
Equity contracts	$(204,000)	$(471,113)	$(675,113)
Global X S&P 500® Collar 95-110 ETF
Equity contracts	$(9,261)	$22,060	$12,799
Global X NASDAQ 100® Tail Risk ETF
Equity contracts	$17,998	$–	$17,998
Global X NASDAQ 100® Risk Managed Income ETF
Equity contracts	$(91,059)	$90,428	$(631)
Global X NASDAQ 100® Collar 95-110 ETF
Equity contracts	$14,841	$49,958	$64,799

Notes to Financial Statements (Continued)
October 31, 2022

5. DERIVATIVE TRANSACTIONS (continued)

The following table discloses the average quarterly balances of the Funds' derivative activity during the year ended October 31, 2022:

	Short Avg	Long Avg
Global X NASDAQ 100® Covered Call ETF	$(215,175,083)	$-
Global X S&P 500® Covered Call ETF	(38,574,523)	-
Global X Russell 2000 Covered Call ETF	(36,599,863)	-
Global X Dow 30® Covered Call ETF	(582,340)	-
Global X Nasdaq 100® Covered Call & Growth ETF	(957,605)	-
Global X S&P 500® Covered Call & Growth ETF	(478,242)	-
Global X Russell 2000 Covered Call & Growth ETF	(56,428)	-
Global X S&P 500® Tail Risk ETF	-	55,528
Global X S&P 500® Risk Managed Income ETF	(517,224)	246,907
Global X S&P 500® Collar 95-110 ETF	(26,810)	104,369
Global X NASDAQ 100® Tail Risk ETF	-	68,390
Global X NASDAQ 100® Risk Managed Income ETF	(352,767)	199,901
Global X NASDAQ 100® Collar 95-110 ETF	(61,379)	130,033

6. TAX INFORMATION

The Global X SuperDividend® REIT ETF has a tax year that ends on December 31. The following tax disclosures are representative as of October 31, 2022. Accordingly, the disclosures are for informational use by shareholders and are subject to change attributable to activity through the end of the tax year ending December 31, 2022.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The following differences, primarily attributable to preferred stock interest, foreign currency, redemptions in-kind, REIT adjustments, MLP adjustments, net operating loss, return of capital distribution and sales of passive foreign investment companies have been reclassified to/from the following accounts during the fiscal year ended October 31, 2022:

Notes to Financial Statements (Continued)
October 31, 2022

6. TAX INFORMATION (continued)

		Distributable
	Paid-in	Earnings
Global X Funds	Capital	(Loss)
Global X Social Media ETF	$(12,137,083)	$12,137,083
Global X Lithium & Battery Tech ETF	195,470,832	(195,470,832)
Global X Disruptive Materials ETF	44,173	(44,173)
Global X E-commerce ETF	(20,089,013)	20,089,013
Global X Emerging Markets Internet & E-commerce ETF	(98,280)	98,280
Global X SuperDividend® ETF	2,068,202	(2,068,202)
Global X SuperDividend® U.S. ETF	10,585,698	(10,585,698)
Global X MSCI SuperDividend® EAFE ETF	141,193	(141,193)
Global X MSCI SuperDividend® Emerging Markets ETF	556,704	(556,704)
Global X SuperDividend® REIT ETF	12,936,051	(12,936,051)
Global X NASDAQ 100® Covered Call ETF	203,028,884	(203,028,884)
Global X S&P 500® Covered Call ETF	24,549,893	(24,549,893)
Global X Russell 2000 Covered Call ETF	2,562,029	(2,562,029)
Global X Nasdaq 100® Covered Call & Growth ETF	3,242,386	(3,242,386)
Global X S&P 500® Covered Call & Growth ETF	1,899,560	(1,899,560)
Global X SuperIncome™ Preferred ETF	60,529	(60,529)
Global X Renewable Energy Producers ETF	4,383,742	(4,383,742)
Global X S&P 500® Catholic Values ETF	26,664,012	(26,664,012)
Global X Guru® Index ETF	694,675	(694,675)
Global X S&P 500® Risk Managed Income ETF	638,874	(638,874)
Global X NASDAQ 100® Tail Risk ETF	(38,325)	38,325
Global X NASDAQ 100® Risk Managed Income ETF	(131,015)	131,015
Global X NASDAQ 100® Collar 95-110 ETF	(38,369)	38,369

6. TAX INFORMATION (continued)

The tax character of dividends and distributions declared during the periods ended October 31, 2022 and October 31, 2021 were as follows:

Notes to Financial Statements (Continued)
October 31, 2022

	Long-Term
Global X Funds	Ordinary Income	Capital Gain	Return of Capital	Totals
Global X Social Media ETF
2022	$–	$–	$663,636	$663,636
2021	–	–	–	–
Global X Lithium & Battery Tech ETF
2022	$13,550,903	$–	$–	$13,550,903
2021	4,617,167	–	–	4,617,167
Global X Disruptive Materials ETF
2022	$47,516	$–	$–	$47,516
Global X E-commerce ETF
2022	$283,940	$613,980	$66,565	$964,485
2021	1,105,636	–	–	1,105,636
Global X Emerging Markets Internet & E-commerce ETF
2022	$–	$–	$9,979	$9,979
2021	–	–	–	–
Global X SuperDividend® ETF
2022	$68,726,670	$–	$25,091,152	$93,817,822
2021	65,648,210	–	–	65,648,210
Global X SuperDividend® U.S. ETF
2022	$27,892,254	$–	$13,969,909	$41,862,163
2021	31,364,614	–	3,660,741	35,025,355
Global X MSCI SuperDividend® EAFE ETF
2022	$742,260	$–	$–	$742,260
2021	542,165	–	–	542,165
Global X MSCI SuperDividend® Emerging Markets ETF
2022	$5,018,224	$–	$1,057,591	$6,075,815
2021	2,831,439	–	–	2,831,439
Global X SuperDividend® REIT ETF
2022	$19,134,864	$–	$9,960,386	$29,095,250
2021	21,690,155	–	9,729,725	31,419,880
Global X NASDAQ 100® Covered Call ETF
2022	$211,906,795	$–	$642,111,562	$854,018,357
2021	320,053,733	–	–	320,053,733
Global X S&P 500® Covered Call ETF
2022	$35,714,783	$–	$133,893,882	$169,608,665
2021	26,627,258	–	–	26,627,258
Global X Russell 2000 Covered Call ETF
2022	$32,998,311	$–	$105,055,357	$138,053,668
2021	21,788,088	–	–	21,788,088
Global X Dow 30® Covered Call ETF
2022	$734,788	$–	$1,115,840	$1,850,628

Notes to Financial Statements (Continued)
October 31, 2022

6. TAX INFORMATION (continued)

	Long-Term
Global X Funds	Ordinary Income	Capital Gain	Return of Capital	Totals
Global X Nasdaq 100® Covered Call & Growth ETF
2022	$3,262,405	$–	$2,741,520	$6,003,925
2021	919,727	–	–	919,727
Global X S&P 500® Covered Call & Growth ETF
2022	$1,862,038	$3,646	$1,465,030	$3,330,714
2021	376,497	–	–	376,497
Global X Russell 2000 Covered Call & Growth ETF
2022	$12,860	$–	$–	$12,860
Global X SuperIncome™ Preferred ETF
2022	$12,532,497	$–	$653,473	$13,185,970
2021	12,037,890	–	–	12,037,890
Global X Renewable Energy Producers ETF
2022	$1,233,925	$–	$–	$1,233,925
2021	1,677,449	177,538	–	1,854,987
Global X S&P 500® Catholic Values ETF
2022	$6,232,670	$930,733	$–	$7,163,403
2021	5,511,704	–	–	5,511,704
Global X S&P Catholic Values Developed ex-U.S. ETF
2022	$188,641	$15,110	$–	$203,751
2021	59,322	–	–	59,322
Global X Guru® Index ETF
2022	$14,584	$–	$63,227	$77,811
2021	1,352,859	–	–	1,352,859
Global X S&P 500® Tail Risk ETF
2022	$91,737	$4,597	$–	$96,334
2021	–	–	–	–
Global X S&P 500® Risk Managed Income ETF
2022	$472,058	$–	$1,738,194	$2,210,252
2021	51,640	–	–	51,640
Global X S&P 500® Collar 95-110 ETF
2022	$70,495	$413	$–	$70,908
2021	–	–	–	–
Global X NASDAQ 100® Tail Risk ETF
2022	$66,715	$–	$–	$66,715
2021	–	–	–	–
Global X NASDAQ 100® Risk Managed Income ETF
2022	$128,024	$–	$869,114	$997,138
2021	–	–	52,273	52,273
Global X NASDAQ 100® Collar 95-110 ETF
2022	$55,614	$2,343	$–	$57,957
2021	–	–	–	–

Notes to Financial Statements (Continued)
October 31, 2022

6. TAX INFORMATION (continued)

As of October 31, 2022, the components of tax basis accumulated losses were as follows:

	Global X Funds

		Global X
		Lithium &
	Global X Social	Battery Tech	Global X
	Media ETF	ETF	Materials ETF
Undistributed Ordinary Income	$–	$26,883,131	$32,402
Capital Loss Carryforwards	(77,229,843)	(335,683,668)	(200,454)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(149,327,060)	221,549,847	(1,290,732)
Other Temporary Differences	1	(8)	(92)
Total Accumulated Losses	$(226,556,902)	$(87,250,698)	$(1,458,876)

	Global X Funds
		Global X
		Emerging
		Markets
	Global X	Internet &	Global X
	E-commerce	E-commerce	SuperDividend®
	ETF	ETF	ETF
Capital Loss Carryforwards	(12,071,474)	(1,599,773)	(699,715,191)
Unrealized Depreciation on Investments and Foreign Currency	(63,385,153)	(2,395,942)	(246,083,387)
Late Year Loss Deferral	(62,414)	–	–
Other Temporary Differences	2	1	(18)
Total Accumulated Losses	$(75,519,039)	$(3,995,714)	$(945,798,596)

	Global X Funds
			Global X
	Global X	Global X MSCI	SuperDividend®
	SuperDividend®	SuperDividend®	Emerging
	U.S. ETF	EAFE ETF	Markets ETF
Undistributed Ordinary Income	$–	$95,160	$–
Capital Loss Carryforwards	(134,969,709)	(1,384,198)	(22,388,003)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	7,344,913	(2,477,036)	(15,104,428)
Other Temporary Differences	7	(4)	–
Total Accumulated Losses	$(127,624,789)	$(3,766,078)	$(37,492,431)

Notes to Financial Statements (Continued)
October 31, 2022

6. TAX INFORMATION (continued)

	Global X Funds
		Global X
	Global X	NASDAQ 100®	Global X S&P
	SuperDividend®	Covered Call	500® Covered
	REIT ETF(1)	ETF	Call ETF
Capital Loss Carryforwards	(225,141,660)	(1,640,040,541)	(242,032,972)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	21,078,674	(1)	–
Other Temporary Differences	(2,248,500)	(64,418,861)	(19,380,486)
Total Accumulated Losses	$(206,311,486)	$(1,704,459,403)	$(261,413,458)

	Global X Funds
			Global X
	Global X Russell	Global X Dow	Nasdaq 100®
	2000 Covered	30® Covered	Covered Call &
	Call ETF	Call ETF	Growth ETF
Capital Loss Carryforwards	(165,351,194)	(968,750)	(19,799,268)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(307)	1	1
Other Temporary Differences	(13,251,278)	(496,111)	(292,457)
Total Accumulated Losses	$(178,602,779)	$(1,464,860)	$(20,091,724)

	Global X Funds
	Global X S&P	Global X Russell
	500® Covered	2000 Covered	Global X
	Call & Growth	Call & Growth	SuperIncome™
	ETF	ETF	Preferred ETF
Undistributed Ordinary Income	$–	$78,834	$–
Undistributed Long-Term Capital Gain	–	2,217	–
Capital Loss Carryforwards	(7,204,713)	–	(68,984,053)
Unrealized Depreciation on Investments and Foreign Currency	–	(1)	(27,694,893)
Other Temporary Differences	(199,676)	(12,859)	4
Total Distributable Earnings (Accumulated Losses)	$(7,404,389)	$68,191	$(96,678,942)

	Global X Funds
	Global X		Global X S&P
	Renewable	Global X	Catholic Values
	Energy	500® Catholic	Developed ex-
	Producers ETF	Values ETF	U.S. ETF
Undistributed Ordinary Income	$190,789	$2,815,266	$37,069
Capital Loss Carryforwards	(6,143,058)	(2,533,395)	(46,396)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(31,066,005)	34,574,417	(1,070,631)
Other Temporary Differences	5	4	1
Total Distributable Earnings (Accumulated Losses)	$(37,018,269)	$34,856,292	$(1,079,957)

Notes to Financial Statements (Continued)
October 31, 2022

6. TAX INFORMATION (continued)

	Global X Funds
			Global X S&P
		Global X S&P	500® Risk
	Global X Guru®	500® Tail Risk	Managed
	Index ETF	ETF	Income ETF
Undistributed Ordinary Income	$–	$11,918	$–
Capital Loss Carryforwards	(17,381,906)	(520,630)	(3,696,968)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(6,777,757)	–	1
Other Temporary Differences	(7)	–	(247,338)
Total Accumulated Losses	$(24,159,670)	$(508,712)	$(3,944,305)

	Global X Funds
			Global X
	Global X S&P	Global X	NASDAQ 100®
	500® Collar 95-	NASDAQ 100®	Risk Managed
	110 ETF	Tail Risk ETF	Income ETF
Undistributed Ordinary Income	$14,640	$1,938	$–
Capital Loss Carryforwards	(398,833)	(746,234)	(2,295,488)
Unrealized Depreciation on Investments and Foreign Currency	(1)	–	–
Other Temporary Differences	2	1	(108,443)
Total Accumulated Losses	$(384,192)	$(744,295)	$(2,403,931)

Global X Funds

Global X
NASDAQ 100®
Collar 95-110
Undistributed Ordinary Income	$3,127
Capital Loss Carryforwards	(534,957)
Unrealized Depreciation on Investments and Foreign Currency	(1)
Other Temporary Differences	4
Total Accumulated Losses	$(531,827)

(1) The Global X SuperDividend® REIT ETF has a tax year that ends on December 31.

For taxable years beginning after December 22, 2010, a Registered Investment Company within the meaning of the 1940 Act is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Losses carried forward under these provisions are as follows:

Notes to Financial Statements (Continued)
October 31, 2022

6. TAX INFORMATION (continued)

	Short-Term	Long-Term
	Loss	Loss	Total *
Global X Social Media ETF	$16,502,288	$60,727,555	$77,229,843
Global X Lithium & Battery Tech ETF	226,806,120	108,877,548	335,683,668
Global X Disruptive Materials ETF	200,454	–	200,454
Global X E-commerce ETF	3,035,267	9,036,207	12,071,474
Global X Emerging Markets Internet & E-commerce ETF	431,967	1,167,806	1,599,773
Global X SuperDividend® ETF	286,175,435	413,539,756	699,715,191
Global X SuperDividend® U.S. ETF	123,337,380	11,632,329	134,969,709
Global X MSCI SuperDividend® EAFE ETF	126,722	1,257,475	1,384,197
Global X MSCI SuperDividend® Emerging Markets ETF	17,992,277	4,395,726	22,388,003
Global X SuperDividend® REIT ETF	156,084,925	69,056,735	225,141,660
Global X NASDAQ 100® Covered Call ETF	656,016,216	984,024,325	1,640,040,541
Global X S&P 500® Covered Call ETF	96,805,692	145,227,280	242,032,972
Global X Russell 2000 Covered Call ETF	66,140,478	99,210,716	165,351,194
Global X Dow 30® Covered Call ETF	387,500	581,250	968,750
Global X Nasdaq 100® Covered Call & Growth ETF	7,919,707	11,879,561	19,799,268
Global X S&P 500® Covered Call & Growth ETF	2,881,662	4,323,051	7,204,713
Global X SuperIncome™ Preferred ETF	18,580,766	50,403,287	68,984,053
Global X Renewable Energy Producers ETF	2,371,921	3,771,137	6,143,058
Global X S&P 500® Catholic Values ETF	2,533,395	–	2,533,395
Global X S&P Catholic Values Developed ex-U.S. ETF	46,396	–	46,396
Global X Guru® Index ETF	16,182,473	1,199,433	17,381,906
Global X S&P 500® Tail Risk ETF	208,231	312,399	520,630
Global X S&P 500® Risk Managed Income ETF	1,478,770	2,218,198	3,696,968
Global X S&P 500® Collar 95-110 ETF	159,512	239,321	398,833
Global X NASDAQ 100® Risk Managed Income ETF	918,195	1,377,293	2,295,488
Global X NASDAQ 100® Tail Risk ETF	298,494	447,741	746,235
Global X NASDAQ 100A® Collar 95-110 ETF	213,983	320,974	534,957

During the year ended October 31, 2022, the following Funds utilized capital loss carryforwards to offset capital gains amounting to:
	Short-Term	Long-Term
	Loss	Loss	Total *
Global X SuperDividend® U.S. ETF	$11,468,082	$33,700,368	$45,168,450
Global X MSCI SuperDividend® EAFE ETF	–	133,985	133,985
Global X SuperDividend® REIT ETF	1,491,829	–	1,491,829

Notes to Financial Statements (Continued)
October 31, 2022

6. TAX INFORMATION (continued)

The Federal tax cost basis of investments and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at October 31, 2022 were as follows:

		Aggregated	Aggregated	Net
		Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
Global X Funds	Cost	Appreciation	Depreciation	(Depreciation)
Global X Social Media ETF	$253,343,686	$3,028,654	$(152,355,714)	$(149,327,060)
Global X Lithium & Battery Tech ETF	3,797,609,058	718,703,636	(497,153,789)	221,549,847
Global X Disruptive Materials ETF	4,718,225	116,267	(1,406,999)	(1,290,732)
Global X E-commerce ETF	106,300,184	7,588	(63,392,741)	(63,385,153)
Global X Emerging Markets Internet &
E-commerce ETF	4,545,327	2,791	(2,398,733)	(2,395,942)
Global X SuperDividend® ETF	947,122,033	25,276,002	(271,359,389)	(246,083,387)
Global X SuperDividend® U.S. ETF	693,665,968	83,018,320	(75,673,407)	7,344,913
Global X MSCI SuperDividend® EAFE ETF	10,821,955	107,250	(2,584,286)	(2,477,036)
Global X MSCI SuperDividend® Emerging
Markets ETF	54,276,023	1,722,792	(16,827,220)	(15,104,428)
Global X SuperDividend® REIT ETF	383,036,781	6,189,615	(82,128,457)	(75,938,842)
Global X NASDAQ 100® Covered Call ETF	6,388,969,287	375,988,467	(375,988,468)	(1)
Global X S&P 500® Covered Call ETF	1,932,131,631	93,172,733	(93,172,733)	–
Global X Russell 2000 Covered Call ETF	1,340,165,027	100,534,374	(100,534,681)	(307)
Global X Dow 30® Covered Call ETF	52,903,475	3,100,079	(3,100,078)	1
Global X Nasdaq 100® Covered Call &
Growth ETF	60,996,148	1,118,929	(1,118,928)	1
Global X S&P 500® Covered Call & Growth
ETF	41,461,026	1,729,860	(1,729,860)	–
Global X Russell 2000 Covered Call &
Growth ETF	2,655,352	(1)	–	(1)
Global X SuperIncome™ Preferred ETF	224,465,443	3,257,161	(30,952,054)	(27,694,893)
Global X Renewable Energy Producers ETF	122,615,961	4,522,946	(35,588,951)	(31,066,005)
Global X S&P 500® Catholic Values ETF	514,201,946	78,717,755	(44,143,338)	34,574,417
Global X S&P Catholic Values Developed
ex-U.S. ETF	6,657,095	143,017	(1,213,648)	(1,070,631)
Global X Guru® Index ETF	54,052,304	3,449,418	(10,227,175)	(6,777,757)
Global X S&P 500® Tail Risk ETF	3,013,059	195,747	(195,747)	–
Global X S&P 500® Risk Managed Income
ETF	24,588,329	869,020	(869,019)	1
Global X S&P 500® Collar 95-110 ETF	3,914,993	222,523	(222,524)	(1)
Global X NASDAQ 100® Tail Risk ETF	1,906,039	33,906	(33,906)	–
Global X NASDAQ 100® Risk Managed
Income ETF	10,708,444	168,411	(168,411)	–
Global X NASDAQ 100® Collar 95-110 ETF	3,075,007	49,688	(49,689)	(1)

The preceding differences between book and tax cost are primarily due to mark-to-market treatment of passive foreign investment companies, mixed straddles, MLP adjustments, wash sales, late year loss deferrals and differences due to preferred debt securities.

Notes to Financial Statements (Continued)
October 31, 2022

7. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments, the level of governmental supervision and regulation of securities markets in the respective countries.

The securities markets of emerging countries are less liquid, subject to greater price volatility, and have a smaller market capitalization than those of U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issuers or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of emerging country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

Except for the Global X Russell 2000® Covered Call ETF, which uses a representative sampling strategy, the Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an underlying index in approximately the same proportions as in the underlying index. A representative sampling strategy is an indexing strategy that involves investing in a representative sample of securities (including indirect investments through underlying ETFs) that collectively has an investment profile similar to an underlying index in terms of key risk factors, performance attributes and other characteristics. Each Fund may utilize a representative sampling strategy with respect to its underlying indices when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow their underlying indices, or, in certain instances, when securities in the underlying indices become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to a Fund but not the underlying index).

The elimination of the London Inter-Bank Offered Rate (“LIBOR”) may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. On March 5, 2021, the

Notes to Financial Statements (Continued)
October 31, 2022

7. CONCENTRATION OF RISKS (continued)

administrator of LIBOR clarified that the publication of LIBOR on a representative basis will cease for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021, and for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions regarding the impact of this transition remain a concern for the Funds. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Funds until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted. Please refer to each Fund’s prospectus and statement of additional information (“SAI”) for a more complete description of risks.

8. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend portfolio securities having a market value up to one-third of its total assets. Security loans made pursuant to a securities lending agreement with BBH are initially required to be secured by collateral equal to at least 102% of the value of domestic equity securities and American Depositary Receipts (“ADRs”) and 105% of the value of foreign equity securities (other than ADRs). Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements, short term investments or U.S. Treasury obligations, and is recognized in the Schedules of Investments and Statements of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statements of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

Lending securities entails a risk of loss to the Funds if and to the extent that the market values of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. In the event the borrower may not provide additional collateral when required or may not return the securities when due, the securities lending agency agreement requires the lending agent to indemnify the Funds by replacing either the security or the security’s current market value to the Funds. The Funds could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

Notes to Financial Statements (Continued)
October 31, 2022

8. LOANS OF PORTFOLIO SECURITIES (continued)

At October 31, 2022, the following Funds had securities on loan, by counterparty:

			Cash
		Market Value	Collateral(1)
Global X Social Media ETF
Barclays Capital Inc.		$105,256	$109,150
Citigroup Global Markets Inc.		12,070	12,493
J.P. Morgan Securities LLC		109,836	116,251
Morgan Stanley & Co. LLC		625,431	643,980
	Total	$852,593	$881,874

			Cash
		Market Value	Collateral(1)
Global X Lithium & Battery Tech ETF
Barclays Bank PLC		$26,035,092	$27,570,808
BNP Paribas Securities Corp		5,707,471	5,995,754
BofA Securities Inc.		19,571,620	20,418,109
Citigroup Global Markets Inc.		3,122,874	3,339,300
Goldman Sachs & Co.		21,773,081	22,877,887
J.P. Morgan Securities LLC		3,561,969	3,660,506
Morgan Stanley & Co. LLC		35,051,051	36,524,572
SG Americas Securities LLC		637,885	1,047,296
UBS Securities LLC		2,228,094	2,226,420
Wells Fargo Securities LLC		1,563,925	1,586,250
	Total	$119,253,062	$125,246,902

			Cash
		Market Value	Collateral(1)
Global X E-commerce ETF
BMO Capital Markets		$246,480	$240,175
BNP Paribas Securities Corp		18,810	19,350
Morgan Stanley & Co. LLC		339,517	358,650
UBS AG London Branch		18,585	108,206
	Total	$623,392	$726,381

Notes to Financial Statements (Continued)
October 31, 2022

8. LOANS OF PORTFOLIO SECURITIES (continued)

			Cash
		Market Value	Collateral(1)
Global X SuperDividend® ETF
Barclays Capital Inc.		$1,913,616	$2,426,968
BMO Capital Markets		2,218,400	2,241,270
BNP Paribas Securities Corp		2,903,253	2,990,110
BofA Securities Inc.		2,036,677	2,096,847
Citigroup Global Markets Inc.		3,517,117	3,627,250
Goldman Sachs & Co.		4,944,739	5,166,951
J.P. Morgan Securities LLC		6,106,887	6,339,759
Morgan Stanley & Co. LLC		1,520,667	1,646,568
UBS AG London Branch		506,550	538,365
UBS Securities LLC		872,742	904,305
Wells Fargo Securities LLC		144,348	150,050
	Total	$26,684,996	$28,128,443

			Cash
		Market Value	Collateral(1)
Global X SuperDividend® U.S. ETF
BNP Paribas Securities Corp		$259,962	$266,400
Citigroup Global Markets Inc.		2,268,944	2,324,716
Goldman Sachs & Co.		10,483,018	10,684,198
J.P. Morgan Securities LLC		3,113,264	3,207,300
Scotia Capital Inc		2,908,407	2,952,141
Wells Fargo Securities LLC		15,960	16,500
	Total	$19,049,555	$19,451,255

			Cash
		Market Value	Collateral(1)
Global X SuperDividend® REIT ETF
BNP Paribas Securities Corp		$2,988,244	$3,065,545
BofA Securities Inc.		292,150	354,353
Citigroup Global Markets Inc.		1,690,872	1,732,190
Goldman Sachs & Co.		1,146,460	1,174,475
Nomura Securities International Inc		5,308,389	5,582,376
Scotia Capital Inc		7,842,027	8,407,714
UBS AG London Branch		740,076	778,520
	Total	$20,008,218	$21,095,173

			Cash
		Market Value	Collateral(1)
Global X SuperIncome™ Preferred ETF
BofA Securities Inc.		$515,412	$530,450
Goldman Sachs & Co.		2,031,814	2,065,588
	Total	$2,547,226	$2,596,038

Notes to Financial Statements (Continued)
October 31, 2022

8. LOANS OF PORTFOLIO SECURITIES (continued)

			Cash
		Market Value	Collateral(1)
Global X Renewable Energy Producers ETF
Barclays Capital Inc.		$282,558	$309,300
BNP Paribas Securities Corp		35,550	35,550
BofA Securities Inc.		161,721	161,721
Citigroup Global Markets Inc.		147,935	145,635
	Total	$627,764	$652,206

			Cash
		Market Value	Collateral(1)
Global X Guru® Index ETF
Morgan Stanley & Co. LLC		$189,104	$193,980
Scotia Capital Inc		560,232	593,340
	Total	$749,336	$787,320

(1) It is the Funds' policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

9. CONTRACTUAL OBLIGATION

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these contracts is unknown; however, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust (the “Trustees”) and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

10. SUBSEQUENT EVENTS

The Board of the Trust approved a reverse share split of one to three (1:3) of the issued and outstanding shares of the Global X Emerging Markets Internet & E-commerce ETF, Global X SuperDividend® ETF, Global X MSCI SuperDividend® Emerging Markets ETF and Global X SuperDividend® REIT ETF (the "Reverse Share Split"). The Reverse Share Split was completed after the close of business on December 19, 2022. The effect of this transaction for each Fund was to divide the number of outstanding Shares of the Fund by three, resulting in a corresponding increase in the NAV per Share. The capital share activity presented on the Statement of Changes in Net Assets for each of the years in the period then ended, and the per share data in the financial highlights for each of the years in the period then ended have been updated to reflect this reverse share split. There were no changes in net assets, results of operations or total return as a result of this transaction.

Notes to Financial Statements (Concluded)
October 31, 2022

10. SUBSEQUENT EVENTS (continued)

The Funds have been evaluated by management regarding the need for additional disclosures (other than what is disclosed in the preceding paragraph) and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Global X Funds and Shareholders of each of the twenty-eight funds listed in the table below.

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (twenty-eight of the funds constituting Global X Funds, hereafter collectively referred to as the "Funds") as of October 31, 2022, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2022, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Global X SuperDividend® ETF (1)	Global X S&P 500® Covered Call & Growth ETF (5)
Global X SuperDividend® U.S. ETF (1)	Global X Nasdaq 100® Covered Call & Growth ETF (5)
Global X Guru® Index ETF (1)	Global X Emerging Markets Internet & E-commerce ETF (6)
Global X MSCI SuperDividend® Emerging Markets ETF (1)	Global X Nasdaq 100® Tail Risk ETF (7)
Global X SuperDividend® REIT ETF (1)	Global X Nasdaq 100® Risk Managed Income ETF (7)
Global X SuperIncome™ Preferred ETF (1)	Global X Nasdaq 100® Collar 95-110 ETF (7)
Global X Social Media ETF (1)	Global X S&P 500® Tail Risk ETF (7)
Global X Renewable Energy Producers ETF (1)	Global X S&P 500® Collar 95-110 ETF (7)
Global X Lithium & Battery Tech ETF (1)	Global X S&P 500® Risk Managed Income ETF (7)
Global X MSCI SuperDividend® EAFE ETF (1)	Global X Disruptive Materials ETF (8)
Global X S&P 500® Catholic Values ETF (1)	Global X Dow 30® Covered Call ETF (9)

Report of Independent Registered Public Accounting Firm

Global X E-commerce ETF (2)	Global X Russell 2000 Covered Call & Growth ETF (10)
Global X Russell 2000 Covered Call ETF (3)	Global X S&P 500® Covered Call ETF (11)
Global X S&P Catholic Values Developed ex-U.S. ETF (4)	Global X NASDAQ 100® Covered Call ETF (11)

1.

Statements of operations for the year ended October 31, 2022, the statements of changes in net assets for each of the two years in the period ended October 31, 2022, and the financial highlights for each of the five years in the period ended October 31, 2022.

2.

Statement of operations for the year ended October 31, 2022, the statements of changes in net assets for each of the two years in the period ended October 31, 2022, and the financial highlights for each of the three years in the period ended October 31, 2022 and for the period November 27, 2018 (commencement of operations) through October 31, 2019.

3.

Statement of operations for the year ended October 31, 2022, the statements of changes in net assets for each of the two years in the period ended October 31, 2022, and the financial highlights for each of the three years in the period ended October 31, 2022 and for the period April 17, 2019 (commencement of operations) through October 31, 2019.

4.

Statement of operations for the year ended October 31, 2022, the statements of changes in net assets for each of the two years in the period ended October 31, 2022, and the financial highlights for each of the two years in the period ended October 31, 2022 and for the period June 22, 2020 (commencement of operations) through October 31, 2020.

5.

Statements of operations for the year ended October 31, 2022, the statements of changes in net assets for each of the two years in the period ended October 31, 2022, and the financial highlights for each of the two years in the period ended October 31, 2022 and for the period September 18, 2020 (commencement of operations) through October 31, 2020.

6.

Statement of operations for the year ended October 31, 2022 and the statements of changes in net assets and the financial highlights for the year ended October 31, 2022 and the period November 9, 2020 (commencement of operations) through October 31, 2021.

7.

Statements of operations for the year ended October 31, 2022 and the statements of changes in net assets and the financial highlights for the year ended October 31, 2022 and the period August 25, 2021 (commencement of operations) through October 31, 2021.

8.	Statement of operations, the statement of changes in net assets and the financial highlights for the period January 24, 2022 (commencement of operations) through October 31, 2022.

Report of Independent Registered Public Accounting Firm

9.	Statement of operations, the statement of changes in net assets and the financial highlights for the period February 23, 2022 (commencement of operations) through October 31, 2022.
10.	Statement of operations, the statement of changes in net assets and the financial highlights for the period October 4, 2022 (commencement of operations) through October 31, 2022.
11.

Statement of operations for the year ended October 31, 2022, the statements of changes in net assets for each of the two years in the period ended October 31, 2022 and the financial highlights for each of the four years in the period ended October 31, 2022.

The financial statements of Global X S&P 500® Covered Call ETF and Global X NASDAQ 100® Covered Call ETF as of and for the year ended October 31, 2018 and the financial highlights for each of the periods ended on or prior to October 31, 2018 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated December 28, 2018 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022, by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we

Report of Independent Registered Public Accounting Firm

performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 29, 2022

We have served as the auditor of one or more investment companies in Global X Funds since 2016.

Disclosure of Fund Expenses (Unaudited)

All ETFs (such as the Funds) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of the shareholder’s investment in a Fund.

Operating expenses such as these are deducted from a Fund’s gross income and directly reduce their final investment returns. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2020 through October 31, 2021).

The table on the next page illustrates the Funds’ costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the SEC requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Disclosure of Fund Expenses (Unaudited) (Continued)

	Beginning	Ending	Annualized	Expense
	Account Value	Account Value	Expense	Paid During
	5/1/2022	10/31/2022	Ratios	Period(1)
Global X Social Media ETF
Actual Fund Return	$1,000.00	$650.90	0.66%	$2.75
Hypothetical 5% Return	1,000.00	1,021.88	0.66	3.36
Global X Lithium & Battery Tech ETF
Actual Fund Return	$1,000.00	$1,012.00	0.75%	$3.80
Hypothetical 5% Return	1,000.00	1,021.43	0.75	3.82
Global X Disruptive Materials ETF
Actual Fund Return	$1,000.00	$771.40	0.60%	$1.19
Hypothetical 5% Return	1,000.00	4.08	0.60	4.68
Global X E-commerce ETF
Actual Fund Return	$1,000.00	$775.60	0.50%	$2.24
Hypothetical 5% Return	1,000.00	1,022.69	0.50	2.55
Global X Emerging Markets Internet & E-commerce ETF
Actual Fund Return	$1,000.00	$750.60	0.65%	$2.87
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31
Global X SuperDividend® ETF
Actual Fund Return	$1,000.00	$768.30	0.64%	$2.85
Hypothetical 5% Return	1,000.00	1,021.98	0.64	3.26
Global X SuperDividend® U.S. ETF
Actual Fund Return	$1,000.00	$977.40	0.45%	$2.24
Hypothetical 5% Return	1,000.00	1,022.94	0.45	2.29
Global X MSCI SuperDividend® EAFE ETF
Actual Fund Return	$1,000.00	$831.30	0.58%	$2.68
Hypothetical 5% Return	1,000.00	1,022.28	0.58	2.96
Global X MSCI SuperDividend® Emerging Markets ETF
Actual Fund Return	$1,000.00	$776.60	0.68%	$3.05
Hypothetical 5% Return	1,000.00	1,021.78	0.68	3.47
Global X SuperDividend® REIT ETF
Actual Fund Return	$1,000.00	$857.10	0.59%	$2.76
Hypothetical 5% Return	1,000.00	1,022.23	0.59	3.01

Disclosure of Fund Expenses (Unaudited) (Continued)

Beginning	Ending	Annualized	Expense
Account Value	Account Value	Expense	Paid During
5/1/2022	10/31/2022	Ratios	Period(1)

Global X NASDAQ 100® Covered Call ETF
Actual Fund Return	$1,000.00	$889.80	0.61%	$2.91
Hypothetical 5% Return	1,000.00	1,022.13	0.61	3.11
Global X S&P 500® Covered Call ETF
Actual Fund Return	$1,000.00	$912.80	0.60%	$2.89
Hypothetical 5% Return	1,000.00	1,022.18	0.60	3.06
Global X Russell 2000 Covered Call ETF
Actual Fund Return	$1,000.00	$939.30	0.59%	$2.88
Hypothetical 5% Return	1,000.00	1,022.23	0.59	3.01
Global X Dow 30® Covered Call ETF
Actual Fund Return	$1,000.00	$948.30	0.61%	$3.00
Hypothetical 5% Return	1,000.00	1,022.13	0.61	3.11
Global X Nasdaq 100® Covered Call & Growth ETF
Actual Fund Return	$1,000.00	$890.50	0.61%	$2.91
Hypothetical 5% Return	1,000.00	1,022.13	0.61	3.11
Global X S&P 500® Covered Call & Growth ETF
Actual Fund Return	$1,000.00	$928.60	0.62%	$3.01
Hypothetical 5% Return	1,000.00	1,022.08	0.62	3.16
Global X Russell 2000 Covered Call & Growth ETF
Actual Fund Return	$1,000.00	$1,000.00	0.50%	$0.45(2)
Hypothetical 5% Return	1,000.00	1,004.07	0.50	0.45
Global X SuperIncome™ Preferred ETF
Actual Fund Return	$1,000.00	$931.10	0.58%	$2.82
Hypothetical 5% Return	1,000.00	1,022.28	0.58	2.96
Global X Renewable Energy Producers ETF
Actual Fund Return	$1,000.00	$877.20	0.66%	$3.12
Hypothetical 5% Return	1,000.00	1,021.88	0.66	3.36
Global X S&P 500® Catholic Values ETF
Actual Fund Return	$1,000.00	$938.40	0.29%	$1.42
Hypothetical 5% Return	1,000.00	1,023.74	0.29	1.48

Disclosure of Fund Expenses (Unaudited) (Concluded)

Beginning	Ending	Annualized	Expense
Account Value	Account Value	Expense	Paid During
5/1/2022	10/31/2022	Ratios	Period(1)
Global X S&P Catholic Values Developed ex-U.S. ETF
Actual Fund Return	$1,000.00	$869.60	0.35%	$1.65
Hypothetical 5% Return	1,000.00	1,023.44	0.35	1.79
Global X Guru® Index ETF
Actual Fund Return	$1,000.00	$903.90	0.75%	$3.60
Hypothetical 5% Return	1,000.00	1,021.43	0.75	3.82
Global X S&P 500® Tail Risk ETF
Actual Fund Return	$1,000.00	$963.50	0.62%	$3.07
Hypothetical 5% Return	1,000.00	1,022.08	0.62	3.16
Global X S&P 500® Risk Managed Income ETF
Actual Fund Return	$1,000.00	$917.20	0.65%	$3.14
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31
Global X S&P 500® Collar 95-110 ETF
Actual Fund Return	$1,000.00	$1,002.50	0.66%	$3.33
Hypothetical 5% Return	1,000.00	1,021.88	0.66	3.36
Global X NASDAQ 100® Tail Risk ETF
Actual Fund Return	$1,000.00	$924.90	0.62%	$3.01
Hypothetical 5% Return	1,000.00	1,022.08	0.62	3.16
Global X NASDAQ 100® Risk Managed Income ETF
Actual Fund Return	$1,000.00	$919.50	0.64%	$3.10
Hypothetical 5% Return	1,000.00	1,021.98	0.64	3.26
Global X NASDAQ 100® Collar 95-110 ETF
Actual Fund Return	$1,000.00	$980.00	0.64%	$3.19
Hypothetical 5% Return	1,000.00	1,021.98	0.64	3.26

(1)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(2)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 27/365 (to reflect the one-half year period).

Liquidity Risk Management Program (UNAUDITED)

Pursuant to Rule 22e-4 under the 1940 Act, the Funds’ investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk. The Program is overseen by the Funds’ Liquidity Risk Management Committee (the “Committee”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.

At a meeting of the Board held on May 20, 2022, the Trustees received a report from the Committee addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2021 through December 31, 2021. The Committee’s report noted that the Committee had determined that the Program is reasonably designed to assess and manage each Fund’s Liquidity Risk and operated adequately and effectively to manage each Fund’s Liquidity Risk for the period covered by the report. The Committee’s report noted that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Committee’s report noted that one Fund of the Trust, the Global X Nigeria Fund, was classified as an In-Kind Fund for purposes of Liquidity Reporting. The Committee’s report noted that no other material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

Approval of Investment Advisory Agreement (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not “interested persons” of the ETF, as defined in the 1940 Act (“Independent Trustees”), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each ETF’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.

At a Board meeting of the Global X Funds (the “Trust”) held at the office of Global X Management Company LLC, the Trust’s investment adviser (“Global X Management”), on August 10, 2022 (the “New Fund Board Meeting”), the Board of Trustees (the “Board”) (including the Trust’s Independent Trustees, voting separately) considered and unanimously approved (i) the initial Investment Advisory Agreement (“New Investment Advisory Agreement”) for the Global X Russell 2000 Covered Call & Growth ETF (“New Fund”) and (ii) the initial Supervision and Administration Agreement between the Trust (“New Supervision and Administration Agreement”), on behalf of the New Fund, and

Global X Management. The New Investment Advisory Agreement and New Supervision and Administration Agreement are referred to collectively as the “New Fund Agreements.”

In advance of the Board meeting, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with the Board’s consideration of the New Fund Agreements and received and reviewed written responses from Global X Management and supporting materials relating to those requests for information. In the course of their consideration of the New Fund Agreements, the Trust’s Independent Trustees were advised by their independent legal counsel and, in addition to meetings with management of Global X Management, the Independent Trustees met separately in executive sessions with their counsel.

In determining to approve the New Fund Agreements for the New Fund, the Board considered a variety of factors, including the factors discussed in greater detail below.

Nature, Extent and Quality of Services

With respect to this factor, the Board considered:

•	the terms of the New Fund Agreements and the range of services proposed to be provided to the New Funds in accordance with the New Fund Agreements;
•	Global X Management’s key personnel and the portfolio managers who would provide investment advisory, supervision and administrative services to the New Fund;
•
Global X Management’s responsibilities under the New Fund Agreements to, among other things, (i) manage the investment operations of the New Fund and the composition of the New Fund’s assets, including the purchase, retention and disposition of its holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and

Approval of Investment Advisory Agreement (Unaudited) (Continued)

•	other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights appertaining to securities and assets held by the New Fund, (iv) select broker-dealers to execute portfolio transactions for the New Fund when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the New Fund, and the periodic updating of the registration statements, prospectuses, statements of additional information, and other reports and documents for the New Fund that are required to be filed by the Trust with the U.S. Securities and Exchange Commission (“SEC”) and other regulatory or governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the New Fund by shareholders and new investors;
•
the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that are proposed to be provided by Global X Management or made available to the New Fund; and

•
the quality of Global X Management’s resources and personnel that would be made available to the New Fund, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded, at the New Fund Board Meeting, that it was satisfied with the nature, extent and quality of the services proposed to be provided to the New Fund by Global X Management.

Performance

The Board determined that, because the New Fund had not yet begun investment operations as of the date of the New Fund Board Meeting, meaningful data relating to the investment performance of the New Fund was not available and, therefore, could not be a factor in approving the New Fund Agreements.

Cost of Services and Profitability

With respect to this factor, the Board considered:

•	Global X Management’s expected costs to provide investment management, supervision and administrative and related services to the New Fund;

•
The management fee (including the proposed investment advisory fee) (“Management Fee”) that was proposed to be borne by the New Fund under the New Fund Agreements for the various investment advisory, supervisory and administrative services that the New Fund requires under a unitary fee structure (including the types of fees and

Approval of Investment Advisory Agreement (Unaudited) (Continued)

•	expenses that are not included within the unitary fee and would be borne by the New Fund); and
•
the expected profitability to Global X Management, if any, from all of the services proposed to be provided to the New Fund by Global X Management and all aspects of the relationship between Global X Management and the New Fund.

Based on these considerations, the Board concluded that the proposed Management Fee to be paid by the New Fund to Global X Management, in light of the nature, extent and quality of the services to be provided, was reasonable and in the best interests of the New Fund’s shareholders.

Comparison of Fees and Services

With respect to this factor, the Board considered:

•
comparative information with respect to the proposed Management Fee to be paid to Global X Management by the New Fund. In connection with this consideration, Global X Management provided the Board with comparative expense data for the New Fund, including fees and expenses paid by unaffiliated similar specialized and/ or focused ETFs, and/or other similar registered funds.

•
the structure of the proposed unitary Management Fee (which includes as one component the proposed investment advisory fee for the New Fund) and the expected total expense ratio for the New Fund. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the New Fund was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of the New Fund and that the proposed Management Fee for the New Fund was set at a competitive level to make the New Fund viable in the marketplace; and

•
that, under the proposed unified Management Fee structure, Global X Management would be responsible for most ordinary expenses of the New Fund, including the costs of various third-party services required by the New Fund, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the New Fund would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded, at the New Fund Board Meeting, that the services to be received and the fees to be charged under the New Fund Agreements were reasonable on a comparative basis.

Approval of Investment Advisory Agreement (Unaudited) (Concluded)

Based on these considerations, the Board concluded, at the New Fund Board Meeting, that the services to be received and the fees to be charged under the New Fund Agreements were reasonable on a comparative basis.
Economies of Scale
With respect to this factor, the Board considered:

•	the extent to which economies of scale would be realized as the New Fund grows and whether the proposed unitary Management Fee for the New Fund reflected these economies of scale;
•	the significant investment of time, personnel and other resources that Global X Management intends to make in the New Fund in order to seek to assure that the New Fund is attractive to investors; and
•	that the proposed unitary Management Fee would provide a high level of certainty as to the total level of expenses for the New Fund and its shareholders.

Based on these considerations, the Board concluded, at the New Fund Board Meeting, that the proposed unitary Management Fee for the New Fund appropriately addressed economies of scale.

Other Benefits

In considering the New Fund Agreements, in addition to the factors discussed above, the

Board considered other benefits that may be realized by Global X Management as a result of its relationships with the New Fund. As a result, the Board concluded that, in the case of the New Fund, in the exercise of the Board’s business judgement, all information the Board considered supported approval of the New Fund Agreements.

Conclusion

After full consideration of the factors above, as well as other factors that were instructive in their consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the New Fund Agreements were fair and reasonable and in the best interest of the New Fund.

In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

Supplemental Information (UNAUDITED)

NAV is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of the Funds’ holdings. The Market Price of the Funds will fluctuate in accordance with changes in their NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.globalxetfs.com.

Trustees and Officers of the Trustees (UNAUDITED)

Set forth below are the names, addresses, years of birth, positions with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of Funds in Trust overseen by the Trustees, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust.

	Position(s)		Number of Funds in
Name, Address	Held	Principal Occupation(s) During the Past	Trust Overseen by	Other Directorships
(Year of Birth)	with Trust	5 Years	Trustee	Held by Trustees
Independent Trustees[1]
Charles A. Baker	Trustee (since	Chief Executive Officer of Investment	107[2]	None.
605 Third Avenue,	07/2018)	Innovations LLC (investment
43rd Floor		consulting) (since 2013); Managing
New York, NY		Director of NYSE Euronext (2003 to
10158		2012).
(1953)
Susan M. Ciccarone	Trustee (since	Partner, Further Global Capital	107[2]	Director of E78
605 Third Avenue,	09/2019)	Management (private equity) (since		Partners (since 2022);
43rd Floor		2017); formerly Chief Operating Officer		Director of ProSight
New York, NY		(2014-2016) and Chief Financial		Global, Inc. (since
10158		Officer (2012-2016), Emerging Global		2021); Director of
(1973)		Advisors, LLC (ETF issuer).		Casa Holdco LP,
parent of Celink (since
2018); Chairman,
Payment Alliance
International, Inc.
(2019-2021).
Clifford J. Weber	Trustee (since	Owner, Financial Products Consulting	107[2]	Chairman (since
605 Third Avenue,	07/2018)	Group LLC (consulting services to		2017) and Trustee
43rd Floor		financial institutions) (since 2015);		(since 2015) of
New York, NY		formerly, Executive Vice President of		Clough Funds Trust;
10158		Global Index and Exchange-Traded		Chairman and Trustee
(1963)		Products, NYSE Market, Inc., a		of Clayton Street
		subsidiary of Intercontinental Exchange		Trust (since 2016);
		(ETF/ETP listing exchange) (2013-		Chairman and Trustee
		2015).		of Janus Detroit Street
Trust (since 2016);
Chairman and Trustee
of Elevation ETF
Trust (2016-2018);
Trustee of Clough
Global Equity Fund
(since 2017); Trustee
of Clough Global
Dividend and Income
Fund (since 2017);
and Trustee of Clough
Global Opportunities
Fund (since 2017).

Trustees and Officers of the Trustees (UNAUDITED)

The Trust’s SAI includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-493-8631. The following chart lists Trustees and Officers as of October 31, 2022.

	Position(s)		Number of Funds in
Name, Address	Held	Principal Occupation(s) During the Past	Trust Overseen by	Other Directorships
(Year of Birth)	with Trust	5 Years	Trustee	Held by Trustees
Interested Trustee/Officers[1]
Luis Berruga	Trustee (since	Chief Executive Officer, GXMC (since	107[2]	None.
605 Third Avenue,	07/2018);	07/2018), Chief Financial Officer (since
43rd Floor	President (since	2/2014) and Chief Operating Officer
New York, NY	2018)	(9/2015 - 7/2018); Investment Banker,
10158		Jefferies (2012-2014).
(1977)
John Belanger	Chief Operating	Chief Operating Officer and Head of	N/A	N/A
605 Third Avenue,	Officer and	Portfolio Management & Portfolio
43rd Floor	Chief Financial	Administration, GXMC (since 12/2020);
New York, NY	Officer (since	Portfolio Manager (12/2020-4/2022);
10158	12/2020)	Secretary of the Trust (3/2020-9/2020);
(1982)		Head of Product Management, GXMC
(since 1/2020); Consultant to GXMC
(9/2018-12/2019); Chief Operating
Officer, Rex Shares, LLC (2014-2018).
Susan Lively	Secretary (since	General Counsel, GXMC (since	N/A	N/A
605 Third Avenue,	09/2020)	9/2020); Senior Corporate Counsel
43rd Floor		at Franklin Templeton (previously,
New York, NY		Managing Director and Associate
10158		General Counsel at Legg Mason & Co.,
(1981)		LLC) (2014-2020).
Eric Griffith	Assistant	Counsel, SEI Investments (since	N/A	N/A
One Freedom	Secretary (since	10/2019); Vice President and Assistant
Valley Drive	02/2020)	General Counsel, JPMorgan Chase &
Oaks, PA 19456		Co. (2012-2018).
(1969)
Joe Costello	Chief	Chief Compliance Officer, FlexShares	N/A	N/A
605 Third Avenue,	Compliance	Funds (2011-2015); Vice President,
43rd Floor	Officer (since	Northern Trust Investments (2003 -
New York, NY	09/2016)	2015).
10158
(1974)
Ronnie Riven	Treasurer	Director of Finance, GXMC (since	N/A	N/A
605 Third Avenue,	and Principal	2018); Director of Accounting and
43rd Floor	Accounting	Finance at Barclays Center (2016-2018);
New York, NY	Officer (since	Manager of External Reporting at
10158	12/2020)	National Grid (2013-2015).
(1984)

Trustees and Officers of the Trustees (UNAUDITED)

	Position(s)		Number of Funds in
Name, Address	Held	Principal Occupation(s) During the Past	Trust Overseen by	Other Directorships
(Year of Birth)	with Trust	5 Years	Trustee	Held by Trustees
Interested Trustee/Officers[1]
Eric Olsen[3]	Assistant	Director of Accounting, SEI Investment	N/A	N/A
One Freedom	Treasurer (since	Manager Services (March 2021 to
Valley Drive	5/2021)	present); formerly, Deputy Head of Fund
Oaks, PA 19456		Operations, Traditional Assets, Aberdeen
(1970)		Standard Investments (2013-2021).

1 Each Trustee serves until his or her successor is duly elected or appointed and qualified.

2 As of October 31, 2022, the Trust had one hundred and seven investment portfolios, ninety-seven of which were operational.

3 This officer of the Trust also serves as an officer of one or more mutual funds for which SEI Investments Company or an affiliate acts as investment manager, administrator or distributor.

Notice to Shareholders (UNAUDITED)

For shareholders that do not have an October 31, 2022 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2022 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2022, the Funds have designated the following items with regard to distributions paid during the year.

				Qualifying
				for Corporate
				Dividends	Qualifying
	Long-Term	Ordinary Income	Total	Received	Dividend
Return of Capital	Capital Gain	Distributions	Distributions	Deduction(1)	Income(2)
Global X Social Media ETF
100.00%	0.00%	0.00%	100.00%	0.00%	100.00%
Global Global X Lithium & Battery Tech ETF
0.00%	0.00%	100.00%	100.00%	48.14%	100.00%
Global X Disruptive Materials ETF
0.00%	0.00%	100.00%	100.00%	0.00%	0.00%
Global X E-Commerce ETF
7.41%	68.38%	24.21%	100.00%	100.00%	100.00%
Global X Emerging Markets Internet & E-commerce ETF
100.00%	0.00%	0.00%	100.00%	0.00%	0.00%
Global X SuperDividend® ETF
35.52%	0.00%	64.48%	100.00%	0.17%	33.07%
Global X SuperDividend® U.S. ETF
50.09%	0.00%	49.91%	100.00%	68.61%	68.95%
Global X MSCI SuperDividend® EAFE ETF
0.00	0.00%	100.00%	100.00%	0.00%	93.17%
Global X MSCI SuperDividend® Emerging Markets ETF
19.01%	0.00%	80.99%	100.00%	0.00%	67.69%
Global X SuperDividend® REIT ETF
51.71%	0.00%	48.29%	100.00%	0.00%	0.00%
Global X NASDAQ 100® Covered Call ETF
81.32%	0.00%	18.68%	100.00%	0.00%	0.00%
Global X S&P 500® Covered Call ETF
89.13%	0.00%	10.87%	100.00%	0.00%	0.00%
Global X Russell 2000 Covered Call ETF
84.18%	0.00%	15.82%	100.00%	0.00%	0.00%
Global X Dow 30® Covered Call ETF
82.38%	0.00%	17.62%	100.00%	0.00%	0.00%
Global X Nasdaq 100® Covered Call & Growth ETF
92.31%	0.00%	7.69%	100.00%	0.00%	0.00%
Global X S&P 500® Covered Call & Growth ETF
46.79%	0.12%	53.09%	100.00%	0.00%	0.00%
Global X Russell 2000 Covered Call & Growth ETF
0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X SuperIncome™ Preferred ETF
5.21%	0.00%	94.79%	100.00%	74.04%	74.03%
Global X Renewable Energy Producers ETF
0.00%	0.00%	100.00%	100.00%	12.55%	99.22%
Global X S&P 500® Catholic Values ETF
0.00%	12.99%	87.01%	100.00%	70.46%	75.06%
Global X S&P Catholic Values Developed ex-U.S. ETF
0.00%	6.92%	93.08%	100.00%	0.00%	82.05%
Global X Guru® Index ETF
81.26%	0.00%	18.74%	100.00%	100.00%	100.00%
Global X S&P 500® Tail Risk ETF
0.00%	4.77%	95.23%	100.00%	0.00%	0.00%
Global X S&P 500® Risk Managed Income ETF
88.55%	0.00%	11.45%	100.00%	0.00%	0.00%
Global X S&P 500® Collar 95-110 ETF
0.00%	0.58%	99.42%	100.00%	0.00%	0.00%
Global X NASDAQ 100® Tail Risk ETF
0.00%	0.00%	100.00%	100.00%	0.00%	0.00%
Global X NASDAQ 100® Risk Managed Income ETF
97.80%	0.00%	2.20%	100.00%	0.00%	0.00%
Global X NASDAQ 100® Collar 95-110 ETF
0.00%	4.04%	95.96%	100.00%	0.00%	0.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

Notice to Shareholders (UNAUDITED)

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned Funds to designate the maximum amount permitted by law.

		Short Term	Qualifying
U.S. Government	Interest Related	Capital Gain	Business	Foreign Tax
Interest(3)	Dividends(4)	Dividends(5)	Income(6)	Credit
Global X Social Media ETF
0.00%	0.00%	0.00%	0.00%	0.00%
Global X Lithium & Battery Tech ETF
0.00%	0.02%	0.00%	0.00%	0.00%
Global X Disruptive Materials ETF
0.00%	0.00%	0.00%	0.00%	17.28%
Global X E-Commerce ETF
0.00%	0.00%	0.00%	0.00%	0.00%
Global X Emerging Markets Internet & E-commerce ETF
0.00%	0.00%	0.00%	0.00%	0.00%
Global X SuperDividend® ETF
0.00%	0.01%	0.00%	10.71%	2.00%
Global X SuperDividend® U.S. ETF
0.00%	0.55%	0.00%	70.13%	0.00%
Global X MSCI SuperDividend® EAFE ETF
0.00%	0.00%	0.00%	0.00%	7.05%
Global X MSCI SuperDividend® Emerging Markets ETF
0.00	0.03%	0.00%	0.00%	8.22%
Global X SuperDividend® REIT ETF
0.00	0.00%	0.00%	67.82%	0.00%
Global X NASDAQ 100® Covered Call ETF
0.00%	0.03%	100.00%	0.00%	0.00%
Global X S&P 500® Covered Call ETF
0.00%	0.13%	100.00%	0.73%	0.00%
Global X Russell 2000 Covered Call ETF
0.00%	0.03%	100.00%	0.00%	0.00%
Global X Dow 30® Covered Call ETF
0.00%	0.00%	0.00%	0.00%	0.00%
Global X NASDAQ 100® Covered Call & Growth ETF
0.00%	0.00%	100.00%	0.00%	0.00%
Global X S&P 500® Covered Call & Growth ETF
0.00%	0.00%	100.00%	0.24%	0.00%
Global X Russell 2000 Covered Call & Growth ETF
0.00%	0.00%	0.00%	0.00%	0.00%
Global X SuperIncome™ Preferred ETF
0.00%	0.00%	0.00%	3.97%	0.00%
Global X Renewable Energy Producers ETF
0.00	0.22%	0.00%	0.00%	12.37%
Global X S&P 500® Catholic Values ETF
0.00%	0.03%	0.00%	3.31%	0.00%
Global X S&P Catholic Values Developed ex-U.S. ETF
0.00%	0.00%	100.00%	0.00%	6.64%
Global X Guru® Index ETF
0.00%	0.32%	0.00%	0.00%	0.00%
Global X S&P 500® Tail Risk ETF
0.00%	0.00%	100.00%	0.35%	0.00%
Global X S&P 500® Risk Managed Income ETF
0.00%	0.00%	100.00%	0.31%	0.00%
Global X S&P 500® Collar 95-110 ETF
0.00%	0.00%	100.00%	0.42%	0.00%
Global X NASDAQ 100® Tail Risk ETF
0.00%	0.00%	100.00%	0.00%	0.00%
Global X NASDAQ 100® Risk Managed Income ETF
0.00%	0.00%	0.00%	0.00%	0.00%
Global X NASDAQ 100® Collar 95-110 ETF
0.00%	0.00%	100.00%	0.00%	0.00%

(3) "U.S. Government Interest" represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

Notice to Shareholders (UNAUDITED)

(4) The percentage in this column represents the amount of "Interest Related Dividends" as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5) The percentage of this column represents the amount of “Short Term Capital Gain Dividend” and is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

(6) The percentage of this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

Certain Funds intend to pass through a foreign tax credit to shareholders. For the fiscal year ended October 31, 2022 the total amount of foreign source income and foreign tax credit are as follows:

	Foreign Source	Foreign Tax Credit
Fund Name	Income	Pass Through
Global X Disruptive Materials ETF	$83,661	$9,925
Global X Superdividend® ETF	46,660,747	1,917,262
Global X MSCI SuperDividend® EAFE ETF	821,599	56,262
Global X MSCI SuperDividend® Emerging Markets ETF	4,439,537	544,311
Global X Renewable Energy Producers ETF	1,393,112	174,127
Global X S&P Catholic Values Developed ex-U.S. ETF	163,141	14,486

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2022. Complete information will be computed and reported in conjunction with your 2022 Form 1099-DIV.

Notes

Notes

605 3rd Avenue, 43rd Floor
New York, NY 10158
1-888-493-8631
www.globalxetfs.com
Investment Adviser and Administrator:
Global X Management Company LLC
605 3rd Avenue, 43rd Floor
New York, NY 10158
Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456
Sub-Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456
Counsel for Global X Funds and the Independent Trustees:
Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
Suite 700
Washington, DC 20006
Custodians and Transfer Agents:
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109
The Bank of New York Mellon
500 Grant Street
Pittsburgh, PA 15258

Independent Registered Public Accounting Firm:
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-AR-003-1200

Item 2. Code of Ethics.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.
Item 3. Audit Committee Financial Expert.
(a)(1)  The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.
(a)(2)  The audit committee financial experts are Charles A. Baker and Susan M. Ciccarone and each is independent as defined in Form N-CSR Item 3(a)(2).
Item 4. Principal Accountant Fees and Services.
Fees billed by Pricewaterhouse Coopers LLP (“PwC”) relate to the registrant.
PWC billed the registrant aggregate fees for services rendered to the registrant for the last two fiscal years as follows:
		2022			2021
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$1,148,958	$0	$0	$929,467	$0	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees(1)	$406,447	$0	$0	$334,184	$0	$0
(d)	All Other Fees	$0	$0	$0	$0	$0	$0

Notes:
(1)	Tax Compliance and excise distribution services.

(e) (1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):
	2022	2021
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.
(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $406,447 and $334,184, respectively.
(h) During the past fiscal year, all non-audit services provided by registrant’s principal accountant to either registrant’s investment adviser or to any entity controlling, controlled by, or under common control with registrant’s investment adviser that provides ongoing services to registrant were pre-approved by the audit committee of registrant’s Board of Trustees.  Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.
(i) Not applicable.
(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.
The registrant has a separately-designated standing Audit Committee, which is composed of the registrant's Independent Trustees, Charles A. Baker, Susan M. Ciccarone and Clifford J. Weber.
Item 6.  Investments.
Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end management investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to open-end management investment companies.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end management investment companies.
Item 10.  Submission of Matters to a Vote of Security Holders.
There have been no material changes.

Item 11.  Controls and Procedures.
(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report.  In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable to open-end management investment companies.
Item 13.  Exhibits.
(a)(1) Code of Ethics attached hereto.
(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.
(b)  Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)
Global X Funds

By (Signature and Title)
/s/ Luis Berruga
Luis Berruga
President

Date:  January 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: January 6, 2023

By (Signature and Title)
/s/ Luis Berruga
Luis Berruga
President

Date:  January 6, 2023

By (Signature and Title)
/s/ John Belanger
John Belanger
Chief Financial Officer

Date:  January 6, 2023